UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
February 28, 2017
Columbia Contrarian Core Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Contrarian Core Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Contrarian Core Fund   |  Semiannual Report 2017

Columbia Contrarian Core Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Contrarian Core Fund (the Fund) seeks total return, consisting of long-term capital appreciation and current income.
Portfolio management
Guy Pope, CFA
Manager
Managed Fund since 2005
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	7.74	21.66	13.98	9.28
	Including sales charges		1.54	14.69	12.63	8.63
Class B	Excluding sales charges	11/01/98	7.35	20.71	13.13	8.45
	Including sales charges		2.35	15.71	12.88	8.45
Class C	Excluding sales charges	12/09/02	7.39	20.72	13.14	8.47
	Including sales charges		6.39	19.72	13.14	8.47
Class I *		09/27/10	7.96	22.16	14.47	9.68
Class K *		03/07/11	7.86	21.81	14.13	9.41
Class R *		09/27/10	7.63	21.35	13.69	9.03
Class R4 *		11/08/12	7.90	21.96	14.27	9.56
Class R5 *		11/08/12	7.97	22.11	14.40	9.62
Class V	Excluding sales charges	02/12/93	7.76	21.64	13.95	9.24
	Including sales charges		1.55	14.66	12.61	8.59
Class W *		09/27/10	7.79	21.65	13.98	9.29
Class Y *		11/08/12	8.02	22.16	14.45	9.65
Class Z		12/14/92	7.93	21.95	14.26	9.56
Russell 1000 Index			10.10	25.53	13.94	7.69
Returns for Class A and Class V are shown with and without the maximum initial sales charge of 5.75%. Prior to January 24, 2017, Class V shares were known as Class T shares. Class V shares have no relation to, or connection with, the Fund’s current Class T shares which were renamed and re-designated from Class W shares effective March 27, 2017. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Contrarian Core Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2017)
Apple, Inc.	4.7
Philip Morris International, Inc.	3.2
Berkshire Hathaway, Inc., Class B	3.2
JPMorgan Chase & Co.	3.1
Alphabet, Inc., Class C	3.0
Citigroup, Inc.	3.0
Facebook, Inc., Class A	2.9
Microsoft Corp.	2.9
Comcast Corp., Class A	2.9
Lowe’s Companies, Inc.	2.5
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2017)
Common Stocks	97.7
Money Market Funds	2.3
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2017)
Consumer Discretionary	12.8
Consumer Staples	8.7
Energy	6.7
Financials	16.9
Health Care	15.3
Industrials	9.1
Information Technology	22.7
Materials	2.1
Real Estate	1.6
Telecommunication Services	2.8
Utilities	1.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Contrarian Core Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2016 — February 28, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,077.40	1,019.59	5.41	5.26	1.05
Class B	1,000.00	1,000.00	1,073.50	1,015.92	9.20	8.95	1.79
Class C	1,000.00	1,000.00	1,073.90	1,015.87	9.26	9.00	1.80
Class I	1,000.00	1,000.00	1,079.60	1,021.62	3.30	3.21	0.64
Class K	1,000.00	1,000.00	1,078.60	1,020.13	4.84	4.71	0.94
Class R	1,000.00	1,000.00	1,076.30	1,018.35	6.69	6.51	1.30
Class R4	1,000.00	1,000.00	1,079.00	1,020.83	4.12	4.01	0.80
Class R5	1,000.00	1,000.00	1,079.70	1,021.37	3.56	3.46	0.69
Class V (formerly Class T)	1,000.00	1,000.00	1,077.60	1,019.59	5.41	5.26	1.05
Class W	1,000.00	1,000.00	1,077.90	1,019.64	5.36	5.21	1.04
Class Y	1,000.00	1,000.00	1,080.20	1,021.62	3.30	3.21	0.64
Class Z	1,000.00	1,000.00	1,079.30	1,020.83	4.12	4.01	0.80
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Contrarian Core Fund | Semiannual Report 2017	5

Portfolio of Investments
February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.0%
Issuer	Shares	Value ($)
Consumer Discretionary 12.4%
Hotels, Restaurants & Leisure 3.0%
Chipotle Mexican Grill, Inc.(a)	107,730	45,110,860
Marriott International, Inc., Class A	630,008	54,804,396
McDonald’s Corp.	765,820	97,756,923
Royal Caribbean Cruises Ltd.	468,555	45,028,136
Starbucks Corp.	1,050,345	59,733,120
Total		302,433,435
Household Durables 0.4%
Newell Brands, Inc.	843,860	41,374,456
Internet & Catalog Retail 0.7%
Expedia, Inc.	485,590	57,804,633
Liberty Interactive Corp., Class A(a)	961,960	18,161,805
Total		75,966,438
Media 4.0%
Comcast Corp., Class A	7,516,566	281,269,900
Walt Disney Co. (The)	1,081,255	119,035,363
Total		400,305,263
Specialty Retail 2.8%
Lowe’s Companies, Inc.	3,294,979	245,047,588
Michaels Companies, Inc. (The)(a)	1,867,787	37,523,841
Total		282,571,429
Textiles, Apparel & Luxury Goods 1.5%
Coach, Inc.	2,332,380	88,840,354
PVH Corp.	631,723	57,865,827
Total		146,706,181
Total Consumer Discretionary		1,249,357,202
Consumer Staples 8.5%
Beverages 1.6%
PepsiCo, Inc.	1,436,875	158,602,262
Food & Staples Retailing 3.8%
CVS Health Corp.	2,679,882	215,944,892
Kroger Co. (The)	2,948,315	93,756,417
Walgreens Boots Alliance, Inc.	806,498	69,665,297
Total		379,366,606
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.1%
Philip Morris International, Inc.	2,879,900	314,917,065
Total Consumer Staples		852,885,933
Energy 6.5%
Energy Equipment & Services 0.9%
Schlumberger Ltd.	1,162,760	93,439,394
Oil, Gas & Consumable Fuels 5.6%
Canadian Natural Resources Ltd.	1,349,040	38,730,938
Chevron Corp.	1,296,748	145,884,150
ConocoPhillips	2,358,961	112,215,775
EQT Corp.	600,845	35,984,607
Exxon Mobil Corp.	1,928,985	156,865,060
Noble Energy, Inc.	1,878,477	68,395,348
Total		558,075,878
Total Energy		651,515,272
Financials 16.4%
Banks 8.1%
Citigroup, Inc.	4,866,786	291,082,471
JPMorgan Chase & Co.	3,382,233	306,497,954
Wells Fargo & Co.	3,782,668	218,940,824
Total		816,521,249
Capital Markets 4.8%
Bank of New York Mellon Corp. (The)	4,055,531	191,177,731
BlackRock, Inc.	64,267	24,900,892
Invesco Ltd.	724,859	23,333,211
Morgan Stanley	4,421,415	201,926,023
S&P Global, Inc.	283,050	36,646,484
Total		477,984,341
Diversified Financial Services 3.1%
Berkshire Hathaway, Inc., Class B(a)	1,822,948	312,489,746
Insurance 0.4%
Aon PLC	338,533	39,151,341
Total Financials		1,646,146,677

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Contrarian Core Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.8%
Biotechnology 3.1%
Alexion Pharmaceuticals, Inc.(a)	411,635	54,027,094
Biogen, Inc.(a)	339,405	97,952,283
Celgene Corp.(a)	941,456	116,279,231
Vertex Pharmaceuticals, Inc.(a)	444,381	40,269,806
Total		308,528,414
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	2,330,044	105,038,383
Cooper Companies, Inc. (The)	179,777	35,800,792
Medtronic PLC	940,461	76,092,700
Zimmer Biomet Holdings, Inc.	691,800	80,995,944
Total		297,927,819
Health Care Providers & Services 3.1%
Anthem, Inc.	733,835	120,950,685
Cardinal Health, Inc.	672,488	54,720,348
CIGNA Corp.	899,410	133,922,149
Total		309,593,182
Pharmaceuticals 5.7%
Allergan PLC	510,590	125,002,644
Bristol-Myers Squibb Co.	1,432,175	81,218,644
Johnson & Johnson	1,618,661	197,816,561
Pfizer, Inc.	4,987,120	170,160,534
Total		574,198,383
Total Health Care		1,490,247,798
Industrials 8.8%
Air Freight & Logistics 2.2%
FedEx Corp.	1,138,931	219,790,904
Building Products 0.5%
Johnson Controls International PLC	1,257,823	52,753,097
Commercial Services & Supplies 0.3%
Stericycle, Inc.(a)	374,805	31,063,838
Electrical Equipment 0.5%
Eaton Corp. PLC	739,871	53,255,915
Industrial Conglomerates 4.2%
Common Stocks (continued)
Issuer	Shares	Value ($)
General Electric Co.	6,521,800	194,414,858
Honeywell International, Inc.	1,823,624	227,041,188
Total		421,456,046
Professional Services 1.1%
Dun & Bradstreet Corp. (The)	53,285	5,623,699
Nielsen Holdings PLC	2,312,505	102,582,722
Total		108,206,421
Total Industrials		886,526,221
Information Technology 22.1%
Communications Equipment 0.4%
Palo Alto Networks, Inc.(a)	263,000	39,949,700
Internet Software & Services 7.8%
Akamai Technologies, Inc.(a)	1,090,190	68,245,894
Alphabet, Inc., Class A(a)	156,518	132,246,754
Alphabet, Inc., Class C(a)	361,337	297,456,232
Facebook, Inc., Class A(a)	2,121,775	287,585,383
Total		785,534,263
IT Services 2.7%
Fidelity National Information Services, Inc.	1,319,080	108,520,711
MasterCard, Inc., Class A	1,476,719	163,118,381
Total		271,639,092
Semiconductors & Semiconductor Equipment 1.9%
Broadcom Ltd.	897,980	189,410,921
Software 4.7%
Activision Blizzard, Inc.	2,050,695	92,547,866
Electronic Arts, Inc.(a)	1,112,236	96,208,414
Microsoft Corp.	4,453,597	284,941,136
Total		473,697,416
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	3,329,146	456,059,711
Total Information Technology		2,216,291,103
Materials 2.0%
Chemicals 2.0%
Monsanto Co.	528,900	60,204,687
Sherwin-Williams Co. (The)	465,769	143,708,367
Total		203,913,054
Total Materials		203,913,054

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
American Tower Corp.	1,320,242	151,550,579
Total Real Estate		151,550,579
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	4,087,250	170,806,178
Verizon Communications, Inc.	2,046,553	101,570,425
Total		272,376,603
Total Telecommunication Services		272,376,603
Utilities 1.3%
Electric Utilities 1.3%
Edison International	1,059,032	84,447,212
Southern Co. (The)	797,760	40,542,163
Total		124,989,375
Total Utilities		124,989,375
Total Common Stocks (Cost $7,241,852,898)		9,745,799,817

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(b),(c)	226,182,667	226,182,667
Total Money Market Funds (Cost $226,182,667)		226,182,667
Total Investments (Cost: $7,468,035,565)		9,971,982,484
Other Assets & Liabilities, Net		74,286,805
Net Assets		10,046,269,289

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	305,769,244	1,005,688,554	(1,085,275,131)	226,182,667	1,985	478,260	226,182,667
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Contrarian Core Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	1,249,357,202	—	—	—	1,249,357,202
Consumer Staples	852,885,933	—	—	—	852,885,933
Energy	651,515,272	—	—	—	651,515,272
Financials	1,646,146,677	—	—	—	1,646,146,677
Health Care	1,490,247,798	—	—	—	1,490,247,798
Industrials	886,526,221	—	—	—	886,526,221
Information Technology	2,216,291,103	—	—	—	2,216,291,103
Materials	203,913,054	—	—	—	203,913,054
Real Estate	151,550,579	—	—	—	151,550,579
Telecommunication Services	272,376,603	—	—	—	272,376,603
Utilities	124,989,375	—	—	—	124,989,375
Total Common Stocks	9,745,799,817	—	—	—	9,745,799,817
Money Market Funds	—	—	—	226,182,667	226,182,667
Total Investments	9,745,799,817	—	—	226,182,667	9,971,982,484
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
February 28, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$7,241,852,898
Affiliated issuers, at cost	226,182,667
Total investments, at cost	7,468,035,565
Investments, at value
Unaffiliated issuers, at value	9,745,799,817
Affiliated issuers, at value	226,182,667
Total investments, at value	9,971,982,484
Receivable for:
Investments sold	132,195,302
Capital shares sold	13,255,645
Dividends	17,132,259
Foreign tax reclaims	71,854
Prepaid expenses	28,892
Trustees’ deferred compensation plan	390,813
Other assets	200,840
Total assets	10,135,258,089
Liabilities
Payable for:
Investments purchased	52,299,329
Capital shares purchased	34,541,004
Management services fees	169,592
Distribution and/or service fees	41,178
Transfer agent fees	1,341,558
Plan administration fees	1,086
Compensation of board members	12,652
Compensation of chief compliance officer	688
Other expenses	190,900
Trustees’ deferred compensation plan	390,813
Total liabilities	88,988,800
Net assets applicable to outstanding capital stock	$10,046,269,289
Represented by
Paid in capital	7,399,395,684
Undistributed net investment income	17,836,926
Accumulated net realized gain	125,089,760
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	2,503,946,919
Total - representing net assets applicable to outstanding capital stock	$10,046,269,289
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Contrarian Core Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
February 28, 2017 (Unaudited)
Class A
Net assets	$2,689,831,031
Shares outstanding	113,568,014
Net asset value per share	$23.68
Maximum offering price per share(a)	$25.12
Class B
Net assets	$4,331,168
Shares outstanding	200,982
Net asset value per share	$21.55
Class C
Net assets	$717,493,026
Shares outstanding	33,219,769
Net asset value per share	$21.60
Class I
Net assets	$328,746,591
Shares outstanding	13,799,565
Net asset value per share	$23.82
Class K
Net assets	$5,559,551
Shares outstanding	233,290
Net asset value per share	$23.83
Class R
Net assets	$113,557,102
Shares outstanding	4,789,584
Net asset value per share	$23.71
Class R4
Net assets	$469,785,015
Shares outstanding	19,396,082
Net asset value per share	$24.22
Class R5
Net assets	$638,596,832
Shares outstanding	26,387,086
Net asset value per share	$24.20
Class V(b)
Net assets	$149,873,883
Shares outstanding	6,385,950
Net asset value per share	$23.47
Maximum offering price per share(a)	$24.90
Class W
Net assets	$36,896,900
Shares outstanding	1,557,638
Net asset value per share	$23.69
Class Y
Net assets	$422,957,117
Shares outstanding	17,472,901
Net asset value per share	$24.21
Class Z
Net assets	$4,468,641,073
Shares outstanding	187,446,492
Net asset value per share	$23.84

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.
(b)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2017	11

Statement of Operations
Six Months Ended February 28, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$95,301,514
Dividends — affiliated issuers	478,260
Foreign taxes withheld	(199,748)
Total income	95,580,026
Expenses:
Management services fees	30,285,830
Distribution and/or service fees
Class A	3,547,555
Class B	25,529
Class C	3,385,947
Class R	254,448
Class V(a)	180,085
Class W	159,358
Transfer agent fees
Class A	2,350,253
Class B	4,231
Class C	560,617
Class I	5,732
Class K	1,398
Class R	84,252
Class R4	332,470
Class R5	162,350
Class V(a)	119,286
Class W	105,781
Class Y	6,991
Class Z	3,532,101
Plan administration fees
Class K	6,557
Compensation of board members	107,282
Custodian fees	34,112
Printing and postage fees	253,458
Registration fees	347,022
Audit fees	16,916
Legal fees	128,660
Compensation of chief compliance officer	2,182
Other	93,914
Total expenses	46,094,317
Net investment income	49,485,709
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	219,729,536
Investments — affiliated issuers	1,985
Foreign currency translations	(5,031)
Net realized gain	219,726,490
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	492,357,391
Foreign currency translations	2
Net change in unrealized appreciation (depreciation)	492,357,393
Net realized and unrealized gain	712,083,883
Net increase in net assets resulting from operations	$761,569,592

(a)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Contrarian Core Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment income	$49,485,709	$62,122,462
Net realized gain	219,726,490	8,905,471
Net change in unrealized appreciation (depreciation)	492,357,393	815,597,430
Net increase in net assets resulting from operations	761,569,592	886,625,363
Distributions to shareholders
Net investment income
Class A	(19,193,884)	(61,603,501)
Class B	—	(169,643)
Class C	—	(9,230,922)
Class I	(3,453,777)	(11,959,112)
Class K	(40,230)	(3,093)
Class R	(451,640)	(1,343,578)
Class R4	(3,562,542)	(7,021,383)
Class R5	(5,967,141)	(11,778,388)
Class V(a)	(968,097)	(3,614,625)
Class W	(843,456)	(1,414,819)
Class Y	(3,854,161)	(1,957,696)
Class Z	(38,846,630)	(65,021,880)
Net realized gains
Class A	(21,919,791)	(71,377,749)
Class B	(42,890)	(281,084)
Class C	(5,729,742)	(15,383,736)
Class I	(2,474,135)	(11,792,193)
Class K	(39,271)	(3,406)
Class R	(797,594)	(1,730,183)
Class R4	(3,005,305)	(7,412,136)
Class R5	(4,473,015)	(11,842,976)
Class V(a)	(1,115,823)	(4,210,566)
Class W	(958,481)	(1,639,301)
Class Y	(2,760,953)	(1,934,742)
Class Z	(32,770,414)	(68,474,886)
Total distributions to shareholders	(153,268,972)	(371,201,598)
Increase (decrease) in net assets from capital stock activity	(496,679,579)	3,228,540,706
Total increase in net assets	111,621,041	3,743,964,471
Net assets at beginning of period	9,934,648,248	6,190,683,777
Net assets at end of period	$10,046,269,289	$9,934,648,248
Undistributed net investment income	$17,836,926	$45,532,775

(a)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)		August 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	16,525,768	371,359,842	48,128,391	1,017,079,358
Fund reorganization	—	—	2,911,441	60,325,156
Distributions reinvested	1,703,138	38,796,444	6,161,108	126,980,438
Redemptions	(33,025,934)	(755,026,013)	(36,847,943)	(778,168,494)
Net increase (decrease)	(14,797,028)	(344,869,727)	20,352,997	426,216,458
Class B
Subscriptions	8,128	165,237	45,719	884,791
Distributions reinvested	2,033	42,206	23,557	443,344
Redemptions (a)	(106,587)	(2,183,714)	(264,258)	(5,049,400)
Net decrease	(96,426)	(1,976,271)	(194,982)	(3,721,265)
Class C
Subscriptions	4,607,665	94,525,077	14,095,386	272,495,550
Fund reorganization	—	—	1,127,343	21,281,992
Distributions reinvested	237,660	4,945,710	1,091,134	20,578,795
Redemptions	(4,624,220)	(95,016,517)	(4,401,923)	(85,094,434)
Net increase	221,105	4,454,270	11,911,940	229,261,903
Class I
Subscriptions	587,893	12,763,060	4,361,594	90,879,128
Fund reorganization	—	—	94	1,955
Distributions reinvested	258,970	5,927,821	1,147,398	23,751,142
Redemptions	(3,058,884)	(69,751,243)	(9,376,151)	(201,335,473)
Net decrease	(2,212,021)	(51,060,362)	(3,867,065)	(86,703,248)
Class K
Subscriptions	5,414	123,074	248,597	5,280,131
Distributions reinvested	3,468	79,454	306	6,336
Redemptions	(12,583)	(283,029)	(17,292)	(383,527)
Net increase (decrease)	(3,701)	(80,501)	231,611	4,902,940
Class R
Subscriptions	1,229,296	27,635,885	2,493,106	52,783,290
Fund reorganization	—	—	348,131	7,216,396
Distributions reinvested	40,077	914,165	102,297	2,112,434
Redemptions	(813,842)	(18,307,582)	(963,209)	(20,257,607)
Net increase	455,531	10,242,468	1,980,325	41,854,513
Class R4
Subscriptions	5,144,582	118,803,019	8,232,471	177,759,473
Fund reorganization	—	—	364,058	7,717,423
Distributions reinvested	279,486	6,506,429	682,566	14,368,022
Redemptions	(2,599,404)	(59,961,877)	(3,193,911)	(69,241,659)
Net increase	2,824,664	65,347,571	6,085,184	130,603,259
Class R5
Subscriptions	4,282,595	98,976,029	19,032,190	414,631,025
Fund reorganization	—	—	926,239	19,625,841
Distributions reinvested	448,671	10,436,073	1,117,699	23,505,208
Redemptions	(5,871,685)	(135,163,348)	(9,009,812)	(190,228,689)
Net increase (decrease)	(1,140,419)	(25,751,246)	12,066,316	267,533,385
Class V(b)
Subscriptions	35,804	806,691	110,941	2,272,788
Distributions reinvested	64,778	1,462,036	266,648	5,444,949
Redemptions	(365,128)	(8,154,930)	(524,066)	(11,080,577)
Net decrease	(264,546)	(5,886,203)	(146,477)	(3,362,840)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Contrarian Core Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)		August 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Class W
Subscriptions	1,440,978	32,477,168	9,044,630	190,637,528
Fund reorganization	—	—	95	1,963
Distributions reinvested	79,099	1,801,867	148,179	3,053,977
Redemptions	(9,854,688)	(221,035,336)	(4,860,868)	(105,635,402)
Net increase (decrease)	(8,334,611)	(186,756,301)	4,332,036	88,058,066
Class Y
Subscriptions	4,597,061	105,866,322	12,749,816	268,717,492
Fund reorganization	—	—	65,725	1,392,855
Distributions reinvested	271,473	6,314,467	132,077	2,777,583
Redemptions	(1,841,189)	(42,688,313)	(950,699)	(20,822,683)
Net increase	3,027,345	69,492,476	11,996,919	252,065,247
Class Z
Subscriptions	28,107,085	636,714,655	56,743,145	1,206,996,663
Fund reorganization	—	—	59,654,609	1,245,149,414
Distributions reinvested	2,284,114	52,351,890	4,076,451	84,504,832
Redemptions	(31,535,948)	(718,902,298)	(30,828,122)	(654,818,621)
Net increase (decrease)	(1,144,749)	(29,835,753)	89,646,083	1,881,832,288
Total net increase (decrease)	(21,464,856)	(496,679,579)	154,394,887	3,228,540,706

(a)	Includes conversions of Class B shares to Class A shares, if any.
(b)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
02/28/2017 (c)	$22.29	0.10	1.61	1.71	(0.15)	(0.17)
08/31/2016	$21.27	0.15	2.05	2.20	(0.55)	(0.63)
08/31/2015	$22.37	0.65 (f)	(0.23)	0.42	(0.10)	(1.42)
08/31/2014	$19.15	0.14	4.32	4.46	(0.11)	(1.13)
08/31/2013	$15.68	0.13	3.48	3.61	(0.12)	(0.02)
08/31/2012 (g)	$12.63	0.11	3.32	3.43	(0.07)	(0.31)
09/30/2011	$12.61	0.08	(0.03)	0.05	(0.03)	—
Class B
02/28/2017 (c)	$20.24	0.01	1.47	1.48	—	(0.17)
08/31/2016	$19.40	(0.01)	1.87	1.86	(0.39)	(0.63)
08/31/2015	$20.58	0.29 (f)	(0.05)	0.24	—	(1.42)
08/31/2014	$17.74	(0.01)	3.98	3.97	—	(1.13)
08/31/2013	$14.53	(0.00) (i)	3.24	3.24	(0.01)	(0.02)
08/31/2012 (g)	$11.74	0.01	3.09	3.10	—	(0.31)
09/30/2011	$11.78	(0.03)	(0.01)	(0.04)	—	—
Class C
02/28/2017 (c)	$20.28	0.01	1.48	1.49	—	(0.17)
08/31/2016	$19.43	(0.00) (i)	1.86	1.86	(0.38)	(0.63)
08/31/2015	$20.62	0.50 (f)	(0.27)	0.23	—	(1.42)
08/31/2014	$17.77	(0.01)	3.99	3.98	—	(1.13)
08/31/2013	$14.55	(0.00) (i)	3.25	3.25	(0.01)	(0.02)
08/31/2012 (g)	$11.76	0.01	3.09	3.10	—	(0.31)
09/30/2011	$11.80	(0.03)	(0.01)	(0.04)	—	—
Class I
02/28/2017 (c)	$22.46	0.15	1.62	1.77	(0.24)	(0.17)
08/31/2016	$21.43	0.24	2.06	2.30	(0.64)	(0.63)
08/31/2015	$22.53	0.57 (f)	(0.06)	0.51	(0.19)	(1.42)
08/31/2014	$19.27	0.23	4.35	4.58	(0.19)	(1.13)
08/31/2013	$15.78	0.21	3.49	3.70	(0.19)	(0.02)
08/31/2012 (g)	$12.71	0.17	3.34	3.51	(0.13)	(0.31)
09/30/2011	$12.69	0.14	(0.03)	0.11	(0.09)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Contrarian Core Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.32)	$23.68	7.74%	1.05% (d)	1.05% (d)	0.88% (d)	29%	$2,689,831
(1.18)	$22.29	10.79%	1.07%	1.07% (e)	0.72%	47%	$2,860,806
(1.52)	$21.27	1.99%	1.09%	1.09% (e)	2.93%	60%	$2,297,176
(1.24)	$22.37	24.15%	1.11%	1.11% (e)	0.69%	65%	$1,659,841
(0.14)	$19.15	23.23%	1.15%	1.14% (e)	0.73%	47%	$913,212
(0.38)	$15.68	27.59%	1.19% (d)	1.16% (d),(e)	0.82% (d)	62%	$588,182
(0.03)	$12.63	0.39%	1.19% (h)	1.16% (e),(h)	0.56%	78%	$427,039

(0.17)	$21.55	7.35%	1.79% (d)	1.79% (d)	0.11% (d)	29%	$4,331
(1.02)	$20.24	9.96%	1.83%	1.83% (e)	(0.06%)	47%	$6,019
(1.42)	$19.40	1.22%	1.84%	1.84% (e)	1.40%	60%	$9,551
(1.13)	$20.58	23.20%	1.86%	1.86% (e)	(0.08%)	65%	$14,023
(0.03)	$17.74	22.32%	1.90%	1.89% (e)	(0.02%)	47%	$16,396
(0.31)	$14.53	26.72%	1.94% (d)	1.91% (d),(e)	0.05% (d)	62%	$17,292
—	$11.74	(0.34%)	1.92% (h)	1.90% (e),(h)	(0.19%)	78%	$21,560

(0.17)	$21.60	7.39%	1.80% (d)	1.80% (d)	0.14% (d)	29%	$717,493
(1.01)	$20.28	9.98%	1.83%	1.83% (e)	(0.02%)	47%	$669,226
(1.42)	$19.43	1.17%	1.85%	1.85% (e)	2.46%	60%	$409,798
(1.13)	$20.62	23.22%	1.86%	1.86% (e)	(0.06%)	65%	$222,834
(0.03)	$17.77	22.36%	1.90%	1.89% (e)	(0.02%)	47%	$115,940
(0.31)	$14.55	26.68%	1.94% (d)	1.91% (d),(e)	0.07% (d)	62%	$58,257
—	$11.76	(0.34%)	1.95% (h)	1.92% (e),(h)	(0.22%)	78%	$36,559

(0.41)	$23.82	7.96%	0.63% (d)	0.63% (d)	1.30% (d)	29%	$328,747
(1.27)	$22.46	11.26%	0.65%	0.65%	1.14%	47%	$359,556
(1.61)	$21.43	2.42%	0.65%	0.65%	2.55%	60%	$425,921
(1.32)	$22.53	24.71%	0.68%	0.68%	1.12%	65%	$490,451
(0.21)	$19.27	23.73%	0.70%	0.70%	1.17%	47%	$424,376
(0.44)	$15.78	28.12%	0.75% (d)	0.75% (d)	1.24% (d)	62%	$385,802
(0.09)	$12.71	0.81%	0.76% (h)	0.76% (e),(h)	0.99%	78%	$280,304
Columbia Contrarian Core Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class K
02/28/2017 (c)	$22.43	0.11	1.64	1.75	(0.18)	(0.17)
08/31/2016	$21.40	0.23	2.01	2.24	(0.58)	(0.63)
08/31/2015	$22.50	0.61 (f)	(0.16)	0.45	(0.13)	(1.42)
08/31/2014	$19.26	0.17	4.33	4.50	(0.13)	(1.13)
08/31/2013	$15.77	0.15	3.51	3.66	(0.15)	(0.02)
08/31/2012 (g)	$12.70	0.13	3.34	3.47	(0.09)	(0.31)
09/30/2011 (j)	$14.93	0.06	(2.29)	(2.23)	—	—
Class R
02/28/2017 (c)	$22.29	0.07	1.62	1.69	(0.10)	(0.17)
08/31/2016	$21.26	0.10	2.05	2.15	(0.49)	(0.63)
08/31/2015	$22.37	0.65 (f)	(0.29)	0.36	(0.05)	(1.42)
08/31/2014	$19.15	0.09	4.32	4.41	(0.06)	(1.13)
08/31/2013	$15.68	0.08	3.49	3.57	(0.08)	(0.02)
08/31/2012 (g)	$12.63	0.08	3.32	3.40	(0.04)	(0.31)
09/30/2011	$12.61	0.05	(0.03)	0.02	—	—
Class R4
02/28/2017 (c)	$22.81	0.13	1.66	1.79	(0.21)	(0.17)
08/31/2016	$21.74	0.21	2.09	2.30	(0.60)	(0.63)
08/31/2015	$22.83	0.80 (f)	(0.32)	0.48	(0.15)	(1.42)
08/31/2014	$19.52	0.20	4.40	4.60	(0.16)	(1.13)
08/31/2013 (k)	$15.84	0.16	3.70	3.86	(0.16)	(0.02)
Class R5
02/28/2017 (c)	$22.80	0.14	1.66	1.80	(0.23)	(0.17)
08/31/2016	$21.73	0.24	2.09	2.33	(0.63)	(0.63)
08/31/2015	$22.83	0.78 (f)	(0.28)	0.50	(0.18)	(1.42)
08/31/2014	$19.52	0.23	4.39	4.62	(0.18)	(1.13)
08/31/2013 (l)	$15.84	0.15	3.73	3.88	(0.18)	(0.02)
Class V(m)
02/28/2017 (c)	$22.09	0.10	1.60	1.70	(0.15)	(0.17)
08/31/2016	$21.08	0.15	2.04	2.19	(0.55)	(0.63)
08/31/2015	$22.19	0.55 (f)	(0.15)	0.40	(0.09)	(1.42)
08/31/2014	$19.01	0.13	4.28	4.41	(0.10)	(1.13)
08/31/2013	$15.56	0.12	3.47	3.59	(0.12)	(0.02)
08/31/2012 (g)	$12.54	0.10	3.29	3.39	(0.06)	(0.31)
09/30/2011	$12.51	0.06	—	0.06	(0.03)	—
Class W
02/28/2017 (c)	$22.29	0.09	1.63	1.72	(0.15)	(0.17)
08/31/2016	$21.27	0.15	2.05	2.20	(0.55)	(0.63)
08/31/2015	$22.38	0.50 (f)	(0.09)	0.41	(0.10)	(1.42)
08/31/2014	$19.16	0.14	4.32	4.46	(0.11)	(1.13)
08/31/2013	$15.69	0.13	3.48	3.61	(0.12)	(0.02)
08/31/2012 (g)	$12.64	0.11	3.32	3.43	(0.07)	(0.31)
09/30/2011	$12.61	0.08	(0.02)	0.06	(0.03)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Contrarian Core Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.35)	$23.83	7.86%	0.94% (d)	0.94% (d)	1.00% (d)	29%	$5,560
(1.21)	$22.43	10.92%	0.95%	0.95%	1.08%	47%	$5,317
(1.55)	$21.40	2.12%	0.96%	0.96%	2.73%	60%	$115
(1.26)	$22.50	24.27%	0.97%	0.97%	0.81%	65%	$113
(0.17)	$19.26	23.40%	1.00%	1.00%	0.87%	47%	$144
(0.40)	$15.77	27.74%	1.05% (d)	1.05% (d)	0.93% (d)	62%	$117
—	$12.70	(14.94%)	1.05% (d),(h)	1.05% (d),(e),(h)	0.72% (d)	78%	$100

(0.27)	$23.71	7.63%	1.30% (d)	1.30% (d)	0.65% (d)	29%	$113,557
(1.12)	$22.29	10.55%	1.32%	1.32% (e)	0.49%	47%	$96,586
(1.47)	$21.26	1.69%	1.34%	1.34% (e)	2.93%	60%	$50,048
(1.19)	$22.37	23.86%	1.36%	1.36% (e)	0.44%	65%	$30,291
(0.10)	$19.15	22.93%	1.39%	1.39% (e)	0.46%	47%	$13,102
(0.35)	$15.68	27.34%	1.42% (d)	1.41% (d),(e)	0.59% (d)	62%	$4,489
—	$12.63	0.16%	1.44% (h)	1.39% (e),(h)	0.32%	78%	$6

(0.38)	$24.22	7.90%	0.80% (d)	0.80% (d)	1.15% (d)	29%	$469,785
(1.23)	$22.81	11.07%	0.82%	0.82% (e)	0.99%	47%	$377,946
(1.57)	$21.74	2.25%	0.85%	0.85% (e)	3.53%	60%	$227,941
(1.29)	$22.83	24.44%	0.86%	0.86% (e)	0.94%	65%	$105,458
(0.18)	$19.52	24.61%	0.89% (d)	0.89% (d),(e)	1.04% (d)	47%	$46,212

(0.40)	$24.20	7.97%	0.69% (d)	0.69% (d)	1.24% (d)	29%	$638,597
(1.26)	$22.80	11.22%	0.70%	0.70%	1.12%	47%	$627,659
(1.60)	$21.73	2.34%	0.71%	0.71%	3.45%	60%	$336,043
(1.31)	$22.83	24.60%	0.73%	0.73%	1.08%	65%	$209,498
(0.20)	$19.52	24.75%	0.75% (d)	0.75% (d)	1.01% (d)	47%	$68,709

(0.32)	$23.47	7.76%	1.05% (d)	1.05% (d)	0.88% (d)	29%	$149,874
(1.18)	$22.09	10.83%	1.08%	1.08% (e)	0.71%	47%	$146,879
(1.51)	$21.08	1.92%	1.11%	1.11% (e)	2.49%	60%	$143,304
(1.23)	$22.19	24.06%	1.16%	1.16% (e)	0.63%	65%	$151,430
(0.14)	$19.01	23.22%	1.20%	1.19% (e)	0.68%	47%	$131,732
(0.37)	$15.56	27.49%	1.24% (d)	1.21% (d),(e)	0.77% (d)	62%	$117,457
(0.03)	$12.54	0.43%	1.26% (h)	1.21% (e),(h)	0.44%	78%	$100,805

(0.32)	$23.69	7.79%	1.04% (d)	1.04% (d)	0.76% (d)	29%	$36,897
(1.18)	$22.29	10.79%	1.07%	1.07% (e)	0.71%	47%	$220,502
(1.52)	$21.27	1.95%	1.09%	1.09% (e)	2.26%	60%	$118,262
(1.24)	$22.38	24.15%	1.10%	1.10% (e)	0.67%	65%	$124,021
(0.14)	$19.16	23.21%	1.14%	1.14% (e)	0.73%	47%	$254,377
(0.38)	$15.69	27.57%	1.19% (d)	1.16% (d),(e)	0.83% (d)	62%	$106,075
(0.03)	$12.64	0.47%	1.20% (h)	1.16% (e),(h)	0.54%	78%	$74,302
Columbia Contrarian Core Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Y
02/28/2017 (c)	$22.81	0.15	1.66	1.81	(0.24)	(0.17)
08/31/2016	$21.75	0.27	2.06	2.33	(0.64)	(0.63)
08/31/2015	$22.84	1.19 (f)	(0.67)	0.52	(0.19)	(1.42)
08/31/2014	$19.52	0.24	4.40	4.64	(0.19)	(1.13)
08/31/2013 (n)	$15.84	0.24	3.64	3.88	(0.18)	(0.02)
Class Z
02/28/2017 (c)	$22.45	0.13	1.64	1.77	(0.21)	(0.17)
08/31/2016	$21.42	0.21	2.05	2.26	(0.60)	(0.63)
08/31/2015	$22.52	0.66 (f)	(0.18)	0.48	(0.16)	(1.42)
08/31/2014	$19.27	0.19	4.35	4.54	(0.16)	(1.13)
08/31/2013	$15.78	0.17	3.50	3.67	(0.16)	(0.02)
08/31/2012 (g)	$12.71	0.15	3.34	3.49	(0.11)	(0.31)
09/30/2011	$12.68	0.11	(0.01)	0.10	(0.07)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year ended	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class V	Class W	Class Y	Class Z
08/31/2015	$ 0.54	$ 0.35	$ 0.55	$ 0.37	$ 0.47	$ 0.60	$ 0.63	$ 0.58	$ 0.45	$ 0.40	$ 0.96	$ 0.50

(g)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(h)	Ratios include line of credit interest expense which is less than 0.01%.
(i)	Rounds to zero.
(j)	Class K shares commenced operations on March 7, 2011. Per share data and total return reflect activity from that date.
(k)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(l)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(m)	Effective January 24, 2017, Class T shares were renamed Class V shares.
(n)	Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Contrarian Core Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.41)	$24.21	8.02%	0.64% (d)	0.64% (d)	1.31% (d)	29%	$422,957
(1.27)	$22.81	11.22%	0.65%	0.65%	1.23%	47%	$329,514
(1.61)	$21.75	2.44%	0.66%	0.66%	5.26%	60%	$53,246
(1.32)	$22.84	24.71%	0.68%	0.68%	1.12%	65%	$2,514
(0.20)	$19.52	24.79%	0.72% (d)	0.72% (d)	1.60% (d)	47%	$79

(0.38)	$23.84	7.93%	0.80% (d)	0.80% (d)	1.14% (d)	29%	$4,468,641
(1.23)	$22.45	11.05%	0.82%	0.82% (e)	0.99%	47%	$4,234,639
(1.58)	$21.42	2.24%	0.84%	0.84% (e)	2.97%	60%	$2,119,278
(1.29)	$22.52	24.45%	0.86%	0.86% (e)	0.93%	65%	$1,831,114
(0.18)	$19.27	23.50%	0.90%	0.89% (e)	0.98%	47%	$1,315,874
(0.42)	$15.78	27.91%	0.94% (d)	0.91% (d),(e)	1.08% (d)	62%	$819,630
(0.07)	$12.71	0.72%	0.96% (h)	0.91% (e),(h)	0.76%	78%	$494,107
Columbia Contrarian Core Fund | Semiannual Report 2017	21

Notes to Financial Statements
February 28, 2017 (Unaudited)
Note 1. Organization
Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class V shares (formerly Class T shares) are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations. Effective January 24, 2017, Class T shares were renamed Class V shares.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares
22	Columbia Contrarian Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Contrarian Core Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
24	Columbia Contrarian Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2017 was 0.61% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Contrarian Core Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class and Class I and Class Y shares did not pay transfer agency fees.
For the six months ended February 28, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Class B	0.17
Class C	0.17
Class I	0.003
Class K	0.053
Class R	0.17
Class R4	0.17
Class R5	0.053
Class V	0.17
Class W	0.17
Class Y	0.004
Class Z	0.17
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
26	Columbia Contrarian Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2017, if any, are listed below:
Amount ($)
Class A	1,913,364
Class B	1,158
Class C	45,306
Class V	2,025
Columbia Contrarian Core Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	January 1, 2017 through December 31, 2017	Prior to January 1, 2017
Class A	1.170%	1.19%
Class B	1.920	1.94
Class C	1.920	1.94
Class I	0.815	0.81
Class K	1.115	1.11
Class R	1.420	1.44
Class R4	0.920	0.94
Class R5	0.865	0.86
Class V	1.170	1.19
Class W	1.170	1.19
Class Y	0.815	0.81
Class Z	0.920	0.94
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,468,036,000	2,519,334,000	(15,388,000)	2,503,946,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
28	Columbia Contrarian Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,807,850,309 and $3,358,190,822, respectively, for the six months ended February 28, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2017.
Note 8. Fund reorganization
At the close of business on June 24, 2016, the Fund acquired the assets and assumed the identified liabilities of Columbia Value and Restructuring Fund, a series of Columbia Funds Series Trust I (the Acquired Fund). The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a meeting held on June 13, 2016. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $7,568,007,669 and the combined net assets immediately after the reorganization were $8,930,720,664.
The reorganization was accomplished by a tax-free exchange of 35,751,821 shares of the Acquired Fund valued at $1,362,712,995 (including $305,892,225 of unrealized appreciation).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	2,911,441
Class C	1,127,343
Class I	94
Class R	348,131
Class R4	364,058
Class R5	926,239
Class W	95
Class Y	65,725
Class Z	59,654,609
Columbia Contrarian Core Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The financial statements reflect the operations of the Fund for the period prior to the reorganization and the combined fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on September 1, 2015, the Fund’s pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended August 31, 2016 would have been approximately $72.9 million, $93.4 million, $770.0 million and $936.3 million, respectively.
Note 9. Significant risks
Shareholder concentration risk
At February 28, 2017, two unaffiliated shareholders of record owned 27.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 24.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
30	Columbia Contrarian Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Contrarian Core Fund | Semiannual Report 2017	31

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
32	Columbia Contrarian Core Fund | Semiannual Report 2017

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Contrarian Core Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR133_08_G01_(04/17)

SemiAnnual Report
February 28, 2017
Columbia Emerging Markets Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Emerging Markets Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Emerging Markets Fund   |  Semiannual Report 2017

Columbia Emerging Markets Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Emerging Markets Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Dara White, CFA
Lead manager
Managed Fund since 2008
Robert Cameron
Co-manager
Managed Fund since 2008
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM
Co-manager
Managed Fund since 2008
Young Kim
Co-manager
Managed Fund since 2015
Perry Vickery, CFA
Co-manager
Managed Fund since January 2017
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A *	Excluding sales charges	09/28/07	1.00	22.30	0.89	1.90
	Including sales charges		-4.81	15.31	-0.29	1.30
Class B *	Excluding sales charges	02/28/13	0.63	21.42	0.12	1.12
	Including sales charges		-4.37	16.42	-0.27	1.12
Class C *	Excluding sales charges	09/28/07	0.52	21.39	0.12	1.13
	Including sales charges		-0.48	20.39	0.12	1.13
Class I *		09/27/10	1.19	22.78	1.33	2.25
Class K *		02/28/13	1.00	22.46	1.04	2.04
Class R *		09/27/10	0.81	22.03	0.62	1.63
Class R4 *		03/19/13	1.08	22.61	1.13	2.14
Class R5 *		11/08/12	1.19	22.78	1.26	2.20
Class W *		09/27/10	0.90	22.33	0.87	1.87
Class Y *		11/08/12	1.18	22.94	1.32	2.23
Class Z		01/02/98	1.09	22.65	1.13	2.14
MSCI Emerging Markets Index (Net)			5.51	29.46	-0.37	2.86
MSCI EAFE Index (Net)			4.90	15.75	5.16	1.03
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net) and the MSCI EAFE Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Emerging Markets Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2017)
Alibaba Group Holding Ltd., ADR (China)	4.8
Samsung Electronics Co., Ltd. (South Korea)	4.6
Tencent Holdings Ltd. (China)	4.5
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3.8
Naspers Ltd., Class N (South Africa)	3.5
Ping An Insurance Group Co. of China Ltd., Class H (China)	2.5
Industrial & Commercial Bank of China Ltd., Class H (China)	2.1
China Mobile Ltd. (China)	1.9
SK Hynix, Inc. (South Korea)	1.8
X5 Retail Group NV GDR, Registered Shares (Russian Federation)	1.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2017)
Consumer Discretionary	12.0
Consumer Staples	9.2
Energy	6.1
Financials	23.3
Health Care	4.9
Industrials	3.2
Information Technology	31.2
Materials	3.4
Real Estate	0.6
Telecommunication Services	4.1
Utilities	2.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2017)
Argentina	1.3
Brazil	7.0
China	24.1
Hong Kong	1.8
Hungary	0.4
India	9.0
Indonesia	6.0
Kenya	0.2
Malaysia	0.3
Mexico	2.1
Peru	1.0
Philippines	1.7
Russian Federation	9.2
South Africa	6.7
South Korea	13.9
Taiwan	8.8
Thailand	3.2
United Kingdom	0.7
United States	2.6
Total	100.0
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

4	Columbia Emerging Markets Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2016 — February 28, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.00	1,016.71	8.12	8.15	1.63
Class B	1,000.00	1,000.00	1,006.30	1,012.99	11.84	11.88	2.38
Class C	1,000.00	1,000.00	1,005.20	1,012.99	11.83	11.88	2.38
Class I	1,000.00	1,000.00	1,011.90	1,018.99	5.84	5.86	1.17
Class K	1,000.00	1,000.00	1,010.00	1,017.50	7.33	7.35	1.47
Class R	1,000.00	1,000.00	1,008.10	1,015.47	9.36	9.39	1.88
Class R4	1,000.00	1,000.00	1,010.80	1,017.95	6.88	6.90	1.38
Class R5	1,000.00	1,000.00	1,011.90	1,018.74	6.09	6.11	1.22
Class W	1,000.00	1,000.00	1,009.00	1,016.71	8.12	8.15	1.63
Class Y	1,000.00	1,000.00	1,011.80	1,018.99	5.84	5.86	1.17
Class Z	1,000.00	1,000.00	1,010.90	1,017.95	6.88	6.90	1.38
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Emerging Markets Fund | Semiannual Report 2017	5

Portfolio of Investments
February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.1%
Issuer	Shares	Value ($)
Argentina 1.3%
Banco Macro SA, ADR	54,718	4,216,569
Globant SA(a)	86,551	3,141,801
Grupo Financiero Galicia SA, ADR	77,261	2,456,900
MercadoLibre, Inc.	32,565	6,866,982
Total		16,682,252
Brazil 7.1%
AES Tiete Energia SA	1,552,978	8,021,972
BB Seguridade Participacoes SA	811,500	7,465,487
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,668,400	10,200,247
Embraer SA, ADR	207,576	4,792,930
Fleury SA	1,011,200	14,080,741
Hypermarcas SA	630,100	5,486,792
Itaú Unibanco Holding SA, ADR	561,728	7,184,501
Multiplus SA	306,800	3,525,587
Petroleo Brasileiro SA, ADR(a)	1,526,821	15,390,356
Raia Drogasil SA	318,300	6,077,473
Ultrapar Participacoes SA	286,400	6,020,752
Total		88,246,838
China 24.3%
AAC Technologies Holdings, Inc.	738,500	7,769,021
Alibaba Group Holding Ltd., ADR(a)	575,944	59,264,638
ANTA Sports Products Ltd.	2,700,000	8,168,700
Baidu, Inc., ADR(a)	59,108	10,292,476
China Animal Healthcare Ltd.(a),(b)	6,354,000	81,851
China Biologic Products, Inc.(a)	61,472	6,036,550
China Mobile Ltd.	2,091,000	23,063,906
CSPC Pharmaceutical Group Ltd.	5,092,000	6,227,102
Ctrip.com International Ltd., ADR(a)	255,114	12,102,608
ENN Energy Holdings Ltd.	882,000	4,259,385
Industrial & Commercial Bank of China Ltd., Class H	40,498,000	26,536,647
Kingdee International Software Group Co., Ltd.(a)	11,672,000	4,509,074
NetEase, Inc., ADR	41,288	12,595,317
New Oriental Education & Technology Group, Inc., ADR(a)	131,993	6,389,781
Nexteer Automotive Group Ltd.	3,757,000	4,850,302
Ping An Insurance Group Co. of China Ltd., Class H	5,713,500	30,435,608
Tencent Holdings Ltd.	2,120,400	56,268,983
Common Stocks (continued)
Issuer	Shares	Value ($)
Vipshop Holdings Ltd., ADR(a)	598,628	7,788,150
Wuliangye Yibin Co Ltd.	1,802,155	10,379,288
Zhuzhou CRRC Times Electric Co., Ltd., Class H	847,000	4,555,030
Total		301,574,417
Hong Kong 1.8%
AIA Group Ltd.	1,593,800	10,059,982
Galaxy Entertainment Group Ltd.	1,113,000	5,327,491
Techtronic Industries Co., Ltd.	2,087,000	7,467,954
Total		22,855,427
Hungary 0.4%
Richter Gedeon Nyrt	209,238	4,640,773
India 9.1%
Bharat Petroleum Corp., Ltd.	1,586,575	15,917,463
Dish TV India Ltd.(a)	5,470,886	7,905,312
Eicher Motors Ltd.	32,807	11,854,629
HDFC Bank Ltd., ADR	259,329	18,591,296
Hindustan Petroleum Corp., Ltd.	886,296	7,132,665
Indraprastha Gas Ltd.	540,089	8,438,685
IndusInd Bank Ltd.	375,844	7,386,395
ITC Ltd.	3,739,947	14,678,307
Natco Pharma Ltd.	463,049	5,574,576
UPL Ltd.	1,031,963	11,094,154
Zee Entertainment Enterprises Ltd.	564,620	4,305,954
Total		112,879,436
Indonesia 6.1%
PT Ace Hardware Indonesia Tbk	110,148,700	6,358,755
PT Astra International Tbk	7,214,500	4,423,274
PT Bank Central Asia Tbk	11,342,600	13,118,102
PT Bank Rakyat Indonesia Persero Tbk	17,483,400	15,631,483
PT Matahari Department Store Tbk	5,867,200	5,991,611
PT Nippon Indosari Corpindo Tbk	60,910,900	7,138,911
PT Pakuwon Jati Tbk	165,424,500	7,293,460
PT Sumber Alfaria Trijaya Tbk	77,727,500	3,176,476
PT Telekomunikasi Indonesia Persero Tbk	43,629,100	12,526,365
Total		75,658,437
Kenya 0.2%
Safaricom Ltd.	16,918,200	2,918,348

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Emerging Markets Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Malaysia 0.3%
MyEg Services Bhd	9,332,500	3,425,332
Mexico 2.1%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	609,583	7,388,146
Gentera SAB de CV	6,325,800	8,365,553
Grupo Financiero Banorte SAB de CV, Class O	2,015,600	10,030,097
Total		25,783,796
Peru 1.0%
Credicorp Ltd.	74,258	12,224,352
Philippines 1.7%
GT Capital Holdings, Inc.	349,620	8,404,118
Jollibee Foods Corp.	1,128,160	4,529,258
Robinsons Retail Holdings, Inc.	2,053,270	3,315,495
Security Bank Corp.	1,196,600	4,761,726
Total		21,010,597
Russian Federation 9.3%
Detsky Mir PJSC	3,393,890	4,940,745
Lukoil PJSC, ADR	386,621	20,442,585
Magnit PJSC	66,198	10,363,153
Mail.ru Group Ltd., GDR(a),(c)	182,334	4,011,348
Mobile Telesystems OJSC, ADR	542,209	5,568,486
Moscow Exchange MICEX-Rights PJSC	7,637,700	16,168,254
Novolipetsk Steel PJSC, GDR	152,759	2,932,973
Sberbank of Russia PJSC, ADR	1,776,305	19,379,488
X5 Retail Group NV GDR, Registered Shares(a),(c)	740,822	22,446,907
Yandex NV, Class A(a)	410,764	9,242,190
Total		115,496,129
South Africa 6.8%
Aspen Pharmacare Holdings Ltd.	215,588	4,657,227
AVI Ltd.	1,333,662	9,684,109
Clicks Group Ltd.	449,964	4,407,881
EOH Holdings Ltd.	474,560	5,093,810
FirstRand Ltd.	2,263,320	8,578,789
Naspers Ltd., Class N	272,894	43,639,532
SPAR Group Ltd. (The)	593,996	8,082,964
Total		84,144,312
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 13.3%
AMOREPACIFIC Corp.	21,896	5,825,592
CLIO Cosmetics Co., Ltd.	132,376	4,726,628
Cuckoo Electronics Co., Ltd.	35,756	4,459,528
Hyundai Steel Co.	108,278	5,974,849
I-SENS, Inc.	77,052	1,964,363
KB Financial Group, Inc.	174,179	7,190,095
Korea Electric Power Corp.	116,472	4,481,476
LG Uplus Corp.	574,784	6,500,766
LIG Nex1 Co., Ltd.	51,272	3,368,392
Lotte Chemical Corp.	18,274	5,887,755
NAVER Corp.	12,384	8,490,542
Osstem Implant Co., Ltd.(a)	58,420	2,973,784
POSCO	46,056	11,516,729
Samsung Biologics Co., Ltd.(a)	37,099	5,397,113
Samsung Electronics Co., Ltd.	33,781	57,408,569
SK Hynix, Inc.	554,920	22,865,430
SK Innovation Co., Ltd.	44,543	6,075,766
Total		165,107,377
Taiwan 8.8%
Advanced Semiconductor Engineering, Inc.	3,694,000	4,608,789
Cathay Financial Holding Co., Ltd.	5,447,000	8,549,879
eMemory Technology, Inc.	576,000	8,249,060
Hon Hai Precision Industry Co., Ltd.	5,761,000	16,764,303
Largan Precision Co., Ltd.	86,000	12,763,515
Taiwan Paiho., Ltd.	2,443,000	7,328,392
Taiwan Semiconductor Manufacturing Co., Ltd.	7,698,048	47,162,370
Voltronic Power Technology Corp.	297,153	4,371,675
Total		109,797,983
Thailand 3.2%
Kasikornbank PCL, Foreign Registered Shares	1,298,000	7,069,121
Krungthai Card PCL	1,273,100	4,751,071
Mega Lifesciences PCL, Foreign Registered Shares	5,504,500	3,977,078
Muangthai Leasing PCL, Foreign Registered Shares	7,107,000	6,407,196
Siam Commercial Bank PCL (The), Foreign Registered Shares	2,146,400	9,446,029
Srisawad Power 1979 PCL	3,368,125	4,263,623
Thai Union Group PCL	6,946,100	4,031,046
Total		39,945,164

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 0.7%
Randgold Resources Ltd.	50,550	4,710,646
Tullow Oil PLC(a)	1,302,687	4,338,524
Total		9,049,170
United States 1.6%
Atento SA(a)	331,721	2,985,489
Luxoft Holding, Inc.(a)	114,262	6,701,466
Universal Display Corp.(a)	117,585	9,977,087
Total		19,664,042
Total Common Stocks (Cost $978,282,263)		1,231,104,182

Preferred Stocks 0.7%
Issuer	Coupon Rate	Shares	Value ($)
South Korea 0.7%
Samsung Electronics Co., Ltd.	—	6,800	9,000,423
Total Preferred Stocks (Cost $6,967,013)			9,000,423
Rights 0.0%
Issuer	Shares	Value ($)
Taiwan 0.0%
Advanced Semiconductor Energy Rights(a)	115,376	15,141
Total Rights (Cost $—)		15,141

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(d),(e)	12,344,533	12,344,533
Total Money Market Funds (Cost $12,344,533)		12,344,533
Total Investments (Cost $997,593,809)		1,252,464,279
Other Assets and Liabilities, Net		(10,340,781)
Net Assets		$1,242,123,498

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2017, the value of these securities amounted to $81,851, which represents 0.01% of net assets.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2017, the value of these securities amounted to $26,458,255 or 2.13% of net assets.
(d)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	20,788,666	268,128,358	(276,572,491)	12,344,533	278	44,183	12,344,533
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Emerging Markets Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Argentina	16,682,252	—	—	—	16,682,252
Brazil	88,246,838	—	—	—	88,246,838
China	114,469,520	187,023,046	81,851	—	301,574,417
Hong Kong	—	22,855,427	—	—	22,855,427
Hungary	—	4,640,773	—	—	4,640,773
India	18,591,296	94,288,140	—	—	112,879,436
Indonesia	—	75,658,437	—	—	75,658,437
Kenya	—	2,918,348	—	—	2,918,348
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Malaysia	—	3,425,332	—	—	3,425,332
Mexico	25,783,796	—	—	—	25,783,796
Peru	12,224,352	—	—	—	12,224,352
Philippines	—	21,010,597	—	—	21,010,597
Russian Federation	35,253,261	80,242,868	—	—	115,496,129
South Africa	—	84,144,312	—	—	84,144,312
South Korea	—	165,107,377	—	—	165,107,377
Taiwan	—	109,797,983	—	—	109,797,983
Thailand	—	39,945,164	—	—	39,945,164
United Kingdom	—	9,049,170	—	—	9,049,170
United States	19,664,042	—	—	—	19,664,042
Total Common Stocks	330,915,357	900,106,974	81,851	—	1,231,104,182
Preferred Stocks
South Korea	—	9,000,423	—	—	9,000,423
Total Preferred Stocks	—	9,000,423	—	—	9,000,423
Rights
Taiwan	—	15,141	—	—	15,141
Total Rights	—	15,141	—	—	15,141
Money Market Funds	—	—	—	12,344,533	12,344,533
Total Investments	330,915,357	909,122,538	81,851	12,344,533	1,252,464,279
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Emerging Markets Fund | Semiannual Report 2017

Statement of Assets and Liabilities
February 28, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$985,249,276
Affiliated issuers, at cost	12,344,533
Total investments, at cost	997,593,809
Investments, at value
Unaffiliated issuers, at value	1,240,119,746
Affiliated issuers, at value	12,344,533
Total investments, at value	1,252,464,279
Receivable for:
Investments sold	4,829,997
Capital shares sold	748,756
Dividends	3,138,031
Foreign tax reclaims	145,867
Expense reimbursement due from Investment Manager	1,533
Prepaid expenses	4,230
Trustees’ deferred compensation plan	56,021
Other assets	34,637
Total assets	1,261,423,351
Liabilities
Payable for:
Investments purchased	14,711,065
Capital shares purchased	1,640,634
Foreign capital gains taxes deferred	2,545,983
Management services fees	37,432
Distribution and/or service fees	2,459
Transfer agent fees	114,448
Plan administration fees	15
Compensation of board members	6,817
Compensation of chief compliance officer	85
Other expenses	184,894
Trustees’ deferred compensation plan	56,021
Total liabilities	19,299,853
Net assets applicable to outstanding capital stock	$1,242,123,498
Represented by
Paid in capital	1,134,509,404
Excess of distributions over net investment income	(2,079,048)
Accumulated net realized loss	(142,740,309)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	254,870,470
Foreign currency translations	108,964
Foreign capital gains tax	(2,545,983)
Total - representing net assets applicable to outstanding capital stock	$1,242,123,498
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2017	11

Statement of Assets and Liabilities  (continued)
February 28, 2017 (Unaudited)
Class A
Net assets	$240,344,208
Shares outstanding	23,829,027
Net asset value per share	$10.09
Maximum offering price per share(a)	$10.71
Class B
Net assets	$1,008,185
Shares outstanding	105,269
Net asset value per share	$9.58
Class C
Net assets	$18,138,272
Shares outstanding	1,890,740
Net asset value per share	$9.59
Class I
Net assets	$244,740,753
Shares outstanding	23,896,411
Net asset value per share	$10.24
Class K
Net assets	$75,779
Shares outstanding	7,475
Net asset value per share	$10.14
Class R
Net assets	$9,558,847
Shares outstanding	958,470
Net asset value per share	$9.97
Class R4
Net assets	$3,352,012
Shares outstanding	327,068
Net asset value per share	$10.25
Class R5
Net assets	$104,402,057
Shares outstanding	10,196,313
Net asset value per share	$10.24
Class W
Net assets	$20,576,967
Shares outstanding	2,040,917
Net asset value per share	$10.08
Class Y
Net assets	$23,280,136
Shares outstanding	2,263,270
Net asset value per share	$10.29
Class Z
Net assets	$576,646,282
Shares outstanding	56,650,524
Net asset value per share	$10.18

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Emerging Markets Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended February 28, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,475,062
Dividends — affiliated issuers	44,183
Interest	176
Foreign taxes withheld	(874,635)
Total income	7,644,786
Expenses:
Management services fees	6,963,427
Distribution and/or service fees
Class A	298,072
Class B	5,871
Class C	90,552
Class R	23,421
Class W	87,392
Transfer agent fees
Class A	287,007
Class B	1,404
Class C	21,774
Class I	4,195
Class K	20
Class R	11,278
Class R4	2,973
Class R5	28,011
Class W	83,845
Class Y	389
Class Z	724,261
Plan administration fees
Class K	93
Compensation of board members	19,988
Custodian fees	261,060
Printing and postage fees	70,968
Registration fees	82,842
Audit fees	30,376
Legal fees	16,923
Compensation of chief compliance officer	290
Other	62,862
Total expenses	9,179,294
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(132,175)
Fees waived by transfer agent
Class I	(4,195)
Class K	(1)
Class R5	(1,847)
Class Y	(389)
Total net expenses	9,040,687
Net investment loss	(1,395,901)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2017	13

Statement of Operations  (continued)
Six Months Ended February 28, 2017 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$4,838,454
Investments — affiliated issuers	278
Foreign currency translations	(234,766)
Net realized gain	4,603,966
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,275,691
Foreign currency translations	117,693
Foreign capital gains tax	(299,301)
Net change in unrealized appreciation (depreciation)	7,094,083
Net realized and unrealized gain	11,698,049
Net increase in net assets resulting from operations	$10,302,148
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Emerging Markets Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment income (loss)	$(1,395,901)	$909,435
Net realized gain (loss)	4,603,966	(71,964,621)
Net change in unrealized appreciation (depreciation)	7,094,083	230,903,013
Net increase in net assets resulting from operations	10,302,148	159,847,827
Decrease in net assets from capital stock activity	(88,680,620)	(23,495,888)
Total increase (decrease) in net assets	(78,378,472)	136,351,939
Net assets at beginning of period	1,320,501,970	1,184,150,031
Net assets at end of period	$1,242,123,498	$1,320,501,970
Excess of distributions over net investment income	$(2,079,048)	$(683,147)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2017	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)		August 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	3,050,214	30,108,642	3,327,630	29,799,138
Redemptions	(3,657,576)	(35,387,133)	(6,077,207)	(54,460,832)
Net decrease	(607,362)	(5,278,491)	(2,749,577)	(24,661,694)
Class B
Subscriptions	5,711	53,141	5,032	44,437
Redemptions (a)	(48,291)	(446,597)	(165,213)	(1,395,472)
Net decrease	(42,580)	(393,456)	(160,181)	(1,351,035)
Class C
Subscriptions	155,914	1,451,058	347,938	3,012,329
Redemptions	(300,730)	(2,814,747)	(733,050)	(6,243,801)
Net decrease	(144,816)	(1,363,689)	(385,112)	(3,231,472)
Class I
Subscriptions	3,869,394	36,627,077	8,846,505	81,000,588
Redemptions	(378,092)	(3,821,690)	(3,042,209)	(27,612,401)
Net increase	3,491,302	32,805,387	5,804,296	53,388,187
Class K
Redemptions	(384)	(3,772)	(2,985)	(25,916)
Net decrease	(384)	(3,772)	(2,985)	(25,916)
Class R
Subscriptions	203,620	1,967,033	481,326	4,262,363
Redemptions	(224,003)	(2,175,806)	(304,670)	(2,682,379)
Net increase (decrease)	(20,383)	(208,773)	176,656	1,579,984
Class R4
Subscriptions	134,441	1,327,852	86,478	794,913
Redemptions	(24,838)	(246,305)	(74,407)	(686,169)
Net increase	109,603	1,081,547	12,071	108,744
Class R5
Subscriptions	802,251	7,958,276	11,363,469	101,539,595
Redemptions	(1,772,114)	(17,662,571)	(2,177,212)	(19,945,951)
Net increase (decrease)	(969,863)	(9,704,295)	9,186,257	81,593,644
Class W
Subscriptions	4,677,246	46,740,105	5,749,024	53,044,085
Redemptions	(8,121,389)	(80,451,554)	(270,509)	(2,678,741)
Net increase (decrease)	(3,444,143)	(33,711,449)	5,478,515	50,365,344
Class Y
Subscriptions	661,761	6,535,268	2,219,755	19,740,788
Redemptions	(572,418)	(5,561,928)	(646,966)	(5,849,048)
Net increase	89,343	973,340	1,572,789	13,891,740
Class Z
Subscriptions	7,121,250	70,770,705	19,741,973	177,835,783
Redemptions	(14,705,027)	(143,647,674)	(41,608,748)	(372,989,197)
Net decrease	(7,583,777)	(72,876,969)	(21,866,775)	(195,153,414)
Total net decrease	(9,123,060)	(88,680,620)	(2,934,046)	(23,495,888)

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Emerging Markets Fund | Semiannual Report 2017

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Columbia Emerging Markets Fund | Semiannual Report 2017	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
02/28/2017 (c)	$9.99	(0.02)	0.12	0.10	—	—
08/31/2016	$8.79	(0.01)	1.21	1.20	—	—
08/31/2015	$10.94	(0.01)	(2.14)	(2.15)	(0.00) (g)	—
08/31/2014	$9.13	(0.01)	1.84	1.83	(0.02)	—
08/31/2013	$9.08	0.14	(0.05)	0.09	(0.04)	—
08/31/2012 (h)	$10.01	0.05	(0.55)	(0.50)	—	(0.43)
03/31/2012	$11.48	0.05	(0.95)	(0.90)	—	(0.57)
Class B
02/28/2017 (c)	$9.52	(0.06)	0.12	0.06	—	—
08/31/2016	$8.44	(0.09)	1.17	1.08	—	—
08/31/2015	$10.59	(0.10)	(2.05)	(2.15)	—	—
08/31/2014	$8.89	(0.09)	1.79	1.70	—	—
08/31/2013 (i)	$10.17	0.04	(1.32)	(1.28)	—	—
Class C
02/28/2017 (c)	$9.54	(0.05)	0.10	0.05	—	—
08/31/2016	$8.45	(0.08)	1.17	1.09	—	—
08/31/2015	$10.60	(0.08)	(2.07)	(2.15)	—	—
08/31/2014	$8.90	(0.08)	1.78	1.70	—	—
08/31/2013	$8.89	0.05	(0.03)	0.02	(0.01)	—
08/31/2012 (h)	$9.84	0.02	(0.54)	(0.52)	—	(0.43)
03/31/2012	$11.39	(0.03)	(0.95)	(0.98)	—	(0.57)
Class I
02/28/2017 (c)	$10.12	0.00 (g)	0.12	0.12	—	—
08/31/2016	$8.86	0.04	1.22	1.26	—	—
08/31/2015	$11.04	0.04	(2.17)	(2.13)	(0.05)	—
08/31/2014	$9.21	0.03	1.86	1.89	(0.06)	—
08/31/2013	$9.13	0.08	0.06 (j)	0.14	(0.06)	—
08/31/2012 (h)	$10.04	0.07	(0.55)	(0.48)	—	(0.43)
03/31/2012	$11.48	0.06	(0.93)	(0.87)	—	(0.57)
Class K
02/28/2017 (c)	$10.04	(0.01)	0.11	0.10	—	—
08/31/2016	$8.82	(0.01)	1.23	1.22	—	—
08/31/2015	$10.98	(0.01)	(2.13)	(2.14)	(0.02)	—
08/31/2014	$9.17	(0.00) (g)	1.85	1.85	(0.04)	—
08/31/2013 (k)	$10.44	0.11	(1.38)	(1.27)	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Emerging Markets Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$10.09	1.00%	1.66% (d)	1.63% (d)	(0.44%) (d)	33%	$240,344
—	$9.99	13.65%	1.67% (e)	1.67% (e),(f)	(0.16%)	81%	$244,190
(0.00) (g)	$8.79	(19.65%)	1.62% (e)	1.62% (e),(f)	(0.07%)	76%	$238,932
(0.02)	$10.94	20.01%	1.67% (e)	1.67% (e),(f)	(0.07%)	80%	$314,231
(0.04)	$9.13	0.98%	1.76%	1.75% (f)	1.42%	81%	$300,601
(0.43)	$9.08	(4.80%)	2.08% (d)	1.92% (d),(f)	1.41% (d)	35%	$11,177
(0.57)	$10.01	(8.06%)	2.08% (e)	1.87% (e),(f)	0.54%	117%	$12,260

—	$9.58	0.63%	2.40% (d)	2.38% (d)	(1.19%) (d)	33%	$1,008
—	$9.52	12.80%	2.43% (e)	2.43% (e),(f)	(1.03%)	81%	$1,408
—	$8.44	(20.30%)	2.37% (e)	2.37% (e),(f)	(0.96%)	76%	$2,600
—	$10.59	19.12%	2.42% (e)	2.42% (e),(f)	(0.89%)	80%	$6,035
—	$8.89	(12.59%)	2.49% (d)	2.49% (d),(f)	0.81% (d)	81%	$8,713

—	$9.59	0.52%	2.41% (d)	2.38% (d)	(1.18%) (d)	33%	$18,138
—	$9.54	12.90%	2.42% (e)	2.42% (e),(f)	(0.92%)	81%	$19,419
—	$8.45	(20.28%)	2.37% (e)	2.37% (e),(f)	(0.83%)	76%	$20,462
—	$10.60	19.10%	2.42% (e)	2.42% (e),(f)	(0.81%)	80%	$27,126
(0.01)	$8.90	0.26%	2.53%	2.50% (f)	0.49%	81%	$23,756
(0.43)	$8.89	(5.09%)	2.83% (d)	2.67% (d),(f)	0.65% (d)	35%	$2,820
(0.57)	$9.84	(8.86%)	2.83% (e)	2.62% (e),(f)	(0.27%)	117%	$2,879

—	$10.24	1.19%	1.18% (d)	1.17% (d)	0.06% (d)	33%	$244,741
—	$10.12	14.22%	1.21% (e)	1.21% (e)	0.40%	81%	$206,575
(0.05)	$8.86	(19.33%)	1.15% (e)	1.15% (e)	0.42%	76%	$129,430
(0.06)	$11.04	20.60%	1.18% (e)	1.18% (e)	0.34%	80%	$151,003
(0.06)	$9.21	1.47%	1.37%	1.29%	0.75%	81%	$184,937
(0.43)	$9.13	(4.58%)	1.53% (d)	1.48% (d)	1.86% (d)	35%	$239,618
(0.57)	$10.04	(7.79%)	1.56% (e)	1.51% (e)	0.65%	117%	$214,524

—	$10.14	1.00%	1.47% (d)	1.47% (d)	(0.28%) (d)	33%	$76
—	$10.04	13.83%	1.52% (e)	1.52% (e)	(0.07%)	81%	$79
(0.02)	$8.82	(19.50%)	1.44% (e)	1.44% (e)	(0.06%)	76%	$96
(0.04)	$10.98	20.21%	1.47% (e)	1.47% (e)	(0.04%)	80%	$206
—	$9.17	(12.16%)	1.51% (d)	1.51% (d)	2.21% (d)	81%	$506
Columbia Emerging Markets Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R
02/28/2017 (c)	$9.89	(0.03)	0.11	0.08	—	—
08/31/2016	$8.72	(0.03)	1.20	1.17	—	—
08/31/2015	$10.89	(0.03)	(2.14)	(2.17)	—	—
08/31/2014	$9.09	(0.03)	1.83	1.80	—	—
08/31/2013	$9.06	0.11	(0.05)	0.06	(0.03)	—
08/31/2012 (h)	$9.99	0.04	(0.54)	(0.50)	—	(0.43)
03/31/2012	$11.49	(0.06)	(0.87)	(0.93)	—	(0.57)
Class R4
02/28/2017 (c)	$10.14	(0.01)	0.12	0.11	—	—
08/31/2016	$8.90	0.01	1.23	1.24	—	—
08/31/2015	$11.08	0.09	(2.24)	(2.15)	(0.03)	—
08/31/2014	$9.24	0.04	1.84	1.88	(0.04)	—
08/31/2013 (l)	$10.42	0.06	(1.24)	(1.18)	—	—
Class R5
02/28/2017 (c)	$10.12	(0.00) (g)	0.12	0.12	—	—
08/31/2016	$8.87	0.05	1.20	1.25	—	—
08/31/2015	$11.05	0.11	(2.24)	(2.13)	(0.05)	—
08/31/2014	$9.22	0.05	1.84	1.89	(0.06)	—
08/31/2013 (m)	$9.72	0.13	(0.57)	(0.44)	(0.06)	—
Class W
02/28/2017 (c)	$9.99	(0.03)	0.12	0.09	—	—
08/31/2016	$8.78	(0.02)	1.23	1.21	—	—
08/31/2015	$10.94	(0.02)	(2.14)	(2.16)	(0.00) (g)	—
08/31/2014	$9.13	(0.07)	1.89	1.82	(0.01)	—
08/31/2013	$9.07	0.02	0.08 (j)	0.10	(0.04)	—
08/31/2012 (h)	$10.00	0.05	(0.55)	(0.50)	—	(0.43)
03/31/2012	$11.48	0.07	(0.98)	(0.91)	—	(0.57)
Class Y
02/28/2017 (c)	$10.17	0.00 (g)	0.12	0.12	—	—
08/31/2016	$8.90	0.05	1.22	1.27	—	—
08/31/2015	$11.09	0.05	(2.19)	(2.14)	(0.05)	—
08/31/2014	$9.24	0.06	1.85	1.91	(0.06)	—
08/31/2013 (n)	$9.74	0.09	(0.53)	(0.44)	(0.06)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Emerging Markets Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$9.97	0.81%	1.91% (d)	1.88% (d)	(0.68%) (d)	33%	$9,559
—	$9.89	13.42%	1.92% (e)	1.92% (e),(f)	(0.37%)	81%	$9,683
—	$8.72	(19.93%)	1.87% (e)	1.87% (e),(f)	(0.30%)	76%	$6,997
—	$10.89	19.80%	1.91% (e)	1.91% (e),(f)	(0.26%)	80%	$8,237
(0.03)	$9.09	0.67%	2.02%	2.00% (f)	1.09%	81%	$5,863
(0.43)	$9.06	(4.81%)	2.33% (d)	2.17% (d),(f)	1.15% (d)	35%	$491
(0.57)	$9.99	(8.32%)	2.37% (e)	2.20% (e),(f)	(0.58%)	117%	$514

—	$10.25	1.08%	1.42% (d)	1.38% (d)	(0.18%) (d)	33%	$3,352
—	$10.14	13.93%	1.42% (e)	1.42% (e),(f)	0.13%	81%	$2,205
(0.03)	$8.90	(19.45%)	1.39% (e)	1.39% (e),(f)	0.91%	76%	$1,827
(0.04)	$11.08	20.36%	1.41% (e)	1.41% (e),(f)	0.35%	80%	$301
—	$9.24	(11.32%)	1.54% (d)	1.53% (d),(f)	1.31% (d)	81%	$37

—	$10.24	1.19%	1.22% (d)	1.22% (d)	(0.03%) (d)	33%	$104,402
—	$10.12	14.09%	1.26% (e)	1.26% (e)	0.54%	81%	$113,041
(0.05)	$8.87	(19.35%)	1.21% (e)	1.21% (e)	1.08%	76%	$17,559
(0.06)	$11.05	20.58%	1.22% (e)	1.22% (e)	0.46%	80%	$3,087
(0.06)	$9.22	(4.60%)	1.32% (d)	1.29% (d)	1.65% (d)	81%	$1,381

—	$10.08	0.90%	1.65% (d)	1.63% (d)	(0.52%) (d)	33%	$20,577
—	$9.99	13.78%	1.67% (e)	1.67% (e),(f)	(0.24%)	81%	$54,785
(0.00) (g)	$8.78	(19.74%)	1.62% (e)	1.62% (e),(f)	(0.15%)	76%	$57
(0.01)	$10.94	19.98%	1.67% (e)	1.67% (e),(f)	(0.68%)	80%	$133
(0.04)	$9.13	1.09%	1.91%	1.77% (f)	0.25%	81%	$31,426
(0.43)	$9.07	(4.81%)	2.09% (d)	1.92% (d),(f)	1.41% (d)	35%	$31,470
(0.57)	$10.00	(8.15%)	2.09% (e)	1.85% (e),(f)	0.73%	117%	$30,863

—	$10.29	1.18%	1.17% (d)	1.17% (d)	0.04% (d)	33%	$23,280
—	$10.17	14.27%	1.20% (e)	1.20% (e)	0.58%	81%	$22,104
(0.05)	$8.90	(19.34%)	1.15% (e)	1.15% (e)	0.46%	76%	$5,351
(0.06)	$11.09	20.73%	1.19% (e)	1.19% (e)	0.56%	80%	$4,148
(0.06)	$9.24	(4.57%)	1.31% (d)	1.31% (d)	1.16% (d)	81%	$465
Columbia Emerging Markets Fund | Semiannual Report 2017	21

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
02/28/2017 (c)	$10.07	(0.01)	0.12	0.11	—	—
08/31/2016	$8.84	0.01	1.22	1.23	—	—
08/31/2015	$11.00	0.02	(2.15)	(2.13)	(0.03)	—
08/31/2014	$9.18	0.03	1.83	1.86	(0.04)	—
08/31/2013	$9.11	0.09	0.03 (j)	0.12	(0.05)	—
08/31/2012 (h)	$10.03	0.06	(0.55)	(0.49)	—	(0.43)
03/31/2012	$11.49	0.09	(0.98)	(0.89)	—	(0.57)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
(h)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(i)	Class B shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(k)	Class K shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(l)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(m)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(n)	Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Emerging Markets Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$10.18	1.09%	1.41% (d)	1.38% (d)	(0.19%) (d)	33%	$576,646
—	$10.07	13.91%	1.42% (e)	1.42% (e),(f)	0.07%	81%	$647,011
(0.03)	$8.84	(19.41%)	1.37% (e)	1.37% (e),(f)	0.18%	76%	$760,839
(0.04)	$11.00	20.28%	1.41% (e)	1.41% (e),(f)	0.25%	80%	$1,060,340
(0.05)	$9.18	1.29%	1.60%	1.52% (f)	0.94%	81%	$646,228
(0.43)	$9.11	(4.69%)	1.83% (d)	1.67% (d),(f)	1.65% (d)	35%	$174,554
(0.57)	$10.03	(7.96%)	1.83% (e)	1.61% (e),(f)	0.87%	117%	$206,451
Columbia Emerging Markets Fund | Semiannual Report 2017	23

Notes to Financial Statements
February 28, 2017 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
24	Columbia Emerging Markets Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Emerging Markets Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
26	Columbia Emerging Markets Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 1.18% to 0.72% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2017 was 1.08% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Emerging Markets Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. In addition, effective January 1, 2017 through December 31, 2017, Class I and Class Y shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% and Class K and Class R5 shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class and Class I and Class Y shares did not pay transfer agency fees.
For the six months ended February 28, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.24
Class B	0.24
Class C	0.24
Class I	—
Class K	0.050
Class R	0.24
Class R4	0.24
Class R5	0.050
Class W	0.24
Class Y	—
Class Z	0.24
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At February 28, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $29,352. The liability remaining at February 28, 2017 for non-recurring charges associated with the lease amounted to $16,419 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
28	Columbia Emerging Markets Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2017, if any, are listed below:
Amount ($)
Class A	80,926
Class C	219
Columbia Emerging Markets Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	January 1, 2017 through December 31, 2017	Prior to January 1, 2017
Class A	1.610%	1.75%
Class B	2.360	2.50
Class C	2.360	2.50
Class I	1.215	1.32
Class K	1.515	1.62
Class R	1.860	2.00
Class R4	1.360	1.50
Class R5	1.265	1.37
Class W	1.610	1.75
Class Y	1.215	1.32
Class Z	1.360	1.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective January 1, 2017 through December 31, 2017, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Class I and Y and 0.05% for Class K and R5 of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
997,594,000	281,078,000	(26,208,000)	254,870,000
The following capital loss carryforwards, determined at August 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
30	Columbia Emerging Markets Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	113,253,752	32,899,738	146,153,490
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund elected to treat the following late-year ordinary losses and post-October capital losses at August 31, 2016 as arising on September 1, 2016.
Late year ordinary losses ($)	Post-October capital losses ($)
170,257	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $423,660,653 and $500,180,916, respectively, for the six months ended February 28, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2017.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such
Columbia Emerging Markets Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At February 28, 2017, one unaffiliated shareholder of record owned 39.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 36.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates
32	Columbia Emerging Markets Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Emerging Markets Fund | Semiannual Report 2017	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
34	Columbia Emerging Markets Fund | Semiannual Report 2017

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Columbia Emerging Markets Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR142_08_G01_(04/17)

SemiAnnual Report
February 28, 2017
Columbia Greater China Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Greater China Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Greater China Fund   |  Semiannual Report 2017

Columbia Greater China Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Greater China Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM
Manager
Managed Fund since 2005
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/16/97	0.60	18.83	4.66	5.34
	Including sales charges		-5.19	11.99	3.42	4.72
Class B	Excluding sales charges	05/16/97	0.22	17.93	3.87	4.55
	Including sales charges		-4.78	12.93	3.63	4.55
Class C	Excluding sales charges	05/16/97	0.21	17.93	3.87	4.56
	Including sales charges		-0.79	16.93	3.87	4.56
Class I *		08/02/11	0.81	19.34	5.12	5.61
Class R4 *		03/19/13	0.70	19.11	4.85	5.44
Class R5 *		11/08/12	0.77	19.28	5.01	5.52
Class W *		06/18/12	0.57	18.79	4.68	5.35
Class Z		05/16/97	0.71	19.12	4.92	5.61
MSCI China Index (Net)			5.34	31.13	3.65	5.45
Hang Seng Index			3.25	24.44	1.81	1.97
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The MSCI China Index (Net) is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group.
The Hang Seng Index tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI China Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Greater China Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2017)
Tencent Holdings Ltd.	16.6
Alibaba Group Holding Ltd., ADR	9.3
Ping An Insurance Group Co. of China Ltd., Class H	5.1
China Mobile Ltd.	4.6
NetEase, Inc., ADR	4.6
China Construction Bank Corp., Class H	4.0
CNOOC Ltd.	3.8
Industrial & Commercial Bank of China Ltd., Class H	3.6
Bank of China Ltd., Class H	3.6
CSPC Pharmaceutical Group Ltd.	3.4
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2017)
Consumer Discretionary	13.0
Consumer Staples	2.4
Energy	5.7
Financials	20.8
Health Care	11.2
Industrials	3.7
Information Technology	34.8
Materials	1.6
Real Estate	0.5
Telecommunication Services	4.6
Utilities	1.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2017)
China	95.1
Hong Kong	1.9
Taiwan	1.8
United States(a)	1.2
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

4	Columbia Greater China Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2016 — February 28, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,006.00	1,016.91	7.91	7.95	1.59
Class B	1,000.00	1,000.00	1,002.20	1,013.19	11.62	11.68	2.34
Class C	1,000.00	1,000.00	1,002.10	1,013.19	11.62	11.68	2.34
Class I	1,000.00	1,000.00	1,008.10	1,019.14	5.68	5.71	1.14
Class R4	1,000.00	1,000.00	1,007.00	1,018.15	6.67	6.71	1.34
Class R5	1,000.00	1,000.00	1,007.70	1,018.74	6.07	6.11	1.22
Class W	1,000.00	1,000.00	1,005.70	1,017.01	7.81	7.85	1.57
Class Z	1,000.00	1,000.00	1,007.10	1,018.15	6.67	6.71	1.34
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Greater China Fund | Semiannual Report 2017	5

Portfolio of Investments
February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.5%
Issuer	Shares	Value ($)
Consumer Discretionary 12.8%
Auto Components 2.2%
Fuyao Glass Industry Group Co., Ltd. Class H	268,800	837,017
Minth Group Ltd.	194,000	617,332
Nexteer Automotive Group Ltd.	634,000	818,496
Total		2,272,845
Diversified Consumer Services 2.5%
New Oriental Education & Technology Group, Inc., ADR(a)	51,549	2,495,487
Hotels, Restaurants & Leisure 1.1%
Yum China Holdings, Inc.(a)	41,647	1,107,394
Internet & Catalog Retail 2.9%
Ctrip.com International Ltd., ADR(a)	36,561	1,734,454
JD.com, Inc., ADR(a)	24,850	759,665
Vipshop Holdings Ltd., ADR(a)	34,036	442,808
Total		2,936,927
Leisure Products 0.8%
Goodbaby International Holdings, Ltd.	1,809,000	806,677
Textiles, Apparel & Luxury Goods 3.3%
ANTA Sports Products Ltd.	334,000	1,010,498
Shenzhou International Group Holdings Ltd.	336,000	2,006,116
Taiwan Paiho., Ltd.	116,000	347,971
Total		3,364,585
Total Consumer Discretionary		12,983,915
Consumer Staples 2.4%
Beverages 1.9%
China Resources Beer Holdings Co., Ltd.(a)	344,000	780,867
Wuliangye Yibin Co Ltd.	191,246	1,101,458
Total		1,882,325
Food Products 0.5%
WH Group Ltd.	694,000	541,828
Total Consumer Staples		2,424,153
Energy 5.6%
Oil, Gas & Consumable Fuels 5.6%
CNOOC Ltd.	3,241,500	3,834,667
PetroChina Co., Ltd., Class H	2,376,000	1,804,762
Total		5,639,429
Total Energy		5,639,429
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 20.5%
Banks 11.5%
Bank of China Ltd., Class H	7,094,000	3,589,352
BOC Hong Kong Holdings Ltd.	117,000	462,199
China Construction Bank Corp., Class H	4,847,340	3,991,014
Industrial & Commercial Bank of China Ltd., Class H	5,505,000	3,607,196
Total		11,649,761
Insurance 9.0%
AIA Group Ltd.	224,400	1,416,401
China Life Insurance Co., Ltd., Class H	553,000	1,684,954
PICC Property & Casualty Co., Ltd., Class H	646,000	986,439
Ping An Insurance Group Co. of China Ltd., Class H	946,500	5,041,972
Total		9,129,766
Total Financials		20,779,527
Health Care 11.0%
Biotechnology 2.0%
China Biologic Products, Inc.(a)	21,141	2,076,046
Pharmaceuticals 9.0%
China Animal Healthcare Ltd.(a),(b)	1,050,000	13,526
China Medical System Holdings Ltd.	1,786,000	2,906,887
China Traditional Chinese Medicine Holdings Co., Ltd.	2,010,000	1,016,889
CSPC Pharmaceutical Group Ltd.	2,760,000	3,375,256
Sino Biopharmaceutical Ltd.	2,035,000	1,753,865
Total		9,066,423
Total Health Care		11,142,469
Industrials 3.7%
Electrical Equipment 3.7%
Voltronic Power Technology Corp.	45,150	664,241
Zhuzhou CRRC Times Electric Co., Ltd., Class H	567,500	3,051,924
Total		3,716,165
Total Industrials		3,716,165
Information Technology 34.3%
Electronic Equipment, Instruments & Components 1.1%
AAC Technologies Holdings, Inc.	102,500	1,078,300

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Greater China Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 32.4%
Alibaba Group Holding Ltd., ADR(a)	90,530	9,315,537
Baidu, Inc., ADR(a)	13,992	2,436,427
NetEase, Inc., ADR	14,867	4,535,327
Tencent Holdings Ltd.	624,100	16,561,720
Total		32,849,011
Software 0.8%
Kingdee International Software Group Co., Ltd.(a)	2,050,000	791,947
Total Information Technology		34,719,258
Materials 1.6%
Construction Materials 1.6%
Anhui Conch Cement Co., Ltd., Class H	143,000	497,857
China Resources Cement Holdings Ltd.	2,096,000	1,089,887
Total		1,587,744
Total Materials		1,587,744
Real Estate 0.5%
Real Estate Management & Development 0.5%
China Overseas Land & Investment Ltd.	166,000	510,526
Total Real Estate		510,526
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 4.5%
Wireless Telecommunication Services 4.5%
China Mobile Ltd.	415,500	4,583,000
Total Telecommunication Services		4,583,000
Utilities 1.6%
Gas Utilities 1.6%
ENN Energy Holdings Ltd.	344,000	1,661,257
Total Utilities		1,661,257
Total Common Stocks (Cost $63,886,337)		99,747,443

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(c),(d)	46,863	46,863
Total Money Market Funds (Cost $46,863)		46,863
Total Investments (Cost: $63,933,200)		99,794,306
Other Assets & Liabilities, Net		1,439,449
Net Assets		101,233,755

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2017, the value of these securities amounted to $13,526, which represents 0.01% of net assets.
(c)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	1,608,809	14,852,550	(16,414,496)	46,863	65	4,065	46,863
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	6,539,808	6,444,107	—	—	12,983,915
Consumer Staples	—	2,424,153	—	—	2,424,153
Energy	—	5,639,429	—	—	5,639,429
Financials	—	20,779,527	—	—	20,779,527
Health Care	2,076,046	9,052,897	13,526	—	11,142,469
Industrials	—	3,716,165	—	—	3,716,165
Information Technology	16,287,291	18,431,967	—	—	34,719,258
Materials	—	1,587,744	—	—	1,587,744
Real Estate	—	510,526	—	—	510,526
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Greater China Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	—	4,583,000	—	—	4,583,000
Utilities	—	1,661,257	—	—	1,661,257
Total Common Stocks	24,903,145	74,830,772	13,526	—	99,747,443
Money Market Funds	—	—	—	46,863	46,863
Total Investments	24,903,145	74,830,772	13,526	46,863	99,794,306
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
February 28, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$63,886,337
Affiliated issuers, at cost	46,863
Total investments, at cost	63,933,200
Investments, at value
Unaffiliated issuers, at value	99,747,443
Affiliated issuers, at value	46,863
Total investments, at value	99,794,306
Receivable for:
Investments sold	1,597,006
Capital shares sold	30,845
Dividends	543
Prepaid expenses	386
Trustees’ deferred compensation plan	44,536
Other assets	20,655
Total assets	101,488,277
Liabilities
Payable for:
Capital shares purchased	157,570
Management services fees	2,661
Distribution and/or service fees	637
Transfer agent fees	22,389
Compensation of board members	736
Compensation of chief compliance officer	9
Audit fees	18,592
Other expenses	7,392
Trustees’ deferred compensation plan	44,536
Total liabilities	254,522
Net assets applicable to outstanding capital stock	$101,233,755
Represented by
Paid in capital	71,214,943
Excess of distributions over net investment income	(439,233)
Accumulated net realized loss	(5,403,108)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	35,861,106
Foreign currency translations	47
Total - representing net assets applicable to outstanding capital stock	$101,233,755
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Greater China Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
February 28, 2017 (Unaudited)
Class A
Net assets	$53,782,095
Shares outstanding	1,518,986
Net asset value per share	$35.41
Maximum offering price per share(a)	$37.57
Class B
Net assets	$265,038
Shares outstanding	8,275
Net asset value per share	$32.03
Class C
Net assets	$9,272,012
Shares outstanding	282,027
Net asset value per share	$32.88
Class I
Net assets	$2,092
Shares outstanding	54
Net asset value per share(b)	$38.50
Class R4
Net assets	$3,441,194
Shares outstanding	88,208
Net asset value per share	$39.01
Class R5
Net assets	$850,914
Shares outstanding	21,764
Net asset value per share	$39.10
Class W
Net assets	$2,031
Shares outstanding	57
Net asset value per share(b)	$35.40
Class Z
Net assets	$33,618,379
Shares outstanding	877,240
Net asset value per share	$38.32

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2017	11

Statement of Operations
Six Months Ended February 28, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$393,952
Dividends — affiliated issuers	4,065
Foreign taxes withheld	(24,564)
Total income	373,453
Expenses:
Management services fees	507,287
Distribution and/or service fees
Class A	68,979
Class B	1,404
Class C	49,301
Class W	2
Transfer agent fees
Class A	50,125
Class B	255
Class C	8,959
Class R4	3,096
Class R5	243
Class W	2
Class Z	33,801
Compensation of board members	10,563
Custodian fees	10,281
Printing and postage fees	15,911
Registration fees	48,614
Audit fees	17,875
Legal fees	1,428
Compensation of chief compliance officer	25
Other	(53,587)
Total expenses	774,564
Net investment loss	(401,111)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,041,353
Investments — affiliated issuers	65
Foreign currency translations	(3,288)
Net realized gain	2,038,130
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,648,977)
Foreign currency translations	(119)
Net change in unrealized appreciation (depreciation)	(1,649,096)
Net realized and unrealized gain	389,034
Net decrease in net assets resulting from operations	$(12,077)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Greater China Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment loss	$(401,111)	$(6,368)
Net realized gain (loss)	2,038,130	(6,774,151)
Net change in unrealized appreciation (depreciation)	(1,649,096)	17,962,703
Net increase (decrease) in net assets resulting from operations	(12,077)	11,182,184
Distributions to shareholders
Net investment income
Class A	—	(129,280)
Class I	—	(13)
Class R4	—	(12,734)
Class R5	—	(2,445)
Class W	—	(3)
Class Z	—	(179,057)
Net realized gains
Class A	—	(4,109,275)
Class B	—	(33,820)
Class C	—	(619,852)
Class I	—	(92)
Class R4	—	(129,155)
Class R5	—	(18,676)
Class W	—	(97)
Class Z	—	(1,912,576)
Total distributions to shareholders	—	(7,147,075)
Decrease in net assets from capital stock activity	(13,119,443)	(18,042,120)
Total decrease in net assets	(13,131,520)	(14,007,011)
Net assets at beginning of period	114,365,275	128,372,286
Net assets at end of period	$101,233,755	$114,365,275
Excess of distributions over net investment income	$(439,233)	$(38,122)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)		August 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	64,843	2,254,230	1,162,940	40,055,708
Distributions reinvested	—	—	113,880	3,924,304
Redemptions	(204,386)	(7,001,061)	(1,516,992)	(48,801,828)
Net decrease	(139,543)	(4,746,831)	(240,172)	(4,821,816)
Class B
Subscriptions	—	—	118	3,723
Distributions reinvested	—	—	951	29,925
Redemptions (a)	(1,763)	(55,054)	(24,495)	(755,480)
Net decrease	(1,763)	(55,054)	(23,426)	(721,832)
Class C
Subscriptions	2,408	77,426	20,453	658,210
Distributions reinvested	—	—	14,385	464,493
Redemptions	(54,187)	(1,744,508)	(87,101)	(2,680,999)
Net decrease	(51,779)	(1,667,082)	(52,263)	(1,558,296)
Class R4
Subscriptions	8,732	331,976	38,371	1,396,288
Distributions reinvested	—	—	3,738	141,536
Redemptions	(11,692)	(448,431)	(18,634)	(666,692)
Net increase (decrease)	(2,960)	(116,455)	23,475	871,132
Class R5
Subscriptions	6,049	232,425	15,229	527,355
Distributions reinvested	—	—	555	21,018
Redemptions	(6,934)	(267,392)	(5,110)	(180,424)
Net increase (decrease)	(885)	(34,967)	10,674	367,949
Class Z
Subscriptions	111,118	4,216,925	329,125	11,375,179
Distributions reinvested	—	—	22,368	831,859
Redemptions	(292,725)	(10,715,979)	(658,591)	(24,386,295)
Net decrease	(181,607)	(6,499,054)	(307,098)	(12,719,257)
Total net decrease	(378,537)	(13,119,443)	(588,810)	(18,042,120)

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Greater China Fund | Semiannual Report 2017

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Columbia Greater China Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2017 (c)	$35.20	(0.14)	0.35	—	0.21	—	—
8/31/2016	$33.33	(0.04)	3.66	—	3.62	(0.05)	(1.70)
8/31/2015	$45.93	0.02	(3.87)	0.15	(3.70)	(0.30)	(8.60)
8/31/2014	$48.80	0.33	8.97	—	9.30	(0.81)	(11.36)
8/31/2013	$42.08	0.44	6.81	—	7.25	(0.53)	—
8/31/2012	$51.02	0.50	(6.83)	—	(6.33)	(0.05)	(2.56)
Class B
2/28/2017 (c)	$31.96	(0.23)	0.30	—	0.07	—	—
8/31/2016	$30.58	(0.20)	3.28	—	3.08	—	(1.70)
8/31/2015	$42.85	(0.40)	(3.41)	0.14	(3.67)	—	(8.60)
8/31/2014	$46.24	(0.09)	8.51	—	8.42	(0.45)	(11.36)
8/31/2013	$39.90	0.04	6.49	—	6.53	(0.19)	—
8/31/2012	$48.83	0.10	(6.47)	—	(6.37)	—	(2.56)
Class C
2/28/2017 (c)	$32.81	(0.24)	0.31	—	0.07	—	—
8/31/2016	$31.35	(0.22)	3.38	—	3.16	—	(1.70)
8/31/2015	$43.71	(0.28)	(3.62)	0.14	(3.76)	—	(8.60)
8/31/2014	$46.94	(0.02)	8.60	—	8.58	(0.45)	(11.36)
8/31/2013	$40.51	0.07	6.55	—	6.62	(0.19)	—
8/31/2012	$49.52	0.14	(6.59)	—	(6.45)	—	(2.56)
Class I
2/28/2017 (c)	$38.19	(0.07)	0.38	—	0.31	—	—
8/31/2016	$36.04	0.18	3.90	—	4.08	(0.23)	(1.70)
8/31/2015	$48.96	0.20	(4.15)	0.16	(3.79)	(0.53)	(8.60)
8/31/2014	$51.30	0.90	9.14	—	10.04	(1.02)	(11.36)
8/31/2013	$44.20	0.70	7.13	—	7.83	(0.73)	—
8/31/2012	$53.36	0.73	(7.14)	—	(6.41)	(0.19)	(2.56)
Class R4
2/28/2017 (c)	$38.74	(0.11)	0.38	—	0.27	—	—
8/31/2016	$36.53	0.11	3.96	—	4.07	(0.16)	(1.70)
8/31/2015	$49.47	1.09	(5.18)	0.16	(3.93)	(0.41)	(8.60)
8/31/2014	$51.71	(0.01)	10.04	—	10.03	(0.91)	(11.36)
8/31/2013 (i)	$49.17	0.88	1.66	—	2.54	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Greater China Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$35.41	0.60%	1.54% (d),(e)	1.54% (d),(e)	(0.79%) (d)	20%	$53,782
(1.75)	$35.20	10.97%	1.60% (f)	1.60% (f),(g)	(0.11%)	39%	$58,385
(8.90)	$33.33	(9.49%) (h)	1.56% (f)	1.56% (f),(g)	0.04%	74%	$63,284
(12.17)	$45.93	21.22%	1.57% (f)	1.57% (f),(g)	0.73%	61%	$97,302
(0.53)	$48.80	17.24%	1.54%	1.54% (g)	0.94%	39%	$78,119
(2.61)	$42.08	(12.20%)	1.53%	1.53% (g)	1.11%	38%	$76,683

—	$32.03	0.22%	2.28% (d),(e)	2.28% (d),(e)	(1.48%) (d)	20%	$265
(1.70)	$31.96	10.15%	2.35% (f)	2.35% (f),(g)	(0.65%)	39%	$321
(8.60)	$30.58	(10.16%) (h)	2.32% (f)	2.32% (f),(g)	(1.02%)	74%	$1,023
(11.81)	$42.85	20.28%	2.32% (f)	2.32% (f),(g)	(0.22%)	61%	$2,955
(0.19)	$46.24	16.36%	2.29%	2.29% (g)	0.09%	39%	$4,265
(2.56)	$39.90	(12.86%)	2.28%	2.28% (g)	0.22%	38%	$5,769

—	$32.88	0.21%	2.28% (d),(e)	2.28% (d),(e)	(1.50%) (d)	20%	$9,272
(1.70)	$32.81	10.15%	2.36% (f)	2.36% (f),(g)	(0.71%)	39%	$10,952
(8.60)	$31.35	(10.16%) (h)	2.32% (f)	2.32% (f),(g)	(0.71%)	74%	$12,103
(11.81)	$43.71	20.32%	2.32% (f)	2.32% (f),(g)	(0.05%)	61%	$15,851
(0.19)	$46.94	16.33%	2.29%	2.29% (g)	0.15%	39%	$17,056
(2.56)	$40.51	(12.84%)	2.28%	2.28% (g)	0.33%	38%	$20,401

—	$38.50	0.81%	1.08% (d),(e)	1.08% (d),(e)	(0.37%) (d)	20%	$2
(1.93)	$38.19	11.45%	1.16% (f)	1.16% (f)	0.50%	39%	$2
(9.13)	$36.04	(9.07%) (h)	1.13% (f)	1.13% (f)	0.45%	74%	$2
(12.38)	$48.96	21.75%	1.08% (f)	1.08% (f)	1.61%	61%	$3
(0.73)	$51.30	17.75%	1.09%	1.09%	1.41%	39%	$52,946
(2.75)	$44.20	(11.78%)	1.08%	1.08% (g)	1.57%	38%	$69,532

—	$39.01	0.70%	1.29% (d),(e)	1.29% (d),(e)	(0.56%) (d)	20%	$3,441
(1.86)	$38.74	11.27%	1.36% (f)	1.36% (f),(g)	0.30%	39%	$3,532
(9.01)	$36.53	(9.26%) (h)	1.29% (f)	1.29% (f),(g)	2.47%	74%	$2,473
(12.27)	$49.47	21.50%	1.33% (f)	1.33% (f),(g)	(0.03%)	61%	$8
—	$51.71	5.17%	1.32% (d)	1.32% (d),(g)	4.00% (d)	39%	$12
Columbia Greater China Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R5
2/28/2017 (c)	$38.80	(0.08)	0.38	—	0.30	—	—
8/31/2016	$36.58	0.24	3.90	—	4.14	(0.22)	(1.70)
8/31/2015	$49.52	0.52	(4.54)	0.16	(3.86)	(0.48)	(8.60)
8/31/2014	$51.76	0.73	9.38	—	10.11	(0.99)	(11.36)
8/31/2013 (j)	$48.84	0.63	2.97	—	3.60	(0.68)	—
Class W
2/28/2017 (c)	$35.20	(0.14)	0.34	—	0.20	—	—
8/31/2016	$33.33	0.01	3.61	—	3.62	(0.05)	(1.70)
8/31/2015	$45.95	0.01	(3.86)	0.15	(3.70)	(0.32)	(8.60)
8/31/2014	$48.82	0.36	8.96	—	9.32	(0.83)	(11.36)
8/31/2013	$42.10	0.51	6.77	—	7.28	(0.56)	—
8/31/2012 (k)	$43.58	(0.05)	(1.43)	—	(1.48)	—	—
Class Z
2/28/2017 (c)	$38.05	(0.10)	0.37	—	0.27	—	—
8/31/2016	$35.91	0.12	3.87	—	3.99	(0.15)	(1.70)
8/31/2015	$48.78	0.38	(4.39)	0.16	(3.85)	(0.42)	(8.60)
8/31/2014	$51.16	0.46	9.45	—	9.91	(0.93)	(11.36)
8/31/2013	$44.08	0.59	7.13	—	7.72	(0.64)	—
8/31/2012	$53.35	0.63	(7.14)	—	(6.51)	(0.20)	(2.56)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2017 (unaudited).
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class B	Class C	Class I	Class R4	Class R5	Class W	Class Z
02/28/2017	0.06%	0.06%	0.06%	0.05%	0.05%	0.06%	0.05%	0.06%

(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.33%.
(i)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(j)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Class W shares commenced operations on June 18, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Greater China Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$39.10	0.77%	1.16% (d),(e)	1.16% (d),(e)	(0.40%) (d)	20%	$851
(1.92)	$38.80	11.44%	1.21% (f)	1.21% (f)	0.66%	39%	$879
(9.08)	$36.58	(9.11%) (h)	1.16% (f)	1.16% (f)	1.17%	74%	$438
(12.35)	$49.52	21.67%	1.19% (f)	1.19% (f)	1.58%	61%	$117
(0.68)	$51.76	7.40%	1.16% (d)	1.16% (d)	1.53% (d)	39%	$3

—	$35.40	0.57%	1.52% (d),(e)	1.52% (d),(e)	(0.80%) (d)	20%	$2
(1.75)	$35.20	10.97%	1.60% (f)	1.60% (f),(g)	0.06%	39%	$2
(8.92)	$33.33	(9.48%) (h)	1.56% (f)	1.56% (f),(g)	0.01%	74%	$2
(12.19)	$45.95	21.27%	1.52% (f)	1.52% (f),(g)	0.78%	61%	$3
(0.56)	$48.82	17.30%	1.49%	1.49% (g)	1.07%	39%	$3
—	$42.10	(3.40%)	1.47% (d)	1.47% (d)	(0.55%) (d)	38%	$2

—	$38.32	0.71%	1.28% (d),(e)	1.28% (d),(e)	(0.51%) (d)	20%	$33,618
(1.85)	$38.05	11.24%	1.35% (f)	1.35% (f),(g)	0.34%	39%	$40,293
(9.02)	$35.91	(9.24%) (h)	1.31% (f)	1.31% (f),(g)	0.86%	74%	$49,047
(12.29)	$48.78	21.49%	1.32% (f)	1.32% (f),(g)	0.96%	61%	$29,730
(0.64)	$51.16	17.54%	1.29%	1.29% (g)	1.18%	39%	$28,948
(2.76)	$44.08	(11.98%)	1.28%	1.28% (g)	1.34%	38%	$29,165
Columbia Greater China Fund | Semiannual Report 2017	19

Notes to Financial Statements
February 28, 2017 (Unaudited)
Note 1. Organization
Columbia Greater China Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
20	Columbia Greater China Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to Other expenses on the Statement of Operations. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Greater China Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
22	Columbia Greater China Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.95% to 0.72% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2017 was 0.95% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Greater China Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class I are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class I shares. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares and Class I shares did not pay transfer agency fees.
For the six months ended February 28, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Class B	0.18
Class C	0.18
Class I	0.008
Class R4	0.18
Class R5	0.058
Class W	0.21
Class Z	0.18
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.
24	Columbia Greater China Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2017, if any, are listed below:
Amount ($)
Class A	6,485
Class C	88
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	January 1, 2017 through December 31, 2017	Prior to January 1, 2017
Class A	1.860%	1.78%
Class B	2.610	2.53
Class C	2.610	2.53
Class I	1.475	1.37
Class R4	1.610	1.53
Class R5	1.525	1.42
Class W	1.860	1.78
Class Z	1.610	1.53
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
63,933,000	37,789,000	(1,928,000)	35,861,000
The following capital loss carryforwards, determined at August 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Columbia Greater China Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	2,402,148	451,800	2,853,948
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund elected to treat the following late-year ordinary losses and post-October capital losses at August 31, 2016 as arising on September 1, 2016.
Late year ordinary losses ($)	Post-October capital losses ($)
—	4,302,510
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $20,675,946 and $32,907,649, respectively, for the six months ended February 28, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2017.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.
26	Columbia Greater China Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At February 28, 2017, one unaffiliated shareholder of record owned 14.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Greater China Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Greater China Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Greater China Fund | Semiannual Report 2017	29

Columbia Greater China Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR158_08_G01_(04/17)

SemiAnnual Report
February 28, 2017
Columbia Mid Cap Growth Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Mid Cap Growth Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Mid Cap Growth Fund   |  Semiannual Report 2017

Columbia Mid Cap Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Mid Cap Growth Fund (the Fund) seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.
Portfolio management
George Myers, CFA
Lead manager
Managed Fund since 2006
Brian Neigut
Co-manager
Managed Fund since 2007
William Chamberlain, CFA
Co-manager
Managed Fund since 2013
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	7.74	19.82	9.57	7.44
	Including sales charges		1.55	12.92	8.28	6.80
Class B	Excluding sales charges	11/01/02	7.34	18.91	8.76	6.63
	Including sales charges		2.34	13.91	8.51	6.63
Class C	Excluding sales charges	10/13/03	7.34	18.91	8.75	6.64
	Including sales charges		6.34	17.91	8.75	6.64
Class I *		09/27/10	7.94	20.30	10.06	7.84
Class K *		02/28/13	7.81	19.94	9.72	7.59
Class R		01/23/06	7.62	19.48	9.30	7.17
Class R4 *		11/08/12	7.88	20.10	9.84	7.70
Class R5 *		03/07/11	7.95	20.28	9.99	7.79
Class V	Excluding sales charges	11/01/02	7.73	19.80	9.54	7.39
	Including sales charges		1.52	12.92	8.25	6.76
Class W *		09/27/10	7.74	19.77	9.57	7.44
Class Y *		07/15/09	7.96	20.29	10.04	7.82
Class Z		11/20/85	7.88	20.09	9.85	7.71
Russell Midcap Growth Index			6.74	21.54	12.32	8.13
Russell Midcap Index			8.91	26.81	13.63	8.04
Returns for Class A and Class V are shown with and without the maximum initial sales charge of 5.75%. Prior to January 24, 2017, Class V shares were known as Class T shares. Class V shares have no relation to, or connection with, the Fund’s current Class T shares which were renamed and re-designated from Class W shares effective March 27, 2017. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
The Russell Midcap Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization or the Russell 1000 Index.
Columbia Mid Cap Growth Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
4	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2017)
O’Reilly Automotive, Inc.	1.9
Foot Locker, Inc.	1.9
Electronic Arts, Inc.	1.7
Palo Alto Networks, Inc.	1.6
FleetCor Technologies, Inc.	1.5
Lam Research Corp.	1.5
Maxim Integrated Products, Inc.	1.4
Dr. Pepper Snapple Group, Inc.	1.4
Skyworks Solutions, Inc.	1.3
Henry Schein, Inc.	1.3
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2017)
Common Stocks	96.0
Money Market Funds	4.0
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2017)
Consumer Discretionary	20.5
Consumer Staples	5.9
Energy	3.0
Financials	7.3
Health Care	16.4
Industrials	15.4
Information Technology	24.8
Materials	4.2
Real Estate	2.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Mid Cap Growth Fund | Semiannual Report 2017	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2016 – February 28, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,077.40	1,018.84	6.18	6.01	1.20
Class B	1,000.00	1,000.00	1,073.40	1,015.12	10.02	9.74	1.95
Class C	1,000.00	1,000.00	1,073.40	1,015.12	10.02	9.74	1.95
Class I	1,000.00	1,000.00	1,079.40	1,021.03	3.92	3.81	0.76
Class K	1,000.00	1,000.00	1,078.10	1,019.39	5.62	5.46	1.09
Class R	1,000.00	1,000.00	1,076.20	1,017.60	7.46	7.25	1.45
Class R4	1,000.00	1,000.00	1,078.80	1,020.08	4.90	4.76	0.95
Class R5	1,000.00	1,000.00	1,079.50	1,020.63	4.33	4.21	0.84
Class V ( formerly Class T )	1,000.00	1,000.00	1,077.30	1,018.84	6.18	6.01	1.20
Class W	1,000.00	1,000.00	1,077.40	1,018.84	6.18	6.01	1.20
Class Y	1,000.00	1,000.00	1,079.60	1,020.88	4.07	3.96	0.79
Class Z	1,000.00	1,000.00	1,078.80	1,020.08	4.90	4.76	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
6	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Portfolio of Investments
February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.3%
Issuer	Shares	Value ($)
Consumer Discretionary 19.5%
Auto Components 1.0%
Delphi Automotive PLC	252,283	19,206,305
Hotels, Restaurants & Leisure 2.7%
Aramark	390,330	13,950,394
Marriott International, Inc., Class A	114,310	9,943,827
Six Flags Entertainment Corp.	224,614	13,613,855
Vail Resorts, Inc.	66,340	12,019,481
Total		49,527,557
Household Durables 2.1%
D.R. Horton, Inc.	539,800	17,273,600
Mohawk Industries, Inc.(a)	91,170	20,637,241
Total		37,910,841
Internet & Catalog Retail 0.7%
Expedia, Inc.	107,190	12,759,898
Media 0.9%
Interpublic Group of Companies, Inc. (The)	693,260	16,707,566
Multiline Retail 2.3%
Dollar General Corp.	320,740	23,420,435
Dollar Tree, Inc.(a)	126,350	9,688,518
Nordstrom, Inc.	208,100	9,709,946
Total		42,818,899
Specialty Retail 7.9%
AutoZone, Inc.(a)	12,010	8,845,965
Burlington Stores, Inc.(a)	124,950	11,121,799
Foot Locker, Inc.	432,645	32,738,247
Michaels Companies, Inc. (The)(a)	653,540	13,129,619
O’Reilly Automotive, Inc.(a)	120,890	32,847,022
Ross Stores, Inc.	283,000	19,408,140
Ulta Salon Cosmetics & Fragrance, Inc.(a)	46,460	12,703,558
Williams-Sonoma, Inc.	283,373	13,769,094
Total		144,563,444
Textiles, Apparel & Luxury Goods 1.9%
Coach, Inc.	375,530	14,303,938
lululemon athletica, Inc.(a)	155,590	10,153,803
PVH Corp.	114,450	10,483,620
Total		34,941,361
Total Consumer Discretionary		358,435,871
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.7%
Beverages 1.3%
Dr. Pepper Snapple Group, Inc.	262,890	24,564,441
Food & Staples Retailing 0.8%
SYSCO Corp.	272,450	14,363,564
Food Products 3.2%
Blue Buffalo Pet Products, Inc.(a)	438,639	10,720,337
Hershey Co. (The)	139,360	15,099,656
Hormel Foods Corp.	507,520	17,890,080
Tyson Foods, Inc., Class A	226,230	14,152,949
Total		57,863,022
Personal Products 0.4%
Herbalife Ltd.(a)	128,540	7,261,225
Total Consumer Staples		104,052,252
Energy 2.8%
Energy Equipment & Services 0.5%
Superior Energy Services, Inc.(a)	508,710	8,393,715
Oil, Gas & Consumable Fuels 2.3%
Cabot Oil & Gas Corp.	465,270	10,189,413
Concho Resources, Inc.(a)	139,777	18,513,464
Newfield Exploration Co.(a)	397,710	14,500,506
Total		43,203,383
Total Energy		51,597,098
Financials 6.9%
Banks 3.9%
Bank of the Ozarks, Inc.	165,720	9,069,855
Citizens Financial Group, Inc.	298,260	11,145,976
East West Bancorp, Inc.	279,010	15,100,021
First Republic Bank	165,630	15,541,063
Signature Bank(a)	129,674	20,424,952
Total		71,281,867
Capital Markets 1.7%
S&P Global, Inc.	135,320	17,519,880
T. Rowe Price Group, Inc.	200,760	14,296,120
Total		31,816,000

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.3%
Ally Financial, Inc.	557,340	12,534,577
SLM Corp.(a)	932,790	11,184,152
Total		23,718,729
Total Financials		126,816,596
Health Care 15.7%
Biotechnology 3.3%
ACADIA Pharmaceuticals, Inc.(a)	143,060	5,452,017
Alexion Pharmaceuticals, Inc.(a)	70,280	9,224,250
BioMarin Pharmaceutical, Inc.(a)	242,266	22,756,045
Incyte Corp.(a)	103,793	13,814,848
Intercept Pharmaceuticals, Inc.(a)	48,540	6,193,219
Juno Therapeutics, Inc.(a)	137,510	3,305,740
Total		60,746,119
Health Care Equipment & Supplies 6.7%
Cooper Companies, Inc. (The)	62,310	12,408,413
CR Bard, Inc.	89,330	21,907,289
Dentsply Sirona, Inc.	97,550	6,196,376
Edwards Lifesciences Corp.(a)	234,660	22,067,427
Hologic, Inc.(a)	421,410	17,100,818
IDEXX Laboratories, Inc.(a)	109,750	15,907,165
Intuitive Surgical, Inc.(a)	7,570	5,579,090
Zimmer Biomet Holdings, Inc.	190,000	22,245,200
Total		123,411,778
Health Care Providers & Services 3.5%
AmerisourceBergen Corp.	149,260	13,658,783
Henry Schein, Inc.(a)	136,808	23,470,780
Humana, Inc.	43,400	9,168,250
Laboratory Corp. of America Holdings(a)	116,830	16,620,236
Total		62,918,049
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	261,970	13,439,061
Mettler-Toledo International, Inc.(a)	26,450	12,596,019
Waters Corp.(a)	44,170	6,845,908
Total		32,880,988
Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC(a)	57,150	7,579,233
Total Health Care		287,536,167
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.6%
Aerospace & Defense 2.0%
Spirit AeroSystems Holdings, Inc., Class A	338,150	20,833,422
Textron, Inc.	334,720	15,832,256
Total		36,665,678
Airlines 0.7%
Alaska Air Group, Inc.	131,320	12,845,722
Building Products 0.8%
AO Smith Corp.	283,540	14,279,074
Commercial Services & Supplies 0.7%
KAR Auction Services, Inc.	292,580	13,113,436
Electrical Equipment 2.9%
Acuity Brands, Inc.	86,090	18,190,817
AMETEK, Inc.	365,253	19,712,705
Rockwell Automation, Inc.	99,663	15,059,079
Total		52,962,601
Industrial Conglomerates 0.9%
Roper Technologies, Inc.	80,190	16,775,748
Machinery 2.9%
IDEX Corp.	144,500	13,321,455
Ingersoll-Rand PLC	128,930	10,231,885
Middleby Corp. (The)(a)	76,040	10,547,508
Snap-On, Inc.	116,340	19,739,408
Total		53,840,256
Professional Services 2.7%
Equifax, Inc.	131,260	17,209,498
IHS Markit Ltd.(a)	451,790	17,981,242
Nielsen Holdings PLC	309,430	13,726,315
Total		48,917,055
Road & Rail 0.7%
JB Hunt Transport Services, Inc.	133,130	13,069,372
Trading Companies & Distributors 0.3%
United Rentals, Inc.(a)	49,700	6,363,091
Total Industrials		268,832,033
Information Technology 23.7%
Communications Equipment 1.5%
Palo Alto Networks, Inc.(a)	185,450	28,169,855

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	154,727	10,708,656
Internet Software & Services 2.2%
Akamai Technologies, Inc.(a)	214,550	13,430,830
CoStar Group, Inc.(a)	46,679	9,484,239
Match Group, Inc.(a)	646,560	10,448,410
Yelp, Inc.(a)	186,790	6,294,823
Total		39,658,302
IT Services 6.2%
Alliance Data Systems Corp.	26,350	6,402,523
Fidelity National Information Services, Inc.	257,094	21,151,124
Fiserv, Inc.(a)	156,220	18,027,788
FleetCor Technologies, Inc.(a)	157,040	26,696,800
Paychex, Inc.	289,350	17,771,877
Total System Services, Inc.	135,890	7,403,287
Vantiv, Inc., Class A(a)	238,190	15,572,862
Total		113,026,261
Semiconductors & Semiconductor Equipment 5.4%
Lam Research Corp.	222,840	26,415,453
Maxim Integrated Products, Inc.	558,350	24,734,905
Microchip Technology, Inc.	130,380	9,455,158
NVIDIA Corp.	153,710	15,598,491
Skyworks Solutions, Inc.	249,561	23,660,878
Total		99,864,885
Software 7.8%
Activision Blizzard, Inc.	195,536	8,824,540
Citrix Systems, Inc.(a)	174,380	13,767,301
Electronic Arts, Inc.(a)	339,680	29,382,320
Fortinet, Inc.(a)	218,590	8,164,336
Mobileye NV(a)	121,540	5,532,501
Red Hat, Inc.(a)	189,432	15,686,864
ServiceNow, Inc.(a)	161,378	14,026,976
Splunk, Inc.(a)	166,250	10,262,612
Tableau Software, Inc., Class A(a)	270,920	14,288,321
Ultimate Software Group, Inc. (The)(a)	120,130	23,231,941
Total		143,167,712
Total Information Technology		434,595,671
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.0%
Chemicals 1.6%
Sherwin-Williams Co. (The)	32,145	9,918,018
Westlake Chemical Corp.	302,239	19,171,020
Total		29,089,038
Construction Materials 0.9%
Martin Marietta Materials, Inc.	74,550	16,099,072
Containers & Packaging 1.2%
Berry Plastics Group, Inc.(a)	297,440	14,970,155
WestRock Co.	150,352	8,076,910
Total		23,047,065
Metals & Mining 0.3%
Freeport-McMoRan, Inc.(a)	442,900	5,934,860
Total Materials		74,170,035
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.4%
CyrusOne, Inc.	195,490	9,950,441
Equinix, Inc.	54,140	20,360,430
Equity LifeStyle Properties, Inc.	169,630	13,505,941
Total		43,816,812
Total Real Estate		43,816,812
Total Common Stocks (Cost $1,383,921,205)		1,749,852,535

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(b),(c)	73,383,191	73,383,191
Total Money Market Funds (Cost $73,383,191)		73,383,191
Total Investments (Cost: $1,457,304,396)		1,823,235,726
Other Assets & Liabilities, Net		13,478,239
Net Assets		1,836,713,965

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	66,357,000	363,755,272	(356,729,081)	73,383,191	2,329	160,421	73,383,191
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	358,435,871	—	—	—	358,435,871
Consumer Staples	104,052,252	—	—	—	104,052,252
Energy	51,597,098	—	—	—	51,597,098
Financials	126,816,596	—	—	—	126,816,596
Health Care	287,536,167	—	—	—	287,536,167
Industrials	268,832,033	—	—	—	268,832,033
Information Technology	434,595,671	—	—	—	434,595,671
Materials	74,170,035	—	—	—	74,170,035
Real Estate	43,816,812	—	—	—	43,816,812
Total Common Stocks	1,749,852,535	—	—	—	1,749,852,535
Money Market Funds	—	—	—	73,383,191	73,383,191
Total Investments	1,749,852,535	—	—	73,383,191	1,823,235,726
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2017	11

Statement of Assets and Liabilities
February 28, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$1,383,921,205
Affiliated issuers, at cost	73,383,191
Total investments, at cost	1,457,304,396
Investments, at value
Unaffiliated issuers, at value	1,749,852,535
Affiliated issuers, at value	73,383,191
Total investments, at value	1,823,235,726
Receivable for:
Investments sold	23,578,691
Capital shares sold	495,586
Dividends	1,470,078
Prepaid expenses	6,733
Trustees’ deferred compensation plan	125,309
Other assets	54,319
Total assets	1,848,966,442
Liabilities
Payable for:
Investments purchased	9,449,410
Capital shares purchased	2,239,588
Management services fees	38,090
Distribution and/or service fees	7,680
Transfer agent fees	218,239
Plan administration fees	87
Compensation of board members	59,156
Compensation of chief compliance officer	149
Other expenses	114,769
Trustees’ deferred compensation plan	125,309
Total liabilities	12,252,477
Net assets applicable to outstanding capital stock	$1,836,713,965
Represented by
Paid in capital	1,404,943,230
Excess of distributions over net investment income	(2,371,958)
Accumulated net realized gain	68,211,363
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	365,931,330
Total - representing net assets applicable to outstanding capital stock	$1,836,713,965
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
February 28, 2017 (Unaudited)
Class A
Net assets	$868,489,687
Shares outstanding	34,149,529
Net asset value per share	$25.43
Maximum offering price per share(a)	$26.98
Class B
Net assets	$2,899,989
Shares outstanding	134,186
Net asset value per share	$21.61
Class C
Net assets	$44,943,876
Shares outstanding	2,067,180
Net asset value per share	$21.74
Class I
Net assets	$2,456
Shares outstanding	90
Net asset value per share(b)	$27.23
Class K
Net assets	$442,319
Shares outstanding	16,473
Net asset value per share	$26.85
Class R
Net assets	$15,248,045
Shares outstanding	621,364
Net asset value per share	$24.54
Class R4
Net assets	$28,099,174
Shares outstanding	1,017,108
Net asset value per share	$27.63
Class R5
Net assets	$40,508,263
Shares outstanding	1,494,403
Net asset value per share	$27.11
Class V(c)
Net assets	$22,079,032
Shares outstanding	871,158
Net asset value per share	$25.34
Maximum offering price per share(a)	$26.89
Class W
Net assets	$140,273
Shares outstanding	5,515
Net asset value per share	$25.43
Class Y
Net assets	$11,436,363
Shares outstanding	421,842
Net asset value per share	$27.11
Class Z
Net assets	$802,424,488
Shares outstanding	29,804,669
Net asset value per share	$26.92

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(c)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2017	13

Statement of Operations
Six Months Ended February 28, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,122,723
Dividends — affiliated issuers	160,421
Total income	8,283,144
Expenses:
Management services fees	6,725,856
Distribution and/or service fees
Class A	1,060,465
Class B	17,277
Class C	221,605
Class R	39,461
Class V(a)	26,356
Class W	173
Transfer agent fees
Class A	708,461
Class B	2,878
Class C	37,007
Class K	108
Class R	13,183
Class R4	22,278
Class R5	9,823
Class V(a)	17,616
Class W	115
Class Y	211
Class Z	651,220
Plan administration fees
Class K	508
Compensation of board members	26,699
Custodian fees	9,354
Printing and postage fees	93,706
Registration fees	82,596
Audit fees	17,016
Legal fees	23,150
Compensation of chief compliance officer	412
Other	1,207
Total expenses	9,808,741
Net investment loss	(1,525,597)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	128,718,050
Investments — affiliated issuers	2,329
Net realized gain	128,720,379
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	7,809,976
Net change in unrealized appreciation (depreciation)	7,809,976
Net realized and unrealized gain	136,530,355
Net increase in net assets resulting from operations	$135,004,758

(a)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment loss	$(1,525,597)	$(2,500,471)
Net realized gain	128,720,379	94,407,333
Net change in unrealized appreciation (depreciation)	7,809,976	(39,380,404)
Net increase in net assets resulting from operations	135,004,758	52,526,458
Distributions to shareholders
Net investment income
Class A	—	(8,258,128)
Class B	—	(7,102)
Class C	—	(52,349)
Class I	—	(35)
Class K	—	(4,691)
Class R	—	(118,953)
Class R4	—	(301,659)
Class R5	—	(446,456)
Class V(a)	—	(195,429)
Class W	—	(1,679)
Class Y	—	(33)
Class Z	—	(10,100,198)
Net realized gains
Class A	(51,052,445)	(134,277,745)
Class B	(234,465)	(1,121,198)
Class C	(3,005,402)	(8,264,319)
Class I	(140)	(372)
Class K	(23,438)	(66,547)
Class R	(992,962)	(2,752,903)
Class R4	(1,505,690)	(3,732,458)
Class R5	(2,113,734)	(5,020,124)
Class V(a)	(1,277,842)	(3,208,605)
Class W	(8,430)	(27,238)
Class Y	(532,420)	(350)
Class Z	(45,262,358)	(126,068,524)
Total distributions to shareholders	(106,009,326)	(304,027,095)
Increase (decrease) in net assets from capital stock activity	(44,547,541)	49,797,626
Total decrease in net assets	(15,552,109)	(201,703,011)
Net assets at beginning of period	1,852,266,074	2,053,969,085
Net assets at end of period	$1,836,713,965	$1,852,266,074
Excess of distributions over net investment income	$(2,371,958)	$(846,361)

(a)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2017	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)		August 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	662,256	16,358,974	2,269,018	56,974,135
Distributions reinvested	2,037,154	49,136,143	5,398,498	134,314,628
Redemptions	(3,627,056)	(89,590,989)	(5,661,350)	(141,817,080)
Net increase (decrease)	(927,646)	(24,095,872)	2,006,166	49,471,683
Class B
Subscriptions	351	7,282	7,908	186,059
Distributions reinvested	11,199	229,921	50,234	1,081,033
Redemptions (a)	(72,017)	(1,521,793)	(172,161)	(3,718,483)
Net decrease	(60,467)	(1,284,590)	(114,019)	(2,451,391)
Class C
Subscriptions	76,637	1,611,866	310,462	6,814,802
Distributions reinvested	132,605	2,739,607	343,555	7,434,524
Redemptions	(278,034)	(5,894,518)	(564,728)	(12,322,494)
Net increase (decrease)	(68,792)	(1,543,045)	89,289	1,926,832
Class K
Subscriptions	1,213	31,987	3,390	93,306
Distributions reinvested	916	23,311	2,709	70,871
Redemptions	(3,796)	(98,264)	(3,143)	(79,452)
Net increase (decrease)	(1,667)	(42,966)	2,956	84,725
Class R
Subscriptions	78,045	1,858,316	236,600	5,771,044
Distributions reinvested	26,856	625,485	82,209	1,982,060
Redemptions	(175,517)	(4,152,616)	(307,036)	(7,533,492)
Net increase (decrease)	(70,616)	(1,668,815)	11,773	219,612
Class R4
Subscriptions	115,903	3,133,550	275,809	7,720,675
Distributions reinvested	57,486	1,505,564	150,289	4,033,752
Redemptions	(149,941)	(4,048,279)	(309,946)	(8,228,638)
Net increase	23,448	590,835	116,152	3,525,789
Class R5
Subscriptions	171,930	4,513,050	300,745	7,737,711
Distributions reinvested	82,274	2,113,610	207,604	5,466,222
Redemptions	(147,881)	(3,877,516)	(364,944)	(9,649,821)
Net increase	106,323	2,749,144	143,405	3,554,112
Class V(b)
Subscriptions	7,406	178,997	18,522	457,861
Distributions reinvested	45,154	1,085,510	116,269	2,883,462
Redemptions	(34,894)	(857,091)	(70,902)	(1,793,042)
Net increase	17,666	407,416	63,889	1,548,281
Class W
Distributions reinvested	344	8,306	1,148	28,562
Redemptions	(651)	(16,026)	(2,333)	(57,883)
Net decrease	(307)	(7,720)	(1,185)	(29,321)
Class Y
Subscriptions	233,101	6,077,822	233,023	6,019,422
Distributions reinvested	20,720	532,288	—	—
Redemptions	(52,370)	(1,381,653)	(12,717)	(333,740)
Net increase	201,451	5,228,457	220,306	5,685,682
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)		August 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z
Subscriptions	574,601	15,027,251	1,719,278	45,182,224
Distributions reinvested	1,335,272	34,076,146	3,643,504	95,423,366
Redemptions	(2,825,873)	(73,983,782)	(5,899,479)	(154,343,968)
Net decrease	(916,000)	(24,880,385)	(536,697)	(13,738,378)
Total net increase (decrease)	(1,696,607)	(44,547,541)	2,002,035	49,797,626

(a)	Includes conversions of Class B shares to Class A shares, if any.
(b)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2017	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2017 (c)	$25.09	(0.03)	1.89	1.86	—	(1.52)
8/31/2016	$28.69	(0.06)	0.84	0.78	(0.26)	(4.12)
8/31/2015	$32.14	0.25 (f)	1.29	1.54	—	(4.99)
8/31/2014	$29.89	(0.13)	5.45	5.32	—	(3.07)
8/31/2013	$26.41	(0.11)	4.36	4.25	—	(0.77)
8/31/2012	$25.75	(0.06)	1.55	1.49	—	(0.83)
Class B
2/28/2017 (c)	$21.58	(0.11)	1.62	1.51	—	(1.48)
8/31/2016	$25.22	(0.22)	0.73	0.51	(0.03)	(4.12)
8/31/2015	$28.88	(0.05) (f)	1.22	1.17	—	(4.83)
8/31/2014	$27.20	(0.33)	4.94	4.61	—	(2.93)
8/31/2013	$24.29	(0.31)	3.99	3.68	—	(0.77)
8/31/2012	$23.92	(0.23)	1.43	1.20	—	(0.83)
Class C
2/28/2017 (c)	$21.70	(0.11)	1.63	1.52	—	(1.48)
8/31/2016	$25.34	(0.21)	0.72	0.51	(0.03)	(4.12)
8/31/2015	$28.99	0.03 (f)	1.15	1.18	—	(4.83)
8/31/2014	$27.30	(0.33)	4.95	4.62	—	(2.93)
8/31/2013	$24.37	(0.26)	3.36	3.70	—	(0.77)
8/31/2012	$23.99	(0.23)	1.44	1.21	—	(0.83)
Class I
2/28/2017 (c)	$26.75	0.02	2.02	2.04	—	(1.56)
8/31/2016	$30.32	0.05	0.89	0.94	(0.39)	(4.12)
8/31/2015	$33.62	0.00 (f),(g)	1.78	1.78	—	(5.08)
8/31/2014	$31.09	(0.00) (g)	5.69	5.69	—	(3.16)
8/31/2013	$27.33	0.05	4.48	4.53	—	(0.77)
8/31/2012	$26.49	0.06	1.61	1.67	—	(0.83)
Class K
2/28/2017 (c)	$26.40	(0.02)	2.00	1.98	—	(1.53)
8/31/2016	$29.97	(0.03)	0.87	0.84	(0.29)	(4.12)
8/31/2015	$33.35	0.33 (f)	1.31	1.64	—	(5.02)
8/31/2014	$30.89	(0.08)	5.64	5.56	—	(3.10)
8/31/2013 (h)	$28.08	(0.06)	2.87	2.81	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.52)	—	$25.43	7.74%	1.20% (d)	1.20% (d)	(0.27%) (d)	56%	$868,490
(4.38)	—	$25.09	2.83%	1.19%	1.19% (e)	(0.23%)	130%	$880,155
(4.99)	—	$28.69	5.33%	1.19%	1.19% (e)	0.83%	101%	$948,826
(3.07)	—	$32.14	18.77%	1.19%	1.19% (e)	(0.42%)	100%	$995,730
(0.77)	—	$29.89	16.60%	1.20%	1.20% (e)	(0.40%)	109%	$986,482
(0.83)	0.00 (g)	$26.41	5.97%	1.22%	1.22% (e)	(0.22%)	141%	$330,302

(1.48)	—	$21.61	7.34%	1.94% (d)	1.94% (d)	(1.03%) (d)	56%	$2,900
(4.15)	—	$21.58	2.06%	1.94%	1.94% (e)	(0.99%)	130%	$4,201
(4.83)	—	$25.22	4.54%	1.94%	1.94% (e)	(0.18%)	101%	$7,785
(2.93)	—	$28.88	17.88%	1.94%	1.94% (e)	(1.18%)	100%	$13,264
(0.77)	—	$27.20	15.68%	1.95%	1.95% (e)	(1.20%)	109%	$17,994
(0.83)	0.00 (g)	$24.29	5.19%	1.99%	1.99% (e)	(0.99%)	141%	$5,140

(1.48)	—	$21.74	7.34%	1.95% (d)	1.95% (d)	(1.02%) (d)	56%	$44,944
(4.15)	—	$21.70	2.05%	1.94%	1.94% (e)	(0.98%)	130%	$46,355
(4.83)	—	$25.34	4.56%	1.94%	1.94% (e)	0.11%	101%	$51,859
(2.93)	—	$28.99	17.84%	1.94%	1.94% (e)	(1.17%)	100%	$52,845
(0.77)	—	$27.30	15.71%	1.96%	1.96% (e)	(1.04%)	109%	$52,284
(0.83)	0.00 (g)	$24.37	5.22%	1.98%	1.98% (e)	(0.98%)	141%	$45,236

(1.56)	—	$27.23	7.94%	0.76% (d)	0.76% (d)	0.15% (d)	56%	$2
(4.51)	—	$26.75	3.26%	0.77%	0.77%	0.18%	130%	$2
(5.08)	—	$30.32	5.88%	0.76%	0.76%	0.01%	101%	$3
(3.16)	—	$33.62	19.27%	0.75%	0.75%	(0.00%) (g)	100%	$199,823
(0.77)	—	$31.09	17.08%	0.77%	0.77%	0.17%	109%	$240,974
(0.83)	0.00 (g)	$27.33	6.49%	0.78%	0.78%	0.23%	141%	$268,601

(1.53)	—	$26.85	7.81%	1.08% (d)	1.08% (d)	(0.14%) (d)	56%	$442
(4.41)	—	$26.40	2.95%	1.08%	1.08%	(0.12%)	130%	$479
(5.02)	—	$29.97	5.45%	1.07%	1.07%	1.07%	101%	$455
(3.10)	—	$33.35	18.95%	1.05%	1.05%	(0.26%)	100%	$383
—	—	$30.89	10.01%	1.05% (d)	1.05% (d)	(0.42%) (d)	109%	$396
Columbia Mid Cap Growth Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R
2/28/2017 (c)	$24.27	(0.06)	1.83	1.77	—	(1.50)
8/31/2016	$27.88	(0.12)	0.81	0.69	(0.18)	(4.12)
8/31/2015	$31.39	0.15 (f)	1.28	1.43	—	(4.94)
8/31/2014	$29.28	(0.20)	5.33	5.13	—	(3.02)
8/31/2013	$25.96	(0.14)	4.23	4.09	—	(0.77)
8/31/2012	$25.38	(0.12)	1.53	1.41	—	(0.83)
Class R4
2/28/2017 (c)	$27.12	(0.00) (g)	2.05	2.05	—	(1.54)
8/31/2016	$30.67	0.00 (g)	0.91	0.91	(0.34)	(4.12)
8/31/2015	$33.99	1.93 (f)	(0.21) (i)	1.72	—	(5.04)
8/31/2014	$31.42	(0.03)	5.72	5.69	—	(3.12)
8/31/2013 (j)	$26.58	(0.09)	5.70	5.61	—	(0.77)
Class R5
2/28/2017 (c)	$26.63	0.01	2.02	2.03	—	(1.55)
8/31/2016	$30.20	0.04	0.88	0.92	(0.37)	(4.12)
8/31/2015	$33.54	0.40 (f)	1.33	1.73	—	(5.07)
8/31/2014	$31.03	0.03	5.63	5.66	—	(3.15)
8/31/2013	$27.31	(0.04)	4.53	4.49	—	(0.77)
8/31/2012	$26.47	0.06	1.61	1.67	—	(0.83)
Class V(k)
2/28/2017 (c)	$25.01	(0.03)	1.88	1.85	—	(1.52)
8/31/2016	$28.61	(0.06)	0.83	0.77	(0.25)	(4.12)
8/31/2015	$32.05	0.24 (f)	1.30	1.54	—	(4.98)
8/31/2014	$29.82	(0.14)	5.43	5.29	—	(3.06)
8/31/2013	$26.37	(0.09)	4.31	4.22	—	(0.77)
8/31/2012	$25.72	(0.07)	1.55	1.48	—	(0.83)
Class W
2/28/2017 (c)	$25.09	(0.03)	1.89	1.86	—	(1.52)
8/31/2016	$28.69	(0.06)	0.84	0.78	(0.26)	(4.12)
8/31/2015	$32.15	0.21 (f)	1.33	1.54	—	(5.00)
8/31/2014	$29.91	(0.23)	5.54	5.31	—	(3.07)
8/31/2013	$26.43	(0.08)	4.33	4.25	—	(0.77)
8/31/2012	$25.76	(0.05)	1.55	1.50	—	(0.83)
Class Y
2/28/2017 (c)	$26.63	0.02	2.01	2.03	—	(1.55)
8/31/2016	$30.21	0.03	0.91	0.94	(0.40)	(4.12)
8/31/2015	$33.53	0.05 (f)	1.71	1.76	—	(5.08)
8/31/2014	$31.01	0.01	5.66	5.67	—	(3.15)
8/31/2013	$27.26	0.07	4.45	4.52	—	(0.77)
8/31/2012	$26.46	0.03	1.60	1.63	—	(0.83)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.50)	—	$24.54	7.62%	1.45% (d)	1.45% (d)	(0.52%) (d)	56%	$15,248
(4.30)	—	$24.27	2.58%	1.44%	1.44% (e)	(0.48%)	130%	$16,796
(4.94)	—	$27.88	5.06%	1.44%	1.44% (e)	0.52%	101%	$18,965
(3.02)	—	$31.39	18.47%	1.44%	1.44% (e)	(0.67%)	100%	$24,965
(0.77)	—	$29.28	16.27%	1.46%	1.46% (e)	(0.53%)	109%	$27,574
(0.83)	0.00 (g)	$25.96	5.73%	1.48%	1.48% (e)	(0.48%)	141%	$25,613

(1.54)	—	$27.63	7.88%	0.95% (d)	0.95% (d)	(0.02%) (d)	56%	$28,099
(4.46)	—	$27.12	3.10%	0.94%	0.94% (e)	0.02%	130%	$26,945
(5.04)	—	$30.67	5.61%	0.93%	0.93% (e)	6.10%	101%	$26,912
(3.12)	—	$33.99	19.05%	0.94%	0.94% (e)	(0.08%)	100%	$373
(0.77)	—	$31.42	21.61%	1.08% (d)	0.96% (d),(e)	(0.41%) (d)	109%	$30

(1.55)	—	$27.11	7.95%	0.84% (d)	0.84% (d)	0.10% (d)	56%	$40,508
(4.49)	—	$26.63	3.21%	0.83%	0.83%	0.14%	130%	$36,964
(5.07)	—	$30.20	5.72%	0.82%	0.82%	1.28%	101%	$37,589
(3.15)	—	$33.54	19.21%	0.81%	0.81%	0.09%	100%	$31,305
(0.77)	—	$31.03	16.94%	0.81%	0.81%	(0.14%)	109%	$3,847
(0.83)	0.00 (g)	$27.31	6.50%	0.78%	0.78%	0.22%	141%	$2,336

(1.52)	—	$25.34	7.73%	1.20% (d)	1.20% (d)	(0.27%) (d)	56%	$22,079
(4.37)	—	$25.01	2.83%	1.19%	1.19% (e)	(0.23%)	130%	$21,346
(4.98)	—	$28.61	5.34%	1.20%	1.20% (e)	0.80%	101%	$22,590
(3.06)	—	$32.05	18.69%	1.24%	1.24% (e)	(0.47%)	100%	$23,951
(0.77)	—	$29.82	16.51%	1.26%	1.26% (e)	(0.32%)	109%	$22,027
(0.83)	0.00 (g)	$26.37	5.94%	1.28%	1.28% (e)	(0.28%)	141%	$20,965

(1.52)	—	$25.43	7.74%	1.20% (d)	1.20% (d)	(0.27%) (d)	56%	$140
(4.38)	—	$25.09	2.83%	1.19%	1.19% (e)	(0.24%)	130%	$146
(5.00)	—	$28.69	5.32%	1.19%	1.19% (e)	0.71%	101%	$201
(3.07)	—	$32.15	18.71%	1.14%	1.14% (e)	(0.69%)	100%	$284
(0.77)	—	$29.91	16.59%	1.21%	1.21% (e)	(0.28%)	109%	$104,752
(0.83)	0.00 (g)	$26.43	6.01%	1.22%	1.22% (e)	(0.21%)	141%	$66,704

(1.55)	—	$27.11	7.96%	0.79% (d)	0.79% (d)	0.13% (d)	56%	$11,436
(4.52)	—	$26.63	3.27%	0.79%	0.79%	0.13%	130%	$5,869
(5.08)	—	$30.21	5.83%	0.73%	0.73%	0.15%	101%	$3
(3.15)	—	$33.53	19.24%	0.75%	0.75%	0.02%	100%	$250
(0.77)	—	$31.01	17.09%	0.83%	0.83%	0.26%	109%	$229
(0.83)	0.00 (g)	$27.26	6.35%	0.88%	0.88%	0.10%	141%	$16
Columbia Mid Cap Growth Fund | Semiannual Report 2017	21

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
2/28/2017 (c)	$26.46	(0.00) (g)	2.00	2.00	—	(1.54)
8/31/2016	$30.03	0.01	0.87	0.88	(0.33)	(4.12)
8/31/2015	$33.39	0.32 (f)	1.36	1.68	—	(5.04)
8/31/2014	$30.91	(0.06)	5.66	5.60	—	(3.12)
8/31/2013	$27.23	(0.00) (g)	4.45	4.45	—	(0.77)
8/31/2012	$26.45	0.01	1.60	1.61	—	(0.83)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year ended	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class V	Class W	Class Y	Class Z
08/31/2015	$ 0.35	$ 0.24	$ 0.32	$ 0.01	$ 0.40	$ 0.32	$ 2.00	$ 0.39	$ 0.34	$ 0.31	$ 0.04	$ 0.34

(g)	Rounds to zero.
(h)	Class K shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(j)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(1.54)	—	$26.92	7.88%	0.95% (d)	0.95% (d)	(0.02%) (d)	56%	$802,424
(4.45)	—	$26.46	3.09%	0.94%	0.94% (e)	0.02%	130%	$813,009
(5.04)	—	$30.03	5.58%	0.94%	0.94% (e)	1.01%	101%	$938,781
(3.12)	—	$33.39	19.07%	0.94%	0.94% (e)	(0.17%)	100%	$1,149,098
(0.77)	—	$30.91	16.84%	0.96%	0.96% (e)	(0.01%)	109%	$1,196,953
(0.83)	0.00 (g)	$27.23	6.27%	0.97%	0.97% (e)	0.03%	141%	$1,274,026
Columbia Mid Cap Growth Fund | Semiannual Report 2017	23

Notes to Financial Statements
February 28, 2017 (Unaudited)
Note 1. Organization
Columbia Mid Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class V shares (formerly Class T shares) are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations. Effective January 24, 2017, Class T shares were renamed Class V shares.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares
24	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Mid Cap Growth Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
26	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2017 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the
Columbia Mid Cap Growth Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class and Class I and Class Y shares did not pay transfer agency fees.
For the six months ended February 28, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Class B	0.17
Class C	0.17
Class K	0.053
Class R	0.17
Class R4	0.17
Class R5	0.053
Class V	0.17
Class W	0.17
Class Y	0.005
Class Z	0.17
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At February 28, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $76,306. The liability remaining at February 28, 2017 for non-recurring charges associated with the lease amounted to $42,677 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at February 28, 2017 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $2,199, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares of the Fund, respectively.
28	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2017, if any, are listed below:
Amount ($)
Class A	105,162
Class B	2
Class C	554
Class V	97
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	January 1, 2017 through December 31, 2017	Prior to January 1, 2017
Class A	1.300%	1.25%
Class B	2.050	2.00
Class C	2.050	2.00
Class I	0.945	0.88
Class K	1.245	1.18
Class R	1.550	1.50
Class R4	1.050	1.00
Class R5	0.995	0.93
Class V	1.300	1.25
Class W	1.300	1.25
Class Y	0.945	0.88
Class Z	1.050	1.00
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions,
Columbia Mid Cap Growth Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,457,304,000	376,966,000	(11,034,000)	365,932,000
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund elected to treat the following late-year ordinary losses and post-October capital losses at August 31, 2016 as arising on September 1, 2016.
Late year ordinary losses ($)	Post-October capital losses ($)
677,606	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $971,114,232 and $1,147,186,738, respectively, for the six months ended February 28, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to
30	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
$1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2017.
Note 8. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Shareholder concentration risk
At February 28, 2017, one unaffiliated shareholder of record owned 10.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 32.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates
Columbia Mid Cap Growth Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
32	Columbia Mid Cap Growth Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Mid Cap Growth Fund | Semiannual Report 2017	33

Columbia Mid Cap Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR194_08_G01_(04/17)

SemiAnnual Report
February 28, 2017
Columbia Disciplined Small Core Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Disciplined Small Core Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Disciplined Small Core Fund   |  Semiannual Report 2017

Columbia Disciplined Small Core Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Disciplined Small Core Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Brian Condon, CFA
Co-manager
Managed Fund since 2016
Peter Albanese*
Co-manager
Managed Fund since January 2017
*Effective January 27, 2017, Mr. Albanese was named a portfolio manager of the Fund. As of the same date, Alfred Alley no longer serves as a portfolio manager of the Fund.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	9.89	26.73	8.51	5.90
	Including sales charges		3.57	19.50	7.22	5.28
Class B	Excluding sales charges	11/01/98	9.42	25.83	7.71	5.11
	Including sales charges		6.42	22.38	7.59	5.11
Class C	Excluding sales charges	11/18/02	9.40	25.76	7.70	5.11
	Including sales charges		8.80	25.07	7.70	5.11
Class I *		09/27/10	10.11	27.29	9.02	6.31
Class R4 *		11/08/12	10.01	27.11	8.80	6.18
Class R5 *		11/08/12	10.06	27.18	8.94	6.25
Class V	Excluding sales charges	02/12/93	10.01	26.92	8.50	5.87
	Including sales charges		3.65	19.66	7.22	5.25
Class W *		09/27/10	9.89	26.73	8.51	5.91
Class Y *		11/08/12	10.14	27.37	8.99	6.27
Class Z		12/14/92	9.98	27.11	8.79	6.17
Russell 2000 Index			12.61	36.11	12.89	7.22
S&P SmallCap 600 Index			13.18	34.97	14.93	9.00
Returns for Class A and Class V are shown with and without the maximum initial sales charge of 5.75%. Prior to January 24, 2017, Class V shares were known as Class T shares. Class V shares have no relation to, or connection with, the Fund’s current Class T shares which were renamed and re-designated from Class W shares effective March 27, 2017, as described below. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes the securities of approximately 2,000 of the smallest companies in the Russell 3000 Index based on a combination of their market capitalization and current index membership.
The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Disciplined Small Core Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2017)
Windstream Holdings, Inc.	1.0
Masimo Corp.	0.9
Southwest Gas Corp.	0.9
Curtiss-Wright Corp.	0.9
Aspen Technology, Inc.	0.9
Radian Group, Inc.	0.9
j2 Global, Inc.	0.8
MGIC Investment Corp.	0.8
EnerSys	0.8
Washington Federal, Inc.	0.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2017)
Common Stocks	96.9
Money Market Funds	3.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2017)
Consumer Discretionary	12.0
Consumer Staples	3.0
Energy	3.1
Financials	19.7
Health Care	13.4
Industrials	14.7
Information Technology	16.6
Materials	4.7
Real Estate	7.5
Telecommunication Services	1.7
Utilities	3.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2016 — February 28, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,098.90	1,017.95	7.18	6.90	1.38
Class B	1,000.00	1,000.00	1,094.20	1,014.23	11.06	10.64	2.13
Class C	1,000.00	1,000.00	1,094.00	1,014.23	11.06	10.64	2.13
Class I	1,000.00	1,000.00	1,101.10	1,019.98	5.05	4.86	0.97
Class R4	1,000.00	1,000.00	1,100.10	1,019.19	5.88	5.66	1.13
Class R5	1,000.00	1,000.00	1,100.60	1,019.74	5.31	5.11	1.02
Class V (formerly Class T)	1,000.00	1,000.00	1,100.10	1,017.95	7.19	6.90	1.38
Class W	1,000.00	1,000.00	1,098.90	1,017.95	7.18	6.90	1.38
Class Y	1,000.00	1,000.00	1,101.40	1,019.98	5.05	4.86	0.97
Class Z	1,000.00	1,000.00	1,099.80	1,019.19	5.88	5.66	1.13
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Disciplined Small Core Fund | Semiannual Report 2017	5

Portfolio of Investments
February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.1%
Issuer	Shares	Value ($)
Consumer Discretionary 11.7%
Auto Components 2.2%
Cooper Tire & Rubber Co.	30,700	1,241,815
Cooper-Standard Holding, Inc.(a)	11,200	1,254,400
Dana, Inc.	10,000	188,900
Drew Industries, Inc.	17,700	1,906,290
Superior Industries International, Inc.	38,000	851,200
Total		5,442,605
Diversified Consumer Services 0.7%
Capella Education Co.	21,625	1,645,663
Hotels, Restaurants & Leisure 2.6%
Bloomin’ Brands, Inc.	47,300	808,357
Cheesecake Factory, Inc. (The)	31,600	1,929,180
Denny’s Corp.(a)	3,373	42,365
Isle of Capri Casinos, Inc.(a)	32,910	799,384
Papa John’s International, Inc.	17,700	1,396,884
Ruth’s Hospitality Group, Inc.	87,000	1,465,950
Total		6,442,120
Household Durables 0.6%
Helen of Troy Ltd.(a)	1,800	175,860
La-Z-Boy, Inc.	52,800	1,425,600
Total		1,601,460
Media 1.3%
Gannett Co., Inc.	143,500	1,251,320
New York Times Co. (The), Class A	119,200	1,716,480
Scholastic Corp.	3,800	171,228
Total		3,139,028
Multiline Retail 0.7%
Big Lots, Inc.	34,300	1,760,962
Specialty Retail 3.0%
Aaron’s, Inc.	33,400	911,152
Big 5 Sporting Goods Corp.	93,900	1,262,955
Children’s Place, Inc. (The)	18,325	1,856,322
Francesca’s Holdings Corp.(a)	91,500	1,552,755
Genesco, Inc.(a)	16,800	979,440
Pier 1 Imports, Inc.	144,400	971,812
Total		7,534,436
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.6%
Movado Group, Inc.	60,900	1,476,825
Total Consumer Discretionary		29,043,099
Consumer Staples 2.9%
Food & Staples Retailing 0.7%
SpartanNash Co.	44,400	1,549,560
SUPERVALU, Inc.(a)	30,600	115,668
Total		1,665,228
Food Products 2.0%
AdvancePierre Foods Holdings, Inc.	8,600	249,056
Dean Foods Co.	95,800	1,747,392
Fresh Del Monte Produce, Inc.	19,900	1,151,613
Sanderson Farms, Inc.	19,400	1,843,776
Total		4,991,837
Personal Products 0.2%
Usana Health Sciences, Inc.(a)	10,080	585,144
Total Consumer Staples		7,242,209
Energy 3.0%
Energy Equipment & Services 1.3%
Archrock, Inc.	65,200	889,980
Atwood Oceanics, Inc.(a)	145,800	1,532,358
Seadrill Ltd.(a)	494,800	865,900
Total		3,288,238
Oil, Gas & Consumable Fuels 1.7%
Denbury Resources, Inc.(a)	195,300	529,263
PDC Energy, Inc.(a)	26,250	1,774,238
REX American Resources Corp.(a)	19,500	1,622,790
Westmoreland Coal Co.(a)	17,500	252,700
Total		4,178,991
Total Energy		7,467,229
Financials 19.2%
Banks 7.1%
Banc of California, Inc.	86,600	1,684,370
Banco Latinoamericano de Comercio Exterior SA, Class E	47,400	1,333,362
Cathay General Bancorp	35,200	1,382,656
Central Pacific Financial Corp.	53,670	1,694,899
Customers Bancorp, Inc.(a)	47,550	1,632,391

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
FCB Financial Holdings, Inc., Class A(a)	36,300	1,764,180
First BanCorp(a)	76,200	486,156
First Merchants Corp.	4,700	188,564
Fulton Financial Corp.	17,300	330,863
Hilltop Holdings, Inc.	49,800	1,413,324
International Bancshares Corp.	48,600	1,849,230
LegacyTexas Financial Group, Inc.	19,200	817,728
Prosperity Bancshares, Inc.	4,100	305,614
Sterling Bancorp	22,000	544,500
United Community Banks, Inc.	38,100	1,100,709
Wintrust Financial Corp.	14,400	1,061,280
Total		17,589,826
Capital Markets 2.0%
Arlington Asset Investment Corp., Class A	107,600	1,586,024
KCG Holdings, Inc., Class A(a)	116,300	1,610,755
Piper Jaffray Companies	21,800	1,542,350
Virtus Investment Partners, Inc.	1,500	164,475
Total		4,903,604
Consumer Finance 0.6%
Nelnet, Inc., Class A	33,450	1,498,225
Insurance 2.3%
Ambac Financial Group, Inc.(a)	42,500	939,250
American Equity Investment Life Holding Co.	16,200	435,942
Heritage Insurance Holdings, Inc.	91,800	1,354,968
Maiden Holdings Ltd.	81,100	1,252,995
Universal Insurance Holdings, Inc.	64,300	1,732,885
Total		5,716,040
Mortgage Real Estate Investment Trusts (REITS) 1.3%
CYS Investments, Inc.	185,200	1,485,304
Invesco Mortgage Capital, Inc.	59,400	923,670
Redwood Trust, Inc.	45,100	738,287
Total		3,147,261
Thrifts & Mortgage Finance 5.9%
BofI Holding, Inc.(a)	49,000	1,545,460
Essent Group Ltd.(a)	54,300	1,890,183
Flagstar Bancorp, Inc.(a)	58,850	1,671,340
HomeStreet, Inc.(a)	54,550	1,489,215
Meta Financial Group, Inc.	4,800	410,880
Common Stocks (continued)
Issuer	Shares	Value ($)
MGIC Investment Corp.(a)	189,300	2,016,045
Radian Group, Inc.	111,500	2,075,015
Walker & Dunlop, Inc.(a)	43,400	1,764,210
Washington Federal, Inc.	57,600	1,949,760
Total		14,812,108
Total Financials		47,667,064
Health Care 13.0%
Biotechnology 4.6%
Alder Biopharmaceuticals, Inc.(a)	25,435	581,190
bluebird bio, Inc.(a)	10,390	910,683
Coherus Biosciences, Inc.(a)	14,895	351,522
Dynavax Technologies Corp.(a)	40,990	184,455
Halozyme Therapeutics, Inc.(a)	35,530	455,495
Insys Therapeutics, Inc.(a)	52,000	663,520
Jounce Therapeutics, Inc.(a)	28,213	571,595
Keryx Biopharmaceuticals, Inc.(a)	160,355	806,586
Kite Pharma, Inc.(a)	9,805	693,900
Ligand Pharmaceuticals, Inc.(a)	12,770	1,336,125
OncoMed Pharmaceuticals, Inc.(a)	58,900	598,424
PTC Therapeutics, Inc.(a)	29,605	403,516
Puma Biotechnology, Inc.(a)	19,095	700,787
Ra Pharmaceuticals, Inc.(a)	22,436	469,810
Sage Therapeutics, Inc.(a)	9,630	649,062
Spark Therapeutics, Inc.(a)	17,890	1,141,024
TESARO, Inc.(a)	5,425	1,021,907
Total		11,539,601
Health Care Equipment & Supplies 3.4%
Analogic Corp.	7,615	627,095
Angiodynamics, Inc.(a)	85,200	1,393,020
Haemonetics Corp.(a)	12,500	466,625
Halyard Health, Inc.(a)	27,600	1,078,056
Masimo Corp.(a)	24,150	2,182,194
Natus Medical, Inc.(a)	8,700	322,118
OraSure Technologies, Inc.(a)	63,900	716,319
Orthofix International NV(a)	44,050	1,573,025
Total		8,358,452

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.3%
Magellan Health, Inc.(a)	21,948	1,517,704
Molina Healthcare, Inc.(a)	29,775	1,444,385
Owens & Minor, Inc.	44,900	1,619,992
Triple-S Management Corp., Class B(a)	60,550	1,130,469
Total		5,712,550
Life Sciences Tools & Services 1.3%
INC Research Holdings, Inc. Class A(a)	34,525	1,507,016
Pra Health Sciences, Inc.(a)	29,150	1,720,142
Total		3,227,158
Pharmaceuticals 1.4%
Aerie Pharmaceuticals, Inc.(a)	27,410	1,297,864
Pacira Pharmaceuticals, Inc.(a)	20,000	874,000
Supernus Pharmaceuticals, Inc.(a)	51,955	1,335,243
Total		3,507,107
Total Health Care		32,344,868
Industrials 14.3%
Aerospace & Defense 0.9%
Curtiss-Wright Corp.	22,000	2,152,260
Air Freight & Logistics 0.1%
Forward Air Corp.	2,600	128,830
Airlines 0.7%
Hawaiian Holdings, Inc.(a)	37,600	1,829,240
Building Products 2.2%
Continental Building Product(a)	69,400	1,696,830
Gibraltar Industries, Inc.(a)	43,400	1,798,930
NCI Building Systems, Inc.(a)	14,000	224,000
Universal Forest Products, Inc.	17,320	1,659,429
Total		5,379,189
Commercial Services & Supplies 2.0%
ACCO Brands Corp.(a)	110,200	1,476,680
Brady Corp., Class A	40,800	1,560,600
Knoll, Inc.	13,600	303,960
Quad/Graphics, Inc.	64,300	1,745,745
Total		5,086,985
Construction & Engineering 0.7%
Argan, Inc.	24,100	1,660,490
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.8%
Atkore International Group, Inc.(a)	36,700	962,274
EnerSys	25,820	1,981,169
Generac Holdings, Inc.(a)	40,500	1,581,120
Total		4,524,563
Machinery 3.2%
Astec Industries, Inc.	13,900	878,063
Energy Recovery, Inc.(a)	152,700	1,284,207
Global Brass & Copper Holdings, Inc.	48,600	1,635,390
Greenbrier Companies, Inc. (The)	39,000	1,639,950
Mueller Industries, Inc.	17,850	746,487
Wabash National Corp.	84,621	1,789,734
Total		7,973,831
Professional Services 1.3%
Huron Consulting Group, Inc.(a)	32,900	1,429,505
RPX Corp.(a)	143,500	1,542,625
TrueBlue, Inc.(a)	13,500	350,325
Total		3,322,455
Road & Rail 0.6%
ArcBest Corp.	53,000	1,555,550
Trading Companies & Distributors 0.8%
Applied Industrial Technologies, Inc.	30,130	1,899,696
Total Industrials		35,513,089
Information Technology 16.1%
Electronic Equipment, Instruments & Components 5.1%
Anixter International, Inc.(a)	7,100	591,430
Benchmark Electronics, Inc.(a)	55,301	1,719,861
Methode Electronics, Inc.	30,900	1,282,350
Plexus Corp.(a)	6,300	353,241
Rogers Corp.(a)	22,400	1,848,224
Sanmina Corp.(a)	48,785	1,902,615
Scansource, Inc.(a)	36,300	1,461,075
TTM Technologies, Inc.(a)	104,900	1,695,184
Vishay Intertechnology, Inc.	111,500	1,767,275
Total		12,621,255

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 1.8%
Bankrate, Inc.(a)	29,100	317,190
j2 Global, Inc.	25,125	2,045,677
RetailMeNot, Inc.(a)	156,445	1,400,183
Shutterstock, Inc.(a)	15,100	658,511
Total		4,421,561
IT Services 2.8%
Cardtronics PLC, Class A(a)	37,600	1,657,408
Convergys Corp.	64,200	1,404,696
CSG Systems International, Inc.	6,225	245,327
EVERTEC, Inc.	96,700	1,629,395
Science Applications International Corp.	5,600	487,032
Sykes Enterprises, Inc.(a)	6,150	167,403
Travelport Worldwide Ltd.	38,800	492,760
Unisys Corp.(a)	71,700	996,630
Total		7,080,651
Semiconductors & Semiconductor Equipment 3.4%
Amkor Technology, Inc.(a)	160,500	1,576,110
Diodes, Inc.(a)	21,600	515,592
Entegris, Inc.(a)	90,700	1,922,840
Semtech Corp.(a)	54,000	1,806,300
Synaptics, Inc.(a)	31,530	1,675,820
Xcerra Corp.(a)	129,142	1,128,701
Total		8,625,363
Software 3.0%
Aspen Technology, Inc.(a)	35,850	2,084,319
Barracuda Networks, Inc.(a)	51,600	1,220,856
CommVault Systems, Inc.(a)	32,900	1,613,745
Mentor Graphics Corp.	8,640	320,544
Progress Software Corp.	47,300	1,356,564
Qualys, Inc.(a)	13,300	464,835
VASCO Data Security International, Inc.(a)	26,400	343,200
Total		7,404,063
Total Information Technology		40,152,893
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.6%
Chemicals 3.0%
Chemours Co. LLC (The)	9,200	309,672
Ferro Corp.(a)	111,900	1,566,600
Innospec, Inc.	25,675	1,676,578
Koppers Holdings, Inc.(a)	8,800	385,880
Rayonier Advanced Materials, Inc.	118,400	1,569,984
Trinseo SA	26,650	1,842,847
Total		7,351,561
Containers & Packaging 0.7%
Greif, Inc., Class A	30,200	1,722,306
Metals & Mining 0.9%
Materion Corp.	23,650	824,202
Schnitzer Steel Industries, Inc., Class A	63,200	1,504,160
Total		2,328,362
Total Materials		11,402,229
Real Estate 7.3%
Equity Real Estate Investment Trusts (REITS) 7.3%
Ashford Hospitality Prime, Inc.	30,100	392,805
CBL & Associates Properties, Inc.	163,600	1,640,908
CorEnergy Infrastructure Trust, Inc.	34,106	1,217,243
DuPont Fabros Technology, Inc.	14,800	762,052
Government Properties Income Trust	18,400	379,224
LaSalle Hotel Properties	31,800	919,020
Lexington Realty Trust	172,200	1,921,752
PS Business Parks, Inc.	15,830	1,839,605
Ramco-Gershenson Properties Trust	12,500	195,750
RLJ Lodging Trust	27,400	623,624
Ryman Hospitality Properties, Inc.	28,900	1,863,183
Sabra Health Care REIT, Inc.	12,600	342,720
Select Income REIT	65,500	1,703,000
STAG Industrial, Inc.	18,800	485,604
Summit Hotel Properties, Inc.	111,157	1,710,706
Washington Prime Group, Inc.	179,700	1,665,819
Xenia Hotels & Resorts, Inc.	25,900	455,063
Total		18,118,078
Total Real Estate		18,118,078

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.6%
Diversified Telecommunication Services 1.6%
General Communication, Inc., Class A(a)	78,060	1,572,909
Windstream Holdings, Inc.	327,428	2,445,887
Total		4,018,796
Total Telecommunication Services		4,018,796
Utilities 3.4%
Electric Utilities 0.3%
IDACORP, Inc.	600	49,758
Portland General Electric Co.	14,250	645,953
Total		695,711
Gas Utilities 1.9%
Chesapeake Utilities Corp.	22,075	1,522,071
Northwest Natural Gas Co.	18,450	1,108,845
Southwest Gas Corp.	25,175	2,153,218
Total		4,784,134
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.6%
Ormat Technologies, Inc.	26,400	1,455,432
Water Utilities 0.6%
SJW Corp.	33,600	1,630,608
Total Utilities		8,565,885
Total Common Stocks (Cost $199,827,426)		241,535,439

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(b),(c)	7,665,309	7,665,309
Total Money Market Funds (Cost $7,665,309)		7,665,309
Total Investments (Cost: $207,492,735)		249,200,748
Other Assets & Liabilities, Net		(449,036)
Net Assets		248,751,712

At February 28, 2017, securities and/or cash totaling $405,900 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at February 28, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	123	USD	8,517,750	03/2017	169,324	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	4,822,294	45,617,725	(42,774,710)	7,665,309	10	20,377	7,665,309
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	29,043,099	—	—	—	29,043,099
Consumer Staples	7,242,209	—	—	—	7,242,209
Energy	7,467,229	—	—	—	7,467,229
Financials	47,667,064	—	—	—	47,667,064
Health Care	32,344,868	—	—	—	32,344,868
Industrials	35,513,089	—	—	—	35,513,089
Information Technology	40,152,893	—	—	—	40,152,893
Materials	11,402,229	—	—	—	11,402,229
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	18,118,078	—	—	—	18,118,078
Telecommunication Services	4,018,796	—	—	—	4,018,796
Utilities	8,565,885	—	—	—	8,565,885
Total Common Stocks	241,535,439	—	—	—	241,535,439
Money Market Funds	—	—	—	7,665,309	7,665,309
Total Investments	241,535,439	—	—	7,665,309	249,200,748
Derivatives
Asset
Futures Contracts	169,324	—	—	—	169,324
Total	241,704,763	—	—	7,665,309	249,370,072
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Statement of Assets and Liabilities
February 28, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$199,827,426
Affiliated issuers, at cost	7,665,309
Total investments, at cost	207,492,735
Investments, at value
Unaffiliated issuers, at value	241,535,439
Affiliated issuers, at value	7,665,309
Total investments, at value	249,200,748
Cash	287
Margin deposits	405,900
Receivable for:
Capital shares sold	105,438
Dividends	143,371
Expense reimbursement due from Investment Manager	323
Prepaid expenses	1,033
Trustees’ deferred compensation plan	90,081
Other assets	40,996
Total assets	249,988,177
Liabilities
Payable for:
Investments purchased	306,679
Capital shares purchased	642,690
Variation margin	130,995
Management services fees	6,057
Distribution and/or service fees	1,242
Transfer agent fees	38,607
Compensation of board members	1,220
Compensation of chief compliance officer	24
Other expenses	18,870
Trustees’ deferred compensation plan	90,081
Total liabilities	1,236,465
Net assets applicable to outstanding capital stock	$248,751,712
Represented by
Paid in capital	187,297,691
Excess of distributions over net investment income	(198,252)
Accumulated net realized gain	19,774,936
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	41,708,013
Futures contracts	169,324
Total - representing net assets applicable to outstanding capital stock	$248,751,712
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2017	13

Statement of Assets and Liabilities  (continued)
February 28, 2017 (Unaudited)
Class A
Net assets	$65,033,846
Shares outstanding	7,575,552
Net asset value per share	$8.58
Maximum offering price per share(a)	$9.10
Class B
Net assets	$131,220
Shares outstanding	24,785
Net asset value per share	$5.29
Class C
Net assets	$12,972,382
Shares outstanding	2,440,716
Net asset value per share	$5.31
Class I
Net assets	$47,420,152
Shares outstanding	4,944,230
Net asset value per share	$9.59
Class R4
Net assets	$2,365,857
Shares outstanding	245,415
Net asset value per share	$9.64
Class R5
Net assets	$2,867,219
Shares outstanding	295,449
Net asset value per share	$9.70
Class V(b)
Net assets	$59,792,812
Shares outstanding	7,339,838
Net asset value per share	$8.15
Maximum offering price per share(a)	$8.65
Class W
Net assets	$202,257
Shares outstanding	23,562
Net asset value per share	$8.58
Class Y
Net assets	$5,185,646
Shares outstanding	529,147
Net asset value per share	$9.80
Class Z
Net assets	$52,780,321
Shares outstanding	5,588,441
Net asset value per share	$9.44

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.
(b)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended February 28, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,303,750
Dividends — affiliated issuers	20,377
Total income	2,324,127
Expenses:
Management services fees	1,129,624
Distribution and/or service fees
Class A	86,980
Class B	831
Class C	71,399
Class V(a)	74,456
Class W	263
Transfer agent fees
Class A	69,998
Class B	167
Class C	14,369
Class I	900
Class R4	2,395
Class R5	796
Class V(a)	59,923
Class W	212
Class Y	105
Class Z	56,044
Compensation of board members	12,005
Custodian fees	7,385
Printing and postage fees	24,451
Registration fees	63,437
Audit fees	15,497
Legal fees	3,398
Compensation of chief compliance officer	61
Other	(7,398)
Total expenses	1,687,298
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(43,055)
Fees waived by transfer agent
Class I	(900)
Class R5	(82)
Class Y	(105)
Total net expenses	1,643,156
Net investment income	680,971
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	23,466,615
Investments — affiliated issuers	10
Futures contracts	1,023,663
Net realized gain	24,490,288
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	511,191
Futures contracts	(119,560)
Net change in unrealized appreciation (depreciation)	391,631
Net realized and unrealized gain	24,881,919
Net increase in net assets resulting from operations	$25,562,890

(a)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2017	15

Statement of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment income	$680,971	$460,519
Net realized gain	24,490,288	101,643,329
Net change in unrealized appreciation (depreciation)	391,631	(94,554,179)
Net increase in net assets resulting from operations	25,562,890	7,549,669
Distributions to shareholders
Net investment income
Class A	(173,000)	(42,433)
Class I	(274,529)	(97,723)
Class R4	(9,829)	(6,447)
Class R5	(14,276)	(16,055)
Class V(a)	(144,072)	(22,349)
Class W	(503)	(98)
Class Y	(36,572)	(8,228)
Class Z	(261,063)	(197,294)
Net realized gains
Class A	(25,795,429)	(41,007,362)
Class B	(81,231)	(117,350)
Class C	(6,630,145)	(8,161,786)
Class I	(15,779,743)	(17,649,677)
Class R4	(743,122)	(1,795,378)
Class R5	(886,918)	(3,070,456)
Class V(a)	(21,482,049)	(21,646,956)
Class W	(75,007)	(95,357)
Class Y	(2,102,102)	(1,486,132)
Class Z	(19,737,710)	(54,942,603)
Total distributions to shareholders	(94,227,300)	(150,363,684)
Increase (decrease) in net assets from capital stock activity	45,009,212	(127,856,394)
Total decrease in net assets	(23,655,198)	(270,670,409)
Net assets at beginning of period	272,406,910	543,077,319
Net assets at end of period	$248,751,712	$272,406,910
Undistributed (excess of distributions over) net investment income	$(198,252)	$34,621

(a)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)		August 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	1,155,166	11,411,000	1,934,628	25,392,156
Distributions reinvested	2,570,210	21,641,165	2,803,173	32,656,967
Redemptions	(2,450,832)	(23,384,672)	(6,661,023)	(81,658,515)
Net increase (decrease)	1,274,544	9,667,493	(1,923,222)	(23,609,392)
Class B
Subscriptions	1,583	8,231	1,204	10,534
Distributions reinvested	13,901	72,284	12,117	106,020
Redemptions (a)	(11,916)	(71,508)	(14,753)	(128,703)
Net increase (decrease)	3,568	9,007	(1,432)	(12,149)
Class C
Subscriptions	257,830	1,437,898	326,960	2,898,107
Distributions reinvested	1,083,432	5,655,516	766,645	6,723,479
Redemptions	(671,469)	(4,468,698)	(946,397)	(8,788,360)
Net increase	669,793	2,624,716	147,208	833,226
Class I
Subscriptions	13,767	148,733	128,810	1,611,892
Distributions reinvested	1,707,843	16,053,727	1,415,208	17,746,703
Redemptions	(730,036)	(8,060,726)	(766,234)	(9,005,922)
Net increase	991,574	8,141,734	777,784	10,352,673
Class R4
Subscriptions	26,530	285,917	64,675	865,322
Distributions reinvested	79,677	752,951	123,477	1,554,576
Redemptions	(89,586)	(1,069,207)	(306,694)	(3,972,825)
Net increase (decrease)	16,621	(30,339)	(118,542)	(1,552,927)
Class R5
Subscriptions	141,705	1,416,558	103,468	1,514,306
Distributions reinvested	94,763	901,194	244,186	3,086,511
Redemptions	(164,842)	(1,686,355)	(856,763)	(11,712,420)
Net increase (decrease)	71,626	631,397	(509,109)	(7,111,603)
Class V(b)
Subscriptions	676,149	5,414,457	481,678	5,434,670
Distributions reinvested	1,935,736	15,466,654	1,347,343	15,171,084
Redemptions	(534,957)	(5,240,340)	(557,218)	(6,439,026)
Net increase	2,076,928	15,640,771	1,271,803	14,166,728
Class W
Distributions reinvested	8,903	74,960	8,133	94,747
Redemptions	(4,178)	(39,998)	(7,581)	(88,866)
Net increase	4,725	34,962	552	5,881
Class Y
Subscriptions	38,610	406,109	451,574	6,356,601
Distributions reinvested	222,723	2,138,140	117,428	1,493,679
Redemptions	(252,677)	(2,632,262)	(218,761)	(2,941,917)
Net increase (decrease)	8,656	(88,013)	350,241	4,908,363
Class Z
Subscriptions	1,522,839	16,723,480	1,531,872	19,340,619
Distributions reinvested	1,446,011	13,390,059	1,858,542	23,064,501
Redemptions	(2,053,185)	(21,736,055)	(12,422,033)	(168,242,314)
Net increase (decrease)	915,665	8,377,484	(9,031,619)	(125,837,194)
Total net increase (decrease)	6,033,700	45,009,212	(9,036,336)	(127,856,394)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets   (continued)
(a)	Includes conversions of Class B shares to Class A shares, if any.
(b)	Effective January 24, 2017, Class T shares were renamed Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Small Core Fund | Semiannual Report 2017

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Columbia Disciplined Small Core Fund | Semiannual Report 2017	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
02/28/2017 (c)	$11.81	0.02	1.07	1.09	(0.03)	(4.29)
08/31/2016	$16.72	0.00 (f)	0.65	0.65	(0.01)	(5.55)
08/31/2015	$19.57	(0.06)	(1.21)	(1.27)	(0.01)	(1.57)
08/31/2014	$18.57	(0.06)	2.73	2.67	(0.01)	(1.66)
08/31/2013	$15.05	(0.01)	4.08	4.07	(0.06)	(0.49)
08/31/2012 (i)	$12.98	(0.04)	2.68	2.64	—	(0.57)
09/30/2011	$13.33	(0.07)	(0.28)	(0.35)	—	—
Class B
02/28/2017 (c)	$8.82	(0.01)	0.77	0.76	—	(4.29)
08/31/2016	$13.91	(0.07)	0.53	0.46	—	(5.55)
08/31/2015	$16.66	(0.17)	(1.01)	(1.18)	—	(1.57)
08/31/2014	$16.13	(0.18)	2.37	2.19	—	(1.66)
08/31/2013	$13.19	(0.09)	3.52	3.43	—	(0.49)
08/31/2012 (i)	$11.50	(0.12)	2.38	2.26	—	(0.57)
09/30/2011	$11.90	(0.17)	(0.23)	(0.40)	—	—
Class C
02/28/2017 (c)	$8.84	(0.01)	0.77	0.76	—	(4.29)
08/31/2016	$13.93	(0.07)	0.53	0.46	—	(5.55)
08/31/2015	$16.68	(0.17)	(1.01)	(1.18)	—	(1.57)
08/31/2014	$16.15	(0.18)	2.37	2.19	—	(1.66)
08/31/2013	$13.20	(0.10)	3.54	3.44	—	(0.49)
08/31/2012 (i)	$11.52	(0.12)	2.37	2.25	—	(0.57)
09/30/2011	$11.92	(0.17)	(0.23)	(0.40)	—	—
Class I
02/28/2017 (c)	$12.75	0.05	1.15	1.20	(0.07)	(4.29)
08/31/2016	$17.58	0.06	0.69	0.75	(0.03)	(5.55)
08/31/2015	$20.43	0.02	(1.25)	(1.23)	(0.05)	(1.57)
08/31/2014	$19.28	0.03	2.85	2.88	(0.07)	(1.66)
08/31/2013	$15.61	0.09	4.21	4.30	(0.14)	(0.49)
08/31/2012 (i)	$13.38	0.03	2.77	2.80	—	(0.57)
09/30/2011	$13.69	(0.01)	(0.30)	(0.31)	—	—
Class R4
02/28/2017 (c)	$12.79	0.04	1.15	1.19	(0.05)	(4.29)
08/31/2016	$17.63	(0.03)	0.70	0.73	(0.02)	(5.55)
08/31/2015	$20.51	(0.02)	(1.26)	(1.28)	(0.03)	(1.57)
08/31/2014	$19.37	(0.02)	2.86	2.84	(0.04)	(1.66)
08/31/2013 (j)	$15.57	(0.05)	4.45	4.40	(0.11)	(0.49)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(4.32)	—	$8.58	9.89%	1.42% (d),(e)	1.37% (d),(e)	0.42% (d)	42%	$65,034
(5.56)	—	$11.81	4.32%	1.39%	1.38% (g)	0.01%	112%	$74,434
(1.58)	—	$16.72	(6.81%)	1.36%	1.36% (g)	(0.35%)	23%	$137,486
(1.67)	—	$19.57	14.73%	1.35% (h)	1.35% (g),(h)	(0.32%)	19%	$418,814
(0.55)	—	$18.57	27.93%	1.37% (h)	1.36% (g),(h)	(0.07%)	34%	$399,232
(0.57)	—	$15.05	20.46%	1.37% (d)	1.36% (d),(g)	(0.28%) (d)	26%	$228,303
—	0.00 (f)	$12.98	(2.63%)	1.32%	1.29% (g)	(0.48%)	33%	$162,502

(4.29)	—	$5.29	9.42%	2.16% (d),(e)	2.12% (d),(e)	(0.32%) (d)	42%	$131
(5.55)	—	$8.82	3.63%	2.14%	2.13% (g)	(0.74%)	112%	$187
(1.57)	—	$13.91	(7.54%)	2.11%	2.11% (g)	(1.09%)	23%	$315
(1.66)	—	$16.66	13.92%	2.10% (h)	2.10% (g),(h)	(1.05%)	19%	$589
(0.49)	—	$16.13	26.90%	2.11% (h)	2.11% (g),(h)	(0.61%)	34%	$878
(0.57)	—	$13.19	19.77%	2.20% (d)	2.11% (d),(g)	(1.00%) (d)	26%	$1,497
—	0.00 (f)	$11.50	(3.36%)	2.08%	2.04% (g)	(1.26%)	33%	$9,244

(4.29)	—	$5.31	9.40%	2.16% (d),(e)	2.12% (d),(e)	(0.32%) (d)	42%	$12,972
(5.55)	—	$8.84	3.62%	2.14%	2.13% (g)	(0.73%)	112%	$15,654
(1.57)	—	$13.93	(7.53%)	2.11%	2.11% (g)	(1.09%)	23%	$22,625
(1.66)	—	$16.68	13.90%	2.10% (h)	2.10% (g),(h)	(1.06%)	19%	$31,035
(0.49)	—	$16.15	26.95%	2.11% (h)	2.11% (g),(h)	(0.71%)	34%	$29,769
(0.57)	—	$13.20	19.65%	2.12% (d)	2.11% (d),(g)	(1.03%) (d)	26%	$26,077
—	0.00 (f)	$11.52	(3.36%)	2.07%	2.04% (g)	(1.23%)	33%	$22,535

(4.36)	—	$9.59	10.11%	0.97% (d),(e)	0.97% (d),(e)	0.82% (d)	42%	$47,420
(5.58)	—	$12.75	4.80%	0.94%	0.94%	0.47%	112%	$50,390
(1.62)	—	$17.58	(6.35%)	0.89%	0.89%	0.13%	23%	$55,804
(1.73)	—	$20.43	15.31%	0.87% (h)	0.87% (h)	0.17%	19%	$62,663
(0.63)	—	$19.28	28.49%	0.88% (h)	0.88% (h)	0.52%	34%	$59,098
(0.57)	—	$15.61	21.06%	0.91% (d)	0.91% (d)	0.19% (d)	26%	$55,276
—	0.00 (f)	$13.38	(2.26%)	0.88%	0.88% (g)	(0.04%)	33%	$3,765

(4.34)	—	$9.64	10.01%	1.16% (d),(e)	1.12% (d),(e)	0.68% (d)	42%	$2,366
(5.57)	—	$12.79	4.64%	1.14%	1.13% (g)	0.26%	112%	$2,926
(1.60)	—	$17.63	(6.56%)	1.11%	1.11% (g)	(0.09%)	23%	$6,123
(1.70)	—	$20.51	15.02%	1.10% (h)	1.10% (g),(h)	(0.09%)	19%	$7,124
(0.60)	—	$19.37	29.18%	1.12% (d),(h)	1.12% (d),(g),(h)	(0.31%) (d)	34%	$903
Columbia Disciplined Small Core Fund | Semiannual Report 2017	21

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R5
02/28/2017 (c)	$12.85	0.04	1.17	1.21	(0.07)	(4.29)
08/31/2016	$17.68	0.05	0.70	0.75	(0.03)	(5.55)
08/31/2015	$20.55	0.02	(1.28)	(1.26)	(0.04)	(1.57)
08/31/2014	$19.38	0.02	2.87	2.89	(0.06)	(1.66)
08/31/2013 (k)	$15.57	(0.05)	4.47	4.42	(0.12)	(0.49)
Class V(l)
02/28/2017 (c)	$11.41	0.02	1.04	1.06	(0.03)	(4.29)
08/31/2016	$16.33	0.00 (f)	0.64	0.64	(0.01)	(5.55)
08/31/2015	$19.16	(0.06)	(1.19)	(1.25)	(0.01)	(1.57)
08/31/2014	$18.21	(0.07)	2.68	2.61	(0.00) (f)	(1.66)
08/31/2013	$14.77	(0.00) (f)	3.99	3.99	(0.06)	(0.49)
08/31/2012 (i)	$12.75	(0.04)	2.63	2.59	—	(0.57)
09/30/2011	$13.10	(0.08)	(0.27)	(0.35)	—	—
Class W
02/28/2017 (c)	$11.81	0.02	1.07	1.09	(0.03)	(4.29)
08/31/2016	$16.72	0.00 (f)	0.65	0.65	(0.01)	(5.55)
08/31/2015	$19.57	(0.09)	(1.18)	(1.27)	(0.01)	(1.57)
08/31/2014	$18.57	(0.06)	2.73	2.67	(0.01)	(1.66)
08/31/2013	$15.05	0.01	4.06	4.07	(0.06)	(0.49)
08/31/2012 (i)	$12.98	(0.04)	2.68	2.64	—	(0.57)
09/30/2011	$13.32	(0.07)	(0.27)	(0.34)	—	—
Class Y
02/28/2017 (c)	$12.94	0.05	1.17	1.22	(0.07)	(4.29)
08/31/2016	$17.76	0.06	0.70	0.76	(0.03)	(5.55)
08/31/2015	$20.63	0.03	(1.29)	(1.26)	(0.04)	(1.57)
08/31/2014	$19.45	0.03	2.88	2.91	(0.07)	(1.66)
08/31/2013 (m)	$15.63	0.02	4.42	4.44	(0.13)	(0.49)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(4.36)	—	$9.70	10.06%	1.02% (d),(e)	1.02% (d),(e)	0.72% (d)	42%	$2,867
(5.58)	—	$12.85	4.76%	0.98%	0.98%	0.35%	112%	$2,876
(1.61)	—	$17.68	(6.43%)	0.93%	0.93%	0.10%	23%	$12,955
(1.72)	—	$20.55	15.30%	0.90% (h)	0.90% (h)	0.11%	19%	$27,726
(0.61)	—	$19.38	29.36%	0.94% (d),(h)	0.94% (d),(h)	(0.32%) (d)	34%	$16,704

(4.32)	—	$8.15	10.01%	1.42% (d),(e)	1.37% (d),(e)	0.40% (d)	42%	$59,793
(5.56)	—	$11.41	4.35%	1.39%	1.38% (g)	0.03%	112%	$60,071
(1.58)	—	$16.33	(6.87%)	1.38%	1.38% (g)	(0.36%)	23%	$65,184
(1.66)	—	$19.16	14.71%	1.40% (h)	1.40% (g),(h)	(0.36%)	19%	$78,860
(0.55)	—	$18.21	27.86%	1.41% (h)	1.41% (g),(h)	(0.01%)	34%	$76,011
(0.57)	—	$14.77	20.44%	1.42% (d)	1.41% (d),(g)	(0.33%) (d)	26%	$68,074
—	0.00 (f)	$12.75	(2.67%)	1.38%	1.35% (g)	(0.56%)	33%	$63,595

(4.32)	—	$8.58	9.89%	1.42% (d),(e)	1.37% (d),(e)	0.42% (d)	42%	$202
(5.56)	—	$11.81	4.32%	1.39%	1.38% (g)	0.02%	112%	$223
(1.58)	—	$16.72	(6.80%)	1.30%	1.30% (g)	(0.44%)	23%	$306
(1.67)	—	$19.57	14.73%	1.35% (h)	1.35% (g),(h)	(0.32%)	19%	$69,033
(0.55)	—	$18.57	27.93%	1.36% (h)	1.36% (g),(h)	0.05%	34%	$60,353
(0.57)	—	$15.05	20.46%	1.38% (d)	1.36% (d),(g)	(0.27%) (d)	26%	$60,112
—	0.00 (f)	$12.98	(2.55%)	1.32%	1.29% (g)	(0.47%)	33%	$41,634

(4.36)	—	$9.80	10.14%	0.97% (d),(e)	0.96% (d),(e)	0.84% (d)	42%	$5,186
(5.58)	—	$12.94	4.83%	0.94%	0.94%	0.49%	112%	$6,736
(1.61)	—	$17.76	(6.39%)	0.88%	0.88%	0.17%	23%	$3,024
(1.73)	—	$20.63	15.33%	0.87% (h)	0.87% (h)	0.16%	19%	$14,600
(0.62)	—	$19.45	29.37%	0.88% (d),(h)	0.88% (d),(h)	0.07% (d)	34%	$11,301
Columbia Disciplined Small Core Fund | Semiannual Report 2017	23

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
02/28/2017 (c)	$12.61	0.04	1.13	1.17	(0.05)	(4.29)
08/31/2016	$17.46	0.03	0.69	0.72	(0.02)	(5.55)
08/31/2015	$20.33	(0.02)	(1.25)	(1.27)	(0.03)	(1.57)
08/31/2014	$19.21	(0.01)	2.83	2.82	(0.04)	(1.66)
08/31/2013	$15.56	0.05	4.19	4.24	(0.10)	(0.49)
08/31/2012 (i)	$13.36	(0.00) (f)	2.77	2.77	—	(0.57)
09/30/2011	$13.69	(0.04)	(0.29)	(0.33)	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2017 (unaudited).
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class B	Class C	Class I	Class R4	Class R5	Class V	Class W	Class Y	Class Z
02/28/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	Rounds to zero.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Ratios include line of credit interest expense which is less than 0.01%.
(i)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(j)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(l)	Effective January 24, 2017, Class T shares were renamed Class V shares.
(m)	Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(4.34)	—	$9.44	9.98%	1.17% (d),(e)	1.12% (d),(e)	0.67% (d)	42%	$52,780
(5.57)	—	$12.61	4.64%	1.14%	1.13% (g)	0.22%	112%	$58,911
(1.60)	—	$17.46	(6.56%)	1.11%	1.11% (g)	(0.09%)	23%	$239,255
(1.70)	—	$20.33	15.04%	1.10% (h)	1.10% (g),(h)	(0.06%)	19%	$466,376
(0.59)	—	$19.21	28.17%	1.11% (h)	1.11% (g),(h)	0.30%	34%	$481,061
(0.57)	—	$15.56	20.86%	1.12% (d)	1.11% (d),(g)	(0.03%) (d)	26%	$442,000
—	0.00 (f)	$13.36	(2.41%)	1.07%	1.05% (g)	(0.26%)	33%	$369,903
Columbia Disciplined Small Core Fund | Semiannual Report 2017	25

Notes to Financial Statements
February 28, 2017 (Unaudited)
Note 1. Organization
Columbia Disciplined Small Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class V shares (formerly Class T shares) are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations. Effective January 24, 2017, Class T shares were renamed Class V shares.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
26	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to Other expenses on the Statement of Operations. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
Columbia Disciplined Small Core Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its
28	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	169,324*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Disciplined Small Core Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,023,663

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(119,560)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	9,812,535

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2017.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
30	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2017 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Disciplined Small Core Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. In addition, effective January 1, 2017 through December 31, 2017, Class I and Class Y shares are subject to a contractual transfer agency fee limitation of not more than 0.00% and Class R5 shares are subject to a contracutal transfer agency fee annual limitation of not more than 0.05% of the average annual daily net assets attributable to Class R5. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares and Class I and Class Y shares did not pay transfer agency fees.
For the six months ended February 28, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.20
Class B	0.20
Class C	0.20
Class I	—
Class R4	0.20
Class R5	0.050
Class V	0.20
Class W	0.20
Class Y	—
Class Z	0.20
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable
32	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2017, if any, are listed below:
Amount ($)
Class A	11,089
Class C	495
Class V	3,916
Columbia Disciplined Small Core Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	January 1, 2017 through December 31, 2017	Prior to January 1, 2017
Class A	1.380%	1.38%
Class B	2.130	2.13
Class C	2.130	2.13
Class I	1.005	0.98
Class R4	1.130	1.13
Class R5	1.055	1.03
Class V	1.380	1.38
Class W	1.380	1.38
Class Y	1.005	0.98
Class Z	1.130	1.13
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective January 1, 2017 through December 31, 2017, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Class I and Y and 0.05% for Class R5 of the average daily net assets attributable to Class R5, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
207,493,000	48,856,000	(7,148,000)	41,708,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
34	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $106,261,789 and $149,347,579, respectively, for the six months ended February 28, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2017.
Note 8. Significant risks
Shareholder concentration risk
At February 28, 2017, one unaffiliated shareholder of record owned 17.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 27.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates
Columbia Disciplined Small Core Fund | Semiannual Report 2017	35

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
36	Columbia Disciplined Small Core Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Disciplined Small Core Fund | Semiannual Report 2017	37

Columbia Disciplined Small Core Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR225_08_G01_(04/17)

SemiAnnual Report
February 28, 2017
Columbia Small Cap Growth Fund I
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Small Cap Growth Fund I   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Small Cap Growth Fund I   |  Semiannual Report 2017

Columbia Small Cap Growth Fund I  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Small Cap Growth Fund I (the Fund) seeks capital appreciation, by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than, the largest stock in the Standard & Poor’s (S&P) SmallCap 600® Index.
Portfolio management
Daniel Cole, CFA
Co-manager
Managed Fund since 2015
Wayne Collette, CFA
Co-manager
Managed Fund since 2006
Lawrence Lin, CFA
Co-manager
Managed Fund since 2007
Effective January 27, 2017, Rahul Narang no longer serves as a Portfolio Manager of the Fund.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/05	11.23	32.08	10.39	7.60
	Including sales charges		4.86	24.47	9.09	6.96
Class B	Excluding sales charges	11/01/05	10.86	31.16	9.57	6.79
	Including sales charges		5.86	26.16	9.42	6.79
Class C	Excluding sales charges	11/01/05	10.78	31.16	9.57	6.79
	Including sales charges		9.78	30.16	9.57	6.79
Class I *		09/27/10	11.51	32.63	10.89	8.01
Class K *		02/28/13	11.27	32.28	10.55	7.74
Class R *		09/27/10	11.10	31.80	10.12	7.34
Class R4 *		11/08/12	11.38	32.45	10.69	7.88
Class R5 *		02/28/13	11.46	32.57	10.86	7.96
Class Y *		07/15/09	11.47	32.62	10.87	8.01
Class Z		10/01/96	11.40	32.43	10.67	7.87
Russell 2000 Growth Index			9.39	30.91	12.29	8.03
Russell 2000 Index			12.61	36.11	12.89	7.22
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Small Cap Growth Fund I | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2017)
Veeva Systems Inc., Class A	2.3
Paycom Software, Inc.	2.2
Six Flags Entertainment Corp.	2.2
Fair Isaac Corp.	2.1
West Pharmaceutical Services, Inc.	2.1
Match Group, Inc.	1.8
Pra Health Sciences, Inc.	1.8
Euronet Worldwide, Inc.	1.8
DuPont Fabros Technology, Inc.	1.5
Cooper-Standard Holding, Inc.	1.5
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2017)
Common Stocks	97.1
Money Market Funds	2.9
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2017)
Consumer Discretionary	18.6
Consumer Staples	2.5
Energy	4.0
Financials	5.7
Health Care	25.0
Industrials	13.2
Information Technology	23.0
Materials	2.4
Real Estate	4.8
Telecommunication Services	0.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4	Columbia Small Cap Growth Fund I | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2016 - February 28, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,112.30	1,018.10	7.07	6.76	1.35
Class B	1,000.00	1,000.00	1,108.60	1,014.38	10.98	10.49	2.10
Class C	1,000.00	1,000.00	1,107.80	1,014.38	10.97	10.49	2.10
Class I	1,000.00	1,000.00	1,115.10	1,020.13	4.93	4.71	0.94
Class K	1,000.00	1,000.00	1,112.70	1,018.60	6.55	6.26	1.25
Class R	1,000.00	1,000.00	1,111.00	1,016.86	8.37	8.00	1.60
Class R4	1,000.00	1,000.00	1,113.80	1,019.34	5.77	5.51	1.10
Class R5	1,000.00	1,000.00	1,114.60	1,019.84	5.24	5.01	1.00
Class Y	1,000.00	1,000.00	1,114.70	1,020.13	4.93	4.71	0.94
Class Z	1,000.00	1,000.00	1,114.00	1,019.34	5.77	5.51	1.10
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Small Cap Growth Fund I | Semiannual Report 2017	5

Portfolio of Investments
February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.4%
Issuer	Shares	Value ($)
Consumer Discretionary 17.9%
Auto Components 1.4%
Cooper-Standard Holding, Inc.(a)	51,700	5,790,400
Hotels, Restaurants & Leisure 8.3%
Cheesecake Factory, Inc. (The)	25,900	1,581,195
Domino’s Pizza Enterprises Ltd.	78,900	3,368,099
Extended Stay America, Inc.	317,137	5,486,470
Hilton Grand Vacations, Inc.(a)	89,000	2,664,660
Papa John’s International, Inc.	57,796	4,561,260
Planet Fitness, Inc., Class A	124,741	2,683,179
Red Rock Resorts, Inc., Class A	128,913	2,832,219
Six Flags Entertainment Corp.	139,638	8,463,459
Wingstop, Inc.	84,409	2,219,957
Total		33,860,498
Internet & Catalog Retail 0.5%
Liberty Expedia Holdings, Inc., Class A(a)	47,200	2,042,816
Leisure Products 0.6%
Vista Outdoor, Inc.(a)	111,700	2,259,691
Media 2.6%
IMAX Corp.(a)	136,500	4,415,775
Lions Gate Entertainment Corp(a)	147,720	3,690,046
Nexstar Broadcasting Group, Inc., Class A	37,690	2,598,725
Total		10,704,546
Multiline Retail 0.9%
Ollie’s Bargain Outlet Holdings, Inc.(a)	114,900	3,602,115
Specialty Retail 3.6%
Five Below, Inc.(a)	94,400	3,639,120
Hibbett Sports, Inc.(a)	76,200	2,247,900
Monro Muffler Brake, Inc.	68,200	3,921,500
Party City Holdco, Inc.(a)	240,800	3,479,560
Pier 1 Imports, Inc.	234,600	1,578,858
Total		14,866,938
Total Consumer Discretionary		73,127,004
Consumer Staples 2.4%
Beverages 0.9%
Coca-Cola Bottling Co. Consolidated	21,000	3,613,470
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.7%
Sprouts Farmers Market, Inc.(a)	163,180	3,012,303
Food Products 0.8%
Hostess Brands, Inc.(a)	203,700	3,102,351
Total Consumer Staples		9,728,124
Energy 3.8%
Energy Equipment & Services 3.1%
Independence Contract Drilling, Inc.(a)	145,722	867,046
Keane Group, Inc.(a)	156,437	2,740,776
Matrix Service Co.(a)	162,000	2,624,400
Patterson-UTI Energy, Inc.	126,700	3,499,454
Pioneer Energy Services Corp.(a)	405,600	2,129,400
US Silica Holdings, Inc.	20,000	1,011,400
Total		12,872,476
Oil, Gas & Consumable Fuels 0.7%
WPX Energy, Inc.(a)	212,400	2,739,960
Total Energy		15,612,436
Financials 5.5%
Banks 1.1%
Ameris Bancorp	92,100	4,448,430
Capital Markets 2.5%
Evercore Partners, Inc., Class A	48,100	3,826,355
MarketAxess Holdings, Inc.	24,000	4,685,520
Pzena Investment Management, Inc., Class A	175,953	1,766,568
Total		10,278,443
Consumer Finance 0.6%
SLM Corp.(a)	205,600	2,465,144
Thrifts & Mortgage Finance 1.3%
BofI Holding, Inc.(a)	162,369	5,121,118
Total Financials		22,313,135
Health Care 24.1%
Biotechnology 8.4%
ACADIA Pharmaceuticals, Inc.(a)	36,286	1,382,859
Alder Biopharmaceuticals, Inc.(a)	51,835	1,184,430
Axovant Sciences Ltd.(a)	56,748	721,267
bluebird bio, Inc.(a)	22,422	1,965,288
Curis, Inc.(a)	398,018	919,422

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Growth Fund I | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Dynavax Technologies Corp.(a)	184,977	832,396
Exact Sciences Corp.	57,800	1,243,856
Halozyme Therapeutics, Inc.(a)	142,700	1,829,414
Insys Therapeutics, Inc.(a)	81,886	1,044,865
Intercept Pharmaceuticals, Inc.(a)	8,500	1,084,515
Jounce Therapeutics, Inc.(a)	78,303	1,586,419
Keryx Biopharmaceuticals, Inc.(a)	340,471	1,712,569
Kite Pharma, Inc.(a)	45,000	3,184,650
MacroGenics, Inc.(a)	44,700	944,958
OncoMed Pharmaceuticals, Inc.(a)	94,300	958,088
PTC Therapeutics, Inc.(a)	105,643	1,439,914
Puma Biotechnology, Inc.(a)	64,900	2,381,830
Ra Pharmaceuticals, Inc.(a)	65,644	1,374,585
Sage Therapeutics, Inc.(a)	17,900	1,206,460
Spark Therapeutics, Inc.(a)	35,061	2,236,191
TESARO, Inc.(a)	12,348	2,325,993
Ultragenyx Pharmaceutical, Inc.(a)	20,659	1,757,668
vTv Therapeutics, Inc., Class A(a)	151,623	914,287
Total		34,231,924
Health Care Equipment & Supplies 5.2%
Abaxis, Inc.	41,800	2,083,730
ABIOMED, Inc.(a)	44,561	5,256,861
ICU Medical, Inc.(a)	37,485	5,637,744
West Pharmaceutical Services, Inc.	98,000	8,082,060
Total		21,060,395
Health Care Providers & Services 2.3%
Air Methods Corp.(a)	54,900	2,077,965
Chemed Corp.	17,783	3,175,155
HealthEquity, Inc.(a)	93,100	4,068,470
Total		9,321,590
Health Care Technology 2.2%
Veeva Systems Inc., Class A	208,400	9,104,996
Life Sciences Tools & Services 2.8%
INC Research Holdings, Inc. Class A(a)	107,400	4,688,010
Pra Health Sciences, Inc.(a)	116,900	6,898,269
Total		11,586,279
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.2%
Aerie Pharmaceuticals, Inc.(a)	25,293	1,197,623
Akorn, Inc.(a)	162,100	3,373,301
Impax Laboratories, Inc.(a)	191,400	2,727,450
Medicines Co. (The)(a)	31,000	1,625,020
Pacira Pharmaceuticals, Inc.(a)	48,800	2,132,560
Supernus Pharmaceuticals, Inc.(a)	80,218	2,061,603
Total		13,117,557
Total Health Care		98,422,741
Industrials 12.8%
Aerospace & Defense 1.0%
Teledyne Technologies, Inc.(a)	32,322	4,247,434
Airlines 0.6%
Copa Holdings SA, Class A	21,400	2,278,886
Building Products 1.8%
Gibraltar Industries, Inc.(a)	52,828	2,189,720
Masonite International Corp.(a)	67,100	5,240,510
Total		7,430,230
Commercial Services & Supplies 3.1%
ARC Document Solutions, Inc.(a)	499,289	2,007,142
Casella Waste Systems, Inc., Class A(a)	323,600	3,779,648
Clean Harbors, Inc.(a)	55,700	3,228,372
Heritage-Crystal Clean, Inc.(a)	227,500	3,389,750
Total		12,404,912
Electrical Equipment 0.8%
Generac Holdings, Inc.(a)	79,776	3,114,455
Machinery 1.4%
Manitowoc Foodservice, Inc.(a)	127,100	2,422,526
Terex Corp.	102,700	3,208,348
Total		5,630,874
Marine 0.6%
Kirby Corp.(a)	36,400	2,518,880
Professional Services 0.5%
Wageworks, Inc.(a)	28,600	2,202,200
Road & Rail 1.2%
Swift Transportation Co.(a)	221,100	4,802,292

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2017	7

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.8%
H&E Equipment Services, Inc.	130,700	3,429,568
Herc Holdings Inc(a)	44,000	2,274,360
SiteOne Landscape Supply, Inc.(a)	41,500	1,627,215
Total		7,331,143
Total Industrials		51,961,306
Information Technology 22.2%
Communications Equipment 1.3%
Acacia Communications, Inc.(a)	32,700	1,698,765
Finisar Corp.(a)	102,700	3,438,396
Total		5,137,161
Electronic Equipment, Instruments & Components 0.7%
Cognex Corp.	35,200	2,703,712
Internet Software & Services 5.9%
j2 Global, Inc.	23,018	1,874,125
Match Group, Inc.(a)	427,135	6,902,502
Mimecast Ltd.(a)	128,693	2,532,678
Shopify, Inc., Class A(a)	73,200	4,334,172
SPS Commerce, Inc.(a)	56,818	3,143,740
Stamps.com, Inc.(a)	24,400	3,076,840
Wix.com Ltd.(a)	36,700	2,286,410
Total		24,150,467
IT Services 3.1%
Cardtronics PLC, Class A(a)	44,700	1,970,376
EPAM Systems, Inc.(a)	32,329	2,380,384
Euronet Worldwide, Inc.(a)	83,302	6,895,740
Square, Inc., Class A(a)	93,100	1,612,492
Total		12,858,992
Semiconductors & Semiconductor Equipment 1.8%
Advanced Micro Devices, Inc.(a)	292,700	4,232,442
Cirrus Logic, Inc.(a)	54,500	2,947,360
Total		7,179,802
Software 9.4%
BroadSoft, Inc.(a)	124,931	5,347,047
CyberArk Software Ltd.(a)	101,858	5,151,978
Ellie Mae, Inc.(a)	42,951	4,104,397
Fair Isaac Corp.	63,500	8,259,445
Globant SA(a)	81,400	2,954,820
Common Stocks (continued)
Issuer	Shares	Value ($)
Paycom Software, Inc.(a)	157,613	8,484,308
Synchronoss Technologies, Inc.(a)	64,300	1,741,244
Take-Two Interactive Software, Inc.(a)	43,300	2,467,234
Total		38,510,473
Total Information Technology		90,540,607
Materials 2.3%
Chemicals 0.3%
Intrepid Potash, Inc.(a)	660,287	1,320,574
Construction Materials 1.2%
Summit Materials, Inc., Class A(a)	209,482	5,004,525
Metals & Mining 0.8%
Detour Gold Corp.(a)	130,600	1,628,321
Pan American Silver Corp.	83,400	1,497,030
Total		3,125,351
Total Materials		9,450,450
Real Estate 4.6%
Equity Real Estate Investment Trusts (REITS) 4.6%
Coresite Realty Corp.	44,600	4,017,122
DuPont Fabros Technology, Inc.	113,300	5,833,817
National Storage Affiliates Trust	157,200	3,807,384
STORE Capital Corp.	203,804	5,076,758
Total		18,735,081
Total Real Estate		18,735,081
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.8%
Cogent Communications Holdings, Inc.	77,222	3,200,852
Total Telecommunication Services		3,200,852
Total Common Stocks (Cost $347,209,869)		393,091,736

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(b),(c)	11,678,593	11,678,593
Total Money Market Funds (Cost $11,678,593)		11,678,593
Total Investments (Cost: $358,888,462)		404,770,329
Other Assets & Liabilities, Net		2,937,357
Net Assets		407,707,686

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Growth Fund I | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	15,636,168	121,806,358	(125,763,933)	11,678,593	(386)	25,542	11,678,593
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2017	9

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	69,758,905	3,368,099	—	—	73,127,004
Consumer Staples	9,728,124	—	—	—	9,728,124
Energy	15,612,436	—	—	—	15,612,436
Financials	22,313,135	—	—	—	22,313,135
Health Care	98,422,741	—	—	—	98,422,741
Industrials	51,961,306	—	—	—	51,961,306
Information Technology	90,540,607	—	—	—	90,540,607
Materials	9,450,450	—	—	—	9,450,450
Real Estate	18,735,081	—	—	—	18,735,081
Telecommunication Services	3,200,852	—	—	—	3,200,852
Total Common Stocks	389,723,637	3,368,099	—	—	393,091,736
Money Market Funds	—	—	—	11,678,593	11,678,593
Total Investments	389,723,637	3,368,099	—	11,678,593	404,770,329
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Growth Fund I | Semiannual Report 2017

Statement of Assets and Liabilities
February 28, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$347,209,869
Affiliated issuers, at cost	11,678,593
Total investments, at cost	358,888,462
Investments, at value
Unaffiliated issuers, at value	393,091,736
Affiliated issuers, at value	11,678,593
Total investments, at value	404,770,329
Receivable for:
Investments sold	6,110,915
Capital shares sold	153,579
Regulatory settlements (Note 6)	2,181,933
Dividends	255,694
Foreign tax reclaims	2,875
Expense reimbursement due from Investment Manager	580
Prepaid expenses	1,433
Trustees’ deferred compensation plan	89,935
Other assets	38,700
Total assets	413,605,973
Liabilities
Payable for:
Investments purchased	5,391,159
Capital shares purchased	285,555
Management services fees	9,866
Distribution and/or service fees	1,663
Transfer agent fees	47,012
Plan administration fees	9
Compensation of board members	35,154
Compensation of chief compliance officer	32
Other expenses	32,569
Trustees’ deferred compensation plan	89,935
Other liabilities	5,333
Total liabilities	5,898,287
Net assets applicable to outstanding capital stock	$407,707,686
Represented by
Paid in capital	337,180,908
Excess of distributions over net investment income	(1,064,231)
Accumulated net realized gain	25,709,192
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	45,881,867
Foreign currency translations	(50)
Total - representing net assets applicable to outstanding capital stock	$407,707,686
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2017	11

Statement of Assets and Liabilities  (continued)
February 28, 2017 (Unaudited)
Class A
Net assets	$180,768,660
Shares outstanding	10,221,858
Net asset value per share	$17.68
Maximum offering price per share(a)	$18.76
Class B
Net assets	$383,459
Shares outstanding	25,719
Net asset value per share	$14.91
Class C
Net assets	$13,548,454
Shares outstanding	908,536
Net asset value per share	$14.91
Class I
Net assets	$35,400,170
Shares outstanding	1,867,499
Net asset value per share	$18.96
Class K
Net assets	$44,338
Shares outstanding	2,401
Net asset value per share	$18.47
Class R
Net assets	$1,360,339
Shares outstanding	78,277
Net asset value per share	$17.38
Class R4
Net assets	$1,575,923
Shares outstanding	81,211
Net asset value per share	$19.41
Class R5
Net assets	$14,275,711
Shares outstanding	761,087
Net asset value per share	$18.76
Class Y
Net assets	$11,783,214
Shares outstanding	622,700
Net asset value per share	$18.92
Class Z
Net assets	$148,567,418
Shares outstanding	7,989,264
Net asset value per share	$18.60

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Growth Fund I | Semiannual Report 2017

Statement of Operations
Six Months Ended February 28, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,563,443
Dividends — affiliated issuers	25,542
Foreign taxes withheld	(2,984)
Total income	1,586,001
Expenses:
Management services fees	1,721,520
Distribution and/or service fees
Class A	216,796
Class B	2,404
Class C	65,140
Class R	3,403
Transfer agent fees
Class A	185,400
Class B	515
Class C	13,927
Class I	631
Class K	12
Class R	1,455
Class R4	1,431
Class R5	3,720
Class Y	201
Class Z	157,608
Plan administration fees
Class K	52
Compensation of board members	12,972
Custodian fees	5,724
Printing and postage fees	30,191
Registration fees	65,468
Audit fees	16,765
Legal fees	5,100
Compensation of chief compliance officer	90
Other	(34,681)
Total expenses	2,475,844
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(94,614)
Total net expenses	2,381,230
Net investment loss	(795,229)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	34,157,167
Investments — affiliated issuers	(386)
Foreign currency translations	(3,241)
Net realized gain	34,153,540
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	9,475,471
Foreign currency translations	(50)
Net change in unrealized appreciation (depreciation)	9,475,421
Net realized and unrealized gain	43,628,961
Net increase in net assets resulting from operations	$42,833,732
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2017	13

Statement of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment loss	$(795,229)	$(2,084,470)
Net realized gain	34,153,540	42,104,386
Net change in unrealized appreciation (depreciation)	9,475,421	(30,307,187)
Net increase in net assets resulting from operations	42,833,732	9,712,729
Distributions to shareholders
Net realized gains
Class A	(14,427,569)	(72,930,525)
Class B	(44,363)	(535,408)
Class C	(1,163,801)	(6,640,363)
Class I	(2,897,417)	(17,350,522)
Class K	(3,329)	(15,137)
Class R	(114,255)	(633,899)
Class R4	(102,953)	(24,586)
Class R5	(1,024,280)	(4,433,879)
Class Y	(878,940)	(1,637,722)
Class Z	(11,918,433)	(72,031,076)
Total distributions to shareholders	(32,575,340)	(176,233,117)
Increase (decrease) in net assets from capital stock activity	(7,248,553)	67,977,819
Total increase (decrease) in net assets	3,009,839	(98,542,569)
Net assets at beginning of period	404,697,847	503,240,416
Net assets at end of period	$407,707,686	$404,697,847
Excess of distributions over net investment income	$(1,064,231)	$(269,002)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Growth Fund I | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)		August 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	354,244	6,100,064	925,241	16,390,137
Distributions reinvested	729,371	12,326,375	3,749,664	61,831,964
Redemptions	(934,640)	(16,161,288)	(2,043,290)	(37,190,673)
Net increase	148,975	2,265,151	2,631,615	41,031,428
Class B
Subscriptions	346	5,073	994	14,049
Distributions reinvested	3,059	43,649	36,088	509,928
Redemptions (a)	(17,537)	(254,881)	(58,247)	(877,652)
Net decrease	(14,132)	(206,159)	(21,165)	(353,675)
Class C
Subscriptions	67,004	979,326	122,960	1,757,444
Distributions reinvested	69,775	995,689	388,145	5,484,490
Redemptions	(123,082)	(1,798,153)	(292,268)	(4,333,207)
Net increase	13,697	176,862	218,837	2,908,727
Class I
Subscriptions	15,363	292,424	878,398	12,836,923
Distributions reinvested	160,073	2,897,317	988,033	17,349,866
Redemptions	(364,491)	(6,840,245)	(1,535,272)	(26,500,342)
Net increase (decrease)	(189,055)	(3,650,504)	331,159	3,686,447
Class K
Distributions reinvested	183	3,222	840	14,414
Redemptions	—	—	(104)	(1,727)
Net increase	183	3,222	736	12,687
Class R
Subscriptions	6,514	110,685	17,461	294,244
Distributions reinvested	6,697	111,302	38,002	617,158
Redemptions	(14,709)	(249,273)	(38,889)	(648,742)
Net increase (decrease)	(1,498)	(27,286)	16,574	262,660
Class R4
Subscriptions	28,564	552,879	74,301	1,321,381
Distributions reinvested	5,550	102,842	1,328	23,840
Redemptions	(20,945)	(404,348)	(9,993)	(168,286)
Net increase	13,169	251,373	65,636	1,176,935
Class R5
Subscriptions	142,434	2,629,669	106,776	2,080,423
Distributions reinvested	57,184	1,024,165	254,923	4,433,117
Redemptions	(78,740)	(1,478,587)	(148,110)	(2,712,836)
Net increase	120,878	2,175,247	213,589	3,800,704
Class Y
Subscriptions	269,686	5,027,693	218,139	4,024,602
Distributions reinvested	48,634	878,821	93,379	1,636,936
Redemptions	(51,603)	(952,967)	(90,892)	(1,509,786)
Net increase	266,717	4,953,547	220,626	4,151,752
Class Z
Subscriptions	374,134	6,800,496	763,065	14,208,749
Distributions reinvested	645,571	11,465,341	3,817,872	65,896,476
Redemptions	(1,736,143)	(31,455,843)	(3,592,004)	(68,805,071)
Net increase (decrease)	(716,438)	(13,190,006)	988,933	11,300,154
Total net increase (decrease)	(357,504)	(7,248,553)	4,666,540	67,977,819

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains
Class A
2/28/2017 (c)	$17.29	(0.05)	1.92	1.87	(1.48)
8/31/2016	$27.22	(0.11) (f)	0.40	0.29	(10.22)
8/31/2015	$29.40	(0.27)	3.09	2.82	(5.11)
8/31/2014	$33.32	(0.28)	1.71	1.43	(5.35)
8/31/2013	$29.55	(0.23)	6.90	6.67	(2.90)
8/31/2012	$29.94	(0.15)	2.56	2.41	(2.80)
Class B
2/28/2017 (c)	$14.73	(0.09)	1.63	1.54	(1.36)
8/31/2016	$24.86	(0.23) (f)	0.32	0.09	(10.22)
8/31/2015	$27.47	(0.43)	2.83	2.40	(5.11)
8/31/2014	$31.44	(0.49)	1.62	1.13	(5.10)
8/31/2013	$28.19	(0.42)	6.52	6.10	(2.85)
8/31/2012	$28.82	(0.35)	2.45	2.10	(2.73)
Class C
2/28/2017 (c)	$14.74	(0.09)	1.62	1.53	(1.36)
8/31/2016	$24.87	(0.21) (f)	0.30	0.09	(10.22)
8/31/2015	$27.47	(0.44)	2.85	2.41	(5.11)
8/31/2014	$31.44	(0.49)	1.62	1.13	(5.10)
8/31/2013	$28.19	(0.41)	6.51	6.10	(2.85)
8/31/2012	$28.82	(0.35)	2.45	2.10	(2.73)
Class I
2/28/2017 (c)	$18.46	(0.01)	2.06	2.05	(1.55)
8/31/2016	$28.27	(0.04) (f)	0.45	0.41	(10.22)
8/31/2015	$30.21	(0.15)	3.19	3.04	(5.11)
8/31/2014	$34.10	(0.14)	1.73	1.59	(5.49)
8/31/2013	$30.09	(0.04)	6.99	6.95	(2.94)
8/31/2012	$30.45	(0.02)	2.59	2.57	(2.93)
Class K
2/28/2017 (c)	$18.01	(0.04)	2.00	1.96	(1.50)
8/31/2016	$27.89	(0.09) (f)	0.43	0.34	(10.22)
8/31/2015	$29.95	(0.23)	3.16	2.93	(5.11)
8/31/2014	$33.85	(0.24)	1.74	1.50	(5.40)
8/31/2013 (k)	$29.28	(0.11)	4.68	4.57	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Growth Fund I | Semiannual Report 2017

Total distributions to shareholders	Reimbursement from affiliate	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets(a)	Portfolio turnover	Net assets, end of period (000’s)

(1.48)	—	—	$17.68	11.23%	1.39% (d),(e)	1.34% (d),(e)	(0.53%) (d)	88%	$180,769
(10.22)	—	—	$17.29	2.88%	1.41% (g)	1.36% (g),(h)	(0.62%)	142%	$174,183
(5.11)	—	0.11	$27.22	11.87% (i)	1.36%	1.36% (h)	(0.98%)	117%	$202,566
(5.35)	—	—	$29.40	3.35%	1.30% (g)	1.30% (g),(h)	(0.88%)	148%	$216,670
(2.90)	—	—	$33.32	25.12%	1.31%	1.31% (h)	(0.74%)	104%	$254,055
(2.80)	—	—	$29.55	8.81%	1.33%	1.31% (h)	(0.53%)	113%	$61,032

(1.36)	—	—	$14.91	10.86%	2.14% (d),(e)	2.09% (d),(e)	(1.27%) (d)	88%	$383
(10.22)	—	—	$14.73	2.10%	2.16% (g)	2.12% (g),(h)	(1.46%)	142%	$587
(5.11)	—	0.10	$24.86	11.02% (i)	2.11%	2.11% (h)	(1.71%)	117%	$1,517
(5.10)	—	—	$27.47	2.57%	2.05% (g)	2.05% (g),(h)	(1.64%)	148%	$2,666
(2.85)	—	—	$31.44	24.20%	2.06%	2.06% (h)	(1.46%)	104%	$3,874
(2.73)	—	—	$28.19	7.99%	2.08%	2.06% (h)	(1.27%)	113%	$1,428

(1.36)	—	—	$14.91	10.78%	2.14% (d),(e)	2.09% (d),(e)	(1.28%) (d)	88%	$13,548
(10.22)	—	—	$14.74	2.12%	2.16% (g)	2.12% (g),(h)	(1.37%)	142%	$13,187
(5.11)	—	0.10	$24.87	11.07% (i)	2.11%	2.11% (h)	(1.72%)	117%	$16,810
(5.10)	—	—	$27.47	2.57%	2.05% (g)	2.05% (g),(h)	(1.63%)	148%	$18,762
(2.85)	—	—	$31.44	24.20%	2.06%	2.06% (h)	(1.42%)	104%	$22,685
(2.73)	—	—	$28.19	7.99%	2.07%	2.06% (h)	(1.27%)	113%	$11,287

(1.55)	—	—	$18.96	11.51%	0.93% (d),(e)	0.93% (d),(e)	(0.12%) (d)	88%	$35,400
(10.22)	—	—	$18.46	3.29%	0.94% (g)	0.94% (g)	(0.23%)	142%	$37,970
(5.11)	—	0.13	$28.27	12.42% (i)	0.91%	0.91%	(0.52%)	117%	$48,780
(5.49)	0.01	—	$30.21	3.82% (j)	0.86% (g)	0.86% (g)	(0.42%)	148%	$93,740
(2.94)	—	—	$34.10	25.69%	0.87%	0.87%	(0.12%)	104%	$77,983
(2.93)	—	—	$30.09	9.27%	0.88%	0.88%	(0.06%)	113%	$90,936

(1.50)	—	—	$18.47	11.27%	1.24% (d),(e)	1.24% (d),(e)	(0.43%) (d)	88%	$44
(10.22)	—	—	$18.01	3.02%	1.24% (g)	1.24% (g)	(0.48%)	142%	$40
(5.11)	—	0.12	$27.89	12.08% (i)	1.21%	1.21%	(0.83%)	117%	$41
(5.40)	—	—	$29.95	3.51%	1.16% (g)	1.16% (g)	(0.74%)	148%	$37
—	—	—	$33.85	15.61%	1.16% (d)	1.16% (d)	(0.68%) (d)	104%	$48
Columbia Small Cap Growth Fund I | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains
Class R
2/28/2017 (c)	$17.00	(0.07)	1.89	1.82	(1.44)
8/31/2016	$26.99	(0.16) (f)	0.39	0.23	(10.22)
8/31/2015	$29.25	(0.33)	3.07	2.74	(5.11)
8/31/2014	$33.18	(0.36)	1.70	1.34	(5.27)
8/31/2013	$29.47	(0.35)	6.93	6.58	(2.87)
8/31/2012	$29.88	(0.21)	2.53	2.32	(2.73)
Class R4
2/28/2017 (c)	$18.86	(0.03)	2.10	2.07	(1.52)
8/31/2016	$28.69	(0.03) (f)	0.42	0.39	(10.22)
8/31/2015	$30.64	(0.20)	3.24	3.04	(5.11)
8/31/2014	$34.52	(0.23)	1.78	1.55	(5.43)
8/31/2013 (l)	$29.37	(0.18)	8.25	8.07	(2.92)
Class R5
2/28/2017 (c)	$18.28	(0.02)	2.04	2.02	(1.54)
8/31/2016	$28.11	(0.04) (f)	0.43	0.39	(10.22)
8/31/2015	$30.09	(0.16)	3.17	3.01	(5.11)
8/31/2014	$33.90	(0.14)	1.80	1.66	(5.48)
8/31/2013 (m)	$29.28	(0.07)	4.69	4.62	—
Class Y
2/28/2017 (c)	$18.43	(0.01)	2.05	2.04	(1.55)
8/31/2016	$28.24	(0.03) (f)	0.44	0.41	(10.22)
8/31/2015	$30.19	(0.14)	3.18	3.04	(5.11)
8/31/2014	$34.09	(0.14)	1.73	1.59	(5.49)
8/31/2013	$30.08	(0.04)	6.99	6.95	(2.94)
8/31/2012	$30.44	(0.02)	2.59	2.57	(2.93)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Growth Fund I | Semiannual Report 2017

Total distributions to shareholders	Reimbursement from affiliate	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets(a)	Portfolio turnover	Net assets, end of period (000’s)

(1.44)	—	—	$17.38	11.10%	1.64% (d),(e)	1.59% (d),(e)	(0.78%) (d)	88%	$1,360
(10.22)	—	—	$17.00	2.61%	1.66% (g)	1.62% (g),(h)	(0.88%)	142%	$1,356
(5.11)	—	0.11	$26.99	11.63% (i)	1.61%	1.61% (h)	(1.22%)	117%	$1,706
(5.27)	—	—	$29.25	3.08%	1.55% (g)	1.55% (g),(h)	(1.13%)	148%	$2,500
(2.87)	—	—	$33.18	24.85%	1.56%	1.56% (h)	(1.11%)	104%	$3,650
(2.73)	—	—	$29.47	8.48%	1.57%	1.56% (h)	(0.74%)	113%	$54

(1.52)	—	—	$19.41	11.38%	1.14% (d),(e)	1.09% (d),(e)	(0.28%) (d)	88%	$1,576
(10.22)	—	—	$18.86	3.15%	1.16% (g)	1.10% (g),(h)	(0.16%)	142%	$1,283
(5.11)	—	0.12	$28.69	12.18% (i)	1.10%	1.10% (h)	(0.68%)	117%	$69
(5.43)	—	—	$30.64	3.59%	1.04% (g)	1.04% (g),(h)	(0.67%)	148%	$167
(2.92)	—	—	$34.52	30.11%	1.09% (d)	1.09% (d),(h)	(0.67%) (d)	104%	$818

(1.54)	—	—	$18.76	11.46%	0.99% (d),(e)	0.99% (d),(e)	(0.17%) (d)	88%	$14,276
(10.22)	—	—	$18.28	3.24%	0.99% (g)	0.99% (g)	(0.23%)	142%	$11,704
(5.11)	—	0.12	$28.11	12.33% (i)	0.96%	0.96%	(0.58%)	117%	$11,990
(5.48)	0.01	—	$30.09	4.07% (j)	0.91% (g)	0.91% (g)	(0.46%)	148%	$721
—	—	—	$33.90	15.78%	0.93% (d)	0.93% (d)	(0.41%) (d)	104%	$1,145

(1.55)	—	—	$18.92	11.47%	0.94% (d),(e)	0.93% (d),(e)	(0.14%) (d)	88%	$11,783
(10.22)	—	—	$18.43	3.30%	0.94% (g)	0.94% (g)	(0.14%)	142%	$6,562
(5.11)	—	0.12	$28.24	12.38% (i)	0.90%	0.90%	(0.50%)	117%	$3,823
(5.49)	—	—	$30.19	3.78%	0.86% (g)	0.86% (g)	(0.43%)	148%	$4,491
(2.94)	—	—	$34.09	25.70%	0.87%	0.87%	(0.14%)	104%	$14,817
(2.93)	—	—	$30.08	9.27%	0.88%	0.88%	(0.07%)	113%	$12,496
Columbia Small Cap Growth Fund I | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains
Class Z
2/28/2017 (c)	$18.13	(0.03)	2.02	1.99	(1.52)
8/31/2016	$27.98	(0.07) (f)	0.44	0.37	(10.22)
8/31/2015	$30.01	(0.20)	3.16	2.96	(5.11)
8/31/2014	$33.91	(0.21)	1.74	1.53	(5.43)
8/31/2013	$29.98	(0.10)	6.95	6.85	(2.92)
8/31/2012	$30.35	(0.08)	2.59	2.51	(2.88)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2017 (unaudited).
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class Y	Class Z
02/28/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year ended	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class Y	Class Z
08/31/2016	$ 0.04	$ 0.02	$ 0.03	$ 0.04	$ 0.04	$ 0.04	$ 0.07	$ 0.05	$ 0.05	$ 0.04

(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.39%.
(j)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02% for class I and 0.05% for class R5.
(k)	Class K shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
(l)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(m)	Class R5 shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Small Cap Growth Fund I | Semiannual Report 2017

Total distributions to shareholders	Reimbursement from affiliate	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets(a)	Portfolio turnover	Net assets, end of period (000’s)

(1.52)	—	—	$18.60	11.40%	1.14% (d),(e)	1.09% (d),(e)	(0.28%) (d)	88%	$148,567
(10.22)	—	—	$18.13	3.15%	1.15% (g)	1.12% (g),(h)	(0.38%)	142%	$157,826
(5.11)	—	0.12	$27.98	12.16% (i)	1.11%	1.11% (h)	(0.69%)	117%	$215,938
(5.43)	—	—	$30.01	3.61%	1.05% (g)	1.05% (g),(h)	(0.64%)	148%	$693,432
(2.92)	—	—	$33.91	25.42%	1.07%	1.06% (h)	(0.34%)	104%	$1,002,689
(2.88)	—	—	$29.98	9.06%	1.07%	1.06% (h)	(0.26%)	113%	$839,982
Columbia Small Cap Growth Fund I | Semiannual Report 2017	21

Notes to Financial Statements
February 28, 2017 (Unaudited)
Note 1. Organization
Columbia Small Cap Growth Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
22	Columbia Small Cap Growth Fund I | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to Other expenses on the Statement of Operations. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Small Cap Growth Fund I | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
24	Columbia Small Cap Growth Fund I | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2017 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Small Cap Growth Fund I | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class shares. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class shares. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class shares and Class I and Class Y shares did not pay transfer agency fees.
For the six months ended February 28, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.21
Class B	0.21
Class C	0.21
Class I	0.003
Class K	0.059
Class R	0.21
Class R4	0.21
Class R5	0.059
Class Y	0.004
Class Z	0.21
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At February 28, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $12,554. The liability remaining at February 28, 2017 for non-recurring charges associated with the lease amounted to $8,606 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2017, no minimum account balance fees were charged by the Fund.
26	Columbia Small Cap Growth Fund I | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2017, if any, are listed below:
Amount ($)
Class A	28,999
Class C	75
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	January 1, 2017 through December 31, 2017	Prior to January 1, 2017
Class A	1.350%	1.35%
Class B	2.100	2.10
Class C	2.100	2.10
Class I	0.965	0.94
Class K	1.265	1.24
Class R	1.600	1.60
Class R4	1.100	1.10
Class R5	1.015	0.99
Class Y	0.965	0.94
Class Z	1.100	1.10
Columbia Small Cap Growth Fund I | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
358,888,000	59,225,000	(13,343,000)	45,882,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $338,547,674 and $382,126,405, respectively, for the six months ended February 28, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Regulatory settlements
During the six months ended August 31, 2016, the Fund recorded a receivable of $2,181,933 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against a third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payments have been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
28	Columbia Small Cap Growth Fund I | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2017.
Note 9. Significant risks
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Shareholder concentration risk
At February 28, 2017, affiliated shareholders of record owned 19.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and Technology-related Investment Risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Columbia Small Cap Growth Fund I | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Small Cap Growth Fund I | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Small Cap Growth Fund I | Semiannual Report 2017	31

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Columbia Small Cap Growth Fund I
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR226_08_G01_(04/17)

SemiAnnual Report
February 28, 2017
Columbia Global Dividend Opportunity Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Global Dividend Opportunity Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Dividend Opportunity Fund   |  Semiannual Report 2017

Columbia Global Dividend Opportunity Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Dividend Opportunity Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Portfolio management
Jonathan Crown
Manager
Managed Fund since 2016
It is with great sadness that we announce the passing of Stephen Thornber, who served as a portfolio manager of the Fund until his passing in December 2016.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	4.50	15.47	5.45	3.48
	Including sales charges		-1.51	8.85	4.21	2.86
Class B	Excluding sales charges	11/01/02	4.06	14.63	4.65	2.70
	Including sales charges		-0.94	9.63	4.35	2.70
Class C	Excluding sales charges	10/13/03	4.06	14.61	4.65	2.71
	Including sales charges		3.06	13.61	4.65	2.71
Class I *		09/27/10	4.68	16.06	5.92	3.87
Class R *		09/27/10	4.31	15.14	5.18	3.21
Class R4 *		03/19/13	4.59	15.76	5.71	3.74
Class R5 *		01/08/14	4.71	16.00	5.83	3.80
Class W *		09/27/10	4.44	15.42	5.48	3.53
Class Y *		07/15/09	4.73	16.03	5.93	3.89
Class Z		11/09/00	4.61	15.77	5.71	3.74
MSCI ACWI High Dividend Yield Index (Net)			5.44	18.98	6.70	3.41
MSCI ACWI (Net)			7.53	22.07	8.25	4.08
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. Prior to March 27, 2017, Class W shares were sold without a sales charge and, therefore, the returns shown for Class W shares do not reflect any sales charge. Effective March 27, 2017, Class W shares are renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI High Dividend Yield Index (Net) includes large and mid-cap stocks across 23 developed market countries. The index is designed to reflect the performance of equities selected from the MSCI World Index with higher than average dividend yields that are both sustainable and persistent.
The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI High Dividend Yield Index (Net) and the MSCI ACWI (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2017)
Cisco Systems, Inc. (United States)	3.0
Pfizer, Inc. (United States)	2.5
CME Group, Inc. (United States)	2.4
Unilever NV-CVA (Netherlands)	2.3
Reynolds American, Inc. (United States)	2.3
Wells Fargo & Co. (United States)	2.2
Novartis AG, ADR (Switzerland)	2.2
General Motors Co. (United States)	2.0
Deutsche Telekom AG, Registered Shares (Germany)	2.0
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1.9
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2017)
Consumer Discretionary	13.9
Consumer Staples	12.5
Energy	8.8
Financials	17.9
Health Care	10.4
Industrials	5.8
Information Technology	11.2
Materials	9.9
Real Estate	2.7
Telecommunication Services	4.9
Utilities	2.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2017)
Australia	6.1
Brazil	2.1
Canada	3.0
Denmark	0.9
Finland	0.8
Germany	6.2
Hong Kong	2.6
Isle of Man	0.5
Japan	2.2
Mexico	1.9
Netherlands	4.0
South Africa	0.4
Spain	0.8
Switzerland	4.5
Taiwan	3.6
United Kingdom	14.9
United States	45.5
Total	100.0
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

4	Columbia Global Dividend Opportunity Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2016 — February 28, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,045.00	1,018.35	6.59	6.51	1.30
Class B	1,000.00	1,000.00	1,040.60	1,014.63	10.37	10.24	2.05
Class C	1,000.00	1,000.00	1,040.60	1,014.63	10.37	10.24	2.05
Class I	1,000.00	1,000.00	1,046.80	1,020.63	4.26	4.21	0.84
Class R	1,000.00	1,000.00	1,043.10	1,017.11	7.85	7.75	1.55
Class R4	1,000.00	1,000.00	1,045.90	1,019.59	5.33	5.26	1.05
Class R5	1,000.00	1,000.00	1,047.10	1,020.38	4.52	4.46	0.89
Class W	1,000.00	1,000.00	1,044.40	1,018.35	6.59	6.51	1.30
Class Y	1,000.00	1,000.00	1,047.30	1,020.63	4.26	4.21	0.84
Class Z	1,000.00	1,000.00	1,046.10	1,019.59	5.33	5.26	1.05
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	5

Portfolio of Investments
February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.2%
Issuer	Shares	Value ($)
Australia 6.1%
Amcor Ltd.	618,605	6,658,183
Challenger Ltd.	876,508	7,679,561
DuluxGroup Ltd.	1,262,392	5,935,790
Goodman Group	1,488,249	8,608,246
Sydney Airport	1,693,677	7,867,690
Total		36,749,470
Brazil 2.1%
Ambev SA	1,292,500	7,411,829
Kroton Educacional SA	1,170,900	5,145,035
Total		12,556,864
Canada 3.0%
Agrium, Inc.	68,804	6,646,466
Suncor Energy, Inc.	91,284	2,841,886
TransCanada Corp.	189,563	8,714,589
Total		18,202,941
Denmark 0.9%
Novo Nordisk A/S, Class B	146,479	5,202,130
Finland 0.8%
Sampo OYJ, Class A	99,928	4,553,196
Germany 6.2%
BASF SE	88,950	8,283,132
Daimler AG, Registered Shares	83,578	6,077,556
Deutsche Telekom AG, Registered Shares	677,642	11,708,844
Drillisch AG	71,948	3,262,288
ProSiebenSat.1 Media AG	190,153	7,625,814
Total		36,957,634
Hong Kong 2.6%
BOC Hong Kong Holdings Ltd.	2,174,000	8,588,204
HKT Trust & HKT Ltd.	5,336,000	7,117,987
Total		15,706,191
Isle of Man 0.5%
GVC Holdings PLC	362,954	3,130,082
Japan 2.2%
Bridgestone Corp.	239,000	9,537,390
Japan Hotel REIT Investment Corp.	5,412	3,882,825
Total		13,420,215
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 1.9%
Kimberly-Clark de Mexico SAB de CV	2,559,300	4,834,156
Wal-Mart de Mexico SAB de CV, Class V	3,237,700	6,300,877
Total		11,135,033
Netherlands 3.9%
LyondellBasell Industries NV, Class A	110,489	10,081,016
Unilever NV-CVA	287,290	13,578,793
Total		23,659,809
South Africa 0.4%
SPAR Group Ltd. (The)	197,204	2,683,508
Spain 0.8%
Ferrovial SA	240,733	4,566,355
Switzerland 4.5%
Givaudan SA	2,468	4,482,135
Novartis AG, ADR	162,207	12,679,721
UBS AG	622,409	9,586,964
Total		26,748,820
Taiwan 3.6%
Advanced Semiconductor Engineering, Inc.	3,734,000	4,658,695
Pegatron Corp.	2,179,000	5,737,634
Taiwan Semiconductor Manufacturing Co., Ltd.	1,856,000	11,370,851
Total		21,767,180
United Kingdom 14.8%
AstraZeneca PLC	159,650	9,199,845
BAE Systems PLC	1,245,073	9,733,180
British American Tobacco PLC	166,320	10,484,013
BT Group PLC	1,666,976	6,765,958
GlaxoSmithKline PLC	303,495	6,206,234
HSBC Holdings PLC, ADR	199,383	8,035,135
Legal & General Group PLC	2,551,550	7,861,405
Moneysupermarket.com Group PLC	531,539	2,174,570
National Grid PLC	337,920	4,098,737
Rio Tinto PLC	171,850	7,030,527
Royal Dutch Shell PLC, Class A	426,695	11,010,217
St. James’s Place PLC	498,139	6,521,123
Total		89,120,944

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Dividend Opportunity Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 40.9%
AbbVie, Inc.	103,578	6,405,264
AES Corp. (The)	659,805	7,600,954
Altria Group, Inc.	93,085	6,973,928
Ares Capital Corp.	397,442	7,054,596
BB&T Corp.	61,628	2,971,702
Cisco Systems, Inc.	510,439	17,446,805
CME Group, Inc.	116,395	14,137,337
Coach, Inc.	196,984	7,503,121
Crown Castle International Corp.	32,862	3,073,583
Cypress Semiconductor Corp.	544,762	7,228,992
Dow Chemical Co. (The)	141,896	8,834,445
General Electric Co.	253,160	7,546,700
General Motors Co.	321,273	11,835,697
L Brands, Inc.	165,002	8,682,405
Las Vegas Sands Corp.	125,977	6,670,482
Maxim Integrated Products, Inc.	184,988	8,194,968
Merck & Co., Inc.	94,239	6,207,523
Occidental Petroleum Corp.	151,934	9,959,274
Paychex, Inc.	150,813	9,262,934
Pfizer, Inc.	438,561	14,963,701
Philip Morris International, Inc.	73,983	8,090,041
Regal Entertainment Group, Class A	395,384	8,532,387
Reynolds American, Inc.	216,078	13,303,922
Six Flags Entertainment Corp.	119,155	7,221,985
Starwood Property Trust, Inc.	400,869	9,163,865
Valero Energy Corp.	131,634	8,944,530
Common Stocks (continued)
Issuer	Shares	Value ($)
Watsco, Inc.	30,608	4,538,248
Wells Fargo & Co.	226,975	13,137,313
Total		245,486,702
Total Common Stocks (Cost $523,767,880)		571,647,074

Limited Partnerships 2.7%

United States 2.7%
Blackstone Group LP (The)	203,902	6,023,265
Enterprise Products Partners LP	362,404	10,158,184
Total		16,181,449
Total Limited Partnerships (Cost $12,952,964)		16,181,449

Rights 0.0%

Taiwan 0.0%
Advanced Semiconductor Energy Rights(a)	119,030	15,621
Total Rights (Cost $—)		15,621

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(b),(c)	10,210,603	10,210,603
Total Money Market Funds (Cost $10,210,603)		10,210,603
Total Investments (Cost $546,931,447)		598,054,747
Other Assets and Liabilities, Net		2,263,281
Net Assets		$600,318,028

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	3,530,146	57,942,331	(51,261,874)	10,210,603	178	13,173	10,210,603
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	36,749,470	—	—	36,749,470
Brazil	12,556,864	—	—	—	12,556,864
Canada	18,202,941	—	—	—	18,202,941
Denmark	—	5,202,130	—	—	5,202,130
Finland	—	4,553,196	—	—	4,553,196
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Dividend Opportunity Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Germany	—	36,957,634	—	—	36,957,634
Hong Kong	—	15,706,191	—	—	15,706,191
Isle of Man	—	3,130,082	—	—	3,130,082
Japan	—	13,420,215	—	—	13,420,215
Mexico	11,135,033	—	—	—	11,135,033
Netherlands	10,081,016	13,578,793	—	—	23,659,809
South Africa	—	2,683,508	—	—	2,683,508
Spain	—	4,566,355	—	—	4,566,355
Switzerland	12,679,721	14,069,099	—	—	26,748,820
Taiwan	—	21,767,180	—	—	21,767,180
United Kingdom	8,035,135	81,085,809	—	—	89,120,944
United States	245,486,702	—	—	—	245,486,702
Total Common Stocks	318,177,412	253,469,662	—	—	571,647,074
Limited Partnerships
United States	16,181,449	—	—	—	16,181,449
Total Limited Partnerships	16,181,449	—	—	—	16,181,449
Rights
Taiwan	—	15,621	—	—	15,621
Total Rights	—	15,621	—	—	15,621
Money Market Funds	—	—	—	10,210,603	10,210,603
Total Investments	334,358,861	253,485,283	—	10,210,603	598,054,747
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
February 28, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$536,720,844
Affiliated issuers, at cost	10,210,603
Total investments, at cost	546,931,447
Investments, at value
Unaffiliated issuers, at value	587,844,144
Affiliated issuers, at value	10,210,603
Total investments, at value	598,054,747
Foreign currency (identified cost $29,560)	29,560
Receivable for:
Investments sold	4,228,734
Capital shares sold	130,998
Dividends	2,325,956
Foreign tax reclaims	669,705
Expense reimbursement due from Investment Manager	2,218
Prepaid expenses	2,322
Trustees’ deferred compensation plan	147,900
Other assets	26,027
Total assets	605,618,167
Liabilities
Payable for:
Investments purchased	4,629,956
Capital shares purchased	340,936
Management services fees	12,565
Distribution and/or service fees	1,010
Transfer agent fees	34,398
Compensation of board members	1,022
Compensation of chief compliance officer	52
Other expenses	75,222
Trustees’ deferred compensation plan	147,900
Other liabilities	57,078
Total liabilities	5,300,139
Net assets applicable to outstanding capital stock	$600,318,028
Represented by
Paid in capital	594,475,282
Undistributed net investment income	1,535,901
Accumulated net realized loss	(46,751,418)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	51,123,300
Foreign currency translations	(65,037)
Total - representing net assets applicable to outstanding capital stock	$600,318,028
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Dividend Opportunity Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
February 28, 2017 (Unaudited)
Class A
Net assets	$105,469,297
Shares outstanding	6,041,582
Net asset value per share	$17.46
Maximum offering price per share(a)	$18.53
Class B
Net assets	$236,783
Shares outstanding	14,473
Net asset value per share	$16.36
Class C
Net assets	$9,304,034
Shares outstanding	568,026
Net asset value per share	$16.38
Class I
Net assets	$63,282,153
Shares outstanding	3,620,787
Net asset value per share	$17.48
Class R
Net assets	$1,670,375
Shares outstanding	95,813
Net asset value per share	$17.43
Class R4
Net assets	$917,391
Shares outstanding	52,131
Net asset value per share	$17.60
Class R5
Net assets	$83,565
Shares outstanding	4,782
Net asset value per share(b)	$17.48
Class W
Net assets	$2,073
Shares outstanding	119
Net asset value per share(b)	$17.45
Class Y
Net assets	$992,013
Shares outstanding	56,663
Net asset value per share	$17.51
Class Z
Net assets	$418,360,344
Shares outstanding	23,883,715
Net asset value per share	$17.52

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	11

Statement of Operations
Six Months Ended February 28, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$10,965,614
Dividends — affiliated issuers	13,173
Foreign taxes withheld	(453,807)
Total income	10,524,980
Expenses:
Management services fees	2,241,447
Distribution and/or service fees
Class A	130,020
Class B	1,623
Class C	47,017
Class R	3,956
Class W	2
Transfer agent fees
Class A	193,677
Class B	604
Class C	17,502
Class I	1,081
Class R	2,948
Class R4	1,596
Class R5	39
Class W	4
Class Y	15
Class Z	762,520
Compensation of board members	14,934
Custodian fees	33,650
Printing and postage fees	61,661
Registration fees	60,743
Audit fees	30,775
Legal fees	7,623
Compensation of chief compliance officer	138
Other	(24,926)
Total expenses	3,588,649
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(414,767)
Total net expenses	3,173,882
Net investment income	7,351,098
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,962,145
Investments — affiliated issuers	178
Foreign currency translations	(174,335)
Net realized gain	12,787,988
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,989,315
Foreign currency translations	5,192
Net change in unrealized appreciation (depreciation)	5,994,507
Net realized and unrealized gain	18,782,495
Net increase in net assets resulting from operations	$26,133,593
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Dividend Opportunity Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment income	$7,351,098	$20,166,493
Net realized gain (loss)	12,787,988	(47,770,015)
Net change in unrealized appreciation (depreciation)	5,994,507	61,698,517
Net increase in net assets resulting from operations	26,133,593	34,094,995
Distributions to shareholders
Net investment income
Class A	(2,132,937)	(2,760,277)
Class B	(5,661)	(12,616)
Class C	(165,289)	(203,081)
Class I	(1,397,523)	(3,087,123)
Class R	(30,233)	(15,886)
Class R4	(18,475)	(22,308)
Class R5	(2,959)	(5,088)
Class W	(41)	(49)
Class Y	(18,665)	(27,920)
Class Z	(8,861,438)	(11,794,283)
Total distributions to shareholders	(12,633,221)	(17,928,631)
Decrease in net assets from capital stock activity	(24,663,383)	(121,113,055)
Total decrease in net assets	(11,163,011)	(104,946,691)
Net assets at beginning of period	611,481,039	716,427,730
Net assets at end of period	$600,318,028	$611,481,039
Undistributed net investment income	$1,535,901	$6,818,024
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)		August 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	258,365	4,413,411	359,723	5,838,796
Distributions reinvested	115,910	1,953,461	153,513	2,516,352
Redemptions	(722,656)	(12,143,657)	(1,266,643)	(20,848,210)
Net decrease	(348,381)	(5,776,785)	(753,407)	(12,493,062)
Class B
Subscriptions	115	1,804	1,197	18,578
Distributions reinvested	241	3,814	660	10,128
Redemptions (a)	(11,889)	(188,965)	(33,747)	(518,894)
Net decrease	(11,533)	(183,347)	(31,890)	(490,188)
Class C
Subscriptions	16,455	258,379	53,046	829,648
Distributions reinvested	9,101	143,989	11,479	177,024
Redemptions	(92,059)	(1,456,884)	(229,311)	(3,552,260)
Net decrease	(66,503)	(1,054,516)	(164,786)	(2,545,588)
Class I
Subscriptions	29,770	520,331	344,892	5,843,327
Distributions reinvested	82,839	1,397,476	188,823	3,087,064
Redemptions	(230,927)	(3,899,223)	(4,297,960)	(69,696,516)
Net decrease	(118,318)	(1,981,416)	(3,764,245)	(60,766,125)
Class R
Subscriptions	7,808	131,266	66,643	1,108,036
Distributions reinvested	1,797	30,233	969	15,886
Redemptions	(3,812)	(64,134)	(18,189)	(301,460)
Net increase	5,793	97,365	49,423	822,462
Class R4
Subscriptions	1,870	31,816	9,258	151,589
Distributions reinvested	1,085	18,431	1,347	22,253
Redemptions	(463)	(7,938)	(7,810)	(130,760)
Net increase	2,492	42,309	2,795	43,082
Class R5
Subscriptions	914	15,133	1,093	17,773
Fund reorganization	—	—	—	5,030
Distributions reinvested	172	2,914	307	—
Redemptions	(6,535)	(110,282)	(1,911)	(31,000)
Net decrease	(5,449)	(92,235)	(511)	(8,197)
Class Y
Subscriptions	15,176	266,471	9,073	147,843
Distributions reinvested	1,102	18,618	1,701	27,861
Redemptions	(5,829)	(98,980)	(33,741)	(542,217)
Net increase (decrease)	10,449	186,109	(22,967)	(366,513)
Class Z
Subscriptions	233,787	3,958,591	544,371	8,986,622
Distributions reinvested	509,898	8,619,635	698,717	11,483,331
Redemptions	(1,680,917)	(28,479,093)	(3,972,622)	(65,778,879)
Net decrease	(937,232)	(15,900,867)	(2,729,534)	(45,308,926)
Total net decrease	(1,468,682)	(24,663,383)	(7,415,122)	(121,113,055)

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Dividend Opportunity Fund | Semiannual Report 2017

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Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2017 (c)	$17.05	0.19	0.56	0.75	(0.34)	—
8/31/2016	$16.56	0.47	0.42	0.89	(0.40)	—
8/31/2015	$21.63	0.58	(2.93)	(2.35)	(0.70)	(2.02)
8/31/2014	$19.85	0.61	2.53	3.14	(0.54)	(0.82)
8/31/2013	$19.59	0.51	1.74	2.25	(0.68)	(1.31)
8/31/2012	$17.72	0.27	1.65	1.92	(0.05)	—
Class B
2/28/2017 (c)	$16.00	0.12	0.52	0.64	(0.28)	—
8/31/2016	$15.55	0.31	0.42	0.73	(0.28)	—
8/31/2015	$20.48	0.41	(2.77)	(2.36)	(0.55)	(2.02)
8/31/2014	$18.85	0.40	2.44	2.84	(0.39)	(0.82)
8/31/2013	$18.63	0.34	1.66	2.00	(0.47)	(1.31)
8/31/2012	$16.93	0.10	1.60	1.70	—	—
Class C
2/28/2017 (c)	$16.02	0.12	0.52	0.64	(0.28)	—
8/31/2016	$15.56	0.32	0.42	0.74	(0.28)	—
8/31/2015	$20.49	0.41	(2.77)	(2.36)	(0.55)	(2.02)
8/31/2014	$18.86	0.43	2.41	2.84	(0.39)	(0.82)
8/31/2013	$18.63	0.35	1.66	2.01	(0.47)	(1.31)
8/31/2012	$16.93	0.12	1.58	1.70	—	—
Class I
2/28/2017 (c)	$17.08	0.23	0.55	0.78	(0.38)	—
8/31/2016	$16.58	0.53	0.45	0.98	(0.48)	—
8/31/2015	$21.66	0.67	(2.94)	(2.27)	(0.79)	(2.02)
8/31/2014	$19.87	0.72	2.53	3.25	(0.64)	(0.82)
8/31/2013	$19.64	0.58	1.76	2.34	(0.80)	(1.31)
8/31/2012	$17.80	0.35	1.64	1.99	(0.15)	—
Class R
2/28/2017 (c)	$17.03	0.17	0.55	0.72	(0.32)	—
8/31/2016	$16.53	0.42	0.44	0.86	(0.36)	—
8/31/2015	$21.61	0.53	(2.94)	(2.41)	(0.65)	(2.02)
8/31/2014	$19.83	0.57	2.52	3.09	(0.49)	(0.82)
8/31/2013	$19.54	0.46	1.75	2.21	(0.61)	(1.31)
8/31/2012	$17.67	0.23	1.64	1.87	(0.00) (g)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Dividend Opportunity Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.34)	—	$17.46	4.50%	1.45% (d),(e)	1.29% (d),(e)	2.28% (d)	21%	$105,469
(0.40)	—	$17.05	5.51%	1.45%	1.30% (f)	2.85%	115%	$108,978
(2.72)	—	$16.56	(11.49%)	1.38%	1.31% (f)	3.05%	63%	$118,275
(1.36)	—	$21.63	16.40%	1.27%	1.25% (f)	2.92%	75%	$152,674
(1.99)	—	$19.85	12.48%	1.34%	1.26% (f)	2.59%	60%	$140,796
(0.05)	0.00 (g)	$19.59	10.88%	1.28%	1.21% (f)	1.49%	97%	$133,541

(0.28)	—	$16.36	4.06%	2.20% (d),(e)	2.04% (d),(e)	1.47% (d)	21%	$237
(0.28)	—	$16.00	4.76%	2.20%	2.05% (f)	1.99%	115%	$416
(2.57)	—	$15.55	(12.18%)	2.13%	2.06% (f)	2.28%	63%	$900
(1.21)	—	$20.48	15.56%	2.02%	2.00% (f)	2.03%	75%	$2,118
(1.78)	—	$18.85	11.61%	2.09%	2.01% (f)	1.83%	60%	$3,968
—	0.00 (g)	$18.63	10.04%	2.03%	1.95% (f)	0.59%	97%	$9,414

(0.28)	—	$16.38	4.06%	2.20% (d),(e)	2.04% (d),(e)	1.52% (d)	21%	$9,304
(0.28)	—	$16.02	4.82%	2.20%	2.05% (f)	2.07%	115%	$10,164
(2.57)	—	$15.56	(12.18%)	2.13%	2.06% (f)	2.30%	63%	$12,440
(1.21)	—	$20.49	15.55%	2.02%	2.00% (f)	2.17%	75%	$16,136
(1.78)	—	$18.86	11.66%	2.09%	2.01% (f)	1.84%	60%	$13,439
—	0.00 (g)	$18.63	10.04%	2.04%	1.95% (f)	0.72%	97%	$13,319

(0.38)	—	$17.48	4.68%	0.83% (d),(e)	0.83% (d),(e)	2.74% (d)	21%	$63,282
(0.48)	—	$17.08	6.08%	0.83%	0.83%	3.20%	115%	$63,845
(2.81)	—	$16.58	(11.08%)	0.82%	0.82%	3.55%	63%	$124,390
(1.46)	—	$21.66	16.95%	0.81%	0.81%	3.45%	75%	$168,474
(2.11)	—	$19.87	12.98%	0.84%	0.83%	2.94%	60%	$127,949
(0.15)	0.00 (g)	$19.64	11.27%	0.85%	0.83%	1.91%	97%	$3

(0.32)	—	$17.43	4.31%	1.70% (d),(e)	1.54% (d),(e)	2.03% (d)	21%	$1,670
(0.36)	—	$17.03	5.32%	1.70%	1.55% (f)	2.57%	115%	$1,533
(2.67)	—	$16.53	(11.78%)	1.62%	1.55% (f)	2.77%	63%	$671
(1.31)	—	$21.61	16.13%	1.52%	1.50% (f)	2.72%	75%	$1,280
(1.92)	—	$19.83	12.25%	1.59%	1.51% (f)	2.33%	60%	$1,297
(0.00) (g)	0.00 (g)	$19.54	10.61%	1.53%	1.46% (f)	1.24%	97%	$1,082
Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R4
2/28/2017 (c)	$17.19	0.21	0.56	0.77	(0.36)	—
8/31/2016	$16.69	0.52	0.43	0.95	(0.45)	—
8/31/2015	$21.78	0.67	(2.99)	(2.32)	(0.75)	(2.02)
8/31/2014	$19.97	0.76	2.46	3.22	(0.59)	(0.82)
8/31/2013 (h)	$19.69	0.25	0.33	0.58	(0.30)	—
Class R5
2/28/2017 (c)	$17.07	0.22	0.57	0.79	(0.38)	—
8/31/2016	$16.58	0.54	0.42	0.96	(0.47)	—
8/31/2015	$21.66	0.64	(2.92)	(2.28)	(0.78)	(2.02)
8/31/2014 (i)	$20.57	0.39	1.01	1.40	(0.31)	—
Class W
2/28/2017 (c)	$17.05	0.19	0.55	0.74	(0.34)	—
8/31/2016	$16.56	0.47	0.43	0.90	(0.41)	—
8/31/2015	$21.62	0.60	(2.93)	(2.33)	(0.71)	(2.02)
8/31/2014	$19.83	0.61	2.55	3.16	(0.55)	(0.82)
8/31/2013	$19.57	0.51	1.74	2.25	(0.68)	(1.31)
8/31/2012	$17.73	0.28	1.64	1.92	(0.08)	—
Class Y
2/28/2017 (c)	$17.10	0.24	0.55	0.79	(0.38)	—
8/31/2016	$16.60	0.53	0.45	0.98	(0.48)	—
8/31/2015	$21.68	0.70	(2.96)	(2.26)	(0.80)	(2.02)
8/31/2014	$19.89	0.72	2.54	3.26	(0.65)	(0.82)
8/31/2013	$19.65	0.59	1.74	2.33	(0.78)	(1.31)
8/31/2012	$17.79	0.31	1.68	1.99	(0.13)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Dividend Opportunity Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.36)	—	$17.60	4.59%	1.20% (d),(e)	1.04% (d),(e)	2.54% (d)	21%	$917
(0.45)	—	$17.19	5.80%	1.20%	1.05% (f)	3.12%	115%	$853
(2.77)	—	$16.69	(11.27%)	1.16%	1.04% (f)	3.68%	63%	$782
(1.41)	—	$21.78	16.74%	1.03%	0.99% (f)	3.56%	75%	$113
(0.30)	—	$19.97	3.02%	1.07% (d)	1.01% (d),(f)	2.78% (d)	60%	$29

(0.38)	—	$17.48	4.71%	0.88% (d),(e)	0.88% (d),(e)	2.63% (d)	21%	$84
(0.47)	—	$17.07	5.96%	0.88%	0.88%	3.26%	115%	$175
(2.80)	—	$16.58	(11.13%)	0.87%	0.87%	3.52%	63%	$178
(0.31)	—	$21.66	6.85%	0.88% (d)	0.88% (d)	2.98% (d)	75%	$33

(0.34)	—	$17.45	4.44%	1.45% (d),(e)	1.29% (d),(e)	2.29% (d)	21%	$2
(0.41)	—	$17.05	5.59%	1.45%	1.30% (f)	2.86%	115%	$2
(2.73)	—	$16.56	(11.41%)	1.38%	1.31% (f)	3.04%	63%	$2
(1.37)	—	$21.62	16.50%	1.28%	1.26% (f)	2.85%	75%	$3
(1.99)	—	$19.83	12.48%	1.33%	1.26% (f)	2.60%	60%	$3
(0.08)	0.00 (g)	$19.57	10.86%	1.33%	1.23% (f)	1.51%	97%	$3

(0.38)	—	$17.51	4.73%	0.84% (d),(e)	0.84% (d),(e)	2.80% (d)	21%	$992
(0.48)	—	$17.10	6.07%	0.83%	0.83%	3.23%	115%	$790
(2.82)	—	$16.60	(11.04%)	0.82%	0.82%	3.89%	63%	$1,149
(1.47)	—	$21.68	17.00%	0.81%	0.81%	3.33%	75%	$3
(2.09)	—	$19.89	12.93%	0.96%	0.88%	2.97%	60%	$3
(0.13)	0.00 (g)	$19.65	11.28%	0.82%	0.82%	1.70%	97%	$2
Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
2/28/2017 (c)	$17.11	0.21	0.56	0.77	(0.36)	—
8/31/2016	$16.61	0.51	0.43	0.94	(0.44)	—
8/31/2015	$21.69	0.63	(2.94)	(2.31)	(0.75)	(2.02)
8/31/2014	$19.90	0.67	2.53	3.20	(0.59)	(0.82)
8/31/2013	$19.66	0.56	1.75	2.31	(0.76)	(1.31)
8/31/2012	$17.78	0.31	1.67	1.98	(0.10)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2017 (unaudited).
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z	Fund Level
02/28/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	The benefits derived from expense reductions had an impact of:

Class	2/28/2017	8/31/2016	8/31/2015	8/31/2014	8/31/2013	8/31/2012
Class A	—%	0.01%	0.01%	0.02%	0.03%	0.07%
Class B	—%	0.01%	0.01%	0.01%	0.02%	0.08%
Class C	—%	0.01%	0.01%	0.02%	0.03%	0.09%
Class R	—%	0.01%	0.01%	0.02%	0.03%	0.07%
Class R4	—%	0.01%	0.02%	0.03%	0.05%	—%
Class W	—%	0.01%	0.01%	0.02%	0.03%	0.08%
Class Z	—%	0.01%	0.01%	0.02%	0.03%	0.08%

(g)	Rounds to zero.
(h)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(i)	Class R5 shares commenced operations on January 8, 2014. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Global Dividend Opportunity Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.36)	—	$17.52	4.61%	1.20% (d),(e)	1.04% (d),(e)	2.53% (d)	21%	$418,360
(0.44)	—	$17.11	5.82%	1.20%	1.05% (f)	3.10%	115%	$424,724
(2.77)	—	$16.61	(11.28%)	1.13%	1.06% (f)	3.30%	63%	$457,640
(1.41)	—	$21.69	16.70%	1.02%	1.00% (f)	3.16%	76%	$592,910
(2.07)	—	$19.90	12.76%	1.09%	1.01% (f)	2.84%	60%	$562,394
(0.10)	0.00 (g)	$19.66	11.20%	1.03%	0.95% (f)	1.72%	97%	$585,285
Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	21

Notes to Financial Statements
February 28, 2017 (Unaudited)
Note 1. Organization
Columbia Global Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Effective March 27, 2017, Class W shares are no longer offered for sale. Class W shares, when available, were not subject to sales charges and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Effective March 27, 2017, Class W shares were renamed and re-designated as Class T shares. Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
22	Columbia Global Dividend Opportunity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to Other expenses on the Statement of Operations. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
24	Columbia Global Dividend Opportunity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2017 was 0.76% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares and Class I and Class Y shares did not pay transfer agency fees.
For the six months ended February 28, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.37
Class B	0.37
Class C	0.37
Class I	0.004
Class R	0.37
Class R4	0.37
Class R5	0.057
Class W	0.37
Class Y	0.004
Class Z	0.37
26	Columbia Global Dividend Opportunity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2017, if any, are listed below:
Amount ($)
Class A	13,302
Class C	114
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	January 1, 2017 through December 31, 2017	Prior to January 1, 2017
Class A	1.300%	1.30
Class B	2.050	2.05
Class C	2.050	2.05
Class I	0.875	0.85
Class R	1.550	1.55
Class R4	1.050	1.05
Class R5	0.925	0.90
Class W	1.300	1.30
Class Y	0.875	0.85
Class Z	1.050	1.05
Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
546,931,000	72,908,000	(21,785,000)	51,123,000
The following capital loss carryforwards, determined at August 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
8,531,694	—	—	3,798,463	101,183	12,431,340
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund elected to treat the following late-year ordinary losses and post-October capital losses at August 31, 2016 as arising on September 1, 2016.
Late year ordinary losses ($)	Post-October capital losses ($)
—	45,670,005
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $125,505,395 and $159,089,114, respectively, for the six months ended February 28, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
28	Columbia Global Dividend Opportunity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2017.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At February 28, 2017, affiliated shareholders of record owned 12.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates
Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Global Dividend Opportunity Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Global Dividend Opportunity Fund | Semiannual Report 2017	31

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Columbia Global Dividend Opportunity Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR154_08_G01_(04/17)

SemiAnnual Report
February 28, 2017
Columbia Global Technology Growth Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Global Technology Growth Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Technology Growth Fund   |  Semiannual Report 2017

Columbia Global Technology Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Technology Growth Fund (the Fund) seeks capital appreciation, by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments.
Portfolio management
Rahul Narang
Manager
Managed Fund since 2012
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	14.90	37.09	19.01	10.20
	Including sales charges		8.31	29.23	17.61	9.55
Class B	Excluding sales charges	11/01/02	14.45	36.04	18.11	9.38
	Including sales charges		9.45	31.04	17.90	9.38
Class C	Excluding sales charges	10/13/03	14.47	36.10	18.14	9.37
	Including sales charges		13.47	35.10	18.14	9.37
Class I *		03/25/15	15.09	37.68	19.39	10.51
Class R4 *		11/08/12	15.03	37.43	19.32	10.48
Class R5 *		11/08/12	15.08	37.64	19.47	10.54
Class Y *		03/01/16	15.14	37.74	19.37	10.50
Class Z		11/09/00	15.03	37.46	19.32	10.47
BofAML 100 Technology Index			12.77	35.68	13.83	8.00
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bank of America Merrill Lynch (BofAML) 100 Technology Index is an unmanaged equally weighted index of 100 leading technology stocks.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Global Technology Growth Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2017)
Alphabet, Inc., Class A (United States)	5.0
Apple, Inc. (United States)	4.2
Amazon.com, Inc. (United States)	3.5
Microsoft Corp. (United States)	3.2
Broadcom Ltd. (Singapore)	3.0
Facebook, Inc., Class A (United States)	2.6
Visa, Inc., Class A (United States)	2.5
Lam Research Corp. (United States)	2.3
Applied Materials, Inc. (United States)	1.7
NXP Semiconductors NV (Netherlands)	1.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2017)
Consumer Discretionary	7.4
Industrials	0.5
Information Technology	91.0
Real Estate	1.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2017)
Cayman Islands	1.2
China	4.2
Guernsey	0.8
Israel	1.2
Netherlands	3.5
Singapore	3.5
South Africa	0.2
South Korea	0.5
Switzerland	1.3
Taiwan	1.2
United States(a)	82.4
Total	100.0

(a)	Includes investments in Money Market Funds.
Country Breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2017, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Global Technology Growth Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2016 — February 28, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,149.00	1,018.20	7.09	6.66	1.33
Class B	1,000.00	1,000.00	1,144.50	1,014.53	11.01	10.34	2.07
Class C	1,000.00	1,000.00	1,144.70	1,014.48	11.06	10.39	2.08
Class I	1,000.00	1,000.00	1,150.90	1,020.23	4.91	4.61	0.92
Class R4	1,000.00	1,000.00	1,150.30	1,019.49	5.70	5.36	1.07
Class R5	1,000.00	1,000.00	1,150.80	1,019.93	5.23	4.91	0.98
Class Y	1,000.00	1,000.00	1,151.40	1,020.18	4.96	4.66	0.93
Class Z	1,000.00	1,000.00	1,150.30	1,019.44	5.76	5.41	1.08
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Global Technology Growth Fund | Semiannual Report 2017	5

Portfolio of Investments
February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.5%
Issuer	Shares	Value ($)
Cayman Islands 1.2%
Ichor Holdings Ltd.(a)	260,000	4,885,400
Weibo Corp., ADR(a)	41,275	2,085,213
Total		6,970,613
China 4.2%
Alibaba Group Holding Ltd., ADR(a)	72,605	7,471,055
Baidu, Inc., ADR(a)	24,524	4,270,364
Ctrip.com International Ltd., ADR(a)	38,417	1,822,503
NetEase, Inc., ADR	17,807	5,432,203
Tencent Holdings Ltd.	223,000	5,917,743
Total		24,913,868
Guernsey 0.8%
Amdocs Ltd.	81,485	4,942,065
Israel 1.2%
Check Point Software Technologies Ltd.(a)	43,071	4,260,153
CyberArk Software Ltd.(a)	34,575	1,748,803
Orbotech Ltd.(a)	35,000	1,055,250
Total		7,064,206
Netherlands 3.5%
ASML Holding NV	40,304	4,904,594
Mobileye NV(a)	37,340	1,699,717
NXP Semiconductors NV(a)	91,805	9,438,472
STMicroelectronics NV, Registered Shares	300,000	4,578,000
Total		20,620,783
Singapore 3.5%
Broadcom Ltd.	83,052	17,518,158
Flex Ltd.(a)	203,957	3,363,251
Total		20,881,409
South Africa 0.2%
MiX Telematics Ltd., ADR	193,200	1,377,516
South Korea 0.5%
Samsung Electronics Co., Ltd.	1,700	2,889,037
Switzerland 1.3%
TE Connectivity Ltd.	62,473	4,652,364
VAT Group AG(a)	32,450	3,150,172
Total		7,802,536
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	232,154	7,305,887
United States 81.9%
Acacia Communications, Inc.(a)	18,275	949,386
Accenture PLC, Class A	51,531	6,312,548
Activision Blizzard, Inc.	186,277	8,406,681
Adobe Systems, Inc.(a)	56,204	6,651,181
Advanced Micro Devices, Inc.(a)	313,389	4,531,605
Akamai Technologies, Inc.(a)	58,417	3,656,904
Alphabet, Inc., Class A(a)	34,727	29,341,884
Amazon.com, Inc.(a)	24,780	20,940,091
Amphenol Corp., Class A	92,432	6,397,219
Analog Devices, Inc.	58,278	4,774,717
ANSYS, Inc.(a)	13,007	1,388,627
Apple, Inc.	181,074	24,805,327
Applied Materials, Inc.	284,874	10,318,136
Applied Optoelectronics, Inc.(a)	79,000	3,627,680
Autodesk, Inc.(a)	48,527	4,187,880
Automatic Data Processing, Inc.	41,739	4,283,256
Blackhawk Network Holdings, Inc.(a)	4,472	163,004
CA, Inc.	63,700	2,055,599
Cavium, Inc.(a)	26,935	1,764,512
CDK Global, Inc.	16,905	1,122,999
CDW Corp.	53,760	3,166,464
Cisco Systems, Inc.	239,040	8,170,387
Citrix Systems, Inc.(a)	33,868	2,673,879
Cognizant Technology Solutions Corp., Class A(a)	51,348	3,043,396
Comcast Corp., Class A	187,824	7,028,374
Computer Sciences Corp.	43,540	2,985,102
Corning, Inc.	183,352	5,062,349
eBay, Inc.(a)	103,526	3,509,531
Electronic Arts, Inc.(a)	62,124	5,373,726
Equinix, Inc.	8,241	3,099,193
Expedia, Inc.	20,965	2,495,674
Facebook, Inc., Class A(a)	115,462	15,649,719
Fidelity National Information Services, Inc.	61,327	5,045,372
Fiserv, Inc.(a)	45,872	5,293,629
FleetCor Technologies, Inc.(a)	25,019	4,253,230
Gartner, Inc.(a)	31,435	3,244,406

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Technology Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Payments, Inc.	7,094	565,321
Guidewire Software, Inc.(a)	31,731	1,733,782
Harris Corp.	50,785	5,581,272
HP, Inc.	331,930	5,765,624
Intel Corp.	181,859	6,583,296
International Business Machines Corp.	22,976	4,131,544
Intuit, Inc.	49,444	6,202,255
Juniper Networks, Inc.	100,025	2,800,700
KLA-Tencor Corp.	54,550	4,916,046
Lam Research Corp.	113,695	13,477,405
Lattice Semiconductor Corp.(a)	228,462	1,615,226
LogMeIn, Inc.	5,820	533,985
MasterCard, Inc., Class A	51,215	5,657,209
Maxim Integrated Products, Inc.	154,505	6,844,572
Microchip Technology, Inc.	109,116	7,913,092
Micron Technology, Inc.(a)	397,763	9,323,565
Microsemi Corp.(a)	48,800	2,528,816
Microsoft Corp.	299,375	19,154,013
Motorola Solutions, Inc.	63,280	4,997,222
NetApp, Inc.	59,754	2,499,510
Netflix, Inc.(a)	25,290	3,594,468
Nuance Communications, Inc.(a)	87,530	1,490,636
NVIDIA Corp.	73,248	7,433,207
ON Semiconductor Corp.(a)	165,377	2,502,154
Oracle Corp.	100,077	4,262,279
Palo Alto Networks, Inc.(a)	34,766	5,280,955
PayPal Holdings, Inc.(a)	110,848	4,655,616
Power Integrations, Inc.	30,750	1,943,400
Priceline Group, Inc. (The)(a)	4,456	7,682,723
PTC, Inc.(a)	17,552	945,877
QUALCOMM, Inc.	64,629	3,650,246
Red Hat, Inc.(a)	47,713	3,951,114
Common Stocks (continued)
Issuer	Shares	Value ($)
Sabre Corp.	121,266	2,656,938
Salesforce.com, Inc.(a)	111,921	9,104,773
SBA Communications Corp(a)	29,558	3,421,930
Science Applications International Corp.	24,407	2,122,677
Seagate Technology PLC	67,270	3,241,741
ServiceNow, Inc.(a)	52,325	4,548,089
Skyworks Solutions, Inc.	84,443	8,006,041
Splunk, Inc.(a)	77,171	4,763,766
SPS Commerce, Inc.(a)	21,697	1,200,495
Symantec Corp.	111,970	3,198,983
Synopsys, Inc.(a)	96,706	6,908,677
Texas Instruments, Inc.	104,813	8,030,772
Total System Services, Inc.	94,215	5,132,833
Vantiv, Inc., Class A(a)	87,226	5,702,836
VeriSign, Inc.(a)	42,002	3,463,905
Visa, Inc., Class A	166,903	14,677,450
VMware, Inc., Class A(a)	31,915	2,868,839
Western Digital Corp.	90,261	6,939,266
Workday, Inc., Class A(a)	7,100	588,803
Xilinx, Inc.	87,291	5,134,457
Total		487,704,068
Total Common Stocks (Cost $397,559,554)		592,471,988

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(b),(c)	3,405,430	3,405,430
Total Money Market Funds (Cost $3,405,430)		3,405,430
Total Investments (Cost $400,964,984)		595,877,418
Other Assets and Liabilities, Net		(673,744)
Net Assets		$595,203,674

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	6,995,170	55,685,999	(59,275,739)	3,405,430	118	19,093	3,405,430
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Technology Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Cayman Islands	6,970,613	—	—	—	6,970,613
China	18,996,125	5,917,743	—	—	24,913,868
Guernsey	4,942,065	—	—	—	4,942,065
Israel	7,064,206	—	—	—	7,064,206
Netherlands	20,620,783	—	—	—	20,620,783
Singapore	20,881,409	—	—	—	20,881,409
South Africa	1,377,516	—	—	—	1,377,516
South Korea	—	2,889,037	—	—	2,889,037
Switzerland	4,652,364	3,150,172	—	—	7,802,536
Taiwan	7,305,887	—	—	—	7,305,887
United States	487,704,068	—	—	—	487,704,068
Total Common Stocks	580,515,036	11,956,952	—	—	592,471,988
Money Market Funds	—	—	—	3,405,430	3,405,430
Total Investments	580,515,036	11,956,952	—	3,405,430	595,877,418
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
February 28, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$397,559,554
Affiliated issuers, at cost	3,405,430
Total investments, at cost	400,964,984
Investments, at value
Unaffiliated issuers, at value	592,471,988
Affiliated issuers, at value	3,405,430
Total investments, at value	595,877,418
Cash	2,750
Receivable for:
Investments sold	760,655
Capital shares sold	2,129,059
Dividends	574,628
Prepaid expenses	1,748
Trustees’ deferred compensation plan	42,809
Other assets	61,053
Total assets	599,450,120
Liabilities
Payable for:
Investments purchased	2,089,845
Capital shares purchased	1,982,793
Management services fees	14,152
Distribution and/or service fees	3,449
Transfer agent fees	83,729
Compensation of board members	783
Compensation of chief compliance officer	36
Other expenses	28,850
Trustees’ deferred compensation plan	42,809
Total liabilities	4,246,446
Net assets applicable to outstanding capital stock	$595,203,674
Represented by
Paid in capital	390,550,076
Excess of distributions over net investment income	(1,565,918)
Accumulated net realized gain	11,307,082
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	194,912,434
Total - representing net assets applicable to outstanding capital stock	$595,203,674
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Technology Growth Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
February 28, 2017 (Unaudited)
Class A
Net assets	$200,699,731
Shares outstanding	8,273,006
Net asset value per share	$24.26
Maximum offering price per share(a)	$25.74
Class B
Net assets	$140,770
Shares outstanding	6,424
Net asset value per share	$21.91
Class C
Net assets	$75,028,143
Shares outstanding	3,417,216
Net asset value per share	$21.96
Class I
Net assets	$34,960,608
Shares outstanding	1,322,513
Net asset value per share	$26.43
Class R4
Net assets	$7,741,306
Shares outstanding	304,016
Net asset value per share	$25.46
Class R5
Net assets	$25,481,473
Shares outstanding	994,976
Net asset value per share	$25.61
Class Y
Net assets	$1,452,589
Shares outstanding	56,589
Net asset value per share	$25.67
Class Z
Net assets	$249,699,054
Shares outstanding	9,928,552
Net asset value per share	$25.15

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2017	11

Statement of Operations
Six Months Ended February 28, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,657,230
Dividends — affiliated issuers	19,093
Foreign taxes withheld	(2,101)
Total income	2,674,222
Expenses:
Management services fees	2,380,595
Distribution and/or service fees
Class A	221,425
Class B	957
Class C	327,456
Transfer agent fees
Class A	140,079
Class B	153
Class C	51,772
Class I	613
Class R4	6,618
Class R5	5,882
Class Y	25
Class Z	191,978
Compensation of board members	14,117
Custodian fees	8,009
Printing and postage fees	30,519
Registration fees	62,605
Audit fees	16,035
Legal fees	6,876
Compensation of chief compliance officer	116
Other	9,787
Total expenses	3,475,617
Net investment loss	(801,395)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	17,044,244
Investments — affiliated issuers	118
Foreign currency translations	(26,568)
Net realized gain	17,017,794
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	61,941,834
Foreign currency translations	(175)
Net change in unrealized appreciation (depreciation)	61,941,659
Net realized and unrealized gain	78,959,453
Net increase in net assets resulting from operations	$78,158,058
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Technology Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016 (a)
Operations
Net investment loss	$(801,395)	$(593,007)
Net realized gain (loss)	17,017,794	(2,740,650)
Net change in unrealized appreciation (depreciation)	61,941,659	76,882,766
Net increase in net assets resulting from operations	78,158,058	73,549,109
Distributions to shareholders
Net realized gains
Class A	(643,026)	(2,872,767)
Class B	(563)	(16,243)
Class C	(265,622)	(988,151)
Class I	(113,336)	(1,050,912)
Class R4	(20,824)	(208,970)
Class R5	(74,428)	(246,859)
Class Y	(2,578)	—
Class Z	(848,800)	(3,498,455)
Total distributions to shareholders	(1,969,177)	(8,882,357)
Increase (decrease) in net assets from capital stock activity	(4,099,268)	70,263,003
Total increase in net assets	72,089,613	134,929,755
Net assets at beginning of period	523,114,061	388,184,306
Net assets at end of period	$595,203,674	$523,114,061
Excess of distributions over net investment income	$(1,565,918)	$(764,523)

(a)	Class Y shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)		August 31, 2016 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (b)	1,783,970	39,843,728	4,374,319	84,281,813
Distributions reinvested	27,330	602,082	141,756	2,725,965
Redemptions	(1,337,417)	(29,727,145)	(3,854,626)	(72,302,813)
Net increase	473,883	10,718,665	661,449	14,704,965
Class B
Subscriptions	343	7,260	1,102	20,075
Distributions reinvested	25	507	876	15,360
Redemptions (b)	(8,106)	(161,370)	(56,400)	(968,447)
Net decrease	(7,738)	(153,603)	(54,422)	(933,012)
Class C
Subscriptions	709,790	14,433,291	1,315,029	23,084,042
Distributions reinvested	9,956	198,819	38,728	680,449
Redemptions	(453,817)	(9,221,118)	(557,277)	(9,704,458)
Net increase	265,929	5,410,992	796,480	14,060,033
Class I
Subscriptions	10,072	264,513	2,141,999	42,521,533
Distributions reinvested	4,723	113,296	50,419	1,050,737
Redemptions	(286,809)	(6,948,589)	(2,221,606)	(47,579,454)
Net decrease	(272,014)	(6,570,780)	(29,188)	(4,007,184)
Class R4
Subscriptions	399,064	9,252,653	421,575	8,571,397
Distributions reinvested	901	20,824	10,386	208,970
Redemptions	(421,699)	(9,521,582)	(541,184)	(10,580,589)
Net decrease	(21,734)	(248,105)	(109,223)	(1,800,222)
Class R5
Subscriptions	328,946	7,747,820	601,554	12,306,139
Distributions reinvested	3,202	74,416	12,212	246,806
Redemptions	(165,397)	(3,889,869)	(302,939)	(5,861,084)
Net increase	166,751	3,932,367	310,827	6,691,861
Class Y
Subscriptions	26,388	632,955	33,561	723,994
Distributions reinvested	110	2,568	—	—
Redemptions	(92)	(2,364)	(3,378)	(72,930)
Net increase	26,406	633,159	30,183	651,064
Class Z
Subscriptions	2,338,989	54,005,209	5,624,845	112,031,032
Distributions reinvested	21,544	491,843	123,140	2,446,794
Redemptions	(3,086,966)	(72,319,015)	(3,838,360)	(73,582,328)
Net increase (decrease)	(726,433)	(17,821,963)	1,909,625	40,895,498
Total net increase (decrease)	(94,950)	(4,099,268)	3,515,731	70,263,003

(a)	Class Y shares are based on operations from March 1, 2016 (commencement of operations) through the stated period end.
(b)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Technology Growth Fund | Semiannual Report 2017

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Columbia Global Technology Growth Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2017 (c)	$21.19	(0.04)	3.19	3.15	—	(0.08)
8/31/2016	$18.36	(0.04)	3.22	3.18	—	(0.35)
8/31/2015	$18.18	(0.07)	1.10	1.03	(0.09)	(0.76)
8/31/2014	$13.47	(0.09)	4.80	4.71	—	—
8/31/2013	$10.87	(0.04)	2.64	2.60	—	—
8/31/2012	$10.25	(0.08)	0.70	0.62	—	—
Class B
2/28/2017 (c)	$19.22	(0.11)	2.88	2.77	—	(0.08)
8/31/2016	$16.81	(0.17)	2.93	2.76	—	(0.35)
8/31/2015	$16.79	(0.18)	1.00	0.82	(0.04)	(0.76)
8/31/2014	$12.53	(0.20)	4.46	4.26	—	—
8/31/2013	$10.19	(0.12)	2.46	2.34	—	—
8/31/2012	$9.68	(0.15)	0.66	0.51	—	—
Class C
2/28/2017 (c)	$19.26	(0.11)	2.89	2.78	—	(0.08)
8/31/2016	$16.84	(0.17)	2.94	2.77	—	(0.35)
8/31/2015	$16.82	(0.20)	1.02	0.82	(0.04)	(0.76)
8/31/2014	$12.55	(0.20)	4.47	4.27	—	—
8/31/2013	$10.21	(0.12)	2.46	2.34	—	—
8/31/2012	$9.70	(0.15)	0.66	0.51	—	—
Class I
2/28/2017 (c)	$23.04	0.00	3.47	3.47	—	(0.08)
8/31/2016	$19.85	0.05	3.49	3.54	—	(0.35)
8/31/2015 (f)	$19.98	(0.00) (g)	(0.13) (h)	(0.13)	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Technology Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.08)	$24.26	14.90%	1.33% (d)	1.33% (d)	(0.35%) (d)	23%	$200,700
(0.35)	$21.19	17.52%	1.36%	1.36% (e)	(0.21%)	55%	$165,271
(0.85)	$18.36	5.70%	1.40%	1.40% (e)	(0.37%)	60%	$131,079
—	$18.18	34.97%	1.42%	1.42% (e)	(0.55%)	68%	$83,656
—	$13.47	23.92%	1.49%	1.46% (e)	(0.36%)	135%	$53,711
—	$10.87	6.05%	1.39%	1.39% (e)	(0.80%)	220%	$50,574

(0.08)	$21.91	14.45%	2.07% (d)	2.07% (d)	(1.12%) (d)	23%	$141
(0.35)	$19.22	16.63%	2.11%	2.11% (e)	(0.95%)	55%	$272
(0.80)	$16.81	4.92%	2.14%	2.14% (e)	(1.08%)	60%	$1,153
—	$16.79	34.00%	2.16%	2.16% (e)	(1.35%)	68%	$2,043
—	$12.53	22.96%	2.24%	2.21% (e)	(1.10%)	135%	$3,147
—	$10.19	5.27%	2.15%	2.15% (e)	(1.56%)	220%	$3,788

(0.08)	$21.96	14.47%	2.08% (d)	2.08% (d)	(1.10%) (d)	23%	$75,028
(0.35)	$19.26	16.65%	2.12%	2.12% (e)	(0.97%)	55%	$60,684
(0.80)	$16.84	4.91%	2.15%	2.15% (e)	(1.13%)	60%	$39,660
—	$16.82	34.02%	2.17%	2.17% (e)	(1.31%)	68%	$21,775
—	$12.55	22.92%	2.23%	2.21% (e)	(1.11%)	135%	$16,791
—	$10.21	5.26%	2.17%	2.17% (e)	(1.57%)	220%	$15,821

(0.08)	$26.43	15.09%	0.92% (d)	0.92% (d)	0.04% (d)	23%	$34,961
(0.35)	$23.04	18.02%	0.93%	0.93%	0.24%	55%	$36,735
—	$19.85	(0.65%)	0.98% (d)	0.98% (d)	(0.02%) (d)	60%	$32,235
Columbia Global Technology Growth Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R4
2/28/2017 (c)	$22.21	(0.01)	3.34	3.33	—	(0.08)
8/31/2016	$19.19	0.01	3.36	3.37	—	(0.35)
8/31/2015	$18.92	(0.04)	1.17	1.13	(0.10)	(0.76)
8/31/2014	$13.99	(0.06)	4.99	4.93	—	—
8/31/2013 (i)	$10.73	(0.03)	3.29	3.26	—	—
Class R5
2/28/2017 (c)	$22.33	0.00	3.36	3.36	—	(0.08)
8/31/2016	$19.26	0.03	3.39	3.42	—	(0.35)
8/31/2015	$18.98	(0.01)	1.16	1.15	(0.11)	(0.76)
8/31/2014	$14.00	(0.01)	4.99	4.98	—	—
8/31/2013 (j)	$10.73	0.00 (g)	3.27	3.27	—	—
Class Y
2/28/2017 (c)	$22.37	0.01	3.37	3.38	—	(0.08)
8/31/2016 (k)	$19.26	0.04	3.07	3.11	—	—
Class Z
2/28/2017 (c)	$21.94	(0.01)	3.30	3.29	—	(0.08)
8/31/2016	$18.95	0.01	3.33	3.34	—	(0.35)
8/31/2015	$18.70	(0.02)	1.13	1.11	(0.10)	(0.76)
8/31/2014	$13.82	(0.05)	4.93	4.88	—	—
8/31/2013	$11.13	(0.01)	2.70	2.69	—	—
8/31/2012	$10.47	(0.07)	0.73	0.66	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Class I shares commenced operations on March 25, 2015. Per share data and total return reflect activity from that date.
(g)	Rounds to zero.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(i)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(j)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(k)	Class Y shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Technology Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.08)	$25.46	15.03%	1.07% (d)	1.07% (d)	(0.06%) (d)	23%	$7,741
(0.35)	$22.21	17.76%	1.11%	1.11% (e)	0.07%	55%	$7,235
(0.86)	$19.19	6.04%	1.15%	1.15% (e)	(0.23%)	60%	$8,345
—	$18.92	35.24%	1.16%	1.16% (e)	(0.37%)	68%	$836
—	$13.99	30.38%	1.22% (d)	1.22% (d),(e)	(0.28%) (d)	135%	$177

(0.08)	$25.61	15.08%	0.98% (d)	0.98% (d)	0.01% (d)	23%	$25,481
(0.35)	$22.33	17.95%	0.98%	0.98%	0.16%	55%	$18,492
(0.87)	$19.26	6.13%	1.00%	1.00%	(0.05%)	60%	$9,964
—	$18.98	35.57%	1.03%	1.03%	(0.09%)	68%	$3,168
—	$14.00	30.48%	1.08% (d)	1.08% (d)	(0.08%) (d)	135%	$203

(0.08)	$25.67	15.14%	0.93% (d)	0.93% (d)	0.06% (d)	23%	$1,453
—	$22.37	16.15%	0.94% (d)	0.94% (d)	0.33% (d)	55%	$675

(0.08)	$25.15	15.03%	1.08% (d)	1.08% (d)	(0.11%) (d)	23%	$249,699
(0.35)	$21.94	17.82%	1.11%	1.11% (e)	0.04%	55%	$233,750
(0.86)	$18.95	6.00%	1.15%	1.15% (e)	(0.11%)	60%	$165,748
—	$18.70	35.31%	1.17%	1.17% (e)	(0.30%)	68%	$111,506
—	$13.82	24.17%	1.24%	1.21% (e)	(0.12%)	135%	$77,279
—	$11.13	6.30%	1.19%	1.19% (e)	(0.62%)	220%	$71,456
Columbia Global Technology Growth Fund | Semiannual Report 2017	19

Notes to Financial Statements
February 28, 2017 (Unaudited)
Note 1. Organization
Columbia Global Technology Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which
20	Columbia Global Technology Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Global Technology Growth Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
22	Columbia Global Technology Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.87% to 0.77% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2017 was 0.86% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per
Columbia Global Technology Growth Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class I and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares and Class I and Class Y shares did not pay transfer agency fees.
For the six months ended February 28, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Class B	0.16
Class C	0.16
Class I	0.004
Class R4	0.16
Class R5	0.056
Class Y	0.006
Class Z	0.16
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
24	Columbia Global Technology Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2017, if any, are listed below:
Amount ($)
Class A	317,474
Class B	209
Class C	3,972
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	January 1, 2017 through December 31, 2017	Prior to January 1, 2017
Class A	1.450	1.50
Class B	2.200	2.25
Class C	2.200	2.25
Class I	1.105	1.11
Class R4	1.200	1.25
Class R5	1.155	1.16
Class Y	1.105	1.11
Class Z	1.200	1.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
400,965,000	196,576,000	(1,664,000)	194,912,000
Columbia Global Technology Growth Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund elected to treat the following late-year ordinary losses and post-October capital losses at August 31, 2016 as arising on September 1, 2016.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Global Technology Growth Fund	727,474	1,522,939
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $127,431,400 and $130,238,702, respectively, for the six months ended February 28, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2017.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the
26	Columbia Global Technology Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At February 28, 2017, two unaffiliated shareholders of record owned 31.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 22.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable
Columbia Global Technology Growth Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Global Technology Growth Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Global Technology Growth Fund | Semiannual Report 2017	29

Columbia Global Technology Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR234_08_G01_(04/17)

SemiAnnual Report
February 28, 2017
Columbia Balanced Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Balanced Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Balanced Fund   |  Semiannual Report 2017

Columbia Balanced Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Balanced Fund (the Fund) seeks high total return by investing in common stocks and debt securities.
Portfolio management
Guy Pope, CFA
Co-lead manager
Managed Fund since 1997
Leonard Aplet, CFA
Co-lead manager
Managed Fund since 1991
Brian Lavin, CFA
Co-manager
Managed Fund since 2010
Gregory Liechty
Co-manager
Managed Fund since 2011
Ronald Stahl, CFA
Co-manager
Managed Fund since 2005
Average annual total returns (%) (for the period ended February 28, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	4.05	13.68	9.59	7.56
	Including sales charges		-1.94	7.13	8.30	6.93
Class B	Excluding sales charges	11/01/02	3.67	12.83	8.77	6.75
	Including sales charges		-1.33	7.83	8.48	6.75
Class C	Excluding sales charges	10/13/03	3.64	12.82	8.78	6.75
	Including sales charges		2.64	11.82	8.78	6.75
Class K *		03/07/11	4.07	13.75	9.69	7.61
Class R *		09/27/10	3.91	13.39	9.33	7.29
Class R4 *		11/08/12	4.17	13.94	9.88	7.82
Class R5 *		03/07/11	4.23	14.05	9.99	7.89
Class Y *		11/08/12	4.24	14.10	10.02	7.89
Class Z		10/01/91	4.18	13.95	9.86	7.82
Blended Benchmark			5.03	15.10	9.31	6.58
S&P 500 Index			10.01	24.98	14.01	7.62
Bloomberg Barclays U.S. Aggregate Bond Index			-2.19	1.42	2.24	4.28
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark is a weighted custom composite consisting of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Balanced Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2017)
Apple, Inc.	2.9
JPMorgan Chase & Co.	2.1
Philip Morris International, Inc.	2.1
Berkshire Hathaway, Inc., Class B	2.0
Citigroup, Inc.	2.0
Alphabet, Inc., Class C	1.9
Facebook, Inc., Class A	1.9
Microsoft Corp.	1.8
Comcast Corp., Class A	1.8
U.S. Treasury 02/15/45 2.500%	1.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2017)
Asset-Backed Securities — Non-Agency	2.8
Commercial Mortgage-Backed Securities - Agency	2.0
Commercial Mortgage-Backed Securities - Non-Agency	1.8
Common Stocks	60.1
Corporate Bonds & Notes	12.6
Foreign Government Obligations	0.5
Inflation-Indexed Bonds	0.7
Money Market Funds	5.6
Municipal Bonds	0.1
Residential Mortgage-Backed Securities - Agency	8.9
Residential Mortgage-Backed Securities - Non-Agency	1.2
Senior Loans	0.0 (a)
U.S. Government & Agency Obligations	1.3
U.S. Treasury Obligations	2.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2017)
Consumer Discretionary	12.7
Consumer Staples	8.7
Energy	6.5
Financials	17.2
Health Care	15.5
Industrials	9.0
Information Technology	22.5
Materials	2.1
Real Estate	1.6
Telecommunication Services	2.9
Utilities	1.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Balanced Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2016 — February 28, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,040.50	1,019.93	4.96	4.91	0.98
Class B	1,000.00	1,000.00	1,036.70	1,016.22	8.74	8.65	1.73
Class C	1,000.00	1,000.00	1,036.40	1,016.22	8.74	8.65	1.73
Class K	1,000.00	1,000.00	1,040.70	1,020.33	4.55	4.51	0.90
Class R	1,000.00	1,000.00	1,039.10	1,018.70	6.22	6.16	1.23
Class R4	1,000.00	1,000.00	1,041.70	1,021.17	3.70	3.66	0.73
Class R5	1,000.00	1,000.00	1,042.30	1,021.52	3.34	3.31	0.66
Class Y	1,000.00	1,000.00	1,042.40	1,021.77	3.09	3.06	0.61
Class Z	1,000.00	1,000.00	1,041.80	1,021.17	3.70	3.66	0.73
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Balanced Fund | Semiannual Report 2017	5

Portfolio of Investments
February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	8,035,000	8,042,865
American Credit Acceptance Receivables Trust(a)
Series 2015-2 Class A
06/12/19	1.570%	76,641	76,641
Series 2015-3 Class A
09/12/19	1.950%	885,253	886,079
Series 2016-1A Class A
05/12/20	2.370%	570,763	571,564
Series 2016-3 Class A
11/12/20	1.700%	3,519,102	3,514,049
Series 2016-4 Class A
06/12/20	1.500%	8,721,178	8,711,894
ARI Fleet Lease Trust(a)
Series 2015-A Class A2
11/15/18	1.110%	672,500	671,238
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/22	2.720%	4,100,000	4,084,127
BMW Vehicle Lease Trust
Series 2016-2 Class A2
01/22/19	1.230%	2,600,000	2,598,108
California Republic Auto Receivables Trust
Series 2015-1 Class A3
04/15/19	1.330%	459,368	459,260
California Republic Auto Receivables Trust(a)
Series 2015-4 Class A2
09/17/18	1.600%	168,100	168,180
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/21	1.750%	658,096	657,815
CCG Receivables Trust(a)
Series 2015-1 Class A2
11/14/18	1.460%	3,831,261	3,823,373
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/28	2.110%	4,574,000	4,578,553
Series 2016-2A Class A1
06/15/28	1.880%	5,850,000	5,835,094
Conn’s Receivables Funding LLC(a)
Series 2016-A Class A
04/16/18	4.680%	397,028	397,811
Series 2016-B Class A
10/15/18	3.730%	3,714,200	3,725,956
Diamond Resorts Owner Trust(a)
Series 2013-2 Class A
05/20/26	2.270%	358,334	355,868
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(a)
Series 2015-3A Class A
03/15/19	1.660%	271,372	271,373
Series 2016-1A Class A
09/16/19	2.000%	1,136,425	1,137,845
Series 2016-4A Class A
11/15/19	1.440%	5,260,016	5,250,841
Exeter Automobile Receivables Trust(a)
Series 2015-1A Class A
06/17/19	1.600%	282,547	282,543
Series 2015-2A Class A
11/15/19	1.540%	792,105	792,008
Series 2015-3A Class A
03/16/20	2.000%	1,579,138	1,580,593
Series 2016-1A Class A
07/15/20	2.350%	1,752,387	1,752,706
Series 2016-3A Class A
11/16/20	1.840%	3,127,733	3,118,855
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/28	2.620%	15,400,000	15,396,714
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/21	1.950%	7,800,000	7,793,259
GM Financial Automobile Leasing Trust
Series 2016-3 Class A3
12/20/19	1.610%	2,500,000	2,492,396
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/22	2.220%	5,120,000	5,114,047
Hertz Fleet Lease Funding LP(a),(b)
Series 2014-1 Class A
04/10/28	1.172%	537,036	537,091
Hertz Vehicle Financing LLC(a)
Series 2016-3A Class A
07/25/20	2.270%	5,175,000	5,136,335
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/26	2.280%	717,400	712,406
Series 2014-AA Class A
11/25/26	1.770%	1,187,602	1,163,856
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/19	1.560%	2,300,000	2,298,941
Kubota Credit Owner Trust(a)
Series 2016-1A Class A3
07/15/20	1.500%	3,525,000	3,488,020

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/32	2.520%	2,917,497	2,891,471
Series 2016-1A Class A
12/20/33	2.250%	4,708,372	4,606,104
Navient Private Education Loan Trust(a),(b)
Series 2015-AA Class A1
12/15/21	1.270%	90,809	90,780
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/21	2.200%	3,860,000	3,849,169
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/29	1.470%	1,865,940	1,852,941
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/21	2.040%	1,175,391	1,175,931
PFS Tax Lien Trust(a)
Series 2014-1 Class NOTE
05/15/29	1.440%	230,505	228,986
Santander Drive Auto Receivables Trust
Series 2016-3 Class A2
11/15/19	1.340%	5,325,000	5,321,607
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/33	2.430%	6,305,614	6,188,648
SLM Private Credit Student Loan Trust(b)
Series 2004-B Class A2
06/15/21	1.163%	62,688	62,669
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/45	3.830%	5,420,000	5,538,882
SLM Private Education Loan Trust(a),(b)
Series 2014-A Class A1
07/15/22	1.370%	283,199	283,097
SLM Student Loan Trust(b)
Series 2005-4 Class A3
01/25/27	1.158%	11,439,426	11,333,505
SMART ABS Trust
Series 2015-1US Class A3A
09/14/18	1.500%	1,393,136	1,391,048
SMB Private Education Loan Trust(a),(b)
Series 2015-B Class A1
02/15/23	1.470%	354,568	354,601
TAL Advantage V LLC(a)
Series 2014-2A Class A1
05/20/39	1.700%	536,552	529,531
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TCF Auto Receivables Owner Trust(a)
Series 2015-2A Class A2
01/15/19	1.640%	672,610	672,949
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/21	1.420%	8,855,000	8,783,070
Series 2016-2A Class A
05/20/21	1.680%	11,540,000	11,480,207
Westlake Automobile Receivables Trust(a)
Series 2016-3A Class A2
10/15/19	1.420%	6,160,000	6,145,420
Total Asset-Backed Securities — Non-Agency (Cost $180,824,610)			180,258,920

Commercial Mortgage-Backed Securities - Agency 2.0%

Federal National Mortgage Association
Series 2006-M2 Class A2A
10/25/32	5.271%	1,755,321	1,841,814
Government National Mortgage Association(b)
CMO Series 2015-71 Class DA
09/16/49	2.160%	8,599,409	8,535,643
Government National Mortgage Association
Series 2011-161 Class A
01/16/34	1.738%	530,018	529,550
Series 2012-111 Class AC
04/16/47	2.211%	206,042	206,400
Series 2012-25 Class A
11/16/42	2.575%	1,476,613	1,488,454
Series 2012-45 Class A
03/16/40	2.830%	177,843	178,296
Series 2012-55 Class A
08/16/33	1.704%	529,175	528,147
Series 2012-58 Class A
01/16/40	2.500%	676,962	680,056
Series 2012-9 Class A
05/16/39	3.220%	20,911	20,906
Series 2013-105 Class A
02/16/37	1.705%	4,319,337	4,245,891
Series 2013-118 Class AB
06/16/36	2.000%	2,078,645	2,075,978
Series 2013-12 Class A
10/16/42	1.410%	4,419,202	4,336,763
Series 2013-126 Class AB
04/16/38	1.540%	6,328,642	6,207,761
Series 2013-138 Class A
08/16/35	2.150%	4,744,982	4,739,847
Series 2013-146 Class AH
08/16/40	2.000%	1,781,509	1,779,925

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-17 Class AH
10/16/43	1.558%	1,333,039	1,304,825
Series 2013-179 Class A
07/16/37	1.800%	2,187,839	2,155,917
Series 2013-194 Class AB
05/16/38	2.250%	1,401,045	1,396,740
Series 2013-2 Class AB
12/16/42	1.600%	937,835	929,694
Series 2013-30 Class A
05/16/42	1.500%	2,398,722	2,357,872
Series 2013-32 Class AB
01/16/42	1.900%	2,484,558	2,458,214
Series 2013-33 Class A
07/16/38	1.061%	3,737,080	3,658,601
Series 2013-40 Class A
10/16/41	1.511%	1,462,702	1,434,903
Series 2013-50 Class AH
06/16/39	2.100%	1,575,585	1,560,219
Series 2013-57 Class A
06/16/37	1.350%	4,268,418	4,182,214
Series 2013-61 Class A
01/16/43	1.450%	1,764,007	1,719,218
Series 2013-73 Class AE
01/16/39	1.350%	6,313,923	6,222,292
Series 2013-78 Class AB
07/16/39	1.624%	1,690,868	1,668,702
Series 2014-103 Class AB
06/16/53	1.742%	2,115,227	2,137,254
Series 2014-109 Class A
01/16/46	2.325%	4,359,834	4,361,237
Series 2014-135 Class AD
08/16/45	2.400%	3,237,609	3,226,706
Series 2014-138 Class A
01/16/44	2.700%	1,513,182	1,525,147
Series 2014-148 Class A
11/16/43	2.650%	2,146,426	2,167,233
Series 2014-169 Class A
11/16/42	2.600%	1,730,578	1,738,525
Series 2014-24 Class BA
07/16/38	2.100%	3,036,756	3,022,680
Series 2014-33 Class A
08/16/39	2.300%	1,046,948	1,045,451
Series 2014-64 Class A
02/16/45	2.200%	1,916,898	1,917,237
Series 2014-67 Class AE
05/16/39	2.150%	722,454	728,762
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-109 Class A
02/16/40	2.528%	7,163,362	7,191,960
Series 2015-21 Class A
11/16/42	2.600%	4,194,322	4,215,312
Series 2015-33 Class AH
02/16/45	2.650%	1,024,971	1,031,783
Series 2015-5 Class KA
11/16/39	2.500%	4,709,205	4,716,525
Series 2015-78 Class A
06/16/40	2.918%	4,879,700	4,921,816
Series 2015-85 Class AF
05/16/44	2.400%	5,382,371	5,395,557
Series 2015-98 Class AE
04/16/41	2.100%	2,970,732	2,949,483
Series 2016-39 Class AG
01/16/43	2.300%	7,564,127	7,507,017
Total Commercial Mortgage-Backed Securities - Agency (Cost $129,956,110)			128,244,527

Commercial Mortgage-Backed Securities - Non-Agency 1.8%

American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/52	3.467%	3,552,698	3,617,922
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/36	3.786%	2,915,702	3,033,881
Series 2014-SFR3 Class A
12/17/36	3.678%	3,420,612	3,535,876
Series 2015-SFR2 Class A
10/17/45	3.732%	2,663,160	2,758,163
Americold 2010 LLC Trust(a)
Series 2010-ARTA Class A1
01/14/29	3.847%	203,122	209,724
Bear Stearns Commercial Mortgage Securities Trust(b)
Series 2007-PW17 Class A4
06/11/50	5.694%	4,501,474	4,546,950
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-T26 Class A4
01/12/45	5.471%	175,856	175,638
Series 2007-T28 Class A4
09/11/42	5.742%	416,821	421,491
CD Mortgage Trust
Series 2007-CD5 Class A4
11/15/44	5.886%	3,704,733	3,740,151
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/58	1.501%	2,927,780	2,901,589

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CGGS Commercial Mortgage Trust(a)
Series 2016-RNDA Class AFX
02/10/33	2.757%	11,200,000	11,257,155
COBALT CMBS Commercial Mortgage Trust(b)
Series 2007-C2 Class A3
04/15/47	5.484%	2,080,652	2,079,027
Series 2007-C3 Class A4
05/15/46	5.775%	2,933,525	2,949,556
Colony Multifamily Mortgage Trust(a)
Series 2014-1 Class A
04/20/50	2.543%	3,130,367	3,108,657
Commercial Mortgage Pass-Through Certificates(b)
Series 2007-C9 Class A4
12/10/49	5.793%	4,079,341	4,109,063
Commercial Mortgage Trust
Series 2013-CR6 Class A2
03/10/46	2.122%	7,417,000	7,454,923
Series 2013-CR8 Class A5
06/10/46	3.612%	10,380,000	10,829,024
CSAIL Commercial Mortgage Trust
Series 2016-C5 Class A1
11/15/48	1.747%	2,993,288	2,981,246
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/46	5.002%	150,000	162,028
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/35	5.743%	129,558	137,238
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11 Class A1A
12/10/49	5.704%	4,685,338	4,721,475
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19 Class A2
04/15/47	3.046%	4,000,000	4,091,090
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/27	5.633%	300,000	320,975
Series 2010-CNTR Class A2
08/05/32	4.311%	450,000	470,822
Series 2011-C3 Class A4
02/15/46	4.717%	450,000	486,917
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
09/15/45	5.866%	3,400,849	3,464,898
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/47	5.033%	300,000	327,708
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/49	2.454%	5,625,000	5,634,376
Morgan Stanley Re-Remic Trust(a),(b)
Series 2009-GG10 Class A4A
08/12/45	5.865%	641,504	641,133
Series 2010-GG10 Class A4A
08/15/45	5.865%	1,652,447	1,651,522
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/45	2.850%	8,950,000	9,061,632
Series 2013-C5 Class A3
03/10/46	2.920%	2,000,000	2,025,534
Series 2013-C5 Class A4
03/10/46	3.185%	10,651,000	10,918,298
Wachovia Bank Commercial Mortgage Trust(b)
Series 2006-C26 Class A1A
06/15/45	6.009%	125,616	125,365
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/45	2.870%	5,310,000	5,382,519
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $120,445,706)			119,333,566

Common Stocks 60.0%
Issuer	Shares	Value ($)
Consumer Discretionary 7.7%
Hotels, Restaurants & Leisure 1.9%
Chipotle Mexican Grill, Inc.(c)	42,565	17,823,668
Marriott International, Inc., Class A	249,565	21,709,659
McDonald’s Corp.	302,615	38,628,805
Royal Caribbean Cruises Ltd.	180,860	17,380,646
Starbucks Corp.	424,575	24,145,580
Total		119,688,358
Household Durables 0.3%
Newell Brands, Inc.	337,575	16,551,302
Internet & Catalog Retail 0.5%
Expedia, Inc.	199,855	23,790,739
Liberty Interactive Corp., Class A(c)	379,115	7,157,691
Total		30,948,430

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 2.4%
Comcast Corp., Class A	2,889,152	108,112,068
Walt Disney Co. (The)	424,600	46,744,214
Total		154,856,282
Specialty Retail 1.7%
Lowe’s Companies, Inc.	1,318,537	98,059,597
Michaels Companies, Inc. (The)(c)	719,242	14,449,572
Total		112,509,169
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	916,150	34,896,153
PVH Corp.(c)	247,771	22,695,824
Total		57,591,977
Total Consumer Discretionary		492,145,518
Consumer Staples 5.2%
Beverages 1.0%
PepsiCo, Inc.	562,603	62,100,119
Food & Staples Retailing 2.3%
CVS Health Corp.	1,058,575	85,299,973
Kroger Co. (The)	1,164,630	37,035,234
Walgreens Boots Alliance, Inc.	317,926	27,462,448
Total		149,797,655
Tobacco 1.9%
Philip Morris International, Inc.	1,134,930	124,104,596
Total Consumer Staples		336,002,370
Energy 3.9%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	446,950	35,916,902
Oil, Gas & Consumable Fuels 3.3%
Canadian Natural Resources Ltd.(c)	531,785	15,267,548
Chevron Corp.	499,576	56,202,300
ConocoPhillips	909,749	43,276,760
EQT Corp.(c)	231,225	13,848,065
Exxon Mobil Corp.	742,760	60,401,243
Noble Energy, Inc.	722,073	26,290,678
Total		215,286,594
Total Energy		251,203,496
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.3%
Banks 5.2%
Citigroup, Inc.	1,977,177	118,254,956
JPMorgan Chase & Co.	1,375,363	124,635,395
Wells Fargo & Co.	1,556,961	90,116,903
Total		333,007,254
Capital Markets 3.0%
Bank of New York Mellon Corp. (The)	1,586,386	74,782,236
BlackRock, Inc.	26,085	10,106,894
Invesco Ltd.	294,074	9,466,242
Morgan Stanley	1,789,905	81,744,961
S&P Global, Inc.	113,285	14,667,009
Total		190,767,342
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B(c)	718,430	123,153,271
Insurance 0.2%
Aon PLC	135,214	15,637,499
Total Financials		662,565,366
Health Care 9.3%
Biotechnology 1.9%
Alexion Pharmaceuticals, Inc.(c)	162,640	21,346,500
Biogen, Inc.(c)	139,745	40,330,407
Celgene Corp.(c)	370,342	45,740,941
Vertex Pharmaceuticals, Inc.(c)	180,520	16,358,722
Total		123,776,570
Health Care Equipment & Supplies 1.9%
Abbott Laboratories	936,161	42,202,138
Cooper Companies, Inc. (The)(c)	74,014	14,739,148
Medtronic PLC	369,204	29,872,296
Zimmer Biomet Holdings, Inc.	280,730	32,867,868
Total		119,681,450
Health Care Providers & Services 1.9%
Anthem, Inc.	288,105	47,485,466
Cardinal Health, Inc.	269,296	21,912,616
CIGNA Corp.	364,909	54,334,950
Total		123,733,032

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.6%
Allergan PLC	210,010	51,414,648
Bristol-Myers Squibb Co.	578,825	32,825,166
Johnson & Johnson	633,345	77,401,092
Pfizer, Inc.	1,994,540	68,053,705
Total		229,694,611
Total Health Care		596,885,663
Industrials 5.4%
Air Freight & Logistics 1.3%
FedEx Corp.	440,907	85,086,233
Building Products 0.3%
Johnson Controls International PLC	497,707	20,873,831
Commercial Services & Supplies 0.2%
Stericycle, Inc.(c)	148,075	12,272,456
Electrical Equipment 0.3%
Eaton Corp. PLC	288,908	20,795,598
Industrial Conglomerates 2.6%
General Electric Co.	2,570,170	76,616,768
Honeywell International, Inc.	720,358	89,684,571
Total		166,301,339
Professional Services 0.7%
Dun & Bradstreet Corp. (The)	21,579	2,277,448
Nielsen Holdings PLC	937,375	41,581,955
Total		43,859,403
Total Industrials		349,188,860
Information Technology 13.5%
Communications Equipment 0.2%
Palo Alto Networks, Inc.(c)	106,720	16,210,768
Internet Software & Services 4.8%
Akamai Technologies, Inc.(c)	448,405	28,070,153
Alphabet, Inc., Class A(c)	60,359	50,999,130
Alphabet, Inc., Class C(c)	138,903	114,346,339
Facebook, Inc., Class A(c)	838,145	113,602,173
Total		307,017,795
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.7%
Fidelity National Information Services, Inc.	533,115	43,859,371
MasterCard, Inc., Class A	582,009	64,288,714
Total		108,148,085
Semiconductors & Semiconductor Equipment 1.1%
Broadcom Ltd.	351,505	74,142,950
Software 2.9%
Activision Blizzard, Inc.	824,040	37,188,925
Electronic Arts, Inc.(c)	428,477	37,063,261
Microsoft Corp.	1,714,794	109,712,520
Total		183,964,706
Technology Hardware, Storage & Peripherals 2.8%
Apple, Inc.	1,299,680	178,043,163
Total Information Technology		867,527,467
Materials 1.2%
Chemicals 1.2%
Monsanto Co.	203,885	23,208,229
Sherwin-Williams Co. (The)	182,803	56,402,038
Total		79,610,267
Total Materials		79,610,267
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
American Tower Corp.(c)	538,918	61,862,397
Total Real Estate		61,862,397
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	1,650,060	68,956,007
Verizon Communications, Inc.(c)	838,024	41,591,131
Total		110,547,138
Total Telecommunication Services		110,547,138
Utilities 0.8%
Electric Utilities 0.8%
Edison International	405,466	32,331,859
Southern Co. (The)	322,950	16,412,319
Total		48,744,178
Total Utilities		48,744,178
Total Common Stocks (Cost $3,033,825,080)		3,856,282,720

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes 12.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc.(a)
10/07/24	3.800%	5,548,000	5,737,964
Bombardier, Inc.(a)
12/01/21	8.750%	259,000	286,842
L-3 Communications Corp.
12/15/26	3.850%	6,500,000	6,588,985
Lockheed Martin Corp.
09/15/21	3.350%	6,790,000	7,031,575
TransDigm, Inc.
10/15/20	5.500%	4,000	4,070
05/15/25	6.500%	663,000	678,746
TransDigm, Inc.(a)
05/15/25	6.500%	102,000	104,422
06/15/26	6.375%	324,000	327,240
Total			20,759,844
Automotive 0.2%
Ford Motor Co.
12/08/26	4.346%	8,640,000	8,885,091
Gates Global LLC/Co.(a)
07/15/22	6.000%	372,000	374,790
IHO Verwaltungs GmbH PIK(a)
09/15/26	4.750%	173,000	170,837
ZF North America Capital, Inc.(a)
04/29/25	4.750%	160,000	164,800
Total			9,595,518
Banking 2.4%
Ally Financial, Inc.
05/19/22	4.625%	153,000	159,120
09/30/24	5.125%	82,000	86,817
03/30/25	4.625%	612,000	625,770
Bank of America Corp.
01/24/22	5.700%	12,000,000	13,490,316
Bank of New York Mellon Corp. (The)
04/15/21	2.500%	5,000,000	5,015,565
Barclays Bank PLC
05/15/24	3.750%	4,500,000	4,597,884
BB&T Corp.(b)
05/01/19	1.564%	6,625,000	6,646,425
Capital One Financial Corp.
06/15/23	3.500%	7,435,000	7,561,559
Citigroup, Inc.
10/21/26	3.200%	10,725,000	10,317,986
Credit Suisse AG
09/09/24	3.625%	4,500,000	4,571,572
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Financial Services
02/09/27	4.100%	6,500,000	6,548,080
Fifth Third Bancorp
03/15/22	3.500%	2,995,000	3,085,368
Goldman Sachs Group, Inc. (The)
07/08/24	3.850%	11,250,000	11,555,764
HSBC Holdings PLC
05/25/26	3.900%	8,265,000	8,375,768
Huntington National Bank (The)
06/30/18	2.000%	4,640,000	4,649,433
ING Bank NV(a),(b)
03/22/19	2.126%	7,300,000	7,390,681
JPMorgan Chase & Co.
08/15/21	4.350%	12,375,000	13,273,314
Morgan Stanley
07/27/26	3.125%	12,000,000	11,555,280
PNC Bank NA
Subordinated
01/30/23	2.950%	4,300,000	4,311,262
Regions Financial Corp.
02/08/21	3.200%	5,695,000	5,806,474
State Street Corp.
11/20/23	3.700%	4,510,000	4,711,502
Toronto-Dominion Bank (The)
01/22/19	1.950%	5,500,000	5,531,966
U.S. Bancorp
Subordinated
04/27/26	3.100%	5,400,000	5,318,973
Wells Fargo & Co.
Subordinated
02/13/23	3.450%	10,000,000	10,140,570
Total			155,327,449
Brokerage/Asset Managers/Exchanges 0.0%
NPF Corp.(a)
07/15/21	9.000%	121,000	127,933
Building Materials 0.0%
Allegion PLC
09/15/23	5.875%	247,000	264,290
Allegion US Holding Co., Inc.
10/01/21	5.750%	76,000	79,420
American Builders & Contractors Supply Co., Inc.(a)
12/15/23	5.750%	359,000	376,052
Beacon Roofing Supply, Inc.
10/01/23	6.375%	491,000	530,894

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HD Supply, Inc.(a)
12/15/21	5.250%	336,000	354,480
04/15/24	5.750%	74,000	78,255
Standard Industries, Inc.(a)
02/15/23	5.500%	140,000	145,600
US Concrete, Inc.(a)
06/01/24	6.375%	152,000	160,740
US Concrete, Inc.
06/01/24	6.375%	253,000	267,548
Total			2,257,279
Cable and Satellite 0.4%
Altice US Finance I Corp.(a)
07/15/23	5.375%	251,000	261,668
05/15/26	5.500%	527,000	544,786
CCO Holdings LLC/Capital Corp.(a)
05/01/23	5.125%	4,000	4,150
04/01/24	5.875%	397,000	425,782
05/01/25	5.375%	262,000	274,445
02/15/26	5.750%	434,000	464,380
05/01/26	5.500%	8,000	8,490
05/01/27	5.875%	70,000	75,187
Cequel Communications Holdings I LLC/Capital Corp.(a)
07/15/25	7.750%	195,000	215,963
CSC Holdings LLC
06/01/24	5.250%	485,000	488,031
CSC Holdings LLC(a)
10/15/25	6.625%	208,000	229,320
10/15/25	10.875%	554,000	664,800
DISH DBS Corp.
11/15/24	5.875%	669,000	712,485
07/01/26	7.750%	464,000	542,880
NBCUniversal Media LLC
04/01/41	5.950%	5,645,000	6,906,076
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/25	6.625%	116,000	116,435
Sirius XM Radio, Inc.(a)
04/15/25	5.375%	184,000	187,680
07/15/26	5.375%	221,000	224,591
Sky PLC(a)
11/26/22	3.125%	6,019,000	5,992,276
Time Warner Cable LLC
05/01/37	6.550%	2,435,000	2,812,632
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/25	5.000%	606,000	622,665
Videotron Ltd.
07/15/22	5.000%	293,000	308,383
Virgin Media Finance PLC(a)
01/15/25	5.750%	519,000	532,624
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	249,000	251,801
Ziggo Secured Finance BV(a)
01/15/27	5.500%	385,000	389,812
Total			23,257,342
Chemicals 0.4%
Angus Chemical Co.(a)
02/15/23	8.750%	109,000	112,270
Atotech USA, Inc.(a)
02/01/25	6.250%	300,000	300,000
Axalta Coating Systems LLC(a)
08/15/24	4.875%	267,000	272,340
Celanese U.S. Holdings LLC
11/15/22	4.625%	6,397,000	6,773,182
Chemours Co. (The)
05/15/23	6.625%	215,000	228,169
05/15/25	7.000%	259,000	281,339
Dow Chemical Co. (The)
11/01/29	7.375%	1,103,000	1,484,468
Eastman Chemical Co.
01/15/20	2.700%	5,000,000	5,073,695
Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	161,000	170,056
Huntsman International LLC
11/15/20	4.875%	29,000	30,015
11/15/22	5.125%	80,000	84,000
INEOS Group Holdings SA(a)
08/01/24	5.625%	418,000	426,151
Koppers, Inc.(a)
02/15/25	6.000%	84,000	87,360
LYB International Finance BV
03/15/44	4.875%	6,000,000	6,372,324
Platform Specialty Products Corp.(a)
05/01/21	10.375%	138,000	155,078
02/01/22	6.500%	276,000	288,420
PQ Corp.(a)
11/15/22	6.750%	278,000	300,240
WR Grace & Co.(a)
10/01/21	5.125%	173,000	182,082
Total			22,621,189
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/22	2.850%	5,000,000	5,045,865
Herc Rentals, Inc.(a)
06/01/24	7.750%	19,000	20,900

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp.
03/10/20	2.050%	5,175,000	5,171,621
Ritchie Bros. Auctioneers, Inc.(a)
01/15/25	5.375%	260,000	267,475
United Rentals North America, Inc.
07/15/25	5.500%	108,000	113,940
09/15/26	5.875%	535,000	563,087
05/15/27	5.500%	152,000	155,353
Total			11,338,241
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/19	6.375%	43,000	44,236
12/01/20	8.750%	231,000	239,085
12/01/22	7.875%	480,000	519,600
APX Group, Inc.(a)
12/01/22	7.875%	106,000	114,745
Carlson Travel, Inc.(a)
12/15/23	6.750%	44,000	46,090
IHS Markit Ltd.(a)
11/01/22	5.000%	353,000	371,091
02/15/25	4.750%	85,000	87,604
Interval Acquisition Corp.
04/15/23	5.625%	423,000	436,748
Total			1,859,199
Consumer Products 0.1%
American Greetings Corp.(a)
02/15/25	7.875%	35,000	36,685
Prestige Brands, Inc.(a)
03/01/24	6.375%	356,000	377,360
Procter & Gamble Co. (The)
02/02/26	2.700%	5,500,000	5,397,645
Scotts Miracle-Gro Co. (The)
10/15/23	6.000%	345,000	367,639
Scotts Miracle-Gro Co. (The)(a)
12/15/26	5.250%	23,000	23,431
Spectrum Brands, Inc.
11/15/22	6.625%	343,000	362,722
12/15/24	6.125%	174,000	185,153
Springs Industries, Inc.
06/01/21	6.250%	194,000	200,548
Tempur Sealy International, Inc.
10/15/23	5.625%	357,000	360,570
06/15/26	5.500%	130,000	127,725
Valvoline, Inc.(a)
07/15/24	5.500%	503,000	530,665
Total			7,970,143
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.1%
Entegris, Inc.(a)
04/01/22	6.000%	180,000	187,650
Manitowoc Foodservice, Inc.
02/15/24	9.500%	30,000	34,687
SPX FLOW, Inc.(a)
08/15/26	5.875%	266,000	269,990
United Technologies Corp.
06/01/22	3.100%	4,600,000	4,734,136
WESCO Distribution, Inc.
06/15/24	5.375%	269,000	277,070
Zekelman Industries, Inc.(a)
06/15/23	9.875%	109,000	123,170
Total			5,626,703
Electric 1.2%
AES Corp. (The)
07/01/21	7.375%	169,000	190,548
Arizona Public Service Co.
04/01/42	4.500%	1,925,000	2,057,488
Berkshire Hathaway Energy Co.
02/01/25	3.500%	1,950,000	2,001,769
Calpine Corp.
01/15/23	5.375%	140,000	141,400
Calpine Corp.(a)
01/15/24	5.875%	105,000	110,775
CMS Energy Corp.
03/01/24	3.875%	5,576,000	5,799,704
Consolidated Edison Co. of New York, Inc.
12/01/45	4.500%	2,500,000	2,689,283
Dominion Resources, Inc.
10/01/25	3.900%	4,000,000	4,103,448
DTE Energy Co.
04/15/33	6.375%	2,275,000	2,813,629
Dynegy, Inc.
11/01/24	7.625%	75,000	71,250
Emera US Finance LP
06/15/26	3.550%	6,400,000	6,319,270
Indiana Michigan Power Co.
03/15/37	6.050%	3,100,000	3,827,998
Nevada Power Co.
08/01/18	6.500%	900,000	960,588
NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	3,700,000	3,790,465

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
05/01/24	6.250%	95,000	95,000
05/15/26	7.250%	127,000	130,651
NRG Energy, Inc.(a)
01/15/27	6.625%	229,000	224,993
NRG Yield Operating LLC
08/15/24	5.375%	540,000	553,500
NRG Yield Operating LLC(a)
09/15/26	5.000%	35,000	34,300
Pacific Gas & Electric Co.
03/01/37	5.800%	4,306,000	5,338,699
PacifiCorp
07/01/25	3.350%	1,821,000	1,852,103
Pattern Energy Group, Inc.(a)
02/01/24	5.875%	245,000	251,431
PPL Capital Funding, Inc.
06/01/23	3.400%	5,645,000	5,738,238
Progress Energy, Inc.
03/01/31	7.750%	2,983,000	4,158,135
Public Service Co. of Colorado
05/15/25	2.900%	3,650,000	3,623,402
Southern California Edison Co.
09/01/40	4.500%	1,775,000	1,929,004
Southern Co. (The)
07/01/23	2.950%	7,040,000	6,923,840
TransAlta Corp.
06/03/17	1.900%	4,000,000	3,998,440
WEC Energy Group, Inc.
06/15/25	3.550%	5,575,000	5,696,301
Total			75,425,652
Finance Companies 0.2%
Aircastle Ltd.
03/15/21	5.125%	27,000	28,823
02/15/22	5.500%	129,000	139,159
04/01/23	5.000%	44,000	46,365
GE Capital International Funding Co. Unlimited Co.
11/15/25	3.373%	10,000,000	10,305,180
Navient Corp.
03/25/20	8.000%	24,000	26,037
10/26/20	5.000%	368,000	369,730
01/25/22	7.250%	193,000	201,202
01/25/23	5.500%	58,000	55,535
10/25/24	5.875%	37,000	34,687
OneMain Financial Holdings LLC(a)
12/15/19	6.750%	38,000	39,615
12/15/21	7.250%	567,000	592,515
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Aerospace Holdings Ltd.(a)
08/15/22	5.250%	112,000	116,760
02/15/24	5.500%	112,000	117,062
Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	384,000	390,720
Quicken Loans, Inc.(a)
05/01/25	5.750%	272,000	267,920
Total			12,731,310
Food and Beverage 0.6%
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	9,000,000	9,198,099
Anheuser-Busch InBev Worldwide, Inc.
01/15/42	4.950%	5,200,000	5,718,575
ConAgra Foods, Inc.
01/25/23	3.200%	5,000,000	5,008,485
Constellation Brands, Inc.
11/15/24	4.750%	2,430,000	2,622,942
Diageo Investment Corp.
05/11/22	2.875%	4,226,000	4,317,244
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/26	5.625%	127,000	129,857
Kraft Heinz Foods Co.
07/15/22	3.500%	5,020,000	5,131,615
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	75,000	76,313
11/01/26	4.875%	465,000	472,207
Molson Coors Brewing Co.
05/01/42	5.000%	4,000,000	4,253,060
PepsiCo, Inc.
03/05/22	2.750%	3,245,000	3,289,109
Pinnacle Foods Finance LLC/Corp.
01/15/24	5.875%	340,000	359,550
Post Holdings, Inc.(a)
03/01/25	5.500%	95,000	96,781
08/15/26	5.000%	469,000	453,462
03/01/27	5.750%	159,000	160,889
Total			41,288,188
Gaming 0.1%
Boyd Gaming Corp.
05/15/23	6.875%	49,000	52,920
04/01/26	6.375%	444,000	480,075
International Game Technology PLC(a)
02/15/22	6.250%	269,000	290,520
02/15/25	6.500%	394,000	430,445
Jack Ohio Finance LLC/1 Corp.(a)
11/15/21	6.750%	309,000	320,587

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International
03/15/23	6.000%	592,000	645,280
09/01/26	4.625%	220,000	215,598
Penn National Gaming, Inc.(a)
01/15/27	5.625%	74,000	74,278
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/21	6.125%	49,000	50,117
Scientific Games International, Inc.(a)
01/01/22	7.000%	81,000	86,063
01/01/22	7.000%	470,000	499,962
Scientific Games International, Inc.
12/01/22	10.000%	275,000	291,844
Seminole Tribe of Florida, Inc.(a)
10/01/20	6.535%	41,000	41,615
SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/21	6.375%	193,000	194,930
Tunica-Biloxi Gaming Authority(a),(d)
11/15/16	0.000%	25,000	8,750
Total			3,682,984
Health Care 0.3%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	14,000	14,105
02/15/23	5.625%	24,000	24,660
03/01/24	6.500%	249,000	264,563
Alere, Inc.(a)
07/01/23	6.375%	67,000	68,005
Amsurg Corp.
07/15/22	5.625%	258,000	268,642
Cardinal Health, Inc.
12/15/20	4.625%	1,325,000	1,427,355
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/25	5.750%	269,000	277,826
Change Healthcare Holdings, Inc.
12/31/19	11.000%	58,000	59,595
Change Healthcare Holdings, Inc.(a)
02/15/21	6.000%	62,000	66,030
CHS/Community Health Systems, Inc.
02/01/22	6.875%	203,000	178,133
Covidien International Finance SA
06/15/22	3.200%	4,763,000	4,877,021
DaVita, Inc.
08/15/22	5.750%	286,000	298,155
Envision Healthcare Corp.(a)
12/01/24	6.250%	30,000	31,800
Express Scripts Holding Co.
02/25/26	4.500%	4,500,000	4,671,643
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	99,000	105,930
HCA, Inc.
02/15/22	7.500%	78,000	89,993
03/15/22	5.875%	273,000	301,324
03/15/24	5.000%	441,000	464,704
02/01/25	5.375%	390,000	408,037
04/15/25	5.250%	508,000	541,655
02/15/27	4.500%	217,000	216,458
Hill-Rom Holdings, Inc.(a)
02/15/25	5.000%	151,000	151,755
McKesson Corp.
12/15/22	2.700%	4,000,000	3,921,940
MEDNAX, Inc.(a)
12/01/23	5.250%	286,000	295,652
MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	500,000	537,500
Quintiles IMS, Inc.(a)
05/15/23	4.875%	108,000	111,105
10/15/26	5.000%	430,000	436,450
Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	263,000	268,917
Team Health Holdings, Inc.(a)
02/01/25	6.375%	184,000	182,620
Tenet Healthcare Corp.
06/01/20	4.750%	84,000	85,890
10/01/20	6.000%	123,000	130,380
04/01/21	4.500%	128,000	129,600
06/15/23	6.750%	148,000	146,705
Tenet Healthcare Corp.(a)
01/01/22	7.500%	252,000	272,790
Total			21,326,938
Healthcare Insurance 0.3%
Aetna, Inc.
06/15/23	2.800%	6,355,000	6,331,035
Centene Corp.
05/15/22	4.750%	152,000	157,510
02/15/24	6.125%	279,000	302,715
01/15/25	4.750%	189,000	194,434
Molina Healthcare, Inc.
11/15/22	5.375%	212,000	219,155
UnitedHealth Group, Inc.
01/15/27	3.450%	10,300,000	10,542,967
Total			17,747,816
Home Construction 0.0%
CalAtlantic Group, Inc.
12/15/21	6.250%	36,000	39,510

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp.
04/01/22	7.000%	233,000	261,543
Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/21	5.250%	121,000	124,025
03/01/24	5.625%	81,000	83,430
Toll Brothers Finance Corp.
12/31/18	4.000%	201,000	206,276
Total			714,784
Independent Energy 0.6%
Anadarko Petroleum Corp.
09/15/36	6.450%	5,205,000	6,305,998
Antero Resources Corp.
12/01/22	5.125%	298,000	299,490
Callon Petroleum Co.(a)
10/01/24	6.125%	115,000	119,888
Canadian Natural Resources Ltd.
04/15/24	3.800%	7,002,000	7,068,393
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	418,000	423,225
Chesapeake Energy Corp.(a)
01/15/25	8.000%	263,000	261,027
Continental Resources, Inc.
04/15/23	4.500%	123,000	120,540
06/01/24	3.800%	245,000	226,931
CrownRock LP/Finance, Inc.(a)
02/15/23	7.750%	418,000	450,395
Denbury Resources, Inc.(a)
05/15/21	9.000%	212,000	228,430
Devon Energy Corp.
07/15/21	4.000%	1,925,000	1,998,972
Diamondback Energy, Inc.(a)
11/01/24	4.750%	55,000	55,138
05/31/25	5.375%	610,000	631,350
Extraction Oil & Gas Holdings LLC/Finance Corp.(a)
07/15/21	7.875%	725,000	772,125
Halcon Resources Corp.(a)
02/15/25	6.750%	230,000	227,700
Laredo Petroleum, Inc.
01/15/22	5.625%	189,000	190,417
03/15/23	6.250%	440,000	451,000
MEG Energy Corp.(a)
01/15/25	6.500%	216,000	211,140
Newfield Exploration Co.
01/30/22	5.750%	14,000	14,945
07/01/24	5.625%	235,000	251,450
Noble Energy, Inc.
03/01/41	6.000%	4,000,000	4,588,596
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oasis Petroleum, Inc.
01/15/23	6.875%	260,000	263,575
Parsley Energy LLC/Finance Corp.(a)
06/01/24	6.250%	151,000	158,644
01/15/25	5.375%	453,000	459,795
08/15/25	5.250%	326,000	329,260
PDC Energy, Inc.(a)
09/15/24	6.125%	519,000	535,867
QEP Resources, Inc.
05/01/23	5.250%	7,000	6,895
Range Resources Corp.(a)
06/01/21	5.750%	53,000	54,723
RSP Permian, Inc.(a)
01/15/25	5.250%	449,000	460,225
SM Energy Co.
06/01/25	5.625%	138,000	130,583
09/15/26	6.750%	596,000	606,430
Whiting Petroleum Corp.
03/15/21	5.750%	253,000	251,735
04/01/23	6.250%	178,000	178,445
Woodside Finance Ltd.(a)
03/05/25	3.650%	7,390,000	7,364,512
WPX Energy, Inc.
01/15/22	6.000%	814,000	831,297
Total			36,529,136
Integrated Energy 0.2%
BP Capital Markets PLC
02/10/24	3.814%	7,000,000	7,264,292
Cenovus Energy, Inc.
08/15/22	3.000%	1,325,000	1,297,066
09/15/23	3.800%	4,627,000	4,605,989
Petro-Canada
05/15/18	6.050%	2,000,000	2,100,868
Total			15,268,215
Leisure 0.0%
Live Nation Entertainment, Inc.(a)
11/01/24	4.875%	527,000	525,682
LTF Merger Sub, Inc.(a)
06/15/23	8.500%	153,000	162,180
Silversea Cruise Finance Ltd.(a)
02/01/25	7.250%	96,000	100,080
Total			787,942
Life Insurance 0.4%
American International Group, Inc.
02/15/24	4.125%	7,250,000	7,536,839

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Five Corners Funding Trust(a)
11/15/23	4.419%	7,000,000	7,446,215
MetLife Global Funding I(a)
12/18/26	3.450%	6,400,000	6,486,061
Peachtree Corners Funding Trust(a)
02/15/25	3.976%	6,500,000	6,485,316
Total			27,954,431
Lodging 0.0%
Choice Hotels International, Inc.
07/01/22	5.750%	155,000	168,175
Hilton Domestic Operating Co., Inc.(a)
09/01/24	4.250%	270,000	267,030
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/24	6.125%	92,000	97,060
Playa Resorts Holding BV(a)
08/15/20	8.000%	378,000	399,735
Total			932,000
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/15/33	6.550%	3,061,000	3,762,229
AMC Networks, Inc.
04/01/24	5.000%	108,000	109,013
CBS Radio, Inc.(a)
11/01/24	7.250%	64,000	68,320
Match Group, Inc.
06/01/24	6.375%	187,000	201,960
MDC Partners, Inc.(a)
05/01/24	6.500%	488,000	471,530
Netflix, Inc.
02/15/22	5.500%	157,000	167,598
02/15/25	5.875%	241,000	260,581
Netflix, Inc.(a)
11/15/26	4.375%	650,000	644,313
Nielsen Luxembourg SARL(a)
02/01/25	5.000%	324,000	326,430
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	441,000	463,050
RELX Capital, Inc.
10/15/22	3.125%	3,000,000	3,003,642
Scripps Networks Interactive, Inc.
11/15/24	3.900%	5,000,000	5,104,040
Thomson Reuters Corp.
05/23/43	4.500%	4,300,000	4,124,710
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
02/15/25	5.125%	331,000	326,449
Total			19,033,865
Metals and Mining 0.1%
Constellium NV(a)
05/15/24	5.750%	401,000	379,947
03/01/25	6.625%	226,000	224,729
Freeport-McMoRan, Inc.
03/01/22	3.550%	69,000	64,084
03/15/23	3.875%	140,000	128,800
11/14/24	4.550%	675,000	631,125
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/23	7.375%	253,000	270,710
HudBay Minerals, Inc.(a)
01/15/23	7.250%	60,000	64,050
01/15/25	7.625%	244,000	266,570
Novelis Corp.(a)
08/15/24	6.250%	84,000	89,040
09/30/26	5.875%	524,000	539,065
Peabody Securities Finance Corp.(a)
03/31/22	6.000%	65,000	66,300
03/31/25	6.375%	151,000	154,020
Teck Resources Ltd.(a)
06/01/24	8.500%	144,000	168,120
Teck Resources Ltd.
07/15/41	6.250%	544,000	564,400
Vale Overseas Ltd.
01/11/22	4.375%	3,300,000	3,413,850
Total			7,024,810
Midstream 0.6%
Cheniere Corpus Christi Holdings LLC(a)
06/30/24	7.000%	110,000	123,200
Columbia Pipeline Group, Inc.
06/01/45	5.800%	4,249,000	5,048,190
Energy Transfer Equity LP
06/01/27	5.500%	835,000	884,056
Enterprise Products Operating LLC
02/01/41	5.950%	4,830,000	5,631,708
Holly Energy Partners LP/Finance Corp.(a)
08/01/24	6.000%	498,000	522,900
Kinder Morgan Energy Partners LP
03/01/44	5.500%	7,000,000	7,273,469
MPLX LP
03/01/27	4.125%	5,500,000	5,534,661
Plains All American Pipeline LP/Finance Corp.
01/15/37	6.650%	5,700,000	6,430,882

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/24	5.500%	67,000	67,670
Targa Resources Partners LP/Finance Corp.
11/15/19	4.125%	26,000	26,455
05/01/23	5.250%	3,000	3,098
11/15/23	4.250%	107,000	106,198
03/15/24	6.750%	173,000	189,003
Targa Resources Partners LP/Finance Corp.(a)
02/01/27	5.375%	526,000	548,355
Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	248,000	265,360
05/01/24	6.375%	179,000	194,662
01/15/25	5.250%	418,000	440,467
Williams Companies, Inc. (The)
01/15/23	3.700%	104,000	101,920
06/24/24	4.550%	588,000	596,820
Williams Partners LP
03/04/24	4.300%	7,175,000	7,427,381
Total			41,416,455
Natural Gas 0.2%
NiSource Finance Corp.
02/15/44	4.800%	5,065,000	5,450,690
Sempra Energy
10/01/22	2.875%	7,001,000	6,974,186
Total			12,424,876
Office REIT 0.1%
Boston Properties LP
02/01/26	3.650%	7,000,000	7,021,133
Oil Field Services 0.0%
Nabors Industries, Inc.(a)
01/15/23	5.500%	43,000	44,371
Precision Drilling Corp.(a)
12/15/23	7.750%	18,000	19,485
SESI LLC
05/01/19	6.375%	122,000	122,457
12/15/21	7.125%	36,000	36,990
Trinidad Drilling Ltd.(a)
02/15/25	6.625%	73,000	75,190
Weatherford International Ltd.
06/15/21	7.750%	94,000	101,403
06/15/23	8.250%	336,000	364,560
Weatherford International Ltd.(a)
02/15/24	9.875%	308,000	355,740
Total			1,120,196
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.(a)
02/01/22	6.250%	133,000	137,323
Other REIT 0.1%
Duke Realty LP
04/15/23	3.625%	3,705,000	3,762,772
Packaging 0.1%
ARD Finance SA PIK(a)
09/15/23	7.125%	120,000	125,250
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/24	7.250%	701,000	764,090
02/15/25	6.000%	217,000	222,967
Berry Plastics Corp.
05/15/22	5.500%	141,000	146,993
10/15/22	6.000%	77,000	81,524
07/15/23	5.125%	210,000	216,300
Novolex (a)
01/15/25	6.875%	92,000	94,070
Owens-Brockway Glass Container, Inc.(a)
01/15/25	5.375%	96,000	99,000
Plastipak Holdings, Inc.(a)
10/01/21	6.500%	301,000	314,545
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	355,000	365,650
02/15/21	6.875%	60,925	62,600
Reynolds Group Issuer, Inc./LLC(a)
07/15/24	7.000%	251,000	269,982
Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	160,000	164,400
Total			2,927,371
Pharmaceuticals 0.5%
AbbVie, Inc.
05/14/21	2.300%	4,275,000	4,222,644
Actavis Funding SCS
03/15/35	4.550%	5,000,000	5,037,750
Amgen, Inc.
03/15/40	5.750%	2,400,000	2,734,018
Endo Finance LLC/Finco, Inc.(a),(b)
02/01/25	6.000%	249,000	222,544
Endo Finance LLC/Ltd./Finco, Inc.(a)
07/15/23	6.000%	2,000	1,840
Gilead Sciences, Inc.
04/01/24	3.700%	6,125,000	6,301,210
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	355,000	368,312

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	274,000	294,893
Mallinckrodt International Finance SA
04/15/18	3.500%	126,000	126,315
Mallinckrodt International Finance SA/CB LLC(a)
04/15/25	5.500%	28,000	26,040
Roche Holdings, Inc.(a)
09/30/24	3.350%	3,500,000	3,606,225
Shire Acquisitions Investments Ireland DAC
09/23/23	2.875%	8,000,000	7,733,712
Valeant Pharmaceuticals International, Inc.(a)
07/15/21	7.500%	79,000	72,581
12/01/21	5.625%	15,000	12,638
03/01/23	5.500%	125,000	100,781
05/15/23	5.875%	123,000	100,091
04/15/25	6.125%	1,024,000	815,360
Total			31,776,954
Property & Casualty 0.6%
Alliant Holdings Intermediate LP(a)
08/01/23	8.250%	9,000	9,495
Berkshire Hathaway, Inc.
03/15/23	2.750%	5,090,000	5,110,660
Chubb Corp. (The)(b)
Junior Subordinated
04/15/37	6.375%	5,000,000	4,850,000
CNA Financial Corp.
03/01/26	4.500%	5,125,000	5,424,684
Hartford Financial Services Group, Inc. (The)
04/15/22	5.125%	4,740,000	5,260,841
Hub Holdings LLC/Finance, Inc.(a)
PIK
07/15/19	8.125%	13,000	13,098
HUB International Ltd.(a)
02/15/21	9.250%	31,000	32,163
10/01/21	7.875%	509,000	538,267
Liberty Mutual Group, Inc.(a)
05/01/22	4.950%	5,000,000	5,443,300
Loews Corp.
05/15/23	2.625%	7,350,000	7,231,143
Transatlantic Holdings, Inc.
11/30/39	8.000%	2,725,000	3,549,855
Total			37,463,506
Railroads 0.1%
Burlington Northern Santa Fe LLC
09/01/24	3.400%	4,200,000	4,344,295
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSX Corp.
03/15/44	4.100%	2,230,000	2,168,218
Total			6,512,513
Refining 0.0%
Marathon Petroleum Corp.
03/01/41	6.500%	800,000	905,123
Restaurants 0.0%
BC ULC/New Red Finance, Inc.(a)
01/15/22	4.625%	255,000	262,331
04/01/22	6.000%	63,000	65,697
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	211,000	218,121
Total			546,149
Retail REIT 0.2%
Kimco Realty Corp.
06/01/23	3.125%	6,725,000	6,699,996
Simon Property Group LP
02/01/40	6.750%	3,000,000	4,026,009
Total			10,726,005
Retailers 0.2%
Asbury Automotive Group, Inc.
12/15/24	6.000%	78,000	81,120
CVS Health Corp.
07/20/22	3.500%	5,000,000	5,162,510
CVS Pass-Through Trust(a)
01/10/32	7.507%	290,847	362,893
Group 1 Automotive, Inc.
06/01/22	5.000%	22,000	22,660
Hanesbrands, Inc.(a)
05/15/24	4.625%	102,000	101,107
Home Depot, Inc. (The)
04/01/26	3.000%	5,000,000	5,005,605
L Brands, Inc.
11/01/35	6.875%	159,000	152,839
Penske Automotive Group, Inc.
12/01/24	5.375%	36,000	36,540
05/15/26	5.500%	64,000	63,565
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	25,000	29,875
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	175,000	180,250

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Target Corp.
07/01/24	3.500%	1,800,000	1,868,344
Total			13,067,308
Technology 0.6%
Apple, Inc.
02/09/24	3.000%	8,400,000	8,493,248
Camelot Finance SA(a)
10/15/24	7.875%	156,000	166,140
Cisco Systems, Inc.
09/20/26	2.500%	6,000,000	5,756,454
Equinix, Inc.
04/01/20	4.875%	132,000	135,300
01/01/22	5.375%	25,000	26,406
04/01/23	5.375%	111,000	115,163
01/15/26	5.875%	248,000	264,894
First Data Corp.(a)
08/15/23	5.375%	183,000	190,320
12/01/23	7.000%	548,000	589,100
01/15/24	5.000%	39,000	39,828
01/15/24	5.750%	295,000	305,694
Hewlett Packard Enterprise Co.(b)
10/15/45	6.350%	5,665,000	5,915,348
Infor US, Inc.(a)
08/15/20	5.750%	23,000	23,863
Informatica LLC(a)
07/15/23	7.125%	163,000	157,458
Microsoft Corp.
02/06/24	2.875%	7,915,000	7,969,487
MSCI, Inc.(a)
11/15/24	5.250%	208,000	218,920
08/15/25	5.750%	171,000	182,115
08/01/26	4.750%	80,000	80,440
Oracle Corp.
04/15/38	6.500%	4,000,000	5,243,592
PTC, Inc.
05/15/24	6.000%	257,000	274,347
Qualitytech LP/Finance Corp.
08/01/22	5.875%	507,000	526,012
Riverbed Technology, Inc.(a)
03/01/23	8.875%	66,000	70,455
Sensata Technologies UK Financing Co. PLC(a)
02/15/26	6.250%	251,000	270,452
Solera LLC/Finance, Inc.(a)
03/01/24	10.500%	322,000	367,080
Symantec Corp.(a)
04/15/25	5.000%	243,000	249,426
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc.
05/01/23	4.625%	368,000	375,360
Total			38,006,902
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%	233,000	223,098
ERAC U.S.A. Finance LLC(a)
10/15/37	7.000%	5,406,000	6,973,513
Hertz Corp. (The)(a)
10/15/24	5.500%	399,000	360,097
Total			7,556,708
Wireless 0.2%
Rogers Communications, Inc.
11/15/26	2.900%	7,400,000	7,022,659
SBA Communications Corp
07/15/22	4.875%	180,000	184,050
SBA Communications Corp.(a)
09/01/24	4.875%	682,000	678,522
SFR Group SA(a)
05/15/22	6.000%	444,000	460,512
05/01/26	7.375%	601,000	622,786
Sprint Communications, Inc.(a)
03/01/20	7.000%	497,000	542,973
Sprint Corp.
06/15/24	7.125%	132,000	142,519
02/15/25	7.625%	1,157,000	1,290,055
T-Mobile USA, Inc.
04/28/22	6.731%	14,000	14,560
03/01/23	6.000%	75,000	79,313
04/01/23	6.625%	657,000	698,062
04/28/23	6.836%	74,000	78,928
01/15/24	6.500%	52,000	55,874
03/01/25	6.375%	21,000	22,575
01/15/26	6.500%	1,158,000	1,272,352
Wind Acquisition Finance SA(a)
04/30/20	6.500%	111,000	115,174
07/15/20	4.750%	76,000	77,235
04/23/21	7.375%	67,000	69,764
Total			13,427,913
Wirelines 0.6%
AT&T, Inc.
08/15/40	6.000%	10,500,000	11,517,513
CenturyLink, Inc.
03/15/22	5.800%	220,000	226,600
12/01/23	6.750%	45,000	47,081
04/01/24	7.500%	309,000	332,175
04/01/25	5.625%	112,000	108,920

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2017	21

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Telekom International Finance BV
08/20/18	6.750%	5,000,000	5,354,265
Frontier Communications Corp.
09/15/20	8.875%	76,000	80,560
07/01/21	9.250%	22,000	23,155
09/15/22	10.500%	108,000	112,285
01/15/23	7.125%	59,000	53,395
01/15/25	6.875%	262,000	220,735
09/15/25	11.000%	806,000	810,030
Level 3 Communications, Inc.
12/01/22	5.750%	44,000	45,595
Level 3 Financing, Inc.
08/15/22	5.375%	127,000	131,667
01/15/24	5.375%	224,000	229,880
Level 3 Financing, Inc.(a)
03/15/26	5.250%	294,000	296,573
Orange SA
07/08/19	5.375%	5,001,000	5,370,314
Telecom Italia SpA(a)
05/30/24	5.303%	191,000	194,104
Telefonica Emisiones SAU
06/20/36	7.045%	2,800,000	3,365,110
Verizon Communications, Inc.
03/15/34	5.050%	8,000,000	8,224,528
11/01/34	4.400%	3,000,000	2,880,012
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	238,000	251,685
05/15/25	6.375%	298,000	321,095
Zayo Group LLC/Capital, Inc.(a)
01/15/27	5.750%	185,000	195,601
Total			40,392,878
Total Corporate Bonds & Notes (Cost $801,588,880)			810,380,996

Foreign Government Obligations 0.5%

Canada 0.4%
Province of Ontario
02/14/18	1.200%	11,000,000	10,985,920
Province of Quebec
05/14/18	4.625%	10,000,000	10,378,420
Total			21,364,340
Mexico 0.1%
Petroleos Mexicanos(a)
03/13/27	6.500%	8,000,000	8,502,000
Total Foreign Government Obligations (Cost $29,356,136)			29,866,340

Inflation-Indexed Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.7%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	41,703,416	42,521,804
Total Inflation-Indexed Bonds (Cost $41,797,712)			42,521,804

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 0.1%
State of Illinois
Unlimited General Obligation Bonds
Taxable Series 2011
03/01/17	5.365%	6,000,000	6,000,607
Total Municipal Bonds (Cost $6,000,000)			6,000,607

Residential Mortgage-Backed Securities - Agency 8.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/38	6.500%	8,477	9,786
03/01/17- 10/01/39	6.000%	986,677	1,120,928
12/01/17- 01/01/39	5.500%	601,185	659,817
08/01/18- 05/01/41	5.000%	1,455,498	1,588,883
10/01/26- 06/01/46	3.500%	139,771,529	143,597,473
06/01/32- 07/01/32	7.000%	410,599	473,795
05/01/39- 06/01/41	4.500%	5,430,560	5,850,805
12/01/42- 06/01/45	3.000%	36,570,684	36,352,006
12/01/42- 12/01/45	4.000%	67,349,851	70,865,865
CMO Series 1614 Class MZ
11/15/23	6.500%	12,872	13,993
Federal Home Loan Mortgage Corp.(e)
01/01/32	3.000%	6,222,299	6,407,880
03/13/47	3.500%	11,800,000	12,093,617
Federal Home Loan Mortgage Corp.(b)
08/01/36	2.990%	29,301	30,921
12/01/36	3.265%	3,698	3,855

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
09/01/17	6.000%	6,428	6,445
12/01/20	5.000%	53,687	56,353
06/01/31	7.000%	213,461	248,916
03/01/17- 03/01/37	6.500%	392,139	442,494
08/01/18- 02/01/38	5.500%	259,126	286,893
12/01/25- 07/01/46	3.500%	135,905,773	140,103,310
07/01/27- 10/01/46	3.000%	64,292,800	65,313,990
01/01/29- 10/01/45	4.000%	63,622,721	66,887,441
05/01/40- 06/01/44	4.500%	6,927,713	7,458,130
Federal National Mortgage Association(e)
02/01/32	3.000%	12,375,000	12,738,376
Total Residential Mortgage-Backed Securities - Agency (Cost $576,864,879)			572,611,972

Residential Mortgage-Backed Securities - Non-Agency 1.2%

Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/55	4.000%	4,476,816	4,598,272
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/46	3.000%	1,401,339	1,413,995
COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A1
09/25/46	2.750%	4,686,513	4,725,997
CMO Series 2016-3 Class A1
12/26/46	2.800%	7,878,594	7,885,844
Equifirst Mortgage Loan Trust(b)
CMO Series 2003-1 Class IF1
12/25/32	4.010%	65,760	66,200
JPMorgan Resecuritization Trust(a),(b)
CMO Series 2009-12 Class 9A1
05/26/36	3.062%	159,186	159,364
Mill City Mortgage Trust(a)
CMO Series 2015-1 Class A1
06/25/56	2.230%	1,949,820	1,951,279
CMO Series 2016-1 Class A1
04/25/57	2.500%	4,628,577	4,604,662
Series 2015-2 Class A1
09/25/57	3.000%	3,708,795	3,730,385
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/56	3.750%	3,553,932	3,609,303
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Mortgage Loan Trust(a)
CMO Series 2013-2A Class A
12/25/65	1.780%	409,833	409,024
CMO Series 2013-3A Class A
09/25/57	1.870%	1,156,384	1,149,169
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/55	3.500%	4,226,876	4,305,379
CMO Series 2015-4 Class A1
04/25/55	3.500%	2,925,936	2,968,667
CMO Series 2015-6 Class A1
04/25/55	3.500%	4,621,125	4,703,005
CMO Series 2016-1 Class A1
02/25/55	3.500%	5,603,351	5,705,298
CMO Series 2016-2 Class A1
08/25/55	3.000%	6,922,250	6,951,839
CMO Series 2016-4 Class A1
07/25/56	2.250%	2,409,771	2,384,167
CMO Series 2017-1 Class A1
10/25/56	2.750%	4,825,000	4,819,688
Series 2016-3 Class A1
08/25/55	2.250%	3,814,630	3,776,470
Verus Securitization Trust(a),(b)
CMO Series 2017-1A Class A1
01/25/47	2.853%	4,600,000	4,604,214
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $74,746,350)			74,522,221

Senior Loans 0.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Holdings, LLC(b),(e),(f)
2nd Lien Term Loan
11/08/24	9.038%	403,991	411,566
Diversified Manufacturing 0.0%
Accudyne Industries Borrower SCA/LLC(b),(f)
Term Loan
12/13/19	4.000%	170,000	162,066
Independent Energy 0.0%
Chesapeake Energy Corp.(b),(f)
Tranche A Term Loan
08/23/21	8.553%	186,172	201,066

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2017	23

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
UFC Holdings LLC(b),(f)
2nd Lien Term Loan
08/18/24	8.500%	16,000	16,400
Retailers 0.0%
Rite Aid Corp.(b),(f)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	50,000	50,125
Technology 0.0%
Ancestry.com Operations, Inc.(b),(f)
2nd Lien Term Loan
10/19/24	9.250%	68,779	70,270
Genesys Telecom(b),(f)
Term Loan
12/01/23	5.025%	80,000	80,914
Information Resources, Inc.(b),(e),(f)
2nd Lien Term Loan
01/20/25	9.250%	388,000	385,412
Kronos, Inc.(b),(f)
2nd Lien Term Loan
11/01/24	9.284%	100,000	103,321
Total			639,917
Total Senior Loans (Cost $1,446,426)			1,481,140

U.S. Government & Agency Obligations 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(b)
02/10/20	0.822%	34,260,000	34,242,801
02/21/20	0.829%	49,450,000	49,420,973
Total U.S. Government & Agency Obligations (Cost $83,710,000)			83,663,774

U.S. Treasury Obligations 2.4%

U.S. Treasury
08/15/40	3.875%	38,225,000	44,511,216
02/15/45	2.500%	118,050,000	107,051,990
Total U.S. Treasury Obligations (Cost $150,579,531)			151,563,206

Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(g),(h)	361,665,821	361,665,821
Total Money Market Funds (Cost $361,665,821)		361,665,821
Total Investments (Cost: $5,592,807,241)		6,418,397,614
Other Assets & Liabilities, Net		8,329,695
Net Assets		6,426,727,309

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2017, the value of these securities amounted to $364,345,408 or 5.67% of net assets.
(b)	Variable rate security.
(c)	Non-income producing investment.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2017, the value of these securities amounted to $8,750 which represents less than 0.01% of net assets.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	393,937,921	1,108,313,606	(1,140,585,706)	361,665,821	1,136	881,715	361,665,821
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Balanced Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	180,258,920	—	—	180,258,920
Commercial Mortgage-Backed Securities - Agency	—	128,244,527	—	—	128,244,527
Commercial Mortgage-Backed Securities - Non-Agency	—	119,333,566	—	—	119,333,566
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2017	25

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Common Stocks
Consumer Discretionary	492,145,518	—	—	—	492,145,518
Consumer Staples	336,002,370	—	—	—	336,002,370
Energy	251,203,496	—	—	—	251,203,496
Financials	662,565,366	—	—	—	662,565,366
Health Care	596,885,663	—	—	—	596,885,663
Industrials	349,188,860	—	—	—	349,188,860
Information Technology	867,527,467	—	—	—	867,527,467
Materials	79,610,267	—	—	—	79,610,267
Real Estate	61,862,397	—	—	—	61,862,397
Telecommunication Services	110,547,138	—	—	—	110,547,138
Utilities	48,744,178	—	—	—	48,744,178
Total Common Stocks	3,856,282,720	—	—	—	3,856,282,720
Corporate Bonds & Notes	—	810,380,996	—	—	810,380,996
Foreign Government Obligations	—	29,866,340	—	—	29,866,340
Inflation-Indexed Bonds	—	42,521,804	—	—	42,521,804
Municipal Bonds	—	6,000,607	—	—	6,000,607
Residential Mortgage-Backed Securities - Agency	—	572,611,972	—	—	572,611,972
Residential Mortgage-Backed Securities - Non-Agency	—	69,918,007	4,604,214	—	74,522,221
Senior Loans	—	1,481,140	—	—	1,481,140
U.S. Government & Agency Obligations	—	83,663,774	—	—	83,663,774
U.S. Treasury Obligations	151,563,206	—	—	—	151,563,206
Money Market Funds	—	—	—	361,665,821	361,665,821
Total Investments	4,007,845,926	2,044,281,653	4,604,214	361,665,821	6,418,397,614
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,046,845	-	-	2,046,845
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Balanced Fund | Semiannual Report 2017

Statement of Assets and Liabilities
February 28, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$5,231,141,420
Affiliated issuers, at cost	361,665,821
Total investments, at cost	5,592,807,241
Investments, at value
Unaffiliated issuers, at value	6,056,731,793
Affiliated issuers, at value	361,665,821
Total investments, at value	6,418,397,614
Cash	223
Receivable for:
Investments sold	34,354,119
Investments sold on a delayed delivery basis	407,272
Capital shares sold	18,589,857
Dividends	6,697,795
Interest	11,667,436
Foreign tax reclaims	112,890
Prepaid expenses	18,490
Trustees’ deferred compensation plan	93,075
Other assets	184,438
Total assets	6,490,523,209
Liabilities
Payable for:
Investments purchased	21,237,653
Investments purchased on a delayed delivery basis	31,416,782
Capital shares purchased	10,090,057
Management services fees	102,451
Distribution and/or service fees	63,538
Transfer agent fees	634,654
Plan administration fees	463
Compensation of board members	10,019
Compensation of chief compliance officer	342
Other expenses	146,866
Trustees’ deferred compensation plan	93,075
Total liabilities	63,795,900
Net assets applicable to outstanding capital stock	$6,426,727,309
Represented by
Paid in capital	5,618,011,068
Undistributed net investment income	11,459,987
Accumulated net realized loss	(28,334,119)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	825,590,373
Total - representing net assets applicable to outstanding capital stock	$6,426,727,309
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2017	27

Statement of Assets and Liabilities  (continued)
February 28, 2017 (Unaudited)
Class A
Net assets	$3,349,199,387
Shares outstanding	86,539,508
Net asset value per share	$38.70
Maximum offering price per share(a)	$41.06
Class B
Net assets	$4,386,552
Shares outstanding	113,787
Net asset value per share	$38.55
Class C
Net assets	$1,431,180,573
Shares outstanding	37,101,693
Net asset value per share	$38.57
Class K
Net assets	$742,268
Shares outstanding	19,213
Net asset value per share	$38.63
Class R
Net assets	$86,356,240
Shares outstanding	2,231,550
Net asset value per share	$38.70
Class R4
Net assets	$155,842,570
Shares outstanding	3,997,120
Net asset value per share	$38.99
Class R5
Net assets	$232,968,198
Shares outstanding	6,024,623
Net asset value per share	$38.67
Class Y
Net assets	$153,753,064
Shares outstanding	3,942,103
Net asset value per share	$39.00
Class Z
Net assets	$1,012,298,457
Shares outstanding	26,197,694
Net asset value per share	$38.64

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Balanced Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended February 28, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$35,518,745
Dividends — affiliated issuers	881,715
Interest	25,291,191
Foreign taxes withheld	(78,875)
Total income	61,612,776
Expenses:
Management services fees	17,242,997
Distribution and/or service fees
Class A	3,850,366
Class B	27,283
Class C	6,646,618
Class R	203,457
Transfer agent fees
Class A	1,889,338
Class B	3,364
Class C	815,082
Class K	5,176
Class R	49,935
Class R4	79,842
Class R5	53,048
Class Y	2,862
Class Z	563,997
Plan administration fees
Class K	24,590
Compensation of board members	66,699
Custodian fees	35,385
Printing and postage fees	227,083
Registration fees	260,240
Audit fees	20,752
Legal fees	73,807
Compensation of chief compliance officer	1,237
Other	(46,974)
Total expenses	32,096,184
Net investment income	29,516,592
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,455,057
Investments — affiliated issuers	1,136
Foreign currency translations	(1,232)
Futures contracts	(1,702,364)
Net realized gain	6,752,597
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	210,547,437
Futures contracts	144,843
Net change in unrealized appreciation (depreciation)	210,692,280
Net realized and unrealized gain	217,444,877
Net increase in net assets resulting from operations	$246,961,469
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2017	29

Statement of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment income	$29,516,592	$41,740,578
Net realized gain (loss)	6,752,597	(1,994,599)
Net change in unrealized appreciation (depreciation)	210,692,280	340,586,437
Net increase in net assets resulting from operations	246,961,469	380,332,416
Distributions to shareholders
Net investment income
Class A	(18,205,177)	(35,023,138)
Class B	(13,003)	(69,193)
Class C	(2,948,407)	(6,204,832)
Class K	(148,641)	(383,278)
Class R	(379,650)	(660,979)
Class R4	(891,941)	(999,615)
Class R5	(1,456,144)	(2,390,624)
Class Y	(1,012,081)	(1,525,806)
Class Z	(6,516,523)	(10,613,315)
Net realized gains
Class A	(10,277,146)	(40,972,070)
Class B	(18,534)	(153,615)
Class C	(4,465,030)	(14,622,344)
Class K	(75,695)	(420,956)
Class R	(268,851)	(926,491)
Class R4	(429,875)	(955,301)
Class R5	(637,036)	(2,361,482)
Class Y	(444,743)	(1,330,113)
Class Z	(3,039,354)	(10,356,825)
Total distributions to shareholders	(51,227,831)	(129,969,977)
Increase in net assets from capital stock activity	615,860,961	2,103,451,935
Total increase in net assets	811,594,599	2,353,814,374
Net assets at beginning of period	5,615,132,710	3,261,318,336
Net assets at end of period	$6,426,727,309	$5,615,132,710
Undistributed net investment income	$11,459,987	$13,514,962
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Balanced Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)		August 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	15,892,575	594,901,452	38,196,367	1,373,016,007
Distributions reinvested	727,806	27,180,562	1,999,566	71,224,030
Redemptions	(8,954,083)	(335,694,187)	(13,991,552)	(504,067,901)
Net increase	7,666,298	286,387,827	26,204,381	940,172,136
Class B
Subscriptions	12,675	471,659	59,327	2,128,664
Distributions reinvested	775	28,932	5,773	204,975
Redemptions (a)	(70,121)	(2,625,125)	(142,320)	(5,077,895)
Net decrease	(56,671)	(2,124,534)	(77,220)	(2,744,256)
Class C
Subscriptions	6,694,205	249,874,561	19,540,243	701,075,793
Distributions reinvested	182,242	6,806,099	532,278	18,919,620
Redemptions	(3,586,464)	(134,215,498)	(3,419,494)	(122,654,511)
Net increase	3,289,983	122,465,162	16,653,027	597,340,902
Class K
Subscriptions	37,741	1,414,363	68,707	2,430,168
Distributions reinvested	6,018	224,232	22,615	803,862
Redemptions	(651,384)	(24,501,132)	(87,211)	(3,173,881)
Net increase (decrease)	(607,625)	(22,862,537)	4,111	60,149
Class R
Subscriptions	553,166	20,706,422	1,439,975	51,690,440
Distributions reinvested	9,176	342,934	26,919	959,273
Redemptions	(459,936)	(17,291,640)	(373,956)	(13,470,118)
Net increase	102,406	3,757,716	1,092,938	39,179,595
Class R4
Subscriptions	1,507,527	56,903,358	2,526,108	92,297,483
Distributions reinvested	34,166	1,284,563	51,084	1,833,811
Redemptions	(509,178)	(19,324,493)	(680,087)	(24,683,149)
Net increase	1,032,515	38,863,428	1,897,105	69,448,145
Class R5
Subscriptions	1,894,588	71,101,167	4,269,929	153,979,342
Distributions reinvested	56,016	2,087,841	133,516	4,750,215
Redemptions	(756,732)	(28,326,174)	(2,673,498)	(95,400,884)
Net increase	1,193,872	44,862,834	1,729,947	63,328,673
Class Y
Subscriptions	1,143,447	43,110,065	1,765,549	63,873,858
Distributions reinvested	36,483	1,371,618	72,198	2,591,074
Redemptions	(371,356)	(14,012,088)	(527,260)	(19,104,289)
Net increase	808,574	30,469,595	1,310,487	47,360,643
Class Z
Subscriptions	7,448,912	278,641,746	13,344,310	479,768,783
Distributions reinvested	203,878	7,595,128	470,931	16,746,774
Redemptions	(4,601,172)	(172,195,404)	(4,101,024)	(147,209,609)
Net increase	3,051,618	114,041,470	9,714,217	349,305,948
Total net increase	16,480,970	615,860,961	58,528,993	2,103,451,935

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2017	31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2017 (c)	$37.54	0.21	1.30	1.51	(0.23)	(0.12)
8/31/2016	$35.80	0.38	2.62	3.00	(0.58)	(0.68)
8/31/2015	$37.01	0.75 (f)	(0.23)	0.52	(0.40)	(1.33)
8/31/2014	$31.83	0.32	5.16	5.48	(0.30)	—
8/31/2013	$28.21	0.28	3.64	3.92	(0.30)	—
8/31/2012	$26.06	0.33	2.97	3.30	(0.34)	(0.81)
Class B
2/28/2017 (c)	$37.39	0.06	1.31	1.37	(0.09)	(0.12)
8/31/2016	$35.67	0.10	2.61	2.71	(0.31)	(0.68)
8/31/2015	$36.91	0.30 (f)	(0.06)	0.24	(0.15)	(1.33)
8/31/2014	$31.75	0.06	5.15	5.21	(0.05)	—
8/31/2013	$28.15	0.05	3.63	3.68	(0.08)	—
8/31/2012	$26.00	0.13	2.97	3.10	(0.14)	(0.81)
Class C
2/28/2017 (c)	$37.42	0.07	1.29	1.36	(0.09)	(0.12)
8/31/2016	$35.68	0.11	2.62	2.73	(0.31)	(0.68)
8/31/2015	$36.92	0.56 (f)	(0.32)	0.24	(0.15)	(1.33)
8/31/2014	$31.75	0.07	5.14	5.21	(0.05)	—
8/31/2013	$28.15	0.05	3.63	3.68	(0.08)	—
8/31/2012	$25.99	0.13	2.98	3.11	(0.14)	(0.81)
Class K
2/28/2017 (c)	$37.48	0.20	1.31	1.51	(0.24)	(0.12)
8/31/2016	$35.75	0.41	2.61	3.02	(0.61)	(0.68)
8/31/2015	$36.96	0.69 (f)	(0.13)	0.56	(0.44)	(1.33)
8/31/2014	$31.80	0.35	5.15	5.50	(0.34)	—
8/31/2013	$28.18	0.31	3.64	3.95	(0.33)	—
8/31/2012	$26.02	0.35	2.98	3.33	(0.36)	(0.81)
Class R
2/28/2017 (c)	$37.54	0.16	1.30	1.46	(0.18)	(0.12)
8/31/2016	$35.79	0.29	2.63	2.92	(0.49)	(0.68)
8/31/2015	$37.01	0.73 (f)	(0.31)	0.42	(0.31)	(1.33)
8/31/2014	$31.82	0.24	5.15	5.39	(0.21)	—
8/31/2013	$28.19	0.20	3.65	3.85	(0.22)	—
8/31/2012	$26.04	0.27	2.97	3.24	(0.28)	(0.81)
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Balanced Fund | Semiannual Report 2017

Total distributions to shareholders	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.35)	—	$38.70	4.05%	0.98% (d)	0.98% (d)	1.11% (d)	35%	$3,349,199
(1.26)	—	$37.54	8.60%	1.03%	1.03% (e)	1.06%	60%	$2,960,832
(1.73)	—	$35.80	1.38%	1.06%	1.06% (e)	2.03%	102%	$1,885,538
(0.30)	—	$37.01	17.29%	1.09%	1.09% (e)	0.94%	109%	$1,344,071
(0.30)	—	$31.83	13.97%	1.14%	1.13% (e)	0.91%	141%	$994,163
(1.15)	—	$28.21	13.14%	1.16%	1.11% (e)	1.24%	130%	$774,214

(0.21)	—	$38.55	3.67%	1.73% (d)	1.73% (d)	0.32% (d)	35%	$4,387
(0.99)	—	$37.39	7.75%	1.77%	1.77% (e)	0.28%	60%	$6,374
(1.48)	—	$35.67	0.63%	1.81%	1.81% (e)	0.82%	102%	$8,834
(0.05)	—	$36.91	16.40%	1.84%	1.84% (e)	0.18%	109%	$12,504
(0.08)	—	$31.75	13.12%	1.89%	1.88% (e)	0.16%	141%	$12,225
(0.95)	—	$28.15	12.30%	1.91%	1.86% (e)	0.49%	130%	$11,910

(0.21)	—	$38.57	3.64%	1.73% (d)	1.73% (d)	0.36% (d)	35%	$1,431,181
(0.99)	—	$37.42	7.80%	1.78%	1.78% (e)	0.32%	60%	$1,265,079
(1.48)	—	$35.68	0.63%	1.81%	1.81% (e)	1.52%	102%	$612,243
(0.05)	0.01	$36.92	16.44% (g)	1.84%	1.84% (e)	0.19%	109%	$295,665
(0.08)	—	$31.75	13.12%	1.89%	1.88% (e)	0.16%	141%	$149,581
(0.95)	—	$28.15	12.34%	1.91%	1.86% (e)	0.50%	130%	$74,771

(0.36)	—	$38.63	4.07%	0.90% (d)	0.90% (d)	1.06% (d)	35%	$742
(1.29)	—	$37.48	8.69%	0.93%	0.93%	1.15%	60%	$23,494
(1.77)	—	$35.75	1.49%	0.95%	0.95%	1.86%	102%	$22,260
(0.34)	—	$36.96	17.39%	0.97%	0.97%	1.00%	109%	$23,303
(0.33)	—	$31.80	14.11%	1.01%	1.01%	1.02%	141%	$70,411
(1.17)	—	$28.18	13.26%	1.03%	1.03%	1.32%	130%	$60,735

(0.30)	—	$38.70	3.91%	1.23% (d)	1.23% (d)	0.86% (d)	35%	$86,356
(1.17)	—	$37.54	8.35%	1.28%	1.28% (e)	0.82%	60%	$79,917
(1.64)	—	$35.79	1.10%	1.31%	1.31% (e)	1.97%	102%	$37,089
(0.21)	0.01	$37.01	17.04% (g)	1.34%	1.34% (e)	0.69%	109%	$21,445
(0.22)	—	$31.82	13.73%	1.39%	1.38% (e)	0.64%	141%	$13,113
(1.09)	—	$28.19	12.87%	1.42%	1.36% (e)	1.01%	130%	$2,740
Columbia Balanced Fund | Semiannual Report 2017	33

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R4
2/28/2017 (c)	$37.82	0.26	1.30	1.56	(0.27)	(0.12)
8/31/2016	$36.06	0.48	2.63	3.11	(0.67)	(0.68)
8/31/2015	$37.27	0.88 (f)	(0.27)	0.61	(0.49)	(1.33)
8/31/2014	$32.03	0.42	5.18	5.60	(0.38)	—
8/31/2013 (h)	$28.25	0.29	3.76	4.05	(0.27)	—
Class R5
2/28/2017 (c)	$37.51	0.27	1.30	1.57	(0.29)	(0.12)
8/31/2016	$35.78	0.51	2.60	3.11	(0.70)	(0.68)
8/31/2015	$36.99	0.97 (f)	(0.32)	0.65	(0.53)	(1.33)
8/31/2014	$31.80	0.45	5.14	5.59	(0.42)	—
8/31/2013	$28.17	0.39	3.64	4.03	(0.40)	—
8/31/2012	$26.02	0.42	2.97	3.39	(0.43)	(0.81)
Class Y
2/28/2017 (c)	$37.83	0.28	1.31	1.59	(0.30)	(0.12)
8/31/2016	$36.07	0.53	2.63	3.16	(0.72)	(0.68)
8/31/2015	$37.28	1.21 (f)	(0.54)	0.67	(0.55)	(1.33)
8/31/2014	$32.04	0.47	5.19	5.66	(0.44)	—
8/31/2013 (i)	$28.25	0.34	3.75	4.09	(0.30)	—
Class Z
2/28/2017 (c)	$37.48	0.25	1.30	1.55	(0.27)	(0.12)
8/31/2016	$35.75	0.47	2.61	3.08	(0.67)	(0.68)
8/31/2015	$36.96	0.83 (f)	(0.22)	0.61	(0.49)	(1.33)
8/31/2014	$31.78	0.41	5.15	5.56	(0.38)	—
8/31/2013	$28.17	0.35	3.63	3.98	(0.37)	—
8/31/2012	$26.02	0.40	2.96	3.36	(0.40)	(0.81)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year ended	Class A	Class B	Class C	Class K	Class R	Class R4	Class R5	Class Y	Class Z
08/31/2015	$ 0.48	$ 0.32	$ 0.56	$ 0.39	$ 0.55	$ 0.51	$ 0.57	$ 0.78	$ 0.47

(g)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%, 0.03%, 0.05%, 0.05% and 0.04% for Class C, R, R4, R5 and Y respectively.
(h)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Balanced Fund | Semiannual Report 2017

Total distributions to shareholders	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.39)	—	$38.99	4.17%	0.73% (d)	0.73% (d)	1.37% (d)	35%	$155,843
(1.35)	—	$37.82	8.86%	0.78%	0.78% (e)	1.33%	60%	$112,108
(1.82)	—	$36.06	1.62%	0.81%	0.81% (e)	2.37%	102%	$38,489
(0.38)	0.02	$37.27	17.64% (g)	0.84%	0.84% (e)	1.21%	109%	$15,596
(0.27)	—	$32.03	14.40%	0.88% (d)	0.88% (d),(e)	1.14% (d)	141%	$3,515

(0.41)	—	$38.67	4.23%	0.66% (d)	0.66% (d)	1.44% (d)	35%	$232,968
(1.38)	—	$37.51	8.96%	0.68%	0.68%	1.41%	60%	$181,221
(1.86)	—	$35.78	1.74%	0.70%	0.70%	2.63%	102%	$110,946
(0.42)	0.02	$36.99	17.76% (g)	0.73%	0.73%	1.30%	109%	$47,848
(0.40)	—	$31.80	14.42%	0.76%	0.76%	1.26%	141%	$29,617
(1.24)	—	$28.17	13.52%	0.78%	0.78%	1.57%	130%	$15

(0.42)	—	$39.00	4.24%	0.61% (d)	0.61% (d)	1.49% (d)	35%	$153,753
(1.40)	—	$37.83	9.02%	0.63%	0.63%	1.47%	60%	$118,553
(1.88)	—	$36.07	1.78%	0.66%	0.66%	3.27%	102%	$65,758
(0.44)	0.02	$37.28	17.84% (g)	0.68%	0.68%	1.35%	109%	$17,106
(0.30)	—	$32.04	14.54%	0.70% (d)	0.70% (d)	1.34% (d)	141%	$9,784

(0.39)	—	$38.64	4.18%	0.73% (d)	0.73% (d)	1.36% (d)	35%	$1,012,298
(1.35)	—	$37.48	8.85%	0.78%	0.78% (e)	1.32%	60%	$867,554
(1.82)	—	$35.75	1.64%	0.81%	0.81% (e)	2.24%	102%	$480,162
(0.38)	—	$36.96	17.60%	0.84%	0.84% (e)	1.18%	109%	$364,457
(0.37)	—	$31.78	14.24%	0.89%	0.88% (e)	1.16%	141%	$308,945
(1.21)	—	$28.17	13.42%	0.91%	0.86% (e)	1.49%	130%	$284,934
Columbia Balanced Fund | Semiannual Report 2017	35

Notes to Financial Statements
February 28, 2017 (Unaudited)
Note 1. Organization
Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc. are specifically authorized to sell Class T shares. Class T shares commenced operations on April 3, 2017.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
36	Columbia Balanced Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to Other expenses on the Statement of Operations. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued, which may include utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Columbia Balanced Fund | Semiannual Report 2017	37

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
38	Columbia Balanced Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Columbia Balanced Fund | Semiannual Report 2017	39

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,702,364)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	144,843
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	6,058,985

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2017.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
40	Columbia Balanced Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Columbia Balanced Fund | Semiannual Report 2017	41

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
42	Columbia Balanced Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2017 was 0.58% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Balanced Fund | Semiannual Report 2017	43

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class Y shares. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class and Class Y shares did not pay transfer agency fees.
For the six months ended February 28, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Class B	0.12
Class C	0.12
Class K	0.053
Class R	0.12
Class R4	0.12
Class R5	0.054
Class Y	0.004
Class Z	0.12
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At February 28, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $13,068. The liability remaining at February 28, 2017 for non-recurring charges associated with the lease amounted to $8,413 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at February 28, 2017 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,553, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2017, no minimum account balance fees were charged by the Fund.
44	Columbia Balanced Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2017, if any, are listed below:
Amount ($)
Class A	6,078,827
Class B	404
Class C	101,064
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	January 1, 2017 through December 31, 2017	Prior to Janruary 1, 2017
Class A	1.180%	1.20%
Class B	1.930	1.95
Class C	1.930	1.95
Class K	1.165	1.14
Class R	1.430	1.45
Class R4	0.930	0.95
Class R5	0.915	0.89
Class Y	0.865	0.84
Class Z	0.930	0.95
Columbia Balanced Fund | Semiannual Report 2017	45

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
5,592,807,000	849,276,000	(23,685,000)	825,591,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,601,766,707 and $1,959,478,733, respectively, for the six months ended February 28, 2017, of which $745,994,889 and $558,160,628, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility
46	Columbia Balanced Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At February 28, 2017, one unaffiliated shareholder of record owned 11.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 38.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory
Columbia Balanced Fund | Semiannual Report 2017	47

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
48	Columbia Balanced Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Balanced Fund | Semiannual Report 2017	49

Columbia Balanced Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR120_08_G01_(04/17)

SemiAnnual Report
February 28, 2017
Multi-Manager Total Return Bond Strategies Fund
(formerly ACTIVE PORTFOLIOS® MULTI-MANAGER TOTAL RETURN BOND FUND)
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Multi-Manager Total Return Bond Strategies Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Multi-Manager Total Return Bond Strategies Fund   |  Semiannual Report 2017

Multi-Manager Total Return Bond Strategies Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Multi-Manager Total Return Bond Strategies Fund (the Fund) seeks total return, consisting of capital appreciation and current income.
Portfolio management
Columbia Management Investment Advisers, LLC
Brian Lavin, CFA
Carl Pappo, CFA
Jason Callan
Loomis, Sayles & Company, L.P.
Christopher Harms
Clifton Rowe, CFA
Kurt Wagner, CFA, CIC
PGIM, Inc., the asset management arm of Prudential (Prudential)
Michael Collins, CFA
Robert Tipp, CFA
Richard Piccirillo
Gregory Peters
TCW Investment Management Company LLC
Stephen Kane, CFA
Laird Landmann
Tad Rivelle
Bryan Whalen, CFA
Average annual total returns (%) (for the period ended February 28, 2017)
	Inception	6 Months cumulative	1 Year	Life
Class A	04/20/12	-1.64	3.10	2.53
Class Z *	01/03/17	-1.61	3.13	2.54
Bloomberg Barclays U.S. Aggregate Bond Index		-2.19	1.42	2.23
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2017)
Asset-Backed Securities — Agency	0.4
Asset-Backed Securities — Non-Agency	12.4
Commercial Mortgage-Backed Securities - Agency	1.8
Commercial Mortgage-Backed Securities - Non-Agency	4.5
Common Stocks	0.0 (a)
Corporate Bonds & Notes	33.9
Fixed-Income Funds	1.2
Foreign Government Obligations	1.6
Inflation-Indexed Bonds	0.4
Money Market Funds	3.4
Municipal Bonds	0.7
Preferred Debt	0.2
Residential Mortgage-Backed Securities - Agency	16.7
Residential Mortgage-Backed Securities - Non-Agency	3.0
Senior Loans	0.4
Treasury Bills	0.2
U.S. Government & Agency Obligations	1.5
U.S. Treasury Obligations	17.7
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at February 28, 2017)
AAA rating	55.3
AA rating	4.6
A rating	10.6
BBB rating	18.8
BB rating	4.0
B rating	2.8
CCC rating	1.0
CC rating	0.2
C rating	0.1
Not rated	2.6
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at February 28, 2017)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	77.6	22.4	100.0
Foreign Currency Derivative Contracts	-	0.0 (b)	0.0 (b)
Total Notional Market Value of Derivative Contracts	77.6	22.4	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
(b) Rounds to zero.

4	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2016 — February 28, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	983.60	1,020.93	3.84	3.91	0.78
Class Z	1,000.00	1,000.00	1012.60 (a)	1,022.12	0.82 (a)	2.71	0.54 (a)
(a)	Based on operations from January 3, 2017 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	5

Portfolio of Investments
February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2012-20C Class 1
03/01/32	2.510%	383,131	381,632
Series 2012-20G Class 1
07/01/32	2.380%	1,036,719	1,031,059
Series 2012-20I Class 1
09/01/32	2.200%	1,075,878	1,060,091
Series 2012-20J Class 1
10/01/32	2.180%	8,998,896	8,840,871
Series 2012-20L Class 1
12/01/32	1.930%	486,851	470,768
Series 2013-20C Class 1
03/01/33	2.220%	362,006	354,256
Series 2013-20E Class 1
05/01/33	2.070%	1,388,098	1,351,547
Series 2014-20D Class 1
04/01/34	3.110%	1,411,549	1,454,336
Series 2014-20F Class 1
06/01/34	2.990%	1,748,460	1,774,222
Series 2014-20I Class 1
09/01/34	2.920%	316,592	320,809
Series 2015-20C Class 1
03/01/35	2.720%	745,757	744,292
Series 2016-20F Class 1
06/01/36	2.180%	3,891,921	3,766,319
Series 2016-20K Class 1
11/01/36	2.570%	3,755,000	3,714,854
Series 2016-20L Class 1
12/01/36	2.810%	7,125,000	7,118,025
Total Asset-Backed Securities — Agency (Cost $32,389,310)			32,383,081

Asset-Backed Securities — Non-Agency 12.9%

A Voce CLO Ltd.(a),(b)
Series 2014-1A Class A1B
07/15/26	2.483%	2,290,000	2,291,308
Access Group, Inc.(b)
Series 2005-2 Class A3
11/22/24	1.232%	638,251	632,792
Adams Mill CLO Ltd.(a),(b)
Series 2014-1A Class A1
07/15/26	2.503%	15,000,000	15,056,550
Ally Master Owner Trust(b)
Series 2014-5 Class A1
10/15/19	1.260%	800,000	800,914
Ally Master Owner Trust
Series 2014-5 Class A2
10/15/19	1.600%	2,000,000	2,002,768
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmeriCredit Automobile Receivables Trust(b)
Series 2016-2 Class A2B
10/08/19	1.475%	876,612	878,394
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/22	2.300%	730,000	730,595
Subordinated, Series 2016-3 Class C
04/08/22	2.240%	6,430,000	6,270,953
Subordinated, Series 2016-4 Class B
12/08/21	1.830%	6,360,000	6,285,751
Anchorage Capital CLO 8 Ltd.(a),(b)
Series 2016-8A Class A1
07/28/28	2.689%	14,000,000	14,064,400
Apidos CLO XIX(a),(b)
Series 2014-19A Class A2
10/17/26	3.023%	12,500,000	12,512,050
Ares XXX CLO Ltd.(a),(b)
Series 2014-30A Class A2
04/20/23	1.880%	792,368	790,078
Ares XXXIX CLO Ltd.(a),(b)
Series 2016-39A Class A
07/18/28	2.554%	14,000,000	14,034,860
ARI Fleet Lease Trust(a)
Series 2014-A Class A2
11/15/22	0.810%	23,939	23,931
Ascentium Equipment Receivables LLC(a)
Series 2015-2A Class A2
12/11/17	1.570%	88,295	88,295
Atlas Senior Loan Fund V Ltd.(a),(b)
Series 2014-1A Class AR
07/16/26	2.298%	9,250,000	9,265,891
Avery Point V CLO Ltd.(a),(b)
Series 2014-5A Class A
07/17/26	2.483%	3,500,000	3,500,357
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2013-1A Class A
09/20/19	1.920%	3,170,000	3,169,628
Series 2014-1A Class A
07/20/20	2.460%	3,140,000	3,152,935
Series 2015-1A Class A
07/20/21	2.500%	3,600,000	3,603,871
Series 2015-2A Class A
12/20/21	2.630%	3,125,000	3,127,874
Series 2016-2A Class A
11/20/22	2.720%	8,600,000	8,566,705
Babson CLO Ltd.(a),(b)
Series 2015-IA Class A
04/20/27	2.460%	5,000,000	5,007,855

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ballyrock CLO Ltd.(a),(b)
Series 2016-1A Class A
10/15/28	2.406%	16,500,000	16,650,513
Battalion CLO X Ltd.(a),(b)
Series 2016-10A Class A1
01/24/29	2.434%	4,750,000	4,784,153
Benefit Street Partners CLO II Ltd.(a),(b)
Series 2013-IIA Class A1
07/15/24	2.223%	11,200,000	11,197,782
Benefit Street Partners CLO V Ltd.(a),(b),(c),(d)
Series 2014-VA Class AR
10/20/26	2.083%	11,000,000	11,000,000
Birchwood Park CLO Ltd.(a),(b),(d)
Series 2014-1A Class AR
07/15/26	2.203%	2,000,000	2,000,000
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
07/15/20	1.270%	800,000	800,592
Burnham Park CLO Ltd.(a),(b)
Series 2016-1A Class A
10/20/29	2.318%	9,500,000	9,536,366
Cabela’s Credit Card Master Note Trust(b)
Series 2014-1 Class A
03/16/20	1.120%	540,000	540,013
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	2,675,000	2,686,788
California Republic Auto Receivables Trust
Series 2016-2 Class A3
07/15/20	1.560%	1,980,000	1,974,258
Series 2017-1 Class A4
06/15/22	2.280%	4,210,000	4,209,494
Capital Auto Receivables Asset Trust
Series 2015-2 Class A3
09/20/19	1.730%	505,000	506,124
Capital One Multi-Asset Execution Trust
Series 2015-A4 Class A4
05/15/25	2.750%	5,665,000	5,771,412
Capital One Multi-Asset Execution Trust(b)
Series 2016-A1
02/15/22	1.220%	6,295,000	6,332,582
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2012-4A Class AR
01/20/29	2.330%	6,250,000	6,279,063
Series 2014-1A Class AR
04/17/25	2.180%	3,325,000	3,324,970
CarMax Auto Owner Trust
Series 2016-3 Class A3
05/17/21	1.390%	4,365,000	4,335,616
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-4 Class A2
11/15/19	1.210%	2,600,000	2,594,401
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
04/25/39	1.501%	1,629,433	1,623,423
Chase Issuance Trust(b)
Series 2016-A1 Class A
05/17/21	1.180%	9,505,000	9,549,021
Chase Issuance Trust
Series 2016-A4 Class A4
07/15/22	1.490%	6,245,000	6,141,935
Series 2016-A7 Class A7
09/16/19	1.060%	5,100,000	5,095,921
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
06/15/28	1.770%	2,800,000	2,809,294
Chesapeake Funding LLC(a),(b)
Series 2013-1A Class A
01/07/25	1.226%	289,667	289,527
Series 2014-1A Class A
03/07/26	1.196%	2,344,644	2,337,253
Series 2015-1A Class A
02/07/27	1.276%	1,302,560	1,301,464
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A2
01/15/20	1.360%	840,000	839,429
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
06/25/42	1.297%	906,221	807,412
CIT Mortgage Loan Trust(a),(b)
Series 2007-1 Class 1A
10/25/37	2.121%	12,120,078	12,062,491
Conn’s Receivables Funding LLC(a)
Series 2016-A Class A
04/16/18	4.680%	407,476	408,280
CPS Auto Receivables Trust(a)
Subordinated, Series 2016-B Class B
09/15/20	3.180%	1,970,000	1,959,860
Credit Acceptance Auto Loan Trust(a)
Series 2016-3A Class A
04/15/24	2.150%	2,130,000	2,117,373
Series 2017-1A Class A
10/15/25	2.560%	685,000	684,962
Subordinated, Series 2016-2A Class B
05/15/24	3.180%	6,300,000	6,324,155
Dell Equipment Finance Trust(a),(b)
Series 2015-2 Class A2B
12/22/17	1.677%	227,011	227,214

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dell Equipment Finance Trust(a)
Series 2016-1 Class A2
09/24/18	1.430%	880,000	879,455
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/24	2.390%	22,400,000	22,511,469
DRB Prime Student Loan Trust(a)
Series 2016-B Class A2
06/25/40	2.890%	1,925,273	1,915,630
Drive Auto Receivables Trust(a)
Series 2017-AA Class C
01/18/22	2.980%	1,240,000	1,248,511
Subordinated, Series 2016-BA Class C
07/15/22	3.190%	6,755,000	6,841,109
Subordinated, Series 2016-CA Class B
11/16/20	2.370%	2,410,000	2,400,694
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR
10/15/28	2.453%	5,000,000	5,009,165
Dryden XXIV Senior Loan Fund(a),(b)
Series 2012-24RA Class AR
11/15/23	2.329%	2,442,442	2,445,160
DT Auto Owner Trust(a)
Subordinated, Series 2014-1A Class D
01/15/21	3.980%	2,342,679	2,366,014
Subordinated, Series 2016-4A Class C
10/17/22	2.740%	9,455,000	9,450,482
Subordinated, Series 2017-1 Class C
11/15/22	2.700%	300,000	299,937
Earnest Student Loan Program LLC(a),(b)
Series 2016-C Class A1
10/27/36	2.621%	1,185,514	1,185,514
Series 2016-D Class A1
01/25/41	2.171%	1,030,763	1,047,464
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
04/26/32	1.571%	4,650,000	4,512,833
Educational Funding of the South, Inc.(b)
Series 2011-1 Class A2
04/25/35	1.688%	3,486,891	3,463,752
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
03/25/36	2.121%	2,700,000	2,735,228
Enterprise Fleet Financing LLC(a)
Series 2014-2 Class A2
03/20/20	1.050%	729,080	728,617
Series 2015-1 Class A2
09/20/20	1.300%	1,276,992	1,275,680
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2 Class A2
02/22/21	1.590%	1,826,201	1,826,591
Series 2016-2 Class A2
02/22/22	1.740%	1,600,000	1,597,282
First Investors Auto Owner Trust(a)
Series 2017-1A Class A2
03/15/22	2.200%	2,170,000	2,169,694
Flagship Credit Auto Trust(a)
Subordinated, Series 2015-3 Class B
03/15/22	3.680%	827,000	827,364
Subordinated, Series 2016-2
09/15/22	3.840%	1,855,000	1,863,557
Subordinated, Series 2016-3 Class B
06/15/21	2.430%	2,195,000	2,183,493
Subordinated, Series 2016-4 Class B
10/15/21	2.410%	1,160,000	1,149,141
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/26	2.120%	5,574,000	5,576,672
Series 2015-2 Class A
01/15/27	2.440%	2,655,000	2,672,278
Series 2016-1 Class A
08/15/27	2.310%	6,960,000	6,961,590
Series 2016-2 Class A
12/15/27	2.030%	16,140,000	15,907,921
Series 2017-1 Class A
08/15/28	2.620%	21,650,000	21,645,380
Ford Credit Auto Owner Trust
Series 2016-A Class A2A
12/15/18	1.120%	274,026	273,923
Series 2016-B Class A3
10/15/20	1.330%	2,115,000	2,105,860
Ford Credit Floorplan Master Owner Trust(a)
Series 2013-2 Class A
03/15/22	2.090%	3,775,000	3,772,570
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/29	3.090%	2,844,292	2,682,484
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/19	1.690%	1,755,000	1,757,810
Series 2016-2 Class A3
09/20/19	1.620%	5,450,000	5,446,093
Series 2016-3 Class A2A
02/20/19	1.350%	1,530,000	1,527,832
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2015-1 Class A2
05/15/20	1.270%	680,000	681,322

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-1 Class A2
05/17/21	1.620%	1,755,000	1,767,725
Goal Capital Funding Trust(b)
Series 2006-1 Class B
08/25/42	1.375%	1,180,091	1,090,477
Golden Credit Card Trust(a),(b)
Series 2015-3A Class A
07/15/19	1.190%	2,035,000	2,036,200
Goldentree Loan Opportunities VIII Ltd.(a),(b),(c)
Series 2014-8A Class AR
04/19/26	2.244%	6,000,000	6,000,000
Green Tree Agency Advance Funding Trust I(a)
Series 2016-T1 Class AT1
10/15/48	2.380%	2,200,000	2,184,380
Guggenheim CLO LP(a),(b)
Series 2015-1A Class A1
11/25/27	2.630%	16,750,000	16,793,215
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/20	1.410%	910,000	909,898
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/73	4.080%	2,443,586	2,454,875
Series 2014-2A Class A
01/17/73	3.610%	3,007,136	2,841,386
Hertz Fleet Lease Funding LP(a),(b)
Series 2013-3 Class A
12/10/27	1.322%	578,559	578,636
Series 2014-1 Class A
04/10/28	1.172%	865,225	865,314
Series 2015-1 Class A
07/10/29	1.333%	3,228,219	3,233,325
Series 2016-1 Class A1
04/10/30	1.863%	4,760,000	4,788,042
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/21	2.670%	1,390,000	1,369,856
Hertz Vehicle Financing LLC(a)
Series 2016-1A Class A
03/25/20	2.320%	1,620,000	1,613,116
Series 2016-3A Class A
07/25/20	2.270%	4,080,000	4,049,516
Higher Education Funding I(a),(b)
Series 2014-1 Class A
05/25/34	1.980%	3,818,318	3,808,481
Honda Auto Receivables Owner Trust
Series 2015-3 Class A3
04/18/19	1.270%	5,283,016	5,281,145
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Lease Securitization Trust(a)
Series 2015-B Class A2A
12/15/17	0.950%	211,524	211,511
Series 2017-A
08/17/20	1.880%	2,235,000	2,239,225
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
03/15/21	1.670%	725,000	730,896
ICG US CLO Ltd.(a),(b)
Series 2014-1A Class A1
04/20/26	2.180%	13,275,000	13,233,197
Jackson Mill CLO Ltd.(a),(b)
Series 2015-1A Class A
04/15/27	2.563%	9,750,000	9,780,703
Jamestown CLO IX Ltd.(a),(b)
Series 2016-9A Class A1B
10/20/28	2.320%	18,400,000	18,420,130
John Deere Owner Trust
Series 2016-A Class A2
10/15/18	1.150%	1,312,100	1,311,073
Kubota Credit Owner Trust(a)
Series 2016-1A Class A2
04/15/19	1.250%	1,380,000	1,375,831
KVK CLO Ltd.(a),(b),(c),(d)
Series 2014-1A Class A1R
05/15/26	2.339%	6,000,000	6,000,000
Lendmark Funding Trust(a)
Series 2016-2A Class A
04/21/25	3.260%	1,100,000	1,097,334
Madison Park Funding XVI Ltd.(a),(b)
Series 2014-12A Class AR
07/20/26	2.275%	9,500,000	9,499,914
Magnetite XI Ltd.(a),(b)
Series 2014-11A Class A1
01/18/27	2.474%	5,000,000	5,000,655
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/19	1.150%	1,180,000	1,178,569
Mercedes-Benz Master Owner Trust(a),(b)
Series 2015-AA Class A
04/15/19	1.090%	4,310,000	4,310,258
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/32	4.500%	3,292,244	3,186,016
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/40	5.787%	1,296,517	1,382,131

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mid-State Trust VII
Series 7 Class A (AMBAC)
10/15/36	6.340%	1,665,196	1,766,709
Mountain View CLO Ltd.(a),(b),(c),(d)
Series 2014-1A Class AR
10/15/26	2.304%	6,750,000	6,750,000
Navient Student Loan Trust(b)
Series 2014-2 Class A
03/25/83	1.411%	7,264,630	7,155,964
Series 2014-3 Class A
03/25/83	1.391%	7,319,165	7,213,757
Series 2014-4 Class A
03/25/83	1.391%	3,289,148	3,241,628
Series 2015-2 Class A3
11/26/40	1.341%	5,400,000	5,379,650
Nelnet Student Loan Trust(a),(b)
Series 2012-5A Class A
10/27/36	1.371%	2,309,511	2,281,424
Series 2014-4A Class A2
11/25/48	1.721%	4,210,000	4,112,657
Series 2015-1A Class A
04/25/46	1.368%	7,660,710	7,388,939
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2017-T1 Class AT1
02/15/51	3.214%	3,060,000	3,059,985
New York City Tax Lien Trust(a)
Series 2015-A Class A
11/10/28	1.340%	248,979	247,648
Series 2016-A Class A
11/10/29	1.470%	875,448	869,350
NextGear Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
04/15/21	2.740%	3,380,000	3,387,308
Series 2016-2A Class A2
09/15/21	2.190%	1,845,000	1,819,487
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/18	1.260%	1,925,000	1,922,643
Nissan Auto Receivables Owner Trust(b)
Series 2015-A Class A1
01/15/20	1.170%	6,655,000	6,666,208
Nissan Auto Receivables Owner Trust
Series 2016-B Class A3
01/15/21	1.320%	2,105,000	2,090,849
Oak Hill Credit Partners X Ltd.(a),(b)
Series 2014-10A Class A
07/20/26	2.500%	2,720,000	2,720,696
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners XIX Ltd.(a),(b)
Series 2014-A Class 1A
04/15/26	2.543%	3,460,000	3,464,270
Octagon Investment Partners XXX Ltd.(a),(b),(c),(d)
Series 2017-1A Class A1
03/17/30	2.844%	2,000,000	2,000,000
Ocwen Master Advance Receivables Trust(a)
Series 2016-T1 Class AT1
08/17/48	2.521%	4,300,000	4,293,281
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/21	2.040%	1,513,147	1,513,842
Series 2017-1A Class B
06/15/21	2.880%	2,600,000	2,600,416
Subordinated, Series 2016-1A Class C
09/15/21	4.580%	3,550,000	3,622,516
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/26	3.190%	5,035,000	5,080,035
Series 2015-2A Class A
07/18/25	2.570%	10,225,000	10,222,534
Palmer Square CLO Ltd.(a),(b)
Series 2015-1A Class A1
05/21/27	2.552%	15,000,000	15,006,240
Prestige Auto Receivables Trust(a)
Series 2016-2A Class A3
01/15/21	1.760%	6,300,000	6,257,554
Regatta IV Funding Ltd.(a),(b)
Series 2014-1A Class A1
07/25/26	2.448%	9,000,000	9,000,837
Regatta V Funding Ltd.(a),(b)
Series 2014-1A Class A1A
10/25/26	2.598%	12,500,000	12,502,625
Regatta VII Funding Ltd.(a),(b)
Series 2016-1A Class A1
12/20/28	2.374%	10,000,000	10,026,110
Santander Drive Auto Receivables Trust
Series 2016-3 Class B
06/15/21	1.890%	4,095,000	4,083,115
Subordinated, Series 2016-2 Class C
11/15/21	2.660%	2,775,000	2,787,897
Scholar Funding Trust(a),(b)
Series 2011-A Class A
10/28/43	1.939%	865,731	854,965
Securitized Asset-Backed Receivables LLC Trust(b)
Subordinated, Series 2006-OP1 Class M2
10/25/35	1.161%	6,421,000	6,214,840

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/33	2.330%	1,463,835	1,434,027
Silver Spring CLO Ltd.(a),(b)
Series 2014-1A Class A
10/15/26	2.473%	13,397,930	13,313,147
SLC Student Loan Trust(b)
Series 2006-2 Class A5
09/15/26	1.063%	3,695,411	3,681,437
SLM Student Loan Trust(a),(b)
Series 2003-12 Class A5
09/15/22	1.243%	2,368,490	2,367,120
SLM Student Loan Trust(b)
Series 2004-8 Class B
01/25/40	1.498%	591,440	533,976
Series 2005-4 Class A3
01/25/27	1.158%	6,384,537	6,325,421
Series 2007-6 Class B
04/27/43	1.888%	879,687	800,150
Series 2008-2 Class B
01/25/83	2.238%	1,165,000	1,034,617
Series 2008-3 Class B
04/26/83	2.238%	1,165,000	1,046,239
Series 2008-4 Class B
04/25/29	2.888%	1,165,000	1,132,727
Series 2008-5 Class B
07/25/29	2.888%	1,165,000	1,132,973
Series 2008-6 Class B
07/26/83	2.888%	1,165,000	1,138,828
Series 2008-7 Class B
07/26/83	2.888%	1,165,000	1,138,786
Series 2008-8 Class B
10/25/29	3.288%	1,165,000	1,137,781
Series 2008-9 Class B
10/25/83	3.288%	1,165,000	1,180,020
Series 2011-1 Class A2
10/25/34	1.921%	3,285,000	3,316,730
Series 2012-7 Class A3
05/26/26	1.421%	4,000,000	3,902,342
Series 2013-2 Class A
06/25/43	1.221%	6,108,220	6,028,122
SMART ABS Series Trust(b)
Series 2015-3US Class A2B
04/16/18	1.521%	567,121	567,069
SoFi Professional Loan Program LLC(a)
Series 2016-A
12/26/36	2.760%	3,590,385	3,624,320
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-B Class A2B
10/25/32	2.740%	2,490,000	2,479,500
Series 2016-C Class A2B
12/27/32	2.360%	1,405,000	1,386,277
Series 2017-A Class A2B
03/26/40	2.400%	805,000	794,967
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
01/25/39	1.706%	842,035	848,882
Sound Point CLO XII Ltd.(a),(b)
Series 2016-2A Class A
10/20/28	2.690%	15,000,000	15,062,940
Springleaf Funding Trust(a)
Series 2015-AA Class A
11/15/24	3.160%	3,300,000	3,326,402
Series 2016-AA Class A
11/15/29	2.900%	10,200,000	10,221,085
SPS Servicer Advance Receivables Trust(a)
Series 2016-T2 Class AT2
11/15/49	2.750%	4,300,000	4,272,623
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
01/15/24	1.773%	2,593,680	2,579,960
TAL Advantage V LLC(a)
Series 2014-2A Class A1
05/20/39	1.700%	353,230	348,608
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/22	1.930%	8,414,796	8,391,712
THL Credit Wind River CLO Ltd.(a),(b),(c),(d)
Series 2014-1A Class AR
04/18/26	2.290%	3,750,000	3,750,000
Toyota Auto Receivable Owner Trust
Series 2016-B Class A3
04/15/20	1.300%	1,395,000	1,390,512
Toyota Auto Receivables Owner Trust
Series 2015-C Class A3
06/17/19	1.340%	455,000	454,925
Treman Park CLO Ltd.(a),(b)
Series 2015-1A Class AR
04/20/27	2.400%	5,500,000	5,501,194
Trintas CLO Ltd.(a),(b)
Series 2016-5A Class A
10/25/28	2.738%	16,175,000	16,240,557
Venture XI CLO Ltd.(a),(b)
Series 2012-11A Class AR
11/14/22	2.336%	3,859,778	3,862,329

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/21	1.420%	845,000	838,136
Volkswagen Auto Loan Enhanced Trust
Series 2013-2 Class A3
04/20/18	0.700%	161,208	161,158
Voya CLO Ltd.(a),(b)
Series 2014-2A Class A1
07/17/26	2.473%	2,500,000	2,500,100
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
10/15/28	2.330%	7,000,000	7,022,358
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/33	2.540%	3,229,763	3,190,186
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
04/25/40	1.208%	9,000,000	8,085,365
Wellfleet CLO Ltd.(a),(b)
Series 2016-2A Class A1
10/20/28	2.507%	4,250,000	4,263,638
Wells Fargo Dealer Floorplan Master Note Trust(b)
Series 2012-2 Class A
04/22/19	1.529%	2,310,000	2,311,770
Series 2014-1 Class A
07/20/19	1.159%	2,770,000	2,771,512
Series 2015-1 Class A
01/20/20	1.279%	5,840,000	5,850,636
Westcott Park CLO Ltd.(a),(b)
Series 2016-1A Class A
07/20/28	2.411%	15,000,000	15,053,280
Wheels SPV 2 LLC(a)
Series 2015-1A Class A2
04/22/24	1.270%	776,482	774,979
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	2,150,000	2,163,370
Series 2015-B Class A
06/17/24	2.550%	5,030,000	5,080,454
Series 2015-C Class A
03/15/21	1.260%	770,000	770,166
World Omni Auto Receivables Trust
Series 2016-B Class A3
02/15/22	1.300%	5,375,000	5,293,942
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/18	1.540%	3,060,000	3,062,767
Total Asset-Backed Securities — Non-Agency (Cost $930,194,037)			931,078,598

Commercial Mortgage-Backed Securities - Agency 1.9%

Federal Home Loan Mortgage Corp.
Series 20K050 Class A1
01/25/25	2.802%	2,633,221	2,676,205
Series K026 Class A2
11/25/22	2.510%	2,915,000	2,932,960
Series K027 Class A2
01/25/23	2.637%	2,357,900	2,387,505
Series K722 Class A2
03/25/23	2.406%	1,700,000	1,699,961
Series K724 Class A1
03/25/23	2.776%	3,778,795	3,856,892
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 20K050 Class A2
08/25/25	3.334%	2,440,000	2,530,727
Series 20K720 Class A2
06/25/22	2.716%	5,615,000	5,706,519
Series K055 Class A2
03/25/26	2.673%	12,440,000	12,245,912
Series K056 Class A2
05/25/26	2.525%	6,137,000	5,965,058
Series KP03 Class A2
07/25/19	1.780%	2,075,000	2,064,414
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates(b)
CMO Series KGRP Class A
04/25/20	1.152%	9,821,017	9,822,036
Federal National Mortgage Association
07/01/20	3.950%	3,955,000	4,183,622
09/01/20	3.584%	4,618,792	4,836,044
10/01/20	3.426%	3,900,000	4,080,400
12/01/20	3.523%	4,830,732	5,049,587
12/01/20	3.763%	6,347,257	6,675,237
04/01/21	4.242%	4,935,265	5,309,215
04/01/21	4.250%	3,730,000	4,013,607
05/01/21	4.394%	1,801,316	1,951,577
06/01/21	4.374%	5,338,057	5,761,415
06/01/23	4.650%	3,014,912	3,327,833
03/01/24	3.550%	3,168,675	3,331,435
03/01/26	2.860%	4,325,000	4,301,490
02/01/28	3.280%	3,030,000	3,091,115
05/01/28	2.780%	2,115,000	2,075,731
05/01/28	3.010%	3,187,932	3,187,610
11/01/28	2.810%	1,736,000	1,701,397
08/01/29	3.580%	2,151,971	2,242,579
03/01/31	3.200%	2,150,000	2,150,487

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/31	2.770%	5,644,600	5,515,621
08/01/34	3.760%	2,019,980	2,086,909
Federal National Mortgage Association(b)
Series 2013-M6 Class 1AC
02/25/43	3.911%	5,000,000	5,170,711
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
03/20/63	1.122%	800,011	792,982
CMO Series 2014-150 Class IO
07/16/56	1.064%	41,092,099	2,309,434
Total Commercial Mortgage-Backed Securities - Agency (Cost $136,336,954)			135,034,227

Commercial Mortgage-Backed Securities - Non-Agency 4.7%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/35	3.901%	2,130,000	2,242,264
225 Liberty Street Trust(a)
Series 2016-225L Class A
02/10/36	3.597%	2,115,000	2,177,952
American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/36	3.678%	769,758	795,697
Series 2015-SFR2 Class A
10/17/45	3.732%	2,174,507	2,252,078
Banc of America Commercial Mortgage Trust(b)
Series 2007-4 Class AM
02/10/51	5.887%	2,300,000	2,329,932
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Series 2012-PARK Class A
12/10/30	2.959%	1,685,000	1,708,774
BBCMS Mortgage Trust(a),(b)
Series 2016-ETC Class D
08/14/36	3.609%	2,790,000	2,697,534
BBCMS Mortgage Trust
Series 2017-C1 Class A2
02/15/50	3.189%	4,645,000	4,793,528
BBCMS Mortgage Trust(a)
Subordinated, Series 2016-ETC Class A
08/14/36	2.937%	13,500,000	13,161,285
Subordinated, Series 2016-ETC Class B
08/14/36	3.189%	900,000	878,000
Subordinated, Series 2016-ETC Class C
08/14/36	3.391%	770,000	754,593
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/30	2.892%	6,260,000	6,176,031
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/49	2.459%	17,000,000	16,244,972
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/58	3.283%	5,900,000	5,897,212
CGGS Commercial Mortgage Trust(a)
Series 2016-RNDA Class AFX
02/10/33	2.757%	2,900,000	2,914,799
Citigroup Commercial Mortgage Trust
Series 2016-C1 Class A4
05/10/49	3.209%	8,900,000	8,898,337
Series 2016-GC37 Class A4
04/10/49	3.314%	8,000,000	8,042,630
CityLine Commercial Mortgage Trust(a),(b)
Subordinated, Series 2016-CLNE Class B
11/10/31	2.778%	3,600,000	3,534,760
Subordinated, Series 2016-CLNE Class C
11/10/31	2.778%	1,350,000	1,297,981
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/30	3.400%	3,793,000	3,786,745
Commercial Mortgage Trust
Series 2012-CR2 Class A4
08/15/45	3.147%	7,350,000	7,562,381
Series 2014-UBS2 Class A5
03/10/47	3.961%	1,165,000	1,226,586
Series 2014-UBS4 Class A5
08/10/47	3.694%	5,000,000	5,169,134
Series 2014-UBS6 Class A4
12/10/47	3.378%	3,605,000	3,655,708
Series 2015-CR26 Class A4
10/10/48	3.630%	1,600,000	1,645,631
Series 2015-DC1 Class A5
02/10/48	3.350%	7,105,000	7,179,361
Series 2015-LC19 Class A4
02/10/48	3.183%	835,000	841,529
Series 2015-PC1 Class A5
07/10/50	3.902%	5,515,000	5,780,656
Series 2016-COR1 Class A3
10/10/49	2.826%	8,500,000	8,222,727
Commercial Mortgage Trust(a),(b)
Series 2016-667M Class C
10/10/36	3.284%	6,770,000	6,538,438
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/36	3.545%	2,115,000	2,169,442

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Commercial Mortgage Trust(b)
Series 2007-C3 Class A4
06/15/39	5.638%	219,129	219,634
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/37	3.953%	13,555,000	13,914,350
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A4
07/10/44	4.537%	12,870,000	13,810,152
DBWF Mortgage Trust(a),(b),(c)
Series 2016-85T Class D
12/10/36	3.808%	2,000,000	1,934,881
Series 2016-85T Class E
12/10/36	3.808%	2,000,000	1,800,963
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b),(e)
CMO Series K028 Class X1
02/25/23	0.345%	128,899,269	2,114,322
CMO Series K055 Class X1
03/25/26	1.369%	2,169,062	216,418
CMO Series K057 Class X1
07/25/26	1.193%	37,807,576	3,359,237
CMO Series K059 Class X1
09/25/26	0.318%	7,439,866	187,313
CMO Series K152 Class X1
01/25/31	0.952%	4,432,288	400,294
CMO Series K718 Class X1
01/25/22	0.647%	23,665,235	627,661
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates(b),(e)
CMO Series K060 Class X1
10/25/26	0.081%	27,019,487	232,011
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/35	5.743%	883,065	935,413
Government National Mortgage Association(b),(e)
CMO Series 2011-38 Class IO
04/16/53	0.072%	15,176,291	278,276
CMO Series 2013-162 Class IO
09/16/46	0.958%	113,515,502	5,696,628
CMO Series 2014-134 Class IA
01/16/55	0.665%	27,902,521	939,104
CMO Series 2015-101 Class IO
03/16/52	0.931%	20,424,624	1,314,786
CMO Series 2015-114
03/15/57	1.035%	5,201,566	351,393
CMO Series 2015-120 Class IO
03/16/57	0.924%	22,683,784	1,476,113
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-125 Class IB
01/16/55	1.358%	70,981,075	4,810,631
CMO Series 2015-125 Class IO
07/16/55	0.807%	55,025,047	3,207,162
CMO Series 2015-146 Class IC
07/16/55	0.867%	41,644,374	2,261,627
CMO Series 2015-171 Class IO
11/16/55	0.894%	14,622,057	964,872
CMO Series 2015-174 Class IO
11/16/55	0.951%	55,249,354	3,510,892
CMO Series 2015-21 Class IO
07/16/56	1.072%	15,796,854	1,037,661
CMO Series 2015-29 Class EI
09/16/49	0.768%	45,112,189	2,711,549
CMO Series 2015-41 Class IO
09/16/56	0.791%	8,004,300	493,945
CMO Series 2015-6 Class IO
02/16/51	0.754%	16,070,807	847,484
CMO Series 2015-70 Class IO
12/16/49	1.114%	23,984,237	1,614,259
CMO Series 2016-39 Class IO
01/16/56	0.856%	8,356,192	570,908
Series 2014-101 Class IO
04/16/56	0.863%	60,714,681	3,725,356
GS Mortgage Securities Trust(b)
Series 2007-GG10 Class A4
08/10/45	5.865%	990,356	990,795
GS Mortgage Securities Trust
Series 2015-GC34 Class A3
10/10/48	3.244%	15,000,000	15,098,802
Hilton USA Trust(a)
Series 2016-HHV Class A
11/05/38	3.719%	2,800,000	2,873,512
Series 2016-SFP Class A
11/05/35	2.828%	3,500,000	3,447,458
Houston Galleria Mall Trust(a)
Series 2015-HGLR Class A1A2
03/05/37	3.087%	1,700,000	1,687,004
Hudsons Bay Simon JV Trust(a)
Series 2015-HB7 Class A7
08/05/34	3.914%	2,520,000	2,579,439
Irvine Core Office Trust(a)
Series 2013-IRV Class A1
05/15/48	2.068%	1,693,077	1,684,738
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/48	3.231%	360,000	365,599

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMCC Re-REMIC Trust(a),(b)
Series 2016-GG10 Class AMA
08/15/45	5.865%	5,600,000	5,638,259
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/49	2.882%	8,500,000	8,340,031
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-C1 Class A4
02/15/51	5.716%	4,754,866	4,836,318
Series 2013-C13 Class A3
01/15/46	3.525%	3,960,000	4,091,902
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A3
02/15/46	4.388%	6,746,669	6,936,739
Series 2011-C4 Class A3
07/15/46	4.106%	8,233,882	8,440,334
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b),(e)
Series 2016-WPT Class XCP
10/15/18	1.198%	141,533,000	2,734,304
Series 2016-WSP Class XCP
02/15/18	0.985%	150,000,000	1,415,640
JPMorgan Commercial Mortgage-Backed Securities Trust(a)
Series 2009-RR1 Class A4B1
03/18/51	1.000%	1,250,000	1,243,118
LB Commercial Mortgage Trust(b)
Series 2007-C3 Class AM
07/15/44	5.967%	1,415,000	1,426,065
Merrill Lynch Mortgage Trust(b)
Series 2007-C1 Class A4
06/12/50	5.826%	2,390,756	2,401,704
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21 Class A3
03/15/48	3.077%	525,000	524,632
Series 2016-C29 Class ASB
05/15/49	3.140%	1,000,000	1,020,485
Morgan Stanley Capital I Trust(b)
Series 2007-IQ16 Class AM
12/12/49	6.052%	3,000,000	3,058,578
Morgan Stanley Capital I Trust(a)
Series 2014-150E Class A
09/09/32	3.912%	2,325,000	2,440,633
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/49	2.531%	8,500,000	8,033,070
Morgan Stanley Re-Remic Trust(a),(b)
Series 2009-GG10 Class A4B
08/12/45	5.865%	1,770,000	1,775,548
Series 2010-GG10 Class A4B
08/15/45	5.865%	1,410,000	1,412,660
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RBS Commercial Funding, Inc., Trust(a),(b)
Series 2013-GSP Class A
01/13/32	3.834%	2,420,000	2,562,557
Rialto Real Estate Fund LP(a)
Series 2014-LT5 Class A
05/15/24	2.850%	8,901	8,887
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/48	3.055%	5,120,000	4,996,559
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/46	3.244%	1,935,000	1,978,240
Wells Fargo Commercial Mortgage Trust(a)
Series 2010-C1 Class A2
11/15/43	4.393%	1,930,000	2,049,883
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2013-120B Class A
03/18/28	2.710%	1,600,000	1,620,960
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
07/15/46	4.218%	5,090,000	5,481,499
Series 2015-LC20 Class A4
04/15/50	2.925%	1,965,000	1,934,558
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C4 Class A3
06/15/44	4.394%	4,538,664	4,672,390
WF-RBS Commercial Mortgage Trust
Series 2013-C18 Class A2
12/15/46	3.027%	1,440,000	1,469,476
Series 2014-C24 Class A3
11/15/47	3.428%	1,345,000	1,379,784
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $350,127,000)			338,794,152

Common Stocks —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Prairie Provident Resources, Inc.(f)	1,728	932
Total Energy		932
Total Common Stocks (Cost $7,496)		932

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes 35.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Alcoa, Inc.
04/15/21	5.400%	2,250,000	2,409,975
Bombardier, Inc.(a)
12/01/21	8.750%	220,000	243,650
Embraer Netherlands Finance BV
02/01/27	5.400%	120,000	124,320
Embraer SA
06/15/22	5.150%	160,000	170,200
Hexcel Corp.
02/15/27	3.950%	555,000	559,644
L-3 Communications Corp.
12/15/26	3.850%	3,645,000	3,694,900
Lockheed Martin Corp.
01/15/26	3.550%	6,165,000	6,303,928
09/01/36	6.150%	1,180,000	1,500,009
12/15/42	4.070%	1,690,000	1,681,736
Northrop Grumman Corp.
02/01/27	3.200%	3,150,000	3,134,344
Textron, Inc.
03/01/24	4.300%	690,000	719,845
03/01/25	3.875%	300,000	305,540
TransDigm, Inc.
07/15/22	6.000%	570,000	585,379
07/15/24	6.500%	913,000	938,107
05/15/25	6.500%	175,000	179,156
TransDigm, Inc.(a)
05/15/25	6.500%	222,000	227,273
06/15/26	6.375%	963,000	972,630
Total			23,750,636
Airlines 0.4%
American Airlines Pass-Through Trust
01/15/23	4.950%	1,552,800	1,638,204
Series 2016-3
10/15/28	3.250%	1,255,000	1,211,075
Series 2017-1 Class A
02/15/29	4.000%	3,955,000	4,009,381
Continental Airlines Pass-Through Trust
01/02/18	6.900%	45,412	45,866
02/02/19	6.545%	1,286,785	1,367,209
04/19/22	5.983%	2,915,945	3,251,278
Delta Air Lines Pass-Through Trust
01/02/23	6.718%	2,992,580	3,363,062
Southwest Airlines Co.
03/01/17	5.125%	3,000,000	3,000,286
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Airways Pass-Through Trust
10/01/24	5.900%	773,782	857,931
06/03/25	4.625%	3,383,236	3,577,773
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/28	3.100%	7,160,000	7,025,750
Total			29,347,815
Apartment REIT 0.1%
AvalonBay Communities, Inc.
03/15/20	6.100%	1,865,000	2,070,126
09/15/22	2.950%	4,650,000	4,688,492
Total			6,758,618
Automotive 1.3%
American Axle & Manufacturing, Inc.
10/15/22	6.625%	450,000	465,750
American Honda Finance Corp.(a)
10/01/18	7.625%	2,250,000	2,457,299
American Honda Finance Corp.
02/14/20	2.000%	2,600,000	2,605,018
02/16/24	2.900%	2,600,000	2,607,514
BMW US Capital LLC(a)
09/15/21	1.850%	4,895,000	4,767,706
Daimler Finance North America LLC(a)
09/03/19	2.250%	5,895,000	5,909,791
03/02/20	2.250%	1,500,000	1,499,815
Ford Motor Co.
02/01/29	6.375%	1,165,000	1,348,555
01/15/43	4.750%	2,640,000	2,539,086
12/08/46	5.291%	1,415,000	1,462,970
Ford Motor Credit Co. LLC
06/12/17	3.000%	1,600,000	1,607,400
05/15/18	5.000%	1,975,000	2,049,104
06/15/18	2.240%	3,000,000	3,013,869
08/04/20	3.157%	5,720,000	5,819,322
09/20/22	4.250%	1,100,000	1,152,177
Gates Global LLC/Co.(a)
07/15/22	6.000%	453,000	456,398
General Motors Co.
04/01/25	4.000%	1,060,000	1,067,484
10/02/43	6.250%	715,000	814,497
04/01/45	5.200%	1,270,000	1,277,958
General Motors Financial Co., Inc.
09/25/17	3.000%	5,000,000	5,041,135
07/13/25	4.300%	5,625,000	5,730,542
03/01/26	5.250%	2,345,000	2,540,822
10/06/26	4.000%	2,845,000	2,832,141
Goodyear Tire & Rubber Co. (The)
11/15/23	5.125%	200,000	207,750

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Harley-Davidson Financial Services, Inc.(a)
03/15/17	2.700%	1,380,000	1,380,751
Hyundai Capital America(a)
02/06/19	2.550%	180,000	180,875
03/19/20	2.600%	680,000	679,553
Hyundai Capital Services, Inc.(a),(d)
03/06/22	3.000%	4,520,000	4,513,130
IHO Verwaltungs GmbH PIK(a)
09/15/26	4.750%	2,925,000	2,888,437
Lear Corp.
01/15/23	4.750%	1,667,000	1,727,345
03/15/24	5.375%	1,242,000	1,318,072
Magna International, Inc.
06/15/24	3.625%	1,100,000	1,123,176
Nemak SAB de CV(a)
02/28/23	5.500%	450,000	459,000
Nissan Motor Acceptance Corp.(a)
09/12/17	1.950%	2,500,000	2,505,072
PACCAR Financial Corp.
08/12/19	1.200%	1,110,000	1,094,289
02/27/20	1.950%	5,905,000	5,911,177
RCI Banque SA(a)
04/03/18	3.500%	4,000,000	4,064,512
Schaeffler Finance BV(a)
05/15/21	4.250%	200,000	204,080
05/15/23	4.750%	200,000	205,750
Toyota Motor Credit Corp.
05/20/19	1.400%	4,380,000	4,349,099
ZF North America Capital, Inc.(a)
04/29/25	4.750%	492,000	506,760
Total			92,385,181
Banking 10.4%
Ally Financial, Inc.
09/10/18	4.750%	575,000	594,406
03/30/20	4.125%	50,000	51,688
09/30/24	5.125%	901,000	953,934
03/30/25	4.625%	150,000	153,375
Subordinated
11/20/25	5.750%	350,000	369,688
American Express Co.
03/19/18	7.000%	2,500,000	2,639,478
American Express Credit Corp.
09/22/17	1.550%	1,950,000	1,952,383
American Express Credit Corp.(d)
03/03/20	2.200%	3,905,000	3,900,939
03/03/22	2.700%	7,805,000	7,787,595
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco de Credito del Peru(a)
09/16/20	5.375%	150,000	163,125
Banco Internacional Del Peru SAA/Panama(a)
10/07/20	5.750%	100,000	109,375
Banco Santander SA(a)
11/09/22	4.125%	150,000	151,875
Bank of America Corp.
09/01/17	6.000%	3,000,000	3,068,649
01/11/18	2.000%	6,500,000	6,530,218
04/25/18	6.875%	6,980,000	7,382,809
05/01/18	5.650%	2,000,000	2,087,588
10/19/20	2.625%	2,000,000	2,014,926
01/24/22	5.700%	4,800,000	5,396,126
01/11/23	3.300%	2,000,000	2,015,180
01/22/24	4.125%	3,000,000	3,140,433
04/19/26	3.500%	2,000,000	1,985,384
04/01/44	4.875%	1,000,000	1,091,452
Subordinated
01/22/25	4.000%	795,000	800,490
04/21/25	3.950%	2,500,000	2,509,288
Bank of America Corp.(b)
01/20/28	3.824%	2,950,000	2,972,804
Junior Subordinated
12/31/49	6.100%	5,000,000	5,334,375
Bank of America NA
Subordinated
03/15/17	5.300%	5,000,000	5,007,689
06/15/17	6.100%	4,000,000	4,052,048
Bank of Montreal
04/09/18	1.450%	750,000	749,469
07/18/19	1.500%	2,615,000	2,591,865
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	800,000	860,335
05/03/21	2.050%	2,510,000	2,472,262
08/16/23	2.200%	4,180,000	4,011,776
09/11/24	3.250%	1,960,000	1,987,132
Bank of New York Mellon Corp. (The)(b)
02/07/28	3.442%	3,745,000	3,778,522
Junior Subordinated
12/29/49	4.500%	6,659,000	6,276,107
12/31/49	4.625%	2,660,000	2,590,175
Bank of Nova Scotia (The)
06/14/19	1.650%	7,240,000	7,202,547
BankBoston Capital Trust IV(b)
Junior Subordinated
06/08/28	1.551%	596,000	524,480
Barclays PLC
08/10/21	3.200%	4,725,000	4,757,735
Subordinated
05/12/26	5.200%	3,130,000	3,238,915

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BB&T Corp.
02/01/19	2.250%	1,600,000	1,612,760
01/15/22	2.625%	5,725,000	5,746,744
BBVA Bancomer SA(a)
Junior Subordinated
04/22/20	7.250%	200,000	218,500
Bear Stearns Companies LLC (The)
02/01/18	7.250%	7,365,000	7,749,733
BNZ International Funding Ltd.(a)
02/21/20	2.400%	3,860,000	3,868,619
Capital One Bank NA
07/23/21	2.950%	1,050,000	1,063,029
Capital One Financial Corp.
11/21/18	2.150%	1,150,000	1,153,125
Capital One NA
08/17/18	2.350%	2,610,000	2,627,957
01/31/20	2.350%	3,225,000	3,232,408
Capital One NA(b)
01/30/23	2.189%	4,930,000	4,940,762
Citigroup, Inc.(b)
08/14/17	1.526%	6,620,000	6,621,542
05/15/18	2.739%	2,275,000	2,312,569
01/10/28	3.887%	6,825,000	6,868,591
Junior Subordinated
12/31/49	5.950%	5,000,000	5,212,500
Citigroup, Inc.
09/26/18	2.500%	6,921,000	6,982,777
12/07/18	2.050%	8,000,000	8,023,232
08/09/20	5.375%	10,000,000	10,941,240
12/08/21	2.900%	6,310,000	6,328,040
05/01/26	3.400%	6,400,000	6,259,949
Subordinated
06/10/25	4.400%	4,250,000	4,365,541
08/25/36	6.125%	981,000	1,147,884
05/18/46	4.750%	2,910,000	2,906,720
Citizens Bank NA(d)
03/02/20	2.250%	7,045,000	7,044,246
Comerica, Inc.
05/23/19	2.125%	645,000	644,983
Subordinated
07/22/26	3.800%	900,000	899,594
Compass Bank
09/29/19	2.750%	1,400,000	1,403,700
Cooperatieve Rabobank UA
12/01/23	4.625%	4,115,000	4,340,757
Credit Agricole SA(a)
01/10/27	4.125%	3,270,000	3,300,787
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Group AG(a)
01/09/28	4.282%	2,125,000	2,132,676
Credit Suisse Group Funding Guernsey Ltd.
12/10/20	3.125%	1,910,000	1,918,941
06/09/23	3.800%	9,315,000	9,332,251
Danske Bank A/S(a),(d)
03/02/20	2.200%	7,000,000	6,991,733
Deutsche Bank AG
05/12/21	3.375%	1,988,000	1,998,532
Deutsche Bank AG(a)
10/14/21	4.250%	3,160,000	3,195,733
Dexia Credit Local SA(a)
09/15/21	1.875%	2,250,000	2,173,010
Discover Bank
02/21/18	2.000%	680,000	682,106
08/08/23	4.200%	4,000,000	4,202,736
Discover Financial Services
04/27/22	5.200%	2,697,000	2,934,646
11/21/22	3.850%	3,653,000	3,731,985
Fifth Third Bancorp
03/01/19	2.300%	310,000	312,505
07/27/20	2.875%	1,570,000	1,596,455
Fifth Third Bancorp(b)
Junior Subordinated
12/31/49	5.100%	6,339,000	6,243,915
First Maryland Capital II(b)
Junior Subordinated
02/01/27	1.884%	337,000	304,985
Goldman Sachs Group, Inc. (The)
01/18/18	5.950%	4,000,000	4,151,552
04/01/18	6.150%	9,782,000	10,247,384
07/19/18	2.900%	2,200,000	2,236,155
02/15/19	7.500%	8,910,000	9,846,566
09/15/20	2.750%	6,670,000	6,730,837
01/24/22	5.750%	3,800,000	4,276,531
07/08/24	3.850%	3,605,000	3,702,980
01/23/25	3.500%	4,375,000	4,372,533
01/26/27	3.850%	5,640,000	5,701,092
Subordinated
10/21/25	4.250%	2,300,000	2,358,800
05/22/45	5.150%	2,100,000	2,238,390
Goldman Sachs Group, Inc. (The)(b)
04/26/22	2.142%	10,635,000	10,728,056
Junior Subordinated
12/31/49	5.700%	5,000,000	5,150,000
Grupo Aval Ltd.(a)
09/26/22	4.750%	200,000	201,250

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HBOS PLC(a)
Subordinated
05/21/18	6.750%	5,927,000	6,236,851
HSBC USA, Inc.
01/16/18	1.625%	3,000,000	3,002,829
03/05/20	2.350%	2,575,000	2,574,825
Huntington National Bank (The)
04/01/19	2.200%	1,500,000	1,502,489
JPMorgan Chase & Co.
01/15/18	6.000%	11,000,000	11,424,303
03/01/18	1.700%	10,880,000	10,902,739
04/23/19	6.300%	5,000,000	5,454,155
10/15/20	4.250%	2,000,000	2,135,156
01/24/22	4.500%	1,000,000	1,081,541
07/15/25	3.900%	10,300,000	10,688,804
10/01/26	2.950%	1,180,000	1,129,064
02/22/48	4.260%	3,575,000	3,605,134
Subordinated
05/01/23	3.375%	1,000,000	1,005,762
09/10/24	3.875%	5,440,000	5,559,212
JPMorgan Chase & Co.(b)
02/01/28	3.782%	8,055,000	8,176,840
Junior Subordinated
12/29/49	6.000%	655,000	686,113
12/31/49	6.100%	15,854,000	16,725,970
JPMorgan Chase Bank NA
Subordinated
10/01/17	6.000%	2,605,000	2,673,129
JPMorgan Chase Capital XXI(b)
Junior Subordinated
02/02/37	1.985%	18,785,000	16,765,612
JPMorgan Chase Capital XXIII(b)
Junior Subordinated
05/15/47	2.039%	6,325,000	5,417,552
KeyBank NA
08/22/19	1.600%	4,835,000	4,787,757
KeyCorp (b)
Junior Subordinated
12/31/49	5.000%	6,930,000	6,860,700
KeyCorp Capital I(b)
Junior Subordinated
07/01/28	1.738%	5,567,000	4,996,383
Lloyds Banking Group PLC
01/11/22	3.000%	6,975,000	6,978,271
Subordinated
12/10/25	4.582%	24,895,000	25,350,404
M&T Bank Corp.
07/25/19	2.250%	3,000,000	3,024,732
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
M&T Bank Corp.(b)
Junior Subordinated
12/31/49	5.125%	5,805,000	5,775,975
Mellon Capital IV(b)
Junior Subordinated
06/29/49	4.000%	250,000	210,000
Mitsubishi UFJ Financial Group, Inc.
03/01/21	2.950%	1,535,000	1,551,543
Mizuho Financial Group, Inc.
02/28/22	2.953%	5,475,000	5,478,761
Morgan Stanley
12/28/17	5.950%	2,000,000	2,072,056
04/01/18	6.625%	5,000,000	5,258,055
05/13/19	7.300%	1,000,000	1,110,453
07/23/25	4.000%	280,000	289,919
07/24/42	6.375%	4,300,000	5,517,459
01/22/47	4.375%	235,000	238,860
Subordinated
11/24/25	5.000%	4,950,000	5,338,347
Morgan Stanley(b)
01/05/18	1.739%	2,000,000	2,008,208
02/14/20	1.842%	16,030,000	16,089,311
Junior Subordinated
12/31/49	5.450%	5,000,000	5,128,960
MUFG Union Bank NA
09/26/18	2.625%	1,925,000	1,945,873
05/06/19	2.250%	825,000	826,636
NB Capital Trust III(b)
Junior Subordinated
01/15/27	1.573%	834,000	756,855
North American Development Bank
10/26/22	2.400%	1,950,000	1,921,887
Northern Trust Corp.(b)
Junior Subordinated
12/31/49	4.600%	855,000	842,175
NTC Capital II(b)
Junior Subordinated
04/15/27	1.613%	470,000	426,525
PNC Bank NA
02/23/18	1.500%	6,645,000	6,651,931
04/29/21	2.150%	2,050,000	2,030,761
02/17/22	2.625%	4,640,000	4,659,892
06/01/25	3.250%	1,450,000	1,460,634
QNB Finance Ltd.(a)
10/31/18	2.750%	200,000	201,856
Royal Bank of Canada
04/15/19	1.625%	4,800,000	4,779,475
02/01/22	2.750%	5,985,000	6,048,106

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada(d)
03/02/20	2.125%	6,800,000	6,795,104
Royal Bank of Scotland Group PLC
09/12/23	3.875%	1,350,000	1,333,309
Santander Holdings USA, Inc.
05/24/19	2.700%	4,400,000	4,418,159
Santander Issuances SAU
Subordinated
11/19/25	5.179%	4,745,000	4,868,327
Santander UK Group Holdings PLC
08/05/21	2.875%	3,425,000	3,386,133
Santander UK Group Holdings PLC(a)
Subordinated
09/15/25	4.750%	6,242,000	6,224,522
09/15/45	5.625%	2,748,000	2,808,868
Societe Generale SA(a)
Subordinated
01/17/24	5.000%	4,365,000	4,451,388
State Street Corp.(b)
06/15/37	1.000%	5,460,000	4,886,700
SunTrust Banks, Inc.
05/01/19	2.500%	1,770,000	1,788,944
01/31/20	2.250%	5,980,000	6,001,367
03/03/21	2.900%	920,000	932,523
SunTrust Capital I(b)
Junior Subordinated
05/15/27	1.709%	1,920,000	1,687,200
Svenska Handelsbanken AB
09/06/19	1.500%	4,510,000	4,446,788
09/07/21	1.875%	6,215,000	6,034,945
Synchrony Financial
01/15/19	2.600%	2,500,000	2,521,120
07/23/25	4.500%	4,500,000	4,715,784
Synovus Financial Corp.(b)
Subordinated
12/15/25	5.750%	5,055,000	5,288,794
Toronto-Dominion Bank (The)
09/06/18	1.450%	6,400,000	6,393,210
U.S. Bancorp(b)
Junior Subordinated
12/31/49	5.300%	5,365,000	5,458,887
U.S. Bancorp
Subordinated
04/27/26	3.100%	2,720,000	2,679,186
Wachovia Capital Trust II(b)
Junior Subordinated
01/15/27	1.523%	2,054,000	1,843,465
Wells Fargo & Co.(b)
02/11/22	1.964%	6,460,000	6,485,129
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Junior Subordinated
12/31/49	5.900%	20,107,000	21,263,152
Wells Fargo & Co.
10/23/26	3.000%	14,050,000	13,491,555
Wells Fargo Bank NA
12/06/19	2.150%	5,060,000	5,090,598
Westpac Banking Corp.
08/19/19	1.600%	3,220,000	3,189,809
Total			748,623,070
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
09/15/23	4.625%	513,000	530,955
Jefferies Group LLC
07/15/19	8.500%	2,800,000	3,184,084
01/17/27	4.850%	3,440,000	3,526,685
01/20/43	6.500%	600,000	633,105
Nasdaq, Inc.
01/15/20	5.550%	600,000	650,326
NPF Corp.(a)
07/15/21	9.000%	43,000	45,464
Stifel Financial Corp.
12/01/20	3.500%	980,000	990,528
07/18/24	4.250%	750,000	759,012
Total			10,320,159
Building Materials 0.1%
Allegion PLC
09/15/23	5.875%	210,000	224,700
American Builders & Contractors Supply Co., Inc.(a)
12/15/23	5.750%	286,000	299,585
Beacon Roofing Supply, Inc.
10/01/23	6.375%	559,000	604,419
Cemex Finance LLC(a)
04/01/24	6.000%	500,000	519,375
Gibraltar Industries, Inc.
02/01/21	6.250%	56,000	57,820
HD Supply, Inc.(a)
04/15/24	5.750%	321,000	339,457
Standard Industries, Inc.(a)
10/15/25	6.000%	3,360,000	3,578,400
02/15/27	5.000%	300,000	306,000
US Concrete, Inc.(a)
06/01/24	6.375%	148,000	156,510
US Concrete, Inc.
06/01/24	6.375%	166,000	175,545

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USG Corp.(a)
03/01/25	5.500%	150,000	157,875
Total			6,419,686
Cable and Satellite 1.0%
Altice US Finance I Corp.(a)
05/15/26	5.500%	4,046,000	4,182,552
Cablevision Systems Corp.
04/15/18	7.750%	3,500,000	3,675,000
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	4,050,000	4,212,000
09/01/23	5.750%	1,000,000	1,048,750
CCO Holdings LLC/Capital Corp.(a)
05/01/23	5.125%	151,000	156,663
05/01/25	5.375%	991,000	1,038,072
02/15/26	5.750%	125,000	133,750
05/01/27	5.875%	648,000	696,017
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/20	6.375%	3,300,000	3,401,062
12/15/21	5.125%	990,000	1,007,642
12/15/21	5.125%	50,000	50,516
07/15/25	7.750%	350,000	387,625
Charter Communications Operating LLC/Capital
07/23/22	4.464%	5,210,000	5,467,926
10/23/45	6.484%	5,125,000	5,948,449
Comcast Corp.
02/15/25	3.375%	900,000	908,041
COX Communications, Inc.(a)
12/15/22	3.250%	500,000	490,658
CSC Holdings LLC
02/15/19	8.625%	250,000	276,408
CSC Holdings LLC(a)
10/15/25	6.625%	483,000	532,508
10/15/25	10.875%	887,000	1,064,400
04/15/27	5.500%	1,025,000	1,054,469
DISH DBS Corp.
05/01/20	5.125%	1,400,000	1,459,500
06/01/21	6.750%	1,354,000	1,492,785
07/15/22	5.875%	300,000	321,750
07/01/26	7.750%	3,982,000	4,658,940
NBCUniversal Enterprise Inc.(a)
Junior Subordinated
12/31/49	5.250%	785,000	828,175
NBCUniversal Media LLC
04/30/20	5.150%	2,280,000	2,497,040
01/15/23	2.875%	720,000	719,010
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/25	6.625%	114,000	114,428
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
04/15/25	5.375%	390,000	397,800
07/15/26	5.375%	18,000	18,293
Time Warner Cable LLC
05/01/37	6.550%	2,015,000	2,327,496
09/01/41	5.500%	1,500,000	1,550,145
Time Warner Cable, Inc.
02/01/20	5.000%	1,500,000	1,600,168
09/01/21	4.000%	1,500,000	1,556,881
Time Warner Entertainment Co. LP
07/15/33	8.375%	1,820,000	2,445,266
Unitymedia GmbH(a)
01/15/25	6.125%	475,000	502,313
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/23	5.500%	366,000	381,555
01/15/25	5.000%	662,000	680,205
UPCB Finance IV Ltd.(a)
01/15/25	5.375%	3,450,000	3,527,625
Videotron Ltd.
07/15/22	5.000%	3,854,000	4,056,335
Virgin Media Finance PLC(a)
01/15/25	5.750%	562,000	576,752
Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	473,000	478,321
Ziggo Bond Finance BV(a)
01/15/27	6.000%	1,800,000	1,806,750
Ziggo Secured Finance BV(a)
01/15/27	5.500%	828,000	838,350
Total			70,568,391
Chemicals 0.5%
Agrium, Inc.
01/15/45	5.250%	1,400,000	1,528,474
Albemarle Corp.
12/01/24	4.150%	535,000	556,849
12/01/44	5.450%	545,000	604,818
Angus Chemical Co.(a)
02/15/23	8.750%	397,000	408,910
Ashland LLC(b)
08/15/22	4.750%	325,000	337,188
Atotech USA, Inc.(a)
02/01/25	6.250%	441,000	441,000
Axalta Coating Systems LLC(a)
08/15/24	4.875%	384,000	391,680
Braskem Finance Ltd.(a)
04/15/21	5.750%	200,000	211,540

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	21

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Celanese U.S. Holdings LLC
06/15/21	5.875%	3,543,000	3,933,251
11/15/22	4.625%	1,659,000	1,756,559
CF Industries, Inc.
03/15/44	5.375%	1,350,000	1,198,125
Chemours Co. (The)
05/15/23	6.625%	504,000	534,870
05/15/25	7.000%	13,000	14,121
Dow Chemical Co. (The)
05/15/19	8.550%	500,000	570,747
11/15/41	5.250%	3,280,000	3,708,017
Eastman Chemical Co.
03/15/25	3.800%	1,700,000	1,740,395
Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	338,000	357,012
HB Fuller Co.
02/15/27	4.000%	1,275,000	1,282,454
Huntsman International LLC
11/15/20	4.875%	90,000	93,150
11/15/22	5.125%	33,000	34,650
Incitec Pivot Finance LLC(a)
12/10/19	6.000%	1,000,000	1,073,527
INEOS Group Holdings SA(a)
08/01/24	5.625%	497,000	506,691
Koppers, Inc.(a)
02/15/25	6.000%	286,000	297,440
LYB International Finance BV
03/15/44	4.875%	460,000	488,545
LyondellBasell Industries NV
02/26/55	4.625%	7,146,000	6,863,490
Mosaic Co. (The)
11/15/43	5.625%	1,000,000	1,049,415
Platform Specialty Products Corp.(a)
05/01/21	10.375%	156,000	175,305
02/01/22	6.500%	375,000	391,875
PQ Corp.(a)
11/15/22	6.750%	539,000	582,120
WR Grace & Co.(a)
10/01/21	5.125%	2,000,000	2,105,000
10/01/24	5.625%	170,000	180,625
Total			33,417,843
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
08/09/21	1.700%	1,250,000	1,216,488
Caterpillar Financial Services Corp.(a)
10/01/21	1.931%	6,180,000	6,018,065
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Rentals, Inc.(a)
06/01/24	7.750%	21,000	23,100
John Deere Capital Corp.(b)
01/16/18	1.313%	2,665,000	2,667,316
Ritchie Bros. Auctioneers, Inc.(a)
01/15/25	5.375%	287,000	295,251
United Rentals North America, Inc.
07/15/23	4.625%	175,000	179,639
07/15/25	5.500%	5,300,000	5,591,500
09/15/26	5.875%	765,000	805,163
05/15/27	5.500%	278,000	284,133
Total			17,080,655
Consumer Cyclical Services 0.2%
Alibaba Group Holding Ltd.
11/28/19	2.500%	6,130,000	6,176,245
APX Group, Inc.
12/01/19	6.375%	136,000	139,910
12/01/20	8.750%	210,000	217,350
12/01/22	7.875%	629,000	680,892
APX Group, Inc.(a)
12/01/22	7.875%	342,000	370,215
Automatic Data Processing, Inc.
09/15/25	3.375%	1,360,000	1,410,823
Carlson Travel, Inc.(a)
12/15/23	6.750%	50,000	52,375
Hearthside Group Holdings LLC/Finance Co.(a)
05/01/22	6.500%	550,000	551,375
IHS Markit Ltd.(a)
11/01/22	5.000%	396,000	416,295
02/15/25	4.750%	319,000	328,771
Interval Acquisition Corp.
04/15/23	5.625%	498,000	514,185
Visa, Inc.
12/14/25	3.150%	690,000	698,388
Total			11,556,824
Consumer Products 0.2%
American Greetings Corp.(a)
02/15/25	7.875%	38,000	39,829
Estee Lauder Companies, Inc.
03/15/47	4.150%	1,925,000	1,949,900
Newell, Inc.
04/01/26	4.200%	4,150,000	4,365,920
Prestige Brands, Inc.(a)
03/01/24	6.375%	434,000	460,040
Scotts Miracle-Gro Co. (The)
10/15/23	6.000%	328,000	349,523

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)(a)
12/15/26	5.250%	235,000	239,406
Spectrum Brands, Inc.
12/15/24	6.125%	175,000	186,218
07/15/25	5.750%	487,000	517,438
Springs Industries, Inc.
06/01/21	6.250%	3,194,000	3,301,797
Tempur Sealy International, Inc.
10/15/23	5.625%	241,000	243,410
06/15/26	5.500%	151,000	148,358
Total			11,801,839
Diversified Manufacturing 0.7%
EnerSys (a)
04/30/23	5.000%	200,000	203,000
Entegris, Inc.(a)
04/01/22	6.000%	361,000	376,343
Fortive Corp.(a)
06/15/26	3.150%	1,125,000	1,115,296
General Electric Co.
01/08/20	5.500%	1,432,000	1,574,924
10/17/21	4.650%	487,000	538,235
09/07/22	3.150%	337,000	348,645
01/09/23	3.100%	1,146,000	1,183,319
01/14/38	5.875%	1,196,000	1,533,243
General Electric Co.(b)
08/15/36	1.519%	5,380,000	4,708,151
Junior Subordinated
12/31/49	5.000%	31,281,000	33,040,556
Johnson Controls International PLC
07/02/64	4.950%	1,530,000	1,595,219
Roper Technologies, Inc.
12/15/25	3.850%	440,000	449,291
Siemens Financieringsmaatschappij NV(a)
09/15/23	2.000%	2,645,000	2,514,263
10/15/26	2.350%	700,000	656,837
SPX FLOW, Inc.(a)
08/15/24	5.625%	98,000	100,695
08/15/26	5.875%	361,000	366,415
Valmont Industries, Inc.
10/01/54	5.250%	2,050,000	1,834,139
WESCO Distribution, Inc.
06/15/24	5.375%	153,000	157,590
Zekelman Industries, Inc.(a)
06/15/23	9.875%	129,000	145,770
Total			52,441,931
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.7%
AEP Texas Central Co.(a)
10/01/25	3.850%	880,000	914,024
AEP Texas Central Co.
02/15/33	6.650%	1,730,000	2,164,721
AES Corp. (The)
05/15/26	6.000%	346,000	356,380
AES Gener SA(a)
07/14/25	5.000%	200,000	202,421
Ameren Corp.
02/15/26	3.650%	590,000	598,266
American Electric Power Co., Inc.
12/15/22	2.950%	750,000	755,372
Arizona Public Service Co.
09/15/26	2.550%	1,720,000	1,624,647
11/15/45	4.350%	2,190,000	2,261,963
Berkshire Hathaway Energy Co.
02/01/25	3.500%	1,075,000	1,103,539
Calpine Corp.
01/15/23	5.375%	516,000	521,160
01/15/25	5.750%	5,550,000	5,494,500
Calpine Corp.(a)
01/15/24	5.875%	75,000	79,125
Cleco Corporate Holdings LLC(a)
05/01/26	3.743%	2,425,000	2,405,180
05/01/46	4.973%	1,030,000	1,075,426
Cleveland Electric Illuminating Co. (The)
12/15/36	5.950%	1,050,000	1,184,518
Commonwealth Edison Co.
06/15/46	3.650%	1,920,000	1,831,044
Consolidated Edison Co. of New York, Inc.
04/01/18	5.850%	3,000,000	3,135,456
06/15/46	3.850%	3,160,000	3,086,925
12/01/56	4.300%	2,500,000	2,556,485
Dominion Resources, Inc.
08/15/26	2.850%	750,000	709,192
Dominion Resources, Inc.(b)
Junior Subordinated
07/01/19	2.962%	845,000	855,627
DPL, Inc.
10/15/21	7.250%	2,875,000	3,061,875
DTE Energy Co.
10/01/26	2.850%	9,945,000	9,339,041
Duke Energy Corp.
09/01/26	2.650%	4,710,000	4,425,700
09/01/46	3.750%	4,685,000	4,312,753

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	23

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Progress LLC
03/30/44	4.375%	960,000	1,019,257
10/15/46	3.700%	2,600,000	2,506,169
Duke Energy Progress, Inc.
08/15/45	4.200%	1,780,000	1,845,059
Duquesne Light Holdings, Inc.(a)
09/15/20	6.400%	5,000,000	5,593,755
Dynegy, Inc.
11/01/22	7.375%	5,700,000	5,600,250
11/01/24	7.625%	495,000	470,250
Emera US Finance LP
06/15/26	3.550%	1,160,000	1,145,368
Emera, Inc.(b)
Subordinated
06/15/76	6.750%	12,495,000	13,690,771
Enel Americas SA
10/25/26	4.000%	375,000	372,656
Entergy Mississippi, Inc.
07/01/23	3.100%	2,000,000	2,004,952
Exelon Corp.
06/15/25	3.950%	1,300,000	1,339,736
04/15/46	4.450%	1,050,000	1,049,029
Exelon Generation Co. LLC
10/01/41	5.750%	2,000,000	1,937,930
FirstEnergy Corp.
03/15/18	2.750%	530,000	534,721
FirstEnergy Transmission LLC(a)
07/15/44	5.450%	1,000,000	1,104,951
Fortis, Inc.(a)
10/04/21	2.100%	3,215,000	3,125,009
Gulf Power Co.
10/01/44	4.550%	1,350,000	1,359,543
IPALCO Enterprises, Inc.
05/01/18	5.000%	3,130,000	3,216,075
ITC Holdings Corp.
06/15/24	3.650%	3,810,000	3,863,218
Jersey Central Power & Light Co.
06/15/18	4.800%	2,000,000	2,063,074
06/01/37	6.150%	665,000	769,146
Jersey Central Power & Light Co.(a)
04/01/24	4.700%	2,000,000	2,139,368
Kansas City Power & Light Co.
08/15/25	3.650%	665,000	671,632
MidAmerican Energy Co.
05/01/46	4.250%	3,433,000	3,622,828
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	2,500,000	2,853,535
02/07/24	2.950%	7,535,000	7,578,447
National Rural Utilities Cooperative Finance Corp.(b)
Subordinated
04/20/46	5.250%	1,750,000	1,831,917
NextEra Energy Capital Holdings, Inc.
09/01/18	1.649%	6,440,000	6,432,388
06/15/23	3.625%	3,000,000	3,073,350
NextEra Energy Capital Holdings, Inc.(b)
Junior Subordinated
09/01/67	7.300%	2,935,000	2,959,947
NRG Energy, Inc.
07/15/22	6.250%	510,000	518,925
03/15/23	6.625%	5,309,000	5,375,362
05/01/24	6.250%	272,000	272,000
05/15/26	7.250%	260,000	267,475
NRG Yield Operating LLC
08/15/24	5.375%	666,000	682,650
NRG Yield Operating LLC(a)
09/15/26	5.000%	60,000	58,800
Oncor Electric Delivery Co. LLC
09/30/40	5.250%	4,000,000	4,761,524
Pacific Gas & Electric Co.
06/15/23	3.250%	2,291,000	2,343,574
03/01/26	2.950%	2,275,000	2,235,843
03/01/34	6.050%	235,000	297,561
12/01/46	4.000%	3,340,000	3,354,763
Pattern Energy Group, Inc.(a)
02/01/24	5.875%	398,000	408,448
PPL Capital Funding, Inc.
06/15/22	4.200%	603,000	637,024
03/15/24	3.950%	1,200,000	1,252,129
PSEG Power LLC
11/15/18	2.450%	840,000	846,019
Public Service Co. of Oklahoma
02/01/21	4.400%	3,500,000	3,731,651
San Diego Gas & Electric Co.
05/15/26	2.500%	585,000	560,808
Southern Co. (The)
07/01/26	3.250%	2,520,000	2,449,634
07/01/36	4.250%	745,000	749,871
07/01/46	4.400%	1,485,000	1,479,139
Southern Power Co.
12/15/21	2.500%	3,350,000	3,308,926
Southwestern Electric Power Co.
10/01/26	2.750%	6,450,000	6,166,535
Toledo Edison Co. (The)
05/15/37	6.150%	1,706,000	2,086,145

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransAlta Corp.
06/03/17	1.900%	3,413,000	3,411,669
Tucson Electric Power Co.
03/15/23	3.850%	3,100,000	3,146,726
Virginia Electric & Power Co.
06/30/19	5.000%	1,280,000	1,368,064
WEC Energy Group, Inc.
06/15/25	3.550%	1,100,000	1,123,934
Total			192,724,870
Finance Companies 0.6%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	4,631,000	4,901,126
Aircastle Ltd.
02/15/22	5.500%	397,000	428,264
Ares Capital Corp.
01/19/22	3.625%	3,550,000	3,516,332
Aviation Capital Group Corp.(a)
01/20/22	2.875%	5,880,000	5,853,834
CIT Group, Inc.
08/01/23	5.000%	325,000	343,688
GE Capital International Funding Co. Unlimited Co.
11/15/20	2.342%	5,522,000	5,567,915
11/15/25	3.373%	2,980,000	3,070,944
11/15/35	4.418%	5,630,000	6,030,214
HSBC Finance Corp.
Subordinated
01/15/21	6.676%	6,916,000	7,837,598
Navient Corp.
06/15/18	8.450%	430,000	459,562
07/26/21	6.625%	523,000	545,227
01/25/22	7.250%	61,000	63,593
01/25/23	5.500%	50,000	47,875
10/25/24	5.875%	350,000	328,125
OneMain Financial Holdings LLC(a)
12/15/21	7.250%	686,000	716,870
Park Aerospace Holdings Ltd.(a)
08/15/22	5.250%	230,000	239,775
02/15/24	5.500%	110,000	114,972
Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	287,000	292,023
Quicken Loans, Inc.(a)
05/01/25	5.750%	302,000	297,470
Springleaf Finance Corp.
10/01/21	7.750%	184,000	196,190
Total			40,851,597
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.0%
Acosta, Inc.(a)
10/01/22	7.750%	750,000	660,000
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	8,745,000	8,937,486
02/01/26	3.650%	19,198,000	19,529,799
02/01/36	4.700%	1,981,000	2,130,443
02/01/46	4.900%	2,670,000	2,930,795
Aramark Services, Inc.
06/01/26	4.750%	950,000	952,375
B&G Foods, Inc.
06/01/21	4.625%	86,000	87,075
Central America Botling Corp.(a)
01/31/27	5.750%	1,600,000	1,656,000
ConAgra Foods, Inc.
01/25/23	3.200%	3,139,000	3,144,327
Cott Beverages, Inc.
01/01/20	6.750%	2,000,000	2,067,500
Dr. Pepper Snapple Group, Inc.
12/15/23	3.130%	3,495,000	3,511,252
DS Services of America, Inc.(a)
09/01/21	10.000%	1,500,000	1,627,500
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/26	5.625%	383,000	391,618
Flowers Foods, Inc.
10/01/26	3.500%	2,860,000	2,775,201
JBS USA LUX SA/Finance, Inc.(a)
06/15/25	5.750%	100,000	103,250
Kraft Heinz Foods Co.
07/15/25	3.950%	4,000,000	4,069,004
06/01/26	3.000%	5,840,000	5,514,788
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	899,000	914,732
11/01/26	4.875%	285,000	289,418
Mead Johnson Nutrition Co.
11/15/25	4.125%	640,000	675,347
Molson Coors Brewing Co.
05/01/42	5.000%	1,870,000	1,988,306
07/15/46	4.200%	840,000	798,954
PepsiCo, Inc.
04/30/25	2.750%	1,300,000	1,280,889
Post Holdings, Inc.(a)
03/15/24	7.750%	265,000	294,150
03/01/25	5.500%	103,000	104,931
07/15/25	8.000%	425,000	479,188
08/15/26	5.000%	512,000	495,037
03/01/27	5.750%	171,000	173,031

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	25

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Smithfield Foods, Inc.(a)
02/01/22	3.350%	1,110,000	1,120,911
Tyson Foods, Inc.
08/15/44	5.150%	200,000	212,088
WhiteWave Foods Co. (The)
10/01/22	5.375%	399,000	434,910
Total			69,350,305
Gaming 0.2%
Boyd Gaming Corp.
05/15/23	6.875%	439,000	474,120
04/01/26	6.375%	211,000	228,144
Churchill Downs, Inc.
12/15/21	5.375%	1,070,000	1,114,137
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	506,000	542,179
04/15/26	5.375%	1,025,000	1,072,406
International Game Technology PLC(a)
02/15/22	6.250%	364,000	393,120
02/15/25	6.500%	240,000	262,200
Jack Ohio Finance LLC/1 Corp.(a)
11/15/21	6.750%	303,000	314,363
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
05/01/24	5.625%	213,000	225,248
09/01/26	4.500%	1,915,000	1,862,337
MGM Resorts International
03/15/23	6.000%	4,828,000	5,262,520
09/01/26	4.625%	397,000	389,056
Penn National Gaming, Inc.(a)
01/15/27	5.625%	72,000	72,270
Pinnacle Entertainment, Inc.(a)
05/01/24	5.625%	3,075,000	3,128,812
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/21	6.125%	101,000	103,303
Scientific Games International, Inc.(a)
01/01/22	7.000%	238,000	253,173
01/01/22	7.000%	733,000	778,812
Scientific Games International, Inc.
12/01/22	10.000%	228,000	241,965
Seminole Tribe of Florida, Inc.(a)
10/01/20	6.535%	100,000	101,500
Tunica-Biloxi Gaming Authority(a),(g)
11/15/16	0.000%	99,000	34,650
Total			16,854,315
Health Care 1.2%
Abbott Laboratories
11/30/21	2.900%	3,450,000	3,466,077
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Acadia Healthcare Co., Inc.
03/01/24	6.500%	514,000	546,125
Alere, Inc.(a)
07/01/23	6.375%	111,000	112,665
AMN Healthcare, Inc.(a)
10/01/24	5.125%	675,000	686,812
Amsurg Corp.
07/15/22	5.625%	486,000	506,047
Barnabas Health, Inc.
07/01/28	4.000%	4,000,000	3,969,000
Baxter International, Inc.
08/15/26	2.600%	2,385,000	2,237,893
Becton Dickinson and Co.
12/15/24	3.734%	158,000	163,401
12/15/44	4.685%	320,000	340,027
Catholic Health Initiatives
11/01/22	2.950%	1,610,000	1,565,516
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/25	5.750%	288,000	297,449
Change Healthcare Holdings, Inc.
12/31/19	11.000%	363,000	372,982
Change Healthcare Holdings, Inc.(a)
02/15/21	6.000%	192,000	204,480
CHS/Community Health Systems, Inc.
07/15/20	7.125%	4,300,000	4,042,000
08/01/21	5.125%	225,000	221,063
02/01/22	6.875%	1,089,000	955,597
DaVita, Inc.
08/15/22	5.750%	150,000	156,375
07/15/24	5.125%	686,000	700,149
05/01/25	5.000%	575,000	578,559
Express Scripts Holding Co.
07/15/23	3.000%	6,590,000	6,403,971
07/15/46	4.800%	5,819,000	5,665,501
Fresenius Medical Care US Finance II, Inc.(a)
10/15/20	4.125%	525,000	538,125
10/15/24	4.750%	413,000	424,234
HCA, Inc.
02/15/20	6.500%	2,700,000	2,964,033
02/15/22	7.500%	225,000	259,594
02/01/25	5.375%	5,698,000	5,961,532
04/15/25	5.250%	1,376,000	1,467,160
02/15/27	4.500%	228,000	227,430
Hill-Rom Holdings, Inc.(a)
02/15/25	5.000%	165,000	165,825
LifePoint Health, Inc.
12/01/23	5.875%	2,375,000	2,440,312

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEDNAX, Inc.(a)
12/01/23	5.250%	310,000	320,463
Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	4,630,000	4,558,087
MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	602,000	647,150
New York and Presbyterian Hospital (The)
08/01/16	4.763%	1,050,000	997,707
Northwell Healthcare, Inc.
11/01/42	4.800%	6,365,000	6,649,204
NYU Hospitals Center
07/01/42	4.428%	4,000,000	4,024,232
07/01/43	5.750%	705,000	856,027
Ortho-Clinical Diagnostics, Inc./SA(a)
05/15/22	6.625%	975,000	870,187
Quest Diagnostics, Inc.
06/01/26	3.450%	3,255,000	3,228,322
Quintiles IMS, Inc.(a)
05/15/23	4.875%	647,000	665,601
10/15/26	5.000%	1,133,000	1,149,995
Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	491,000	502,047
Sutter Health
08/15/53	2.286%	2,300,000	2,311,500
Team Health Holdings, Inc.(a)
02/01/25	6.375%	212,000	210,410
Teleflex, Inc.
06/15/24	5.250%	250,000	258,125
Tenet Healthcare Corp.
02/01/20	6.750%	2,800,000	2,849,000
04/01/21	4.500%	1,086,000	1,099,575
10/01/21	4.375%	25,000	25,188
04/01/22	8.125%	629,000	658,877
06/15/23	6.750%	375,000	371,719
Tenet Healthcare Corp.(b)
06/15/20	4.463%	1,700,000	1,721,250
Tenet Healthcare Corp.(a)
01/01/22	7.500%	124,000	134,230
Texas Health Resources
11/15/55	4.330%	700,000	713,461
Zimmer Biomet Holdings, Inc.
04/01/25	3.550%	985,000	976,526
Total			83,438,817
Healthcare Insurance 0.3%
Aetna, Inc.
06/15/26	3.200%	3,400,000	3,429,532
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anthem, Inc.
01/15/43	4.650%	5,250,000	5,448,938
Centene Corp.
05/15/22	4.750%	2,361,000	2,446,586
02/15/24	6.125%	255,000	276,675
01/15/25	4.750%	1,393,000	1,433,049
Molina Healthcare, Inc.
11/15/22	5.375%	281,000	290,484
UnitedHealth Group, Inc.
11/15/17	6.000%	2,383,000	2,458,949
07/15/25	3.750%	1,295,000	1,356,648
07/15/45	4.750%	460,000	518,147
01/15/47	4.200%	2,935,000	3,034,582
Total			20,693,590
Healthcare REIT 0.4%
Alexandria Real Estate Equities, Inc.
04/01/22	4.600%	1,798,000	1,918,549
06/15/23	3.900%	8,000,000	8,203,536
HCP, Inc.
08/01/22	3.150%	3,575,000	3,565,283
11/15/23	4.250%	4,896,000	5,084,902
08/15/24	3.875%	782,000	792,436
Healthcare Realty Trust, Inc.
05/01/25	3.875%	550,000	544,810
Healthcare Trust of America Holdings LP
07/15/21	3.375%	3,455,000	3,486,782
Ventas Realty LP/Capital Corp.
04/01/20	2.700%	3,000,000	3,026,841
Welltower, Inc.
04/01/19	4.125%	2,000,000	2,076,142
03/15/23	3.750%	2,145,000	2,204,927
Total			30,904,208
Home Construction 0.1%
CalAtlantic Group, Inc.
11/15/24	5.875%	438,000	469,755
06/01/26	5.250%	2,323,000	2,325,904
Meritage Homes Corp.
04/01/22	7.000%	284,000	318,790
PulteGroup, Inc.
03/01/26	5.500%	1,700,000	1,763,750
01/15/27	5.000%	1,425,000	1,423,575
Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/23	5.875%	121,000	127,352
03/01/24	5.625%	210,000	216,300
Toll Brothers Finance Corp.
11/15/25	4.875%	149,000	151,235

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	27

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
William Lyon Homes, Inc.
04/15/19	5.750%	4,000,000	4,050,000
Total			10,846,661
Independent Energy 0.7%
Afren PLC(a),(g)
12/09/20	0.000%	195,167	39
Anadarko Petroleum Corp.
07/15/24	3.450%	2,100,000	2,084,758
03/15/26	5.550%	1,150,000	1,291,645
09/15/36	6.450%	298,000	361,035
Apache Corp.
01/15/23	2.625%	1,500,000	1,467,678
02/01/42	5.250%	1,200,000	1,299,130
California Resources Corp.
11/15/24	6.000%	40,000	30,600
Callon Petroleum Co.(a)
10/01/24	6.125%	76,000	79,230
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	1,011,000	1,023,637
Chesapeake Energy Corp.(a)
01/15/25	8.000%	351,000	348,368
Concho Resources, Inc.
04/01/23	5.500%	1,039,000	1,075,365
Conoco Funding Co.
10/15/31	7.250%	2,000,000	2,650,944
ConocoPhillips Co.
03/15/26	4.950%	8,525,000	9,443,586
Continental Resources, Inc.
04/15/23	4.500%	652,000	638,960
06/01/24	3.800%	1,981,000	1,834,901
CrownRock LP/Finance, Inc.(a)
04/15/21	7.125%	150,000	156,000
02/15/23	7.750%	598,000	644,345
Denbury Resources, Inc.(a)
05/15/21	9.000%	296,000	318,940
Devon Energy Corp.
07/15/41	5.600%	2,500,000	2,677,937
Diamondback Energy, Inc.(a)
11/01/24	4.750%	72,000	72,180
05/31/25	5.375%	416,000	430,560
EOG Resources, Inc.
03/15/23	2.625%	1,195,000	1,165,016
Extraction Oil & Gas Holdings LLC/Finance Corp.(a)
07/15/21	7.875%	657,000	699,705
Halcon Resources Corp.(a)
02/15/25	6.750%	298,000	295,020
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Laredo Petroleum, Inc.
03/15/23	6.250%	1,063,000	1,089,575
MEG Energy Corp.(a)
01/15/25	6.500%	228,000	222,870
Newfield Exploration Co.
01/30/22	5.750%	33,000	35,228
07/01/24	5.625%	413,000	441,910
Noble Energy, Inc.
11/15/24	3.900%	1,000,000	1,022,299
11/15/44	5.050%	1,052,000	1,094,415
Oasis Petroleum, Inc.
01/15/23	6.875%	486,000	492,683
Occidental Petroleum Corp.
02/15/27	3.000%	705,000	685,408
Parsley Energy LLC/Finance Corp.(a)
06/01/24	6.250%	275,000	288,921
01/15/25	5.375%	437,000	443,555
08/15/25	5.250%	513,000	518,130
PDC Energy, Inc.(a)
09/15/24	6.125%	551,000	568,907
QEP Resources, Inc.
05/01/23	5.250%	15,000	14,775
Range Resources Corp.
05/15/25	4.875%	350,000	331,188
Ras Laffan Liquefied Natural Gas Co., Ltd. II(a)
09/30/20	5.298%	700,608	733,999
Rice Energy, Inc.
05/01/22	6.250%	325,000	332,111
05/01/23	7.250%	50,000	52,875
RSP Permian, Inc.
10/01/22	6.625%	225,000	237,938
RSP Permian, Inc.(a)
01/15/25	5.250%	961,000	985,025
SM Energy Co.
06/01/25	5.625%	117,000	110,711
09/15/26	6.750%	677,000	688,847
Whiting Petroleum Corp.
03/15/21	5.750%	350,000	348,250
04/01/23	6.250%	202,000	202,505
Woodside Finance Ltd.(a)
03/05/25	3.650%	2,939,000	2,928,863
09/15/26	3.700%	3,500,000	3,458,619
WPX Energy, Inc.
01/15/22	6.000%	879,000	897,679
Total			48,316,865

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.4%
BP Capital Markets PLC
05/03/19	1.676%	2,905,000	2,890,768
05/06/22	3.245%	1,875,000	1,917,641
05/10/23	2.750%	1,500,000	1,479,046
05/04/26	3.119%	1,890,000	1,847,260
04/14/27	3.588%	7,945,000	8,006,391
Cenovus Energy, Inc.
11/15/39	6.750%	2,815,000	3,180,376
Chevron Corp.
06/24/23	3.191%	700,000	717,791
05/16/26	2.954%	2,490,000	2,458,484
Husky Energy, Inc.
04/15/22	3.950%	3,000,000	3,138,909
Shell International Finance BV
08/10/18	1.900%	5,840,000	5,877,236
Total			31,513,902
Leisure 0.1%
Cinemark USA, Inc.
06/01/23	4.875%	3,500,000	3,587,500
Live Nation Entertainment, Inc.(a)
11/01/24	4.875%	465,000	463,838
LTF Merger Sub, Inc.(a)
06/15/23	8.500%	239,000	253,340
Silversea Cruise Finance Ltd.(a)
02/01/25	7.250%	94,000	97,995
Viking Cruises Ltd.(a)
10/15/22	8.500%	1,600,000	1,672,000
Total			6,074,673
Life Insurance 0.9%
American International Group, Inc.
02/15/24	4.125%	1,600,000	1,663,302
Five Corners Funding Trust(a)
11/15/23	4.419%	1,815,000	1,930,697
Guardian Life Global Funding(a)
04/26/21	2.000%	4,600,000	4,486,493
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/64	4.875%	1,530,000	1,573,504
Jackson National Life Global Funding(a)
01/30/20	2.200%	6,085,000	6,075,653
04/29/26	3.050%	3,620,000	3,523,940
Lincoln National Corp.
06/15/40	7.000%	930,000	1,211,178
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/65	4.500%	955,000	910,923
MetLife Global Funding I(a)
09/13/19	1.550%	6,440,000	6,359,893
MetLife, Inc.
08/15/18	6.817%	3,000,000	3,218,232
MetLife, Inc.(a),(b)
Junior Subordinated
04/08/68	9.250%	7,302,000	10,131,525
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
03/30/40	6.063%	1,250,000	1,591,115
Pricoa Global Funding I(a)
05/16/19	2.200%	4,850,000	4,874,939
09/13/19	1.450%	3,750,000	3,702,386
Principal Financial Group, Inc.
09/15/22	3.300%	1,510,000	1,539,726
05/15/23	3.125%	667,000	668,669
Prudential Financial, Inc.
12/01/17	6.000%	42,000	43,370
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/44	4.900%	4,077,000	4,466,472
TIAA Asset Management Finance Co. LLC(a)
11/01/24	4.125%	1,050,000	1,081,699
Unum Group
05/15/21	3.000%	1,250,000	1,256,572
Voya Financial, Inc.
06/15/26	3.650%	2,497,000	2,460,549
06/15/46	4.800%	1,075,000	1,069,174
Total			63,840,011
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
09/01/24	4.250%	347,000	343,183
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/24	6.125%	105,000	110,775
Marriott International, Inc.
06/15/26	3.125%	4,235,000	4,072,431
Playa Resorts Holding BV(a)
08/15/20	8.000%	462,000	488,565
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	2,400,000	2,451,000
Total			7,465,954

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	29

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.6%
21st Century Fox America, Inc.
08/15/20	5.650%	1,760,000	1,942,348
03/15/33	6.550%	2,515,000	3,091,149
03/01/37	6.150%	935,000	1,115,877
01/09/38	6.750%	220,000	263,228
Activision Blizzard, Inc.(a)
09/15/21	2.300%	795,000	780,293
AMC Networks, Inc.
04/01/24	5.000%	2,780,000	2,806,076
CBS Radio, Inc.(a)
11/01/24	7.250%	79,000	84,333
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	625,000	647,262
Electronic Arts, Inc.
03/01/21	3.700%	2,000,000	2,077,868
Grupo Televisa SAB
05/15/18	6.000%	200,000	209,685
05/13/45	5.000%	2,100,000	1,917,586
Lamar Media Corp.
02/01/26	5.750%	162,000	174,150
Lin Television Corp.
11/15/22	5.875%	300,000	310,500
Match Group, Inc.
06/01/24	6.375%	403,000	435,240
MDC Partners, Inc.(a)
05/01/24	6.500%	594,000	573,952
Netflix, Inc.
02/15/22	5.500%	227,000	242,323
02/15/25	5.875%	470,000	508,187
Netflix, Inc.(a)
11/15/26	4.375%	598,000	592,767
Nielsen Finance Co. SARL (The)(a)
10/01/21	5.500%	75,000	78,000
Nielsen Finance LLC/Co.(a)
04/15/22	5.000%	3,350,000	3,450,500
Nielsen Luxembourg SARL(a)
02/01/25	5.000%	463,000	466,473
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	496,000	520,800
Scripps Networks Interactive, Inc.
06/15/22	3.500%	3,739,000	3,816,117
Sinclair Television Group, Inc.
10/01/22	6.125%	75,000	78,469
Sinclair Television Group, Inc.(a)
08/01/24	5.625%	550,000	565,812
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TEGNA, Inc.
10/15/23	6.375%	325,000	346,125
Thomson Reuters Corp.
11/23/23	4.300%	591,000	623,559
05/15/26	3.350%	2,235,000	2,201,035
Time Warner, Inc.
03/29/21	4.750%	1,700,000	1,825,984
01/15/26	3.875%	2,935,000	2,941,158
02/15/27	3.800%	735,000	727,108
03/29/41	6.250%	2,280,000	2,668,368
Univision Communications, Inc.(a)
02/15/25	5.125%	439,000	432,964
Viacom, Inc.
04/01/19	2.200%	455,000	454,791
09/01/23	4.250%	2,410,000	2,487,612
04/30/36	6.875%	3,800,000	4,227,173
Total			45,684,872
Metals and Mining 0.4%
ArcelorMittal (b)
03/01/41	7.500%	730,000	828,550
Barrick Gold Corp.
05/01/23	4.100%	6,300,000	6,764,625
Barrick North America Finance LLC
05/30/21	4.400%	925,000	994,096
BHP Billiton Finance USA Ltd.(a),(b)
Junior Subordinated
10/19/75	6.750%	5,470,000	6,252,210
Constellium NV(a)
05/15/24	5.750%	456,000	432,060
03/01/25	6.625%	250,000	248,594
Freeport-McMoRan, Inc.
11/14/17	2.300%	1,500,000	1,496,250
03/15/23	3.875%	543,000	499,560
11/14/24	4.550%	756,000	706,860
11/14/34	5.400%	300,000	263,250
Gerdau Holdings, Inc.(a)
01/20/20	7.000%	150,000	163,312
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/23	7.375%	270,000	288,900
HudBay Minerals, Inc.(a)
01/15/23	7.250%	68,000	72,590
01/15/25	7.625%	309,000	337,582
Novelis Corp.(a)
09/30/26	5.875%	785,000	807,569
Peabody Securities Finance Corp.(a)
03/31/22	6.000%	70,000	71,400
03/31/25	6.375%	218,000	222,360

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rio Tinto Finance USA PLC
03/22/22	3.500%	700,000	730,172
Southern Copper Corp.
11/08/22	3.500%	130,000	130,967
04/23/25	3.875%	600,000	603,960
11/08/42	5.250%	1,400,000	1,369,566
04/23/45	5.875%	1,663,000	1,760,071
Teck Resources Ltd.(a)
06/01/24	8.500%	291,000	339,742
Teck Resources Ltd.
07/15/41	6.250%	638,000	661,925
Vale Overseas Ltd.
01/11/22	4.375%	113,000	116,899
08/10/26	6.250%	657,000	725,164
11/10/39	6.875%	80,000	87,300
Vale SA
09/11/42	5.625%	50,000	48,250
Total			27,023,784
Midstream 1.5%
Boardwalk Pipeline Partners LP
02/01/23	3.375%	2,000,000	1,972,964
Cheniere Corpus Christi Holdings LLC(a)
06/30/24	7.000%	230,000	257,600
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/26	4.150%	2,290,000	2,237,561
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	125,000	128,594
03/01/22	6.125%	50,000	51,688
04/01/23	6.250%	50,000	51,875
El Paso LLC
01/15/32	7.750%	975,000	1,234,920
Enbridge Energy Partners LP
10/15/25	5.875%	1,000,000	1,131,750
Energy Transfer Equity LP
01/15/24	5.875%	575,000	618,125
06/01/27	5.500%	1,124,000	1,190,035
Energy Transfer Partners LP
02/01/24	4.900%	3,645,000	3,841,928
10/01/43	5.950%	350,000	370,468
Energy Transfer Partners LP(b)
11/01/66	4.052%	850,000	735,250
Enterprise Products Operating LLC
02/15/25	3.750%	1,055,000	1,073,291
05/15/46	4.900%	1,400,000	1,463,311
Enterprise Products Operating LLC(b)
01/15/68	7.034%	970,000	1,001,040
Junior Subordinated
08/01/66	4.742%	8,150,000	8,088,875
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ferrellgas Partners LP/Finance Corp.
05/01/21	6.500%	350,000	342,125
01/15/22	6.750%	150,000	145,500
06/15/23	6.750%	200,000	194,000
Florida Gas Transmission Co. LLC(a)
07/15/22	3.875%	2,250,000	2,315,144
Kinder Morgan Energy Partners LP
02/01/24	4.150%	3,955,000	4,040,689
01/15/38	6.950%	1,115,000	1,326,376
09/01/39	6.500%	1,000,000	1,133,244
11/15/40	7.500%	910,000	1,123,637
Kinder Morgan, Inc.
06/01/18	7.250%	390,000	415,263
Magellan Midstream Partners LP
09/15/46	4.250%	320,000	306,775
MPLX LP
07/15/23	4.500%	155,000	162,747
12/01/24	4.875%	325,000	346,534
06/01/25	4.875%	200,000	213,150
03/01/27	4.125%	2,565,000	2,581,165
03/01/47	5.200%	1,500,000	1,526,767
Phillips 66 Partners LP
02/15/45	4.680%	1,300,000	1,236,232
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	5,600,000	5,406,761
12/15/26	4.500%	805,000	827,768
06/01/42	5.150%	2,185,000	2,103,095
02/15/45	4.900%	930,000	887,289
Regency Energy Partners LP/Finance Corp.
11/01/23	4.500%	1,000,000	1,040,507
Rockies Express Pipeline LLC(a)
01/15/19	6.000%	500,000	525,000
Ruby Pipeline LLC(a)
04/01/22	6.000%	3,000,000	3,182,100
Southern Natural Gas Co. LLC
02/15/31	7.350%	2,910,000	3,398,633
Spectra Energy Capital LLC
02/15/32	6.750%	1,740,000	2,006,176
Suburban Propane Partners LP/Energy Finance Corp.
03/01/25	5.750%	225,000	227,250
Targa Pipeline Partners LP/Finance Corp.
08/01/23	5.875%	100,000	99,250
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	646,000	641,155
03/15/24	6.750%	129,000	140,933
Targa Resources Partners LP/Finance Corp.(a)
02/01/27	5.375%	1,236,000	1,288,530

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	31

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Gas Pipeline Co. LLC
06/15/32	8.375%	2,465,000	3,149,351
04/01/37	7.625%	550,000	673,067
Tesoro Logistics LP/Finance Corp.
10/01/20	5.875%	198,000	204,088
10/15/21	6.125%	300,000	313,125
10/15/22	6.250%	251,000	268,570
05/01/24	6.375%	233,000	253,387
01/15/25	5.250%	406,000	427,822
Texas Eastern Transmission LP(a)
10/15/22	2.800%	3,350,000	3,267,791
Transcanada Trust(b)
Junior Subordinated
08/15/76	5.875%	10,175,000	10,938,125
TransCanada Trust(b),(d)
Subordinated
03/15/77	5.300%	3,115,000	3,146,150
Western Gas Partners LP
07/01/22	4.000%	202,000	208,665
Western Refining Logistics LP/Finance Corp.
02/15/23	7.500%	275,000	298,375
Williams Companies, Inc. (The)
01/15/23	3.700%	429,000	420,420
06/24/24	4.550%	1,040,000	1,055,600
Williams Partners LP
11/15/20	4.125%	1,000,000	1,050,389
03/15/22	3.600%	1,000,000	1,018,920
03/04/24	4.300%	2,787,000	2,885,033
01/15/25	3.900%	1,050,000	1,054,135
04/15/40	6.300%	5,555,000	6,356,664
01/15/45	4.900%	1,030,000	1,010,250
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	7,420,000	7,679,700
Total			110,312,697
Natural Gas 0.2%
Atmos Energy Corp.
10/15/44	4.125%	2,045,000	2,066,131
KeySpan Corp.
11/15/30	8.000%	670,000	898,053
NiSource Finance Corp.
02/15/23	3.850%	1,175,000	1,212,575
Sempra Energy
02/15/19	9.800%	1,000,000	1,149,876
11/15/20	2.850%	3,455,000	3,509,223
06/15/24	3.550%	1,500,000	1,542,010
11/15/25	3.750%	3,290,000	3,364,769
Total			13,742,637
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Office REIT 0.2%
Boston Properties LP
11/15/20	5.625%	4,590,000	5,073,731
02/01/23	3.850%	2,500,000	2,607,363
Highwoods Realty LP
03/15/17	5.850%	3,069,000	3,074,238
SL Green Realty Corp.
08/15/18	5.000%	6,935,000	7,196,879
Total			17,952,211
Oil Field Services 0.3%
Nabors Industries, Inc.
09/15/21	4.625%	3,250,000	3,306,875
Nabors Industries, Inc.(a)
01/15/23	5.500%	49,000	50,562
Noble Holding International Ltd.
03/15/17	2.500%	7,500,000	7,492,623
Noble Holding International Ltd.(b)
03/16/18	5.250%	9,249,000	9,306,806
Precision Drilling Corp.(a)
12/15/23	7.750%	24,000	25,980
Schlumberger Holdings Corp.(a)
12/21/25	4.000%	2,100,000	2,208,914
SESI LLC
05/01/19	6.375%	250,000	250,938
12/15/21	7.125%	74,000	76,035
Trinidad Drilling Ltd.(a)
02/15/25	6.625%	72,000	74,160
Weatherford International Ltd.
06/15/21	7.750%	320,000	345,200
06/15/23	8.250%	478,000	518,630
Weatherford International Ltd.(a)
02/15/24	9.875%	349,000	403,095
Total			24,059,818
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.(a)
02/01/22	6.250%	131,000	135,257
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/24	5.125%	1,700,000	1,793,548
Tanner Servicios Financieros SA(a)
03/13/18	4.375%	200,000	202,500
Total			2,131,305
Other Industry 0.2%
Anixter, Inc.
03/01/23	5.500%	75,000	78,563

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Belden, Inc.(a)
07/15/24	5.250%	350,000	351,312
Massachusetts Institute of Technology
07/01/14	4.678%	2,073,000	2,180,354
07/01/16	3.885%	1,850,000	1,626,413
President and Fellows of Harvard College
07/15/46	3.150%	3,031,000	2,808,625
07/15/56	3.300%	2,230,000	2,046,246
Unifrax I LLC/Holding Co.(a)
02/15/19	7.500%	375,000	373,125
University of Southern California
10/01/39	3.028%	4,525,000	4,098,754
Total			13,563,392
Other REIT 0.2%
Duke Realty LP
03/15/20	6.750%	982,000	1,099,259
06/15/22	4.375%	3,280,000	3,508,826
Hospitality Properties Trust
06/15/23	4.500%	2,305,000	2,379,055
Host Hotels & Resorts LP
06/15/25	4.000%	1,050,000	1,056,001
02/01/26	4.500%	520,000	538,909
Liberty Property LP
06/15/23	3.375%	2,500,000	2,505,987
ProLogis LP
02/01/21	3.350%	1,000,000	1,031,022
08/15/23	4.250%	1,600,000	1,709,677
Starwood Property Trust, Inc.(a)
12/15/21	5.000%	286,000	297,082
Total			14,125,818
Packaging 0.1%
ARD Finance SA PIK(a)
09/15/23	7.125%	226,000	235,888
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a),(b)
12/15/19	3.963%	190,991	194,811
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
01/31/21	6.750%	275,000	285,120
06/30/21	6.000%	150,000	155,625
05/15/23	4.625%	336,000	341,880
05/15/24	7.250%	750,000	817,500
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a),(d)
02/15/25	6.000%	403,000	414,082
Berry Plastics Corp.
10/15/22	6.000%	615,000	651,131
07/15/23	5.125%	168,000	173,040
Novolex (a)
01/15/25	6.875%	90,000	92,025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Owens-Brockway Glass Container, Inc.(a)
01/15/22	5.000%	50,000	52,000
08/15/23	5.875%	100,000	107,375
01/15/25	5.375%	253,000	260,906
08/15/25	6.375%	225,000	244,266
Plastipak Holdings, Inc.(a)
10/01/21	6.500%	368,000	384,560
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,375,000	1,416,250
Reynolds Group Issuer, Inc./LLC(a)
07/15/24	7.000%	554,000	595,896
Sealed Air Corp.(a)
04/01/23	5.250%	900,000	945,000
Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	56,000	57,540
Total			7,424,895
Paper 0.2%
Celulosa Arauco y Constitucion SA
07/29/19	7.250%	150,000	165,857
Fibria Overseas Finance Ltd.
01/17/27	5.500%	3,100,000	3,122,475
International Paper Co.
11/15/39	7.300%	2,000,000	2,607,610
08/15/47	4.400%	1,090,000	1,052,361
Packaging Corp. of America
11/01/23	4.500%	1,070,000	1,135,032
Plum Creek Timberlands LP
03/15/23	3.250%	1,630,000	1,631,767
Weyerhaeuser Co.
10/01/19	7.375%	1,000,000	1,122,863
03/15/32	7.375%	1,630,000	2,149,523
Total			12,987,488
Pharmaceuticals 1.6%
AbbVie, Inc.
05/14/18	1.800%	1,000,000	1,002,232
05/14/20	2.500%	1,200,000	1,207,042
05/14/25	3.600%	4,995,000	4,973,986
05/14/26	3.200%	1,854,000	1,783,993
05/14/45	4.700%	2,100,000	2,109,572
05/14/46	4.450%	3,205,000	3,106,558
Actavis Funding
03/15/45	4.750%	2,220,000	2,254,301
Actavis Funding SCS
06/15/19	2.450%	2,000,000	2,012,468
03/15/22	3.450%	600,000	613,336
03/15/25	3.800%	4,980,000	5,032,883
03/15/35	4.550%	1,825,000	1,838,779

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	33

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Actavis, Inc.
10/01/42	4.625%	5,015,000	4,979,052
Amgen, Inc.
05/22/19	2.200%	5,740,000	5,793,548
05/01/45	4.400%	7,145,000	7,006,287
06/15/48	4.563%	3,593,000	3,575,287
Bayer US Finance LLC(a)
10/08/19	2.375%	1,310,000	1,317,800
10/08/24	3.375%	520,000	525,248
Celgene Corp.
08/15/25	3.875%	690,000	705,507
08/15/45	5.000%	4,495,000	4,770,269
Endo Finance LLC/Finco, Inc.(a),(b)
02/01/25	6.000%	712,000	636,350
Endo Finance LLC/Ltd./Finco, Inc.(a)
07/15/23	6.000%	250,000	230,000
Forest Laboratories LLC(a)
02/01/19	4.375%	3,275,000	3,396,588
Gilead Sciences, Inc.
04/01/21	4.500%	1,500,000	1,618,409
09/01/23	2.500%	1,355,000	1,313,655
02/01/25	3.500%	3,060,000	3,089,933
02/01/45	4.500%	3,114,000	3,116,793
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	425,000	440,938
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	765,000	823,331
Johnson & Johnson
12/05/33	4.375%	2,625,000	2,899,709
Johnson & Johnson(d)
03/03/37	3.625%	2,670,000	2,663,218
Mallinckrodt International Finance SA
04/15/23	4.750%	375,000	333,750
Mallinckrodt International Finance SA/CB LLC(a)
04/15/20	4.875%	50,000	50,125
10/15/23	5.625%	150,000	144,000
04/15/25	5.500%	368,000	342,240
Mylan NV
06/15/21	3.150%	4,530,000	4,534,417
Novartis Capital Corp.
02/14/20	1.800%	2,600,000	2,598,297
05/17/22	2.400%	4,775,000	4,768,028
Pfizer, Inc.
12/15/26	3.000%	3,135,000	3,107,500
Shire Acquisitions Investments Ireland DAC
09/23/19	1.900%	8,900,000	8,831,443
09/23/21	2.400%	3,500,000	3,430,707
09/23/23	2.875%	5,325,000	5,147,752
09/23/26	3.200%	2,310,000	2,202,310
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valeant Pharmaceuticals International, Inc.(a)
07/15/21	7.500%	350,000	321,563
12/01/21	5.625%	225,000	189,563
03/01/23	5.500%	1,100,000	886,875
05/15/23	5.875%	800,000	651,000
04/15/25	6.125%	3,230,000	2,571,887
Total			114,948,529
Property & Casualty 0.7%
Arch Capital Finance LLC
12/15/46	5.031%	970,000	1,037,081
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	3,850,000	4,079,110
05/15/43	4.300%	720,000	757,344
Berkshire Hathaway, Inc.
03/15/26	3.125%	5,445,000	5,470,820
Chubb Corp. (The)(b)
Junior Subordinated
04/15/37	6.375%	5,695,000	5,524,150
Chubb INA Holdings, Inc.
05/15/24	3.350%	910,000	932,976
05/03/26	3.350%	940,000	956,256
CNA Financial Corp.
11/15/19	7.350%	3,435,000	3,883,961
08/15/21	5.750%	925,000	1,034,165
Farmers Exchange Capital(a)
Subordinated
07/15/28	7.050%	1,000,000	1,204,190
07/15/48	7.200%	1,615,000	1,899,225
Farmers Exchange Capital II(a),(b)
Subordinated
11/01/53	6.151%	2,700,000	2,897,780
HUB International Ltd.(a)
02/15/21	9.250%	109,000	113,088
10/01/21	7.875%	739,000	781,493
Liberty Mutual Group, Inc.(a)
05/01/22	4.950%	4,365,000	4,752,001
06/15/23	4.250%	275,000	289,238
05/01/42	6.500%	1,080,000	1,348,242
08/01/44	4.850%	1,000,000	1,020,745
Liberty Mutual Group, Inc.(a),(b)
Junior Subordinated
03/15/37	7.000%	1,005,000	959,272
Loews Corp.
04/01/26	3.750%	8,796,000	9,025,620
05/15/43	4.125%	1,059,000	1,026,259
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
12/15/24	3.253%	1,725,000	1,698,363
Total			50,691,379

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.2%
BNSF Funding Trust I(b)
Junior Subordinated
12/15/55	6.613%	858,000	977,948
Burlington Northern Santa Fe LLC
09/15/21	3.450%	295,000	307,458
09/01/22	3.050%	475,000	487,311
03/15/43	4.450%	2,500,000	2,643,780
Canadian Pacific Railway Ltd.
01/15/22	4.500%	600,000	645,622
CSX Corp.
11/01/66	4.250%	1,755,000	1,615,081
Kansas City Southern
05/15/23	3.000%	1,740,000	1,693,579
08/15/45	4.950%	1,879,000	1,912,354
Union Pacific Corp.
02/15/19	2.250%	765,000	774,862
Total			11,057,995
Refining 0.1%
Marathon Petroleum Corp.
03/01/21	5.125%	1,000,000	1,090,103
09/15/44	4.750%	800,000	748,242
Northern Tier Energy LLC/Finance Corp.
11/15/20	7.125%	100,000	103,875
Phillips 66
11/15/44	4.875%	1,550,000	1,610,065
Tesoro Corp.
04/01/24	5.125%	225,000	235,125
Valero Energy Corp.
03/15/19	9.375%	2,000,000	2,290,264
09/15/26	3.400%	2,075,000	2,006,598
Total			8,084,272
Restaurants 0.0%
BC ULC/New Red Finance, Inc.(a)
04/01/22	6.000%	800,000	834,240
Brinker International, Inc.(a)
10/01/24	5.000%	1,425,000	1,400,063
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	496,000	512,740
Total			2,747,043
Retail REIT 0.0%
Kimco Realty Corp.
11/01/22	3.400%	290,000	294,352
06/01/23	3.125%	2,810,000	2,799,552
Total			3,093,904
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.5%
Asbury Automotive Group, Inc.
12/15/24	6.000%	247,000	256,880
AutoNation, Inc.
01/15/21	3.350%	660,000	667,472
AutoZone, Inc.
04/21/26	3.125%	415,000	399,360
CVS Health Corp.
12/01/22	4.750%	6,654,000	7,238,827
12/05/23	4.000%	515,000	541,102
07/20/25	3.875%	877,000	905,713
06/01/26	2.875%	2,320,000	2,225,265
07/20/45	5.125%	705,000	785,414
CVS Pass-Through Trust(a)
01/10/36	4.704%	129,774	136,443
08/11/36	4.163%	1,986,058	1,994,228
Dollar General Corp.
11/01/25	4.150%	880,000	912,230
Group 1 Automotive, Inc.(a)
12/15/23	5.250%	206,000	211,665
Hanesbrands, Inc.(a)
05/15/24	4.625%	216,000	214,110
05/15/26	4.875%	291,000	288,090
Hot Topic, Inc.(a)
06/15/21	9.250%	2,000,000	2,030,000
L Brands, Inc.
02/15/22	5.625%	4,000,000	4,205,000
11/01/35	6.875%	199,000	191,289
O’Reilly Automotive, Inc.
03/15/26	3.550%	680,000	677,994
Party City Holdings, Inc.(a)
08/15/23	6.125%	425,000	435,625
Penske Automotive Group, Inc.
12/01/24	5.375%	304,000	308,560
PetSmart, Inc.(a)
03/15/23	7.125%	725,000	711,406
Rite Aid Corp.(a)
04/01/23	6.125%	564,000	597,643
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	55,000	65,725
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	425,000	437,750
Walgreens Boots Alliance, Inc.
05/30/18	1.750%	2,385,000	2,389,744
11/18/24	3.800%	3,050,000	3,113,952
11/18/44	4.800%	1,950,000	2,018,221

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	35

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wal-Mart Stores, Inc.
04/22/24	3.300%	2,100,000	2,185,327
08/15/37	6.500%	1,275,000	1,728,366
Total			37,873,401
Supermarkets 0.0%
Koninklijke Ahold Delhaize NV
10/01/40	5.700%	200,000	227,577
Kroger Co. (The)
12/15/18	6.800%	3,060,000	3,318,959
Total			3,546,536
Supranational 0.1%
Corporación Andina de Fomento
06/04/19	8.125%	1,400,000	1,573,270
09/27/21	2.125%	3,215,000	3,187,672
06/15/22	4.375%	400,000	428,612
Total			5,189,554
Technology 2.1%
Apple, Inc.
02/09/22	2.150%	2,000,000	1,977,814
02/09/24	3.000%	6,475,000	6,546,879
05/06/44	4.450%	550,000	581,074
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/27	3.875%	4,000,000	4,027,844
Camelot Finance SA(a)
10/15/24	7.875%	208,000	221,520
CDW LLC/Finance Corp.
08/15/22	6.000%	1,045,000	1,106,394
09/01/23	5.000%	175,000	180,250
12/01/24	5.500%	300,000	315,000
Cisco Systems, Inc.(b)
09/20/19	1.337%	3,645,000	3,665,594
CommScope Technologies Finance LLC(a)
06/15/25	6.000%	3,200,000	3,424,000
CommScope, Inc.(a)
06/15/24	5.500%	250,000	261,875
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/01/19	3.480%	6,460,000	6,606,061
06/15/21	4.420%	3,795,000	3,979,612
06/15/23	5.450%	7,380,000	7,975,418
06/15/26	6.020%	610,000	670,741
Equifax, Inc.
12/15/22	3.300%	375,000	382,049
Equinix, Inc.
01/15/26	5.875%	1,089,000	1,163,183
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fidelity National Information Services, Inc.
04/15/23	3.500%	2,500,000	2,540,102
08/15/26	3.000%	2,390,000	2,264,372
First Data Corp.(a)
08/15/23	5.375%	225,000	234,000
12/01/23	7.000%	6,005,000	6,455,375
01/15/24	5.750%	1,919,000	1,988,564
Flextronics International Ltd.
06/15/25	4.750%	385,000	406,630
Hewlett Packard Enterprise Co.(b)
10/05/18	2.850%	2,000,000	2,026,684
10/15/20	3.600%	690,000	708,134
10/15/25	4.900%	3,155,000	3,282,875
10/15/45	6.350%	4,135,000	4,317,734
HP, Inc.
06/01/21	4.300%	3,865,000	4,085,259
Infor US, Inc.
05/15/22	6.500%	700,000	728,000
Informatica LLC(a)
07/15/23	7.125%	160,000	154,560
Ingram Micro, Inc.
12/15/24	4.950%	1,250,000	1,246,652
International Business Machines Corp.
01/27/27	3.300%	3,905,000	3,935,486
Jabil Circuit, Inc.
12/15/20	5.625%	1,000,000	1,080,000
Micron Technology, Inc.(a)
08/01/23	5.250%	225,000	226,969
01/15/24	5.250%	125,000	126,563
Micron Technology, Inc.
02/01/25	5.500%	100,000	103,250
Microsemi Corp.(a)
04/15/23	9.125%	325,000	374,563
Microsoft Corp.
08/08/23	2.000%	1,319,000	1,268,893
08/08/26	2.400%	1,171,000	1,112,746
02/06/27	3.300%	4,500,000	4,590,369
02/06/37	4.100%	1,320,000	1,368,499
08/08/46	3.700%	690,000	652,864
02/12/55	4.000%	640,000	610,188
02/06/57	4.500%	9,525,000	9,883,397
MSCI, Inc.(a)
08/15/25	5.750%	526,000	560,190
08/01/26	4.750%	850,000	854,675
NCR Corp.
02/15/21	4.625%	600,000	613,800
07/15/22	5.000%	50,000	51,125
12/15/23	6.375%	125,000	133,594

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nuance Communications, Inc.(a)
08/15/20	5.375%	1,482,000	1,511,640
NXP BV/Funding LLC(a)
02/15/21	5.750%	2,205,000	2,269,772
06/01/21	4.125%	850,000	882,385
06/15/22	4.625%	618,000	656,625
09/01/22	3.875%	155,000	158,681
Oracle Corp.
10/08/19	2.250%	3,000,000	3,043,500
09/15/23	2.400%	9,770,000	9,556,955
07/15/26	2.650%	4,220,000	4,052,002
07/08/34	4.300%	1,645,000	1,737,831
07/15/36	3.850%	1,305,000	1,296,953
Pitney Bowes, Inc.
10/01/21	3.375%	3,170,000	3,110,832
PTC, Inc.
05/15/24	6.000%	423,000	451,552
Qualitytech LP/Finance Corp.
08/01/22	5.875%	564,000	585,150
Riverbed Technology, Inc.(a)
03/01/23	8.875%	94,000	100,345
Seagate HDD Cayman(a)
03/01/24	4.875%	4,855,000	4,752,390
Sensata Technologies BV(a)
10/01/25	5.000%	150,000	152,250
Sensata Technologies UK Financing Co. PLC(a)
02/15/26	6.250%	3,203,000	3,451,232
Solera LLC/Finance, Inc.(a)
03/01/24	10.500%	379,000	432,060
SS&C Technologies Holdings, Inc.
07/15/23	5.875%	275,000	290,813
Symantec Corp.(a)
04/15/25	5.000%	263,000	269,955
Tech Data Corp.
02/15/22	3.700%	2,095,000	2,095,086
Total System Services, Inc.
04/01/26	4.800%	1,415,000	1,524,886
VeriSign, Inc.
05/01/23	4.625%	538,000	548,760
Western Digital Corp.
04/01/24	10.500%	3,750,000	4,387,500
Xerox Corp.
05/15/20	2.800%	4,228,000	4,203,101
Total			152,593,676
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.1%
Reynolds American, Inc.
06/12/25	4.450%	1,325,000	1,401,002
08/04/41	7.000%	1,170,000	1,408,898
08/15/45	5.850%	1,450,000	1,723,638
Total			4,533,538
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/23	5.500%	75,000	75,000
Avis Budget Car Rental LLC/Finance, Inc.(a)
04/01/24	6.375%	225,000	228,656
03/15/25	5.250%	243,000	232,673
ERAC U.S.A. Finance LLC(a)
10/01/20	5.250%	2,500,000	2,712,202
11/01/23	2.700%	2,830,000	2,720,782
11/15/24	3.850%	2,500,000	2,558,187
12/01/26	3.300%	3,435,000	3,317,739
11/01/46	4.200%	2,295,000	2,142,174
Hertz Corp. (The)
04/15/19	6.750%	62,000	62,000
10/15/20	5.875%	25,000	24,375
10/15/22	6.250%	225,000	214,875
Hertz Corp. (The)(a)
10/15/24	5.500%	414,000	373,635
Penske Truck Leasing Co. LP/Finance Corp.(a)
04/01/21	3.300%	2,000,000	2,033,592
02/01/22	3.375%	1,200,000	1,221,949
Ryder System, Inc.
06/01/17	3.500%	1,000,000	1,005,312
11/15/18	2.450%	660,000	666,539
06/01/19	2.550%	1,500,000	1,515,396
Total			21,105,086
Wireless 0.5%
America Movil SAB de CV
03/30/20	5.000%	300,000	321,670
07/16/22	3.125%	200,000	199,180
American Tower Corp.
01/15/18	4.500%	4,000,000	4,094,496
02/15/24	5.000%	665,000	719,402
Bharti Airtel International Netherlands BV(a)
05/20/24	5.350%	300,000	318,463
Crown Castle International Corp.
04/15/22	4.875%	1,625,000	1,755,861
01/15/23	5.250%	1,710,000	1,867,662
Digicel Group Ltd.(a)
09/30/20	8.250%	600,000	530,250

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	37

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.(a)
09/01/24	4.875%	2,257,000	2,245,489
SFR Group SA(a)
05/15/22	6.000%	262,000	271,744
05/01/26	7.375%	948,000	982,365
Sprint Communications, Inc.(a)
03/01/20	7.000%	643,000	702,478
Sprint Communications, Inc.
08/15/20	7.000%	102,000	110,033
04/15/22	9.250%	3,339,000	4,115,317
Sprint Corp.
09/15/23	7.875%	525,000	584,063
06/15/24	7.125%	1,560,000	1,684,316
02/15/25	7.625%	699,000	779,385
Sprint Spectrum Co. I/II/III LLC(a)
09/20/21	3.360%	5,380,000	5,400,444
T-Mobile USA, Inc.
04/28/21	6.633%	2,250,000	2,340,450
04/28/22	6.731%	449,000	466,960
03/01/23	6.000%	50,000	52,875
04/01/23	6.625%	1,959,000	2,081,437
04/28/23	6.836%	50,000	53,330
01/15/24	6.500%	1,689,000	1,814,830
03/01/25	6.375%	350,000	376,243
01/15/26	6.500%	1,278,000	1,404,203
Wind Acquisition Finance SA(a)
04/30/20	6.500%	136,000	141,114
07/15/20	4.750%	185,000	188,006
04/23/21	7.375%	162,000	168,683
Total			35,770,749
Wirelines 1.1%
AT&T, Inc.
02/17/26	4.125%	4,085,000	4,147,558
03/01/37	5.250%	4,505,000	4,647,678
03/15/42	5.150%	1,140,000	1,128,355
12/15/42	4.300%	2,260,000	2,010,345
06/15/44	4.800%	6,890,000	6,499,055
05/15/46	4.750%	2,720,000	2,543,540
03/01/47	5.450%	4,520,000	4,650,868
03/09/48	4.500%	1,150,000	1,033,260
03/09/49	4.550%	1,850,000	1,665,609
03/01/57	5.700%	1,290,000	1,330,769
CenturyLink, Inc.
12/01/23	6.750%	597,000	624,611
04/01/25	5.625%	86,000	83,635
Deutsche Telekom International Finance BV(a)
01/19/22	2.820%	7,010,000	6,994,914
Deutsche Telekom International Finance BV
06/01/32	9.250%	625,000	977,776
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Corp.
09/15/25	11.000%	1,729,000	1,737,645
Level 3 Communications, Inc.
12/01/22	5.750%	275,000	284,969
Level 3 Financing, Inc.
02/01/23	5.625%	330,000	340,725
01/15/24	5.375%	50,000	51,313
05/01/25	5.375%	844,000	871,430
Level 3 Financing, Inc.(a)
03/15/26	5.250%	213,000	214,864
Qwest Corp.
09/15/25	7.250%	3,978,000	4,325,681
Telecom Italia SpA(a)
05/30/24	5.303%	381,000	387,191
Telefonica Emisiones SAU
04/27/18	3.192%	870,000	882,177
Verizon Communications, Inc.
09/15/23	5.150%	7,513,000	8,258,064
03/15/24	4.150%	750,000	780,743
11/01/34	4.400%	7,065,000	6,782,428
11/01/41	4.750%	2,000,000	1,936,690
11/01/42	3.850%	1,395,000	1,176,127
08/21/46	4.862%	2,500,000	2,438,120
03/15/55	4.672%	1,725,000	1,570,440
Verizon Communications, Inc.(a)
04/15/49	5.012%	1,069,000	1,048,395
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	303,000	320,423
05/15/25	6.375%	1,201,000	1,294,077
Zayo Group LLC/Capital, Inc.(a)
01/15/27	5.750%	2,634,000	2,784,928
Total			75,824,403
Total Corporate Bonds & Notes (Cost $2,520,686,419)			2,553,417,398

Fixed-Income Funds 1.2%
	Shares	Value ($)
Investment Grade 1.2%
Columbia Mortgage Opportunities Fund, Class I Shares(h)	8,913,892	87,980,113
Total Fixed-Income Funds (Cost $87,440,948)		87,980,113

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Foreign Government Obligations(i) 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 0.1%
Argentina Republic Government International Bond(a)
04/22/21	6.875%	1,800,000	1,924,200
Argentina Republic Government International Bond(g)
12/31/33	0.000%	168,244	175,395
12/31/33	0.000%	112,163	119,734
Provincia de Buenos Aires(a)
06/09/21	9.950%	1,770,000	2,004,525
YPF SA(a)
03/23/21	8.500%	1,480,000	1,624,300
Total			5,848,154
Brazil 0.1%
Banco Nacional de Desenvolvimento Economico e Social(a)
06/10/19	6.500%	100,000	107,250
06/10/19	6.500%	100,000	107,040
Brazilian Government International Bond
01/05/23	2.625%	2,000,000	1,847,000
01/20/34	8.250%	150,000	183,750
01/07/41	5.625%	800,000	765,000
Petrobras Global Finance BV
05/23/21	8.375%	1,500,000	1,674,375
05/20/23	4.375%	1,950,000	1,808,625
01/17/27	7.375%	600,000	629,250
Total			7,122,290
Canada 0.2%
CDP Financial, Inc.(a)
11/25/19	4.400%	10,000,000	10,658,530
CNOOC Nexen Finance ULC
04/30/24	4.250%	400,000	418,145
Province of Manitoba
06/22/26	2.125%	300,000	280,223
Province of Ontario
02/08/22	2.400%	1,005,000	1,009,387
Province of Quebec(b)
02/27/26	7.140%	1,230,000	1,577,998
Total			13,944,283
Chile 0.0%
Chile Government International Bond
10/30/22	2.250%	1,130,000	1,114,180
Corporación Nacional del Cobre de Chile(a)
11/04/44	4.875%	200,000	205,566
Total			1,319,746
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
China 0.0%
Industrial & Commercial Bank of China Ltd.(a),(b)
Junior Subordinated
12/31/49	6.000%	200,000	210,506
Colombia 0.1%
Colombia Government International Bond
01/28/26	4.500%	900,000	949,500
01/18/41	6.125%	1,367,000	1,547,139
06/15/45	5.000%	600,000	596,400
Ecopetrol SA
09/18/23	5.875%	3,260,000	3,537,100
Total			6,630,139
Croatia 0.0%
Croatia Government International Bond(a)
01/26/24	6.000%	700,000	772,765
01/26/24	6.000%	100,000	110,395
Total			883,160
Dominican Republic 0.1%
Dominican Republic International Bond(a)
05/06/21	7.500%	4,000,000	4,400,000
05/06/21	7.500%	100,000	110,625
01/28/24	6.600%	800,000	866,000
01/27/25	5.500%	100,000	102,000
01/27/25	5.500%	100,000	102,000
04/30/44	7.450%	435,000	475,237
01/27/45	6.850%	800,000	826,000
Total			6,881,862
Finland 0.0%
Republic of Finland
02/15/26	6.950%	1,500,000	1,931,940
France 0.1%
Electricite de France SA(a)
10/13/55	5.250%	6,205,000	6,388,277
Hong Kong 0.0%
CITIC Ltd.(a)
01/21/18	6.875%	200,000	208,540
Hungary 0.1%
Hungary Government International Bond
02/19/18	4.125%	70,000	71,570
03/29/21	6.375%	546,000	612,885
02/21/23	5.375%	3,400,000	3,743,210
11/22/23	5.750%	2,000,000	2,258,160
03/25/24	5.375%	430,000	477,838

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	39

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magyar Export-Import Bank Zrt.(a)
01/30/20	4.000%	1,200,000	1,230,115
Total			8,393,778
India 0.0%
Export-Import Bank of India(a)
08/05/26	3.375%	860,000	827,349
Indonesia 0.0%
PT Pertamina Persero(a)
05/20/43	5.625%	250,000	251,347
05/30/44	6.450%	200,000	220,683
Total			472,030
Israel 0.0%
Israel Electric Corp., Ltd.(a)
01/15/19	7.250%	200,000	216,875
Japan 0.0%
Japan Bank for International Cooperation
02/24/20	2.250%	1,400,000	1,400,741
Kazakhstan 0.0%
Kazakhstan Government International Bond(a)
07/21/25	5.125%	700,000	757,750
Mexico 0.3%
Mexico Government International Bond
01/21/21	3.500%	800,000	823,200
03/15/22	3.625%	1,974,000	2,017,428
10/02/23	4.000%	200,000	204,800
01/30/25	3.600%	1,000,000	992,000
03/08/44	4.750%	3,286,000	3,129,915
01/23/46	4.600%	810,000	757,350
Pemex Project Funding Master Trust
03/05/20	6.000%	3,000,000	3,220,500
06/15/38	6.625%	50,000	49,500
Petroleos Mexicanos
07/18/18	3.500%	55,000	55,930
02/04/21	6.375%	3,490,000	3,790,140
12/20/22	1.700%	615,000	608,508
01/15/25	4.250%	300,000	285,450
08/04/26	6.875%	820,000	897,654
01/23/45	6.375%	940,000	890,453
01/23/46	5.625%	300,000	260,640
Petroleos Mexicanos(a)
03/13/22	5.375%	650,000	679,867
03/13/22	5.375%	600,000	627,570
03/13/27	6.500%	1,298,000	1,379,449
Total			20,670,354
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netherlands 0.0%
Petrobras Global Finance BV
01/17/22	6.125%	235,000	243,812
Panama 0.0%
Panama Government International Bond
03/16/25	3.750%	200,000	206,000
01/26/36	6.700%	840,000	1,058,400
Total			1,264,400
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/19	3.250%	200,000	203,240
07/15/25	4.750%	920,000	977,040
Fondo MIVIVIENDA SA(a)
01/31/23	3.500%	300,000	299,250
Peruvian Government International Bond
03/14/37	6.550%	885,000	1,140,544
11/18/50	5.625%	150,000	177,000
Total			2,797,074
Philippines 0.0%
Philippine Government International Bond
01/21/24	4.200%	900,000	979,925
01/15/32	6.375%	400,000	520,295
10/23/34	6.375%	275,000	366,407
Power Sector Assets & Liabilities Management Corp.(a)
05/27/19	7.250%	100,000	111,205
Total			1,977,832
Poland 0.0%
Poland Government International Bond
03/17/23	3.000%	300,000	300,000
Qatar 0.0%
Nakilat, Inc.(a)
12/31/33	6.067%	1,164,000	1,348,843
Romania 0.0%
Romanian Government International Bond(a)
08/22/23	4.375%	150,000	157,690
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
04/28/34	8.625%	200,000	261,960
Russian Agricultural Bank OJSC Via RSHB Capital SA(a)
07/25/18	5.100%	200,000	206,500

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Foreign Bond - Eurobond(a)
04/04/22	4.500%	1,200,000	1,273,390
09/16/23	4.875%	200,000	215,088
04/04/42	5.625%	800,000	873,000
Total			2,829,938
Saudi Arabia 0.0%
Saudi Arabia Government International Bond(a)
10/26/26	3.250%	2,175,000	2,106,812
Serbia 0.0%
Serbia International Bond(a)
02/25/20	4.875%	550,000	568,082
South Africa 0.0%
South Africa Government International Bond
05/30/22	5.875%	200,000	221,750
01/17/24	4.665%	800,000	825,000
09/16/25	5.875%	200,000	220,000
Total			1,266,750
South Korea 0.2%
Export-Import Bank of Korea
12/30/20	2.625%	400,000	402,503
01/25/22	2.750%	4,615,000	4,616,698
Korea Development Bank (The)
03/11/20	2.500%	300,000	301,646
02/27/22	2.625%	6,630,000	6,603,732
09/14/22	3.000%	200,000	202,249
Total			12,126,828
Turkey 0.1%
Turkey Government International Bond
03/30/21	5.625%	3,400,000	3,531,444
03/23/23	3.250%	950,000	864,500
Total			4,395,944
United Arab Emirates 0.0%
DP World Ltd.(a)
07/02/37	6.850%	300,000	339,750
Uruguay 0.0%
Uruguay Government International Bond
10/27/27	4.375%	1,000,000	1,030,000
06/18/50	5.100%	200,000	188,200
Total			1,218,200
Venezuela 0.0%
Venezuela Government International Bond
09/15/27	9.250%	370,000	194,361
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands 0.0%
CNPC General Capital Ltd.(a)
11/25/19	2.700%	300,000	304,636
Franshion Brilliant Ltd.(a)
03/19/19	5.750%	400,000	415,000
Sinochem Offshore Capital Co., Ltd.(a)
04/29/19	3.250%	200,000	203,224
Sinopec Group Overseas Development 2015 Ltd.(a)
04/28/25	3.250%	300,000	292,980
Sinopec Group Overseas Development Ltd.(a)
04/28/25	3.250%	400,000	390,640
Total			1,606,480
Total Foreign Government Obligations (Cost $117,550,043)			118,850,570

Inflation-Indexed Bonds 0.4%

United States 0.4%
U.S. Treasury Inflation-Indexed Bond
07/15/25	0.375%	16,543,800	16,695,093
02/15/44	1.375%	3,289,078	3,685,665
02/15/45	0.750%	10,913,999	10,574,039
Total			30,954,797
Total Inflation-Indexed Bonds (Cost $31,971,746)			30,954,797

Municipal Bonds 0.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/25	5.000%	1,605,000	1,940,381
Series 2017J
08/15/26	5.000%	1,440,000	1,758,038
Total			3,698,419
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable Project Series 2011-C1
01/01/35	7.781%	535,000	576,430
Unlimited General Obligation Refunding Bonds
Taxable Series 2014B
01/01/44	6.314%	1,240,000	1,141,532

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	41

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/33	7.375%	395,000	405,108
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/36	5.968%	3,100,000	3,975,099
Series 2016B-1
12/01/41	5.000%	865,000	986,014
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds Series 2009
07/01/34	5.750%	2,155,000	2,679,290
Total			9,763,473
Municipal Power 0.0%
Los Angeles Department of Water & Power
Revenue Bonds
Series 2010 (BAM)
07/01/45	6.574%	1,595,000	2,235,520
Sales Tax 0.1%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds Series 2016S-1
11/01/46	5.000%	1,285,000	1,644,581
Puerto Rico Sales Tax Financing Corp.(j)
Revenue Bonds
1st Senior Series 2009C
08/01/57	5.750%	500,000	355,205
Subordinated Revenue Bonds
1st Series 2009A-1
08/01/43	5.250%	1,575,000	765,844
1st Series 2009B
08/01/44	6.500%	285,000	148,437
1st Series 2010C
08/01/41	5.250%	2,160,000	1,050,300
Total			3,964,367
Special Non Property Tax 0.1%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/35	4.532%	3,160,000	3,447,054
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Revenue Bonds
Taxable Sales Tax Series 2013
06/15/28	3.350%	2,500,000	2,448,400
Total			5,895,454
Special Property Tax 0.0%
New York State Urban Development Corp.
Revenue Bonds
Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	2,650,000	2,749,163
State General Obligation 0.3%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016G
09/01/46	3.000%	4,200,000	3,538,206
State of California
Unlimited General Obligation Bonds
Build America Bonds Series 2010
03/01/40	7.625%	800,000	1,179,528
Taxable-Various Purpose Series 2010
03/01/19	6.200%	2,700,000	2,953,557
State of Mississippi
Unlimited General Obligation Bonds
Series 2016B
12/01/27	5.000%	500,000	604,975
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund Series 2017
10/01/33	5.000%	3,310,000	3,923,310
Transportation Commission Mobility Fund Series 2017
10/01/34	5.000%	7,350,000	8,667,928
Total			20,867,504
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/49	6.263%	1,920,000	2,655,994
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds Series 2009
12/01/39	6.105%	1,620,000	2,080,825
Total			4,736,819

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds Series 2010
11/01/40	6.742%	425,000	534,960
New York City Water & Sewer System
Revenue Bonds
Series 2010 (BAM)
06/15/43	5.440%	1,550,000	1,945,529
Total			2,480,489
Total Municipal Bonds (Cost $56,744,250)			56,391,208

Preferred Debt 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.2%
M&T Bank Corp.(b)
12/31/49	6.375%	435	463,493
12/31/49	6.375%	2,803	2,934,040
State Street Corp.(b)
12/31/49	5.350%	76,010	2,016,545
12/31/49	5.900%	52,835	1,454,019
Wells Fargo & Co.
12/31/49	7.500%	3,000	3,675,000
Total			10,543,097
Property & Casualty 0.0%
Allstate Corp. (The)(b)
01/15/53	5.100%	51,885	1,392,075
Total Preferred Debt (Cost $11,442,920)			11,935,172

Residential Mortgage-Backed Securities - Agency 17.4%

Federal Home Loan Mortgage Corp.
04/01/21	9.000%	405	410
12/01/31	2.500%	16,292,554	16,350,969
03/01/22- 08/01/22	8.500%	6,854	7,420
08/01/24- 02/01/25	8.000%	27,929	30,946
10/01/28- 07/01/32	7.000%	374,471	429,355
03/01/31- 02/01/47	3.000%	47,885,246	47,717,363
10/01/31- 07/01/37	6.000%	1,122,225	1,300,896
04/01/33- 09/01/39	5.500%	2,188,617	2,463,936
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/36- 10/01/37	6.500%	489,090	554,109
10/01/39- 05/01/41	5.000%	917,126	1,005,801
09/01/40- 06/01/46	4.000%	42,087,607	44,452,200
09/01/40- 07/01/41	4.500%	3,537,518	3,809,010
05/01/43- 10/01/46	3.500%	86,895,767	89,295,786
CMO Series 3071 Class ZP
11/15/35	5.500%	5,599,029	6,833,436
CMO Series 3741 Class PD
10/15/40	4.000%	1,855,000	1,970,076
CMO Series 3809 Class HZ
02/15/41	4.000%	2,240,909	2,390,397
CMO Series 4059 Class DY
06/15/42	3.500%	5,074,000	5,241,943
CMO Series 4247 Class AY
09/15/43	4.500%	1,000,000	1,105,744
CMO Series 4396 Class PZ
06/15/37	3.000%	662,887	607,782
CMO Series 4496 Class PZ
07/15/45	2.500%	596,112	505,569
Federal Home Loan Mortgage Corp.(d)
02/01/47	3.500%	13,821,209	14,180,942
03/13/47	4.500%	8,000,000	8,590,285
Federal Home Loan Mortgage Corp.(b)
CMO Series 2380 Class F
11/15/31	1.220%	438,587	439,702
CMO Series 2557 Class FG
01/15/33	1.170%	1,016,426	1,013,616
CMO Series 2962 Class PF
03/15/35	1.020%	584,412	584,783
CMO Series 2981 Class FU
05/15/30	0.970%	710,056	705,248
CMO Series 3085 Class FV
08/15/35	1.470%	1,840,122	1,873,246
CMO Series 3135 Class FC
04/15/26	1.070%	1,545,928	1,545,711
CMO Series 3564 Class FC
01/15/37	2.030%	1,218,512	1,228,022
CMO Series 3785 Class LS
01/15/41	8.366%	2,032,007	2,330,843
CMO Series 3852 Class QN
05/15/41	5.500%	111,710	116,522
CMO Series 3973 Class FP
12/15/26	1.070%	811,844	810,174

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	43

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4048 Class FJ
07/15/37	1.171%	1,017,292	1,000,663
CMO Series 4238 Class FD
02/15/42	1.070%	3,645,926	3,638,240
CMO Series 4311 Class PF
06/15/42	1.120%	862,238	863,774
CMO Series 4364 Class FE
12/15/39	1.070%	888,799	886,150
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 3404 Class AS
01/15/38	5.125%	5,218,357	741,044
CMO Series 3833 Class LI
10/15/40	1.841%	29,737,799	1,793,139
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b),(e)
CMO Series K051 Class X1
09/25/25	0.552%	19,158,426	751,938
CMO Series K058 Class X1
08/25/26	0.931%	2,488,065	177,139
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/30	3.511%	4,290,000	4,377,249
Federal National Mortgage Association
04/01/23	8.500%	2,235	2,260
06/01/24	9.000%	6,596	7,121
02/01/25- 08/01/27	8.000%	52,199	59,151
03/01/26- 07/01/38	7.000%	1,152,190	1,346,564
09/01/26- 01/01/31	2.500%	20,613,535	20,848,830
11/01/26- 09/01/45	3.000%	40,363,663	41,100,165
04/01/27- 06/01/32	7.500%	104,521	118,782
05/01/29- 10/01/40	6.000%	3,908,654	4,491,003
05/01/32- 10/01/38	6.500%	359,156	409,860
09/01/32- 09/01/46	4.000%	113,688,865	120,258,981
03/01/33- 04/01/41	5.500%	1,873,256	2,127,252
10/01/33- 12/01/46	3.500%	111,605,582	115,123,371
07/01/34- 10/01/41	5.000%	9,848,262	10,819,355
10/01/40- 12/01/43	4.500%	13,254,806	14,292,198
CMO Series 2003-82 Class Z
08/25/33	5.500%	260,105	287,422
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-100 Class PL
12/25/39	5.000%	770,652	891,180
CMO Series 2009-111 Class DA
12/25/39	5.000%	456,360	483,971
CMO Series 2010-81 Class PB
08/25/40	5.000%	829,499	922,940
CMO Series 2012-103 Class PY
09/25/42	3.000%	1,000,000	944,560
CMO Series 2013-15 Class BL
03/25/43	2.500%	2,323,879	2,000,064
CMO Series 2013-17 Class JP
03/25/43	3.000%	650,000	622,646
CMO Series 2015-18 Class NB
04/25/45	3.000%	2,002,796	1,902,590
CMO Series 2016-25 Class LB
05/25/46	3.000%	3,000,000	2,863,560
Federal National Mortgage Association(d)
03/13/47	4.500%	68,805,000	73,933,119
04/18/31- 03/16/32	2.500%	30,150,000	30,202,457
03/16/32- 03/13/47	3.000%	131,645,000	132,303,468
01/01/45- 03/13/47	4.000%	71,525,932	75,097,052
04/13/46- 03/13/47	3.500%	69,480,000	71,176,384
Federal National Mortgage Association(b)
04/01/34	2.680%	378,997	391,137
CMO Series 2002-59 Class HF
08/17/32	1.122%	489,241	489,224
CMO Series 2003-134 Class FC
12/25/32	1.371%	2,823,801	2,865,537
CMO Series 2004-93 Class FC
12/25/34	0.971%	1,761,647	1,750,378
CMO Series 2006-71 Class SH
05/25/35	13.715%	304,220	436,263
CMO Series 2007-90 Class F
09/25/37	1.261%	1,556,424	1,553,850
CMO Series 2007-W7 Class 1A4
07/25/37	34.553%	210,596	303,778
CMO Series 2008-15 Class AS
08/25/36	29.145%	852,298	1,481,685
CMO Series 2010-135 Class FD
06/25/39	1.271%	3,558,214	3,570,149
CMO Series 2010-142 Class HS
12/25/40	8.440%	1,247,418	1,320,479
CMO Series 2010-150 Class FL
10/25/40	1.321%	1,001,656	1,007,484

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-74 Class WF
07/25/34	1.371%	1,444,018	1,444,851
CMO Series 2010-86 Class FE
08/25/25	1.221%	1,682,821	1,683,058
CMO Series 2011-99 Class KF
10/25/26	1.071%	1,569,995	1,568,480
CMO Series 2012-1 Class FA
02/25/42	1.271%	3,407,741	3,409,735
CMO Series 2012-115 Class MT
10/25/42	4.500%	2,201,869	2,069,067
CMO Series 2012-14 Class FB
08/25/37	1.221%	506,937	508,824
CMO Series 2012-47 Class HF
05/25/27	1.171%	2,325,554	2,323,824
CMO Series 2012-73 Class LF
06/25/39	1.221%	3,043,463	3,036,751
CMO Series 2016-32 Class GT
01/25/43	4.500%	1,936,154	1,831,118
CMO Series 2016-32 Class TG
01/25/43	4.500%	1,805,119	1,701,868
Federal National Mortgage Association(k)
02/01/46	3.500%	11,244,552	11,539,493
Federal National Mortgage Association(b),(e)
CMO Series 2006-43 Class SJ
06/25/36	5.819%	2,692,545	475,907
CMO Series 2016-32 Class SA
10/25/34	5.329%	8,298,147	1,308,348
Federal National Mortgage Association(l)
CMO Series G93-28 Class E
07/25/22	0.000%	289,232	276,305
CMO STRIPS Series 43 Class 1
09/25/18	0.000%	268	265
Government National Mortgage Association
05/15/40	5.000%	1,219,310	1,346,458
05/20/41	4.500%	1,880,264	2,030,765
02/15/42	4.000%	2,466,357	2,634,285
12/20/46	3.000%	12,012,990	12,172,879
08/20/59	5.500%	42,481	42,903
12/20/60	4.297%	89,760	91,566
01/20/61	5.305%	71,932	76,092
04/20/61	4.346%	229,010	233,940
01/20/62	4.653%	64,826	67,450
03/20/62	4.548%	190,138	198,764
05/20/62	4.166%	2,019,959	2,101,729
05/20/62	4.491%	159,690	166,762
05/20/62	4.510%	216,474	226,081
06/20/62	4.598%	156,190	163,591
07/20/62	4.591%	110,239	115,278
08/20/62	4.497%	197,105	206,233
08/20/62	4.517%	970,082	1,014,980
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/20/62	4.531%	1,794,729	1,878,229
09/20/62	4.527%	1,395,792	1,459,530
10/20/62	4.477%	1,872,184	1,958,862
10/20/62	4.478%	55,946	58,894
11/20/62	4.625%	513,317	538,254
11/20/62	4.647%	1,659,026	1,742,295
12/20/62	4.604%	1,822,642	1,910,876
02/20/63	4.287%	239,465	252,867
02/20/63	4.318%	432,190	454,023
02/20/63	4.432%	1,056,158	1,110,998
02/20/63	4.580%	225,427	237,140
03/20/63	4.508%	105,287	110,937
03/20/63	4.566%	586,532	618,525
04/20/63	4.225%	1,646,313	1,734,609
04/20/63	4.442%	1,525,193	1,608,343
04/20/63	4.495%	102,646	108,231
04/20/63	4.505%	249,415	263,035
04/20/63	4.768%	26,543	27,333
05/20/63	4.390%	1,824,484	1,923,969
05/20/63	4.457%	2,374,072	2,507,286
06/20/63	4.395%	953,476	1,005,789
06/20/63	4.434%	4,769,951	5,046,743
06/20/63	4.544%	1,200,594	1,270,234
06/20/63	4.606%	3,060,042	3,235,205
01/20/64	4.703%	100,911	105,186
12/20/64	4.526%	1,381,593	1,446,927
12/20/64	4.631%	4,700,427	5,110,901
01/20/66	4.522%	3,072,340	3,346,469
01/20/66	4.538%	901,871	983,271
01/20/66	4.587%	1,046,518	1,141,713
02/20/66	4.470%	3,656,475	3,985,194
02/20/66	4.545%	2,566,859	2,804,289
04/20/66	4.581%	2,510,105	2,748,709
08/20/66	4.614%	1,055,010	1,165,316
12/20/66	4.543%	629,741	693,313
01/01/67	4.565%	2,183,619	2,368,266
03/20/46- 12/20/46	3.500%	31,183,910	32,462,946
CMO Series 2013-170 Class WZ
11/16/43	3.000%	733,810	661,577
Government National Mortgage Association(d)
03/21/47	3.000%	8,570,000	8,671,769
03/21/47	3.500%	25,365,000	26,367,709
03/21/47	4.000%	3,825,000	4,046,555
03/21/47	4.500%	3,500,000	3,765,781
Government National Mortgage Association(b)
03/20/66	1.925%	949,530	963,371
04/20/66	1.489%	965,774	970,602
CMO Series 2003-60 Class GS
05/16/33	11.133%	457,760	524,727
CMO Series 2004-26 Class XF
04/16/34	1.070%	2,288,042	2,288,975
CMO Series 2010-145 Class GF
11/20/35	1.231%	661,737	661,949

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	45

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-H26 Class LF
08/20/58	1.122%	482,553	477,809
CMO Series 2011-114 Class KF
03/20/41	1.231%	726,102	726,197
CMO Series 2012-H20 Class BA
09/20/62	1.332%	417,888	417,241
CMO Series 2012-H21 Class CF
05/20/61	1.472%	501,145	501,545
CMO Series 2012-H21 Class DF
05/20/61	1.422%	446,845	447,535
CMO Series 2012-H22 Class FD
01/20/61	1.242%	614,640	615,361
CMO Series 2012-H24 Class FD
09/20/62	1.362%	941,329	943,296
CMO Series 2013-115 Class EF
04/16/28	1.020%	929,226	925,371
CMO Series 2013-135 Class FH
09/16/43	0.920%	3,335,452	3,332,180
CMO Series 2013-H02 Class FD
12/20/62	1.112%	530,057	525,260
CMO Series 2013-H05 Class FB
02/20/62	1.172%	604,096	603,730
CMO Series 2013-H17 Class FA
07/20/63	1.322%	849,823	848,125
CMO Series 2013-H18 Class EA
07/20/63	1.272%	837,546	834,444
CMO Series 2013-H19 Class FC
08/20/63	1.372%	5,339,139	5,337,564
CMO Series 2016-H04 Class FG
12/20/61	1.472%	1,559,297	1,556,900
CMO Series 2016-H10 Class FJ
04/20/66	1.372%	9,582,931	9,603,271
CMO Series 2016-H13 Class FT
05/20/66	1.352%	10,576,441	10,569,313
Government National Mortgage Association(b),(e)
CMO Series 2014-H05 Class AI
02/20/64	1.309%	7,585,566	524,921
CMO Series 2014-H14 Class BI
06/20/64	1.617%	9,207,915	791,881
CMO Series 2014-H15 Class HI
05/20/64	1.403%	11,856,798	816,933
CMO Series 2014-H20 Class HI
10/20/64	1.160%	4,375,952	252,055
CMO Series 2015-163 Class IO
12/16/57	0.808%	5,399,981	310,907
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-189 Class IG
01/16/57	0.933%	32,061,444	2,135,424
CMO Series 2015-30 Class IO
07/16/56	1.059%	8,749,680	563,421
CMO Series 2015-32 Class IO
09/16/49	0.919%	13,028,101	817,455
CMO Series 2015-73 Class IO
11/16/55	0.830%	9,293,182	555,095
CMO Series 2015-9 Class IO
02/16/49	1.171%	31,331,001	2,044,799
CMO Series 2015-H22 Class BI
09/20/65	1.767%	3,970,478	310,094
CMO Series 2016-72 Class IO
12/16/55	0.941%	18,450,030	1,299,733
Total Residential Mortgage-Backed Securities - Agency (Cost $1,262,659,265)			1,256,631,080

Residential Mortgage-Backed Securities - Non-Agency 3.2%

ASG Resecuritization Trust(a),(b)
CMO Series 2009-2 Class G70
05/24/36	3.149%	1,609,904	1,607,065
CMO Series 2009-2 Class G75
05/24/36	3.149%	1,925,000	1,915,626
Asset-Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-HE1 Class A4
01/25/36	1.071%	3,230,000	2,972,666
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/36	6.000%	1,763,403	1,804,537
CMO Series 2006-3 Class 5A3
03/25/36	5.500%	1,563,542	1,449,767
Banc of America Funding Trust(b)
CMO Series 2006-D Class 3A1
05/20/36	3.576%	2,480,643	2,184,627
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2016-RN3 Class A1
09/28/31	3.598%	6,950,307	6,957,181
Bayview Opportunity Master Fund IIIB Trust(a)
CMO Series 2016-RPL4 Class A1
07/28/18	3.475%	1,802,433	1,803,304
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/55	4.000%	3,684,584	3,784,546
Bayview Opportunity Master Fund IVb Trust(a),(b)
CMO Series 2017-RN1 Class A1
02/28/32	3.598%	7,000,000	7,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 1A2
02/25/47	0.931%	815,001	807,183
BCAP LLC Trust(a),(b)
CMO Series 2012-RR10 Class 9A1
10/26/35	3.103%	194,551	195,561
CMO Series 2012-RR11 Class 2A1
08/26/36	0.891%	24,463	24,456
CMO Series 2015-RR2 Class 23A1
03/28/37	0.963%	3,607,081	3,550,796
BCAP LLC Trust(a)
CMO Series 2013-RR2 Class 7A1
07/26/36	3.000%	360,879	360,879
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	586,802	585,964
CMO Series 2013-RR5 Class 3A1
09/26/36	3.500%	748,044	746,273
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
08/25/36	0.921%	3,800,000	2,670,031
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/37	6.000%	1,138,918	1,175,071
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2012-7 Class 12A1
03/25/36	3.087%	187,501	186,542
CMO Series 2012-9 Class 1A1
02/20/36	3.179%	337,483	336,906
CMO Series 2013-2 Class 1A1
11/25/37	3.162%	666,309	667,230
CMO Series 2014-12 Class 3A1
10/25/35	3.126%	2,619,518	2,669,268
CMO Series 2015-A Class A4
06/25/58	4.250%	1,657,411	1,695,438
Countrywide Home Equity Loan Trust
CMO Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	262,376	262,261
CMO Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	205,568	204,819
Countrywide Home Loan Mortgage Pass-Through Trust(b)
CMO Series 2007-HY5 Class 1A1
09/25/47	3.297%	1,185,080	1,075,705
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2009-14R Class 4A9
10/26/35	3.103%	3,776,000	3,799,212
CMO Series 2011-12R Class 3A1
07/27/36	2.894%	4,059,840	4,032,928
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-16R Class 7A3
12/27/36	3.048%	76,362	76,366
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	2,788,375	2,845,612
CMO Series 2016-RPL1 Class A1
12/26/46	2.000%	7,928,234	7,924,893
Credit Suisse Securities (USA) LLC(a),(b)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	2,265,811	2,233,720
Credit-Based Asset Servicing & Securitization LLC(b)
CMO Series 2005-CB7 Class AF3
11/25/35	3.954%	1,862,411	1,869,377
CMO Series 2007-CB1 Class AF3
01/25/37	3.846%	4,670,870	2,010,141
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
10/19/45	1.071%	2,734,276	2,368,315
CMO Series 2006-AR2 Class 2A1A
10/19/36	0.981%	3,365,540	2,782,267
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
05/25/24	3.371%	1,390,000	1,405,174
Federal National Mortgage Association
02/15/47	2.500%	15,450,000	16,649,186
Federal National Mortgage Association(b)
CMO Series 2014-C03 Class 1M2
07/25/24	3.771%	2,470,000	2,534,414
First Franklin Mortgage Loan Trust(b)
Series 2006-FF18 Class A2D
12/25/37	0.981%	3,396,089	2,272,924
Series 2007-FF2 Class A2B
03/25/37	0.871%	5,728,220	3,407,486
First Horizon Mortgage Pass-Through Trust(b)
CMO Series 2007-AR1 Class 1A1
05/25/37	3.209%	849,213	697,870
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 14-DN2 Class M2
04/25/24	2.421%	3,186,272	3,216,743
GreenPoint Mortgage Funding Trust(b)
CMO Series 2006-AR8 Class 1A2A
01/25/47	0.951%	662,176	652,684
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
11/25/34	1.641%	2,391,254	2,224,747
GSR Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 2A1
04/25/36	3.144%	2,902,587	2,656,088

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	47

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HarborView Mortgage Loan Trust(b)
CMO Series 2007-4 Class 2A1
07/19/47	1.001%	1,081,731	908,142
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/21	5.875%	1,050,790	1,023,381
CMO Series 2007-S1 Class 1A2
03/25/22	5.500%	389,597	398,019
JPMorgan Resecuritization Trust(a),(b)
CMO Series 2014-1 Class 1016
03/26/36	3.118%	4,000,000	3,964,438
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	842,400	850,574
Lehman XS Trust(b)
CMO Series 2005-4 Class 1A3
10/25/35	1.571%	2,018,848	1,965,371
CMO Series 2005-5N Class 3A1A
11/25/35	1.071%	4,185,433	3,713,820
Long Beach Mortgage Loan Trust(b)
CMO Series 2005-1 Class M3
02/25/35	1.641%	5,925,000	5,847,844
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/34	5.500%	1,296,305	1,365,766
Mill City Mortgage Trust(a)
CMO Series 2016-1 Class A1
04/25/57	2.500%	1,798,024	1,788,734
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
04/25/35	1.031%	5,209,773	4,847,441
Morgan Stanley Re-Remic Trust(a),(b)
CMO Series 2010-R1 Class 2B
07/26/35	3.158%	1,527,496	1,524,023
CMO Series 2013-R3 Class 10A
10/26/35	3.103%	241,295	240,617
Morgan Stanley Resecuritization Trust(a),(b)
CMO Series 2013-R9 Class 2A
06/26/46	3.188%	355,735	355,291
CMO Series 2013-R9 Class 4A
06/26/46	2.932%	517,289	515,077
Mortgage Repurchase Agreement Financing Trust(a),(b)
CMO Series 2016-3 Class A1
11/10/18	1.772%	2,260,000	2,260,000
CMO Series 2016-4 Class A1
05/10/19	1.972%	9,420,000	9,420,000
CMO Series 2016-5 Class A
06/10/19	1.872%	1,600,000	1,600,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
12/25/35	1.031%	2,785,978	2,584,630
Nationstar Home Equity Loan Trust(b)
CMO Series 2007-B Class 2AV3
04/25/37	1.021%	7,509,000	7,212,397
Nomura Asset Acceptance Corp. Alternative Loan Trust(b)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	85,173	84,382
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	539,424	534,325
Nomura Resecuritization Trust(a),(b)
CMO Series 2012-3R Class 1A1
01/26/37	0.944%	102,482	102,096
CMO Series 2014-6R Class 3A1
01/26/36	1.016%	1,592,711	1,529,135
RALI Trust(b)
CMO Series 2005-QA4 Class A41
04/25/35	3.552%	1,566,589	1,499,949
RALI Trust(b),(e)
CMO Series 2006-QS18 Class 1AV
12/25/36	0.430%	63,592,667	1,134,271
CMO Series 2006-QS9 Class 1AV
07/25/36	0.612%	30,263,741	657,227
CMO Series 2007-QS1 Class 2AV
01/25/37	0.171%	65,237,894	463,770
Residential Asset Mortgage Products Trust(b)
CMO Series 2006-RZ3 Class A3
08/25/36	1.061%	4,781,000	4,613,234
RFMSI Trust(b)
CMO Series 2005-SA5 Class 1A
11/25/35	3.403%	2,572,981	2,107,358
CMO Series 2006-SA4 Class 2A1
11/25/36	4.391%	715,124	626,624
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2004-20 Class 1A2
01/25/35	3.228%	1,473,925	1,399,196
CMO Series 2006-5 Class 1A1
06/25/36	3.221%	2,919,310	2,472,451
Structured Asset Securities Corp. Mortgage Loan Trust(a),(b)
CMO Series 2006-GEL4 Class A3
10/25/36	1.071%	8,831,000	8,371,644
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(b)
CMO Series 2004-21XS Class 2A6A
12/25/34	5.240%	2,643	2,681
Towd Point Mortgage Trust(a),(b)
CMO Series 2016-2 Class A1A
08/25/55	2.750%	2,456,555	2,449,407

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/54	3.875%	427,051	427,737
WaMu Asset-Backed Certificates(b)
CMO Series 2007-HE1 Class 2A3
01/25/37	0.921%	5,669,195	3,372,523
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2003-AR8 Class A
08/25/33	2.683%	1,008,673	1,020,589
CMO Series 2005-AR11 Class A1A
08/25/45	1.091%	2,457,330	2,368,888
CMO Series 2005-AR17 Class A1A1
12/25/45	1.048%	5,910,865	5,540,344
CMO Series 2005-AR2 Class 2A1A
01/25/45	1.081%	2,564,272	2,466,414
CMO Series 2005-AR8 Class 2A1A
07/25/45	1.061%	2,090,257	2,004,935
CMO Series 2005-AR9 Class A1A
07/25/45	1.418%	1,931,545	1,876,757
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.554%	3,631,637	3,340,619
CMO Series 2006-AR5 Class A12A
06/25/46	1.594%	1,119,937	1,042,042
CMO Series 2007-HY3 Class 1A1
03/25/37	2.493%	1,063,940	942,243
CMO Series 2007-OC2 Class A3
06/25/37	1.081%	4,613,903	3,744,687
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2007-HY1 Class 3A3
02/25/37	3.106%	6,682,883	6,278,300
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $216,317,469)			229,213,242

Senior Loans 0.4%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
Quebecor Media, Inc.(b),(m)
Tranche B1 Term Loan
08/17/20	3.539%	744,216	746,694
Chemicals 0.1%
Avantor Performance Materials Holdings, Inc.(b),(m)
1st Lien Term Loan
06/21/22	6.000%	1,470,641	1,489,024
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Platform Specialty Products Corp.(b),(m)
Tranche B5 Term Loan
06/07/20	4.500%	438,899	444,166
Total			1,933,190
Consumer Products 0.0%
Serta Simmons Holdings, LLC(b),(m)
2nd Lien Term Loan
11/08/24	9.038%	501,524	510,928
Diversified Manufacturing 0.0%
Accudyne Industries Borrower SCA/LLC(b),(m)
Term Loan
12/13/19	4.000%	365,000	347,965
Manitowoc Foodservice, Inc.(b),(m)
Tranche B Term Loan
03/03/23	5.750%	180,231	181,471
Total			529,436
Electric 0.0%
Vistra Operations Co. LLC(b),(m)
Term Loan
08/04/23	3.531%	297,214	298,552
Tranche C Term Loan
08/04/23	3.531%	67,786	68,091
Total			366,643
Environmental 0.0%
STI Infrastructure SARL(b),(m)
Term Loan
08/22/20	6.250%	673,372	611,085
Gaming 0.1%
Golden Nugget, Inc.(b),(m)
Term Loan
11/21/19	4.500%	267,000	270,004
11/21/19	4.539%	623,000	630,009
Twin River Management Group, Inc.(b),(m)
Term Loan
07/10/20	4.500%	1,214,157	1,230,098
Total			2,130,111
Health Care 0.0%
CHS/Community Health Systems, Inc.(b),(m)
Tranche H Term Loan
01/27/21	4.048%	961,945	945,005
Select Medical Corp.(b),(m)
Tranche B-F Term Loan
03/03/21	5.942%	744,375	744,375
Total			1,689,380

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	49

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Independent Energy 0.0%
Chesapeake Energy Corp.(b),(m)
Tranche A Term Loan
08/23/21	8.553%	250,811	270,876
EMG Utica LLC(b),(m)
Term Loan
03/27/20	4.750%	922,192	922,579
Total			1,193,455
Media and Entertainment 0.0%
UFC Holdings LLC(b),(m)
2nd Lien Term Loan
08/18/24	8.500%	33,000	33,825
Univision Communications, Inc.(b),(m)
Tranche C4 1st Lien Term Loan
03/01/20	4.000%	1,339,248	1,344,029
Total			1,377,854
Midstream 0.0%
Power Buyer LLC(b),(m)
1st Lien Term Loan
05/06/20	4.250%	1,359,815	1,358,972
Oil Field Services 0.0%
Drillships Ocean Ventures, Inc.(b),(m)
Term Loan
07/25/21	5.563%	1,462,500	1,352,813
Other Industry 0.0%
EIF Channelview Cogeneration LLC(b),(m)
Term Loan
05/08/20	4.250%	757,000	721,043
Packaging 0.0%
Reynolds Group Holdings, Inc.(b),(m)
Term Loan
02/05/23	3.781%	583,537	587,914
Pharmaceuticals 0.0%
RPI Finance Trust(b),(m)
Tranche B5 Term Loan
10/14/22	3.498%	640,515	647,585
Valeant Pharmaceuticals International, Inc.(b),(m)
Tranche B-E1 Term Loan
08/05/20	3.750%	974,802	980,349
Total			1,627,934
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Refining 0.0%
Western Refining, Inc.(b),(m)
Term Loan
06/23/23	5.500%	558,750	560,845
Retailers 0.0%
Advantage Sales & Marketing, Inc.(b),(m)
1st Lien Term Loan
07/23/21	4.250%	496,193	493,712
Supermarkets 0.0%
Albertsons LLC(b),(m)
Tranche B5 Term Loan
12/21/22	4.000%	1,246,875	1,263,882
SUPERVALU, Inc.(b),(m)
Term Loan
03/21/19	5.500%	270,258	272,285
Total			1,536,167
Technology 0.1%
Ancestry.com Operations, Inc.(b),(m)
2nd Lien Term Loan
10/19/24	9.250%	91,706	93,693
BMC Software Finance, Inc.(b),(m)
Term Loan
09/10/20	5.000%	496,022	498,532
Dell International LLC(b),(m)
Tranche A3 Term Loan
12/31/18	2.436%	3,400,000	3,406,086
First Data Corp.(b),(m)
Term Loan
03/24/21	3.779%	893,837	901,515
07/08/22	3.779%	1,399,430	1,408,526
Genesys Telecom(b),(m)
Term Loan
12/01/23	5.025%	92,000	93,052
Information Resources, Inc.(b),(m)
1st Lien Term Loan
01/18/24	5.250%	346,000	350,111
Information Resources, Inc.(b),(d),(m)
2nd Lien Term Loan
01/20/25	9.250%	418,000	415,212
Kronos, Inc.(b),(m)
2nd Lien Term Loan
11/01/24	9.284%	129,000	133,284
Total			7,300,011

The accompanying Notes to Financial Statements are an integral part of this statement.
50	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Transportation Services 0.1%
International Seaways, Inc.(b),(m)
Term Loan
08/05/19	5.790%	1,235,564	1,226,297
XPO Logistics, Inc.(b),(d),(m)
Term Loan
11/01/21	4.250%	479,705	483,605
Total			1,709,902
Wireless 0.0%
SBA Senior Finance II LLC(b),(d),(m)
Tranche B1 Term Loan
03/24/21	3.030%	457,604	459,512
Total Senior Loans (Cost $28,706,472)			28,797,601

Treasury Bills 0.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Spain 0.0%
Instituto de Credito Oficial(a)
09/14/18	1.880%	1,900,000	1,892,653
Total			1,892,653
United States 0.2%
U.S. Treasury Bills
03/30/17	0.450%	9,105,000	9,101,669
Total			9,101,669
U.S. Treasury Bills(k)
04/06/17	0.460%	1,100,000	1,099,490
Total			1,099,490
Total			10,201,159
Total Treasury Bills (Cost $12,100,479)			12,093,812

U.S. Government & Agency Obligations 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
04/07/17	0.480%	19,790,000	19,780,137
Federal Home Loan Banks(b)
06/28/30	1.250%	10,395,000	10,404,958
Federal Home Loan Banks Discount Notes
05/11/17	0.540%	28,000,000	27,970,180
07/14/17	0.580%	10,640,000	10,617,251
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Discount Notes
08/14/17	0.650%	8,000,000	7,976,392
Federal National Mortgage Association
03/01/17	0.490%	23,000,000	22,999,690
Federal National Mortgage Association(n)
STRIPS
05/15/30	0.000%	1,000,000	645,458
Residual Funding Corp.(n)
STRIPS
01/15/30	0.000%	10,536,000	6,947,523
04/15/30	0.000%	12,999,000	8,596,369
Total U.S. Government & Agency Obligations (Cost $116,366,442)			115,937,958

U.S. Treasury Obligations 18.5%

U.S. Treasury
03/31/17	0.500%	2,000,000	2,000,082
04/15/17	0.875%	63,390,000	63,418,882
12/31/18	1.250%	43,445,000	43,494,223
01/31/19	1.125%	40,140,000	40,077,301
02/28/19	1.125%	93,035,000	92,867,816
02/15/20	1.375%	72,346,000	72,142,527
08/15/21	2.125%	84,600,000	85,621,122
12/31/21	2.000%	12,350,000	12,414,640
01/31/22	1.500%	35,065,000	34,411,634
01/31/22	1.875%	76,740,000	76,692,038
02/28/22	1.875%	216,557,000	216,489,326
08/15/23	2.500%	2,500,000	2,555,763
02/29/24	2.125%	56,786,000	56,570,838
11/15/26	2.000%	105,410,000	101,996,508
02/15/27	2.250%	93,715,000	92,810,838
02/15/31	5.375%	4,962,000	6,659,738
05/15/39	4.250%	40,990,000	50,412,904
05/15/41	4.375%	3,095,000	3,881,687
11/15/41	3.125%	21,135,000	21,783,084
02/15/46	2.500%	25,670,000	23,232,351
08/15/46	2.250%	13,841,000	11,837,294
11/15/46	2.875%	164,380,100	161,188,825
02/15/47	3.000%	3,030,000	3,048,701
U.S. Treasury(k)
11/15/40	4.250%	15,275,000	18,785,867
05/15/43	2.875%	22,890,000	22,478,695
U.S. Treasury(k),(n)
STRIPS
05/15/43	0.000%	25,207,000	11,313,481
U.S. Treasury(n)
STRIPS
11/15/43	0.000%	8,095,000	3,603,263
02/15/45	0.000%	11,170,000	4,738,359
Total U.S. Treasury Obligations (Cost $1,347,561,028)			1,336,527,787

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	51

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(h),(o)	252,493,689	252,493,689
Total Money Market Funds (Cost $252,493,689)		252,493,689
Total Investments (Cost: $7,511,095,967)		7,528,515,417
Other Assets & Liabilities, Net		(310,605,769)
Net Assets		7,217,909,648
At February 28, 2017, securities and/or cash totaling $51,449,844 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at February 28, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	04/05/2017	457,000 EUR	486,490 USD	1,534	—
Futures contracts outstanding at February 28, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	405	USD	61,420,781	06/2017	631,928	—
U.S. Treasury 10-Year Note	3,062	USD	381,458,219	06/2017	988,636	—
U.S. Treasury 2-Year Note	382	USD	82,667,187	06/2017	43,184	—
U.S. Treasury 2-Year Note	128	USD	27,700,000	06/2017	23,749	—
U.S. Treasury 2-Year Note	317	USD	68,600,781	06/2017	—	(77,499)
U.S. Treasury 5-Year Note	1,248	USD	146,893,500	06/2017	41,981	—
U.S. Treasury 5-Year Note	532	USD	62,618,062	06/2017	1,813	—
U.S. Treasury 5-Year Note	3,069	USD	361,230,891	06/2017	—	(27,043)
U.S. Treasury Ultra 10-Year Note	75	USD	10,045,312	06/2017	60,706	—
U.S. Ultra Bond	517	USD	83,640,906	06/2017	1,274,198	—
Total			1,286,275,639		3,066,195	(104,542)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(97)	USD	(14,710,656)	06/2017	—	(148,491)
U.S. Treasury 10-Year Note	(635)	USD	(79,107,109)	06/2017	—	(40,957)
U.S. Treasury 2-Year Note	(207)	USD	(44,796,094)	06/2017	2,841	—
U.S. Treasury 2-Year Note	(1,580)	USD	(341,921,875)	06/2017	—	(224,068)
U.S. Treasury Ultra 10-Year Note	(116)	USD	(15,536,750)	06/2017	29,958	—
U.S. Ultra Bond	(85)	USD	(13,751,406)	06/2017	—	(165,500)
Total			(509,823,890)		32,799	(579,016)

Cleared interest rate swaps contracts outstanding at February 28, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.524%	8/19/2017	USD	87,450,000	76,764	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.539%	9/9/2017	USD	351,015,000	339,368	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.590%	10/21/2017	USD	84,800,000	98,221	—
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Cleared interest rate swaps contracts outstanding at February 28, 2017 (continued)
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.639%	11/1/2017	USD	83,390,000	81,745	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.675%	11/14/2017	USD	163,750,000	151,689	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.716%	11/22/2017	USD	81,635,000	49,190	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.655%	9/30/2018	USD	64,700,000	477,435	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.080%	11/17/2018	USD	81,845,000	217,226	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.911%	11/18/2018	USD	123,045,000	361,640	—
JPMorgan	Fixed rate of 1.942%	3-Month USD LIBOR-BBA	8/31/2021	USD	231,900,000	—	(716,990)
JPMorgan	3-Month USD LIBOR-BBA	Fixed rate of 1.476%	12/31/2022	USD	379,900,000	12,182,495	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.881%	9/6/2023	USD	130,000,000	7,060,082	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.369%	2/15/2042	USD	4,280,000	653,566	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.380%	9/27/2046	USD	2,780,000	464,935	—
Total						22,214,356	(716,990)
Credit default swap contracts outstanding at February 28, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	American International Group, Inc.	12/20/21	1.000	USD	4,340,000	(38,847)	(8,559)	—	(37,220)	—	(10,186)
Barclays	EI du Pont de Nemours & Co.	12/20/21	1.000	USD	4,360,000	(106,471)	(8,599)	—	(85,598)	—	(29,472)
Barclays	Electricite de France SA	12/20/21	1.000	USD	6,080,000	17,087	(11,991)	—	(13,636)	18,732	—
Barclays	Home Depot, Inc.	12/20/21	1.000	USD	12,310,000	(414,055)	(24,278)	—	(401,757)	—	(36,576)
Barclays	International Business Machines Corp.	12/20/21	1.000	USD	1,745,000	(50,805)	(3,442)	—	(34,316)	—	(19,931)
Barclays	McDonald’s Corp.	12/20/21	1.000	USD	1,435,000	(47,234)	(2,830)	—	(35,261)	—	(14,803)
Barclays	Morgan Stanley	12/20/21	1.000	USD	3,510,000	(40,367)	(6,923)	—	(11,134)	—	(36,156)
Citi	American International Group, Inc.	12/20/21	1.000	USD	4,345,000	(38,892)	(8,569)	—	(33,327)	—	(14,134)
Citi	American International Group, Inc.	12/20/21	1.000	USD	4,885,000	(43,725)	(9,634)	—	(34,151)	—	(19,208)
Citi	Bank of America Corp.	12/20/21	1.000	USD	2,550,000	(44,757)	(5,029)	—	(27,575)	—	(22,211)
Citi	Eastman Chemical Co.	12/20/21	1.000	USD	3,480,000	(60,452)	(6,863)	—	(31,465)	—	(35,850)
Citi	Energy Transfer Partners, LP	12/20/21	1.000	USD	880,000	2,819	(1,736)	33,362	—	—	(32,279)
Citi	Energy Transfer Partners, LP	12/20/21	1.000	USD	1,760,000	5,635	(3,471)	61,545	—	—	(59,381)
Citi	Goldman Sachs Group, Inc. (The)	12/20/21	1.000	USD	5,540,000	(53,486)	(10,926)	12,513	—	—	(76,925)
Citi	International Business Machines Corp.	12/20/21	1.000	USD	1,750,000	(50,952)	(3,451)	—	(33,842)	—	(20,561)
Citi	Kroger Co. (The)	12/20/21	1.000	USD	2,605,000	(44,021)	(5,138)	—	(46,239)	—	(2,920)
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	USD	17,580,000	904,232	(34,672)	1,046,737	—	—	(177,177)
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	USD	12,295,000	632,397	(24,249)	735,090	—	—	(126,942)
Citi	Nordstrom, Inc.	12/20/21	1.000	USD	3,500,000	81,059	(6,903)	107,761	—	—	(33,605)
Citi	Nordstrom, Inc.	12/20/21	1.000	USD	2,625,000	60,795	(5,177)	79,616	—	—	(23,998)
Citi	Viacom, Inc.	12/20/21	1.000	USD	3,475,000	(10,983)	(6,853)	65,782	—	—	(83,618)
Credit Suisse	D.R. Horton, Inc.	12/20/21	1.000	USD	3,495,000	(14,455)	(6,893)	69,335	—	—	(90,683)
Credit Suisse	Kroger Co. (The)	12/20/21	1.000	USD	1,735,000	(29,319)	(3,422)	—	(31,663)	—	(1,078)
Credit Suisse	Nordstrom, Inc.	12/20/21	1.000	USD	2,840,000	65,774	(5,601)	84,218	—	—	(24,045)
Goldman Sachs International	Campbell Soup Co.	12/20/21	1.000	USD	4,370,000	(122,337)	(8,619)	—	(111,238)	—	(19,718)
Goldman Sachs International	Citigroup, Inc.	12/20/21	1.000	USD	1,755,000	(30,807)	(3,461)	—	(10,379)	—	(23,889)
Goldman Sachs International	D.R. Horton, Inc.	12/20/21	1.000	USD	10,475,000	(43,324)	(20,659)	207,807	—	—	(271,790)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	53

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Buy protection (continued)
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Eastman Chemical Co.	12/20/21	1.000	USD	2,615,000	(45,426)	(5,157)	—	(17,722)	—	(32,861)
Goldman Sachs International	Eastman Chemical Co.	12/20/21	1.000	USD	1,745,000	(30,312)	(3,442)	—	(11,815)	—	(21,939)
Goldman Sachs International	Electricite de France SA	12/20/21	1.000	USD	6,075,000	17,073	(11,981)	—	(16,367)	21,459	—
Goldman Sachs International	Energy Transfer Partners, LP	12/20/21	1.000	USD	2,640,000	8,454	(5,207)	81,108	—	—	(77,861)
Goldman Sachs International	Energy Transfer Partners, LP	12/20/21	1.000	USD	880,000	2,818	(1,736)	30,802	—	—	(29,720)
Goldman Sachs International	Home Depot, Inc.	12/20/21	1.000	USD	8,745,000	(294,144)	(17,247)	—	(272,662)	—	(38,729)
Goldman Sachs International	Kohl’s Corp.	12/20/21	1.000	USD	580,000	29,328	(1,144)	11,476	—	16,708	—
Goldman Sachs International	Lincoln National Corp.	12/20/21	1.000	USD	2,615,000	(14,435)	(5,157)	2,344	—	—	(21,936)
Goldman Sachs International	Lincoln National Corp.	12/20/21	1.000	USD	870,000	(4,802)	(1,716)	3,111	—	—	(9,629)
Goldman Sachs International	McDonald’s Corp.	12/20/21	1.000	USD	6,155,000	(202,595)	(12,139)	—	(162,657)	—	(52,077)
Goldman Sachs International	Morgan Stanley	12/20/21	1.000	USD	9,700,000	(111,556)	(19,131)	—	(16,497)	—	(114,190)
Goldman Sachs International	Morgan Stanley	12/20/21	1.000	USD	4,350,000	(50,028)	(8,579)	—	(15,655)	—	(42,952)
Goldman Sachs International	Textron, Inc.	12/20/21	1.000	USD	7,925,000	(35,276)	(15,630)	—	—	—	(50,906)
Goldman Sachs International	Walt Disney Co. (The)	12/20/21	1.000	USD	4,400,000	(146,953)	(8,678)	—	(150,022)	—	(5,609)
JPMorgan	American International Group, Inc.	12/20/21	1.000	USD	3,475,000	(31,105)	(6,853)	—	(28,226)	—	(9,732)
JPMorgan	Barclays Bank, PLC	12/20/21	1.000	USD	1,735,000	50,229	(3,422)	67,244	—	—	(20,437)
JPMorgan	Energy Transfer Partners, LP	12/20/21	1.000	USD	880,000	2,819	(1,736)	36,306	—	—	(35,223)
JPMorgan	Goldman Sachs Group, Inc. (The)	12/20/21	1.000	USD	4,345,000	(41,949)	(8,569)	—	(8,790)	—	(41,728)
JPMorgan	International Business Machines Corp.	12/20/21	1.000	USD	3,500,000	(101,904)	(6,903)	—	(64,407)	—	(44,400)
JPMorgan	Lloyds Bank PLC	12/20/21	1.000	USD	870,000	16,145	(1,716)	19,383	—	—	(4,954)
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	USD	5,275,000	271,321	(10,403)	315,050	—	—	(54,132)
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/21	1.000	USD	17,480,000	899,088	(34,474)	1,425,897	—	—	(561,283)
JPMorgan	McDonald’s Corp.	12/20/21	1.000	USD	5,275,000	(173,628)	(10,404)	—	(141,920)	—	(42,112)
JPMorgan	Royal Bank of Scotland PLC (The)	12/20/21	1.000	USD	2,605,000	140,748	(5,138)	166,724	—	—	(31,114)
JPMorgan	Toll Brothers, Inc.	12/20/21	1.000	USD	10,065,000	114,839	(19,850)	449,410	—	—	(354,421)
JPMorgan	Weyerhaeuser Co.	12/20/21	1.000	USD	1,750,000	(33,478)	(3,451)	—	(14,368)	—	(22,561)
Morgan Stanley	American International Group, Inc.	12/20/21	1.000	USD	1,735,000	(15,529)	(3,422)	—	(15,670)	—	(3,281)
Morgan Stanley	Goldman Sachs Group, Inc. (The)	12/20/21	1.000	USD	4,370,000	(42,189)	(8,619)	—	(13,703)	—	(37,105)
Morgan Stanley	International Business Machines Corp.	12/20/21	1.000	USD	3,500,000	(101,904)	(6,903)	—	(67,685)	—	(41,122)
Morgan Stanley	Nucor Corp.	12/20/21	1.000	USD	4,885,000	(64,087)	(9,634)	32,724	—	—	(106,445)
Morgan Stanley	Valero Energy Corp.	12/20/21	1.000	USD	7,850,000	(9,009)	(15,482)	137,077	—	—	(161,568)
Total								5,282,422	(1,996,967)	56,899	(3,377,163)
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at February 28, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	17,275,500	—	(484,838)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	92,360,000	—	(353,438)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	EUR	8,360,000	—	(543,743)
Total						—	(1,382,019)
Credit default swap contracts outstanding at February 28, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Anadarko Petroleum Corp.	12/20/20	1.000	0.823	USD	(3,615,000)	23,597	7,130	—	(274,761)	305,488	—
Barclays	Anadarko Petroleum Corp.	6/20/21	1.000	0.984	USD	(1,810,000)	1,241	3,570	—	(171,845)	176,656	—
Barclays	Bank of America Corp.	6/20/18	1.000	0.295	USD	(8,445,000)	78,065	16,655	66,900	—	27,820	—
Barclays	Canadian Natural Resources Ltd.	12/20/20	1.000	0.86	USD	(1,810,000)	9,342	3,570	—	(169,530)	182,442	—
Barclays	Citigroup, Inc.	6/20/18	1.000	0.292	USD	(8,355,000)	77,509	16,478	55,317	—	38,670	—
Barclays	Dow Chemical Co. (The)	12/20/21	1.000	0.705	USD	(4,360,000)	59,483	8,599	15,694	—	52,388	—
Barclays	Newell Brands, Inc.	12/20/21	1.000	0.686	USD	(2,605,000)	37,817	5,138	30,664	—	12,291	—
Barclays	Verizon Communications, Inc.	6/20/17	1.000	0.211	USD	(13,020,000)	31,858	25,678	27,742	—	29,794	—
Barclays	Verizon Communications, Inc.	12/20/21	1.000	0.715	USD	(8,680,000)	113,919	17,119	112,241	—	18,797	—
Citi	Dow Chemical Co. (The)	12/20/21	1.000	0.705	USD	(3,480,000)	47,478	6,863	17,242	—	37,099	—
Citi	Plains All American Pipeline LP	12/20/21	1.000	1.6	USD	(1,760,000)	(47,451)	3,471	—	(72,619)	28,639	—
Citi	Verizon Communications, Inc.	12/20/21	1.000	0.715	USD	(1,895,000)	24,872	3,737	21,415	—	7,194	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	4.808	USD	(4,000,000)	(389,225)	1,333	—	(306,116)	—	(81,776)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	4.808	USD	(4,500,000)	(437,879)	1,500	—	(387,927)	—	(48,452)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	4.808	USD	(5,000,000)	(486,533)	1,667	—	(327,846)	—	(157,020)
Credit Suisse	Newell Brands, Inc.	12/20/21	1.000	0.686	USD	(1,735,000)	25,187	3,422	21,225	—	7,384	—
Credit Suisse	Tyson Foods, Inc.	12/20/21	1.000	0.686	USD	(2,840,000)	41,229	5,601	38,590	—	8,240	—
Credit Suisse	Verizon Communications, Inc.	12/20/21	1.000	0.715	USD	(1,875,000)	24,608	3,698	22,081	—	6,225	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/20	1.000	0.823	USD	(1,800,000)	11,749	3,550	—	(150,468)	165,767	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/20	1.000	0.823	USD	(1,810,000)	11,815	3,570	—	(151,071)	166,456	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	55

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/20	1.000	0.823	USD	(4,525,000)	29,537	8,924	—	(323,291)	361,752	—
Goldman Sachs International	Citigroup, Inc.	6/20/18	1.000	0.292	USD	(4,215,000)	39,102	8,313	25,120	—	22,295	—
Goldman Sachs International	Dow Chemical Co. (The)	12/20/21	1.000	0.705	USD	(2,615,000)	35,677	5,157	9,424	—	31,410	—
Goldman Sachs International	Dow Chemical Co. (The)	12/20/21	1.000	0.705	USD	(1,745,000)	23,806	3,442	6,283	—	20,965	—
Goldman Sachs International	Macy’s Retail Holdings, Inc.	12/20/21	1.000	2.384	USD	(580,000)	(35,602)	1,144	—	(13,970)	—	(20,488)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(1,700,000)	(220,615)	567	—	(148,181)	—	(71,867)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(3,500,000)	(454,206)	1,167	—	(286,917)	—	(166,122)
Goldman Sachs International	MetLife, Inc.	12/20/21	1.000	0.795	USD	(2,615,000)	24,732	5,157	7,056	—	22,833	—
Goldman Sachs International	MetLife, Inc.	12/20/21	1.000	0.795	USD	(870,000)	8,228	1,716	—	—	9,944	—
Goldman Sachs International	Verizon Communications, Inc.	12/20/21	1.000	0.715	USD	(4,420,000)	58,010	8,717	55,988	—	10,739	—
Goldman Sachs International	Verizon Communications, Inc.	12/20/21	1.000	0.715	USD	(4,680,000)	61,423	9,230	59,402	—	11,251	—
JPMorgan	Anadarko Petroleum Corp.	6/20/21	1.000	0.984	USD	(1,710,000)	1,174	3,372	—	(128,244)	132,790	—
JPMorgan	Bank of America Corp.	6/20/18	1.000	0.295	USD	(12,630,000)	116,751	24,909	86,840	—	54,820	—
JPMorgan	Bank of America Corp.	6/20/21	1.000	0.559	USD	(8,535,000)	156,825	16,833	47,123	—	126,535	—
JPMorgan	Berkshire Hathaway, Inc.	6/20/21	1.000	0.583	USD	(5,005,000)	87,058	9,871	12,342	—	84,587	—
JPMorgan	Citigroup, Inc.	6/20/18	1.000	0.292	USD	(12,665,000)	117,492	24,978	103,657	—	38,813	—
JPMorgan	Citigroup, Inc.	6/20/18	1.000	0.292	USD	(8,535,000)	79,179	16,833	64,290	—	31,722	—
JPMorgan	Citigroup, Inc.	6/20/18	1.000	0.292	USD	(4,210,000)	39,056	8,303	30,050	—	17,309	—
JPMorgan	Plains All American Pipeline LP	6/20/21	1.000	1.473	USD	(845,000)	(16,281)	1,667	—	(82,789)	68,175	—
JPMorgan	Plains All American Pipeline LP	6/20/21	1.000	1.473	USD	(905,000)	(17,435)	1,785	—	(126,535)	110,885	—
JPMorgan	Plains All American Pipeline LP	6/20/21	1.000	1.473	USD	(840,000)	(16,184)	1,657	—	(95,654)	81,127	—
JPMorgan	Tyson Foods, Inc.	12/20/21	1.000	0.686	USD	(4,730,000)	68,665	9,329	64,319	—	13,675	—
JPMorgan	Verizon Communications, Inc.	6/20/17	1.000	0.211	USD	(10,100,000)	24,713	—	21,595	—	3,118	—
JPMorgan	Verizon Communications, Inc.	12/20/21	1.000	0.715	USD	(8,845,000)	116,085	17,444	112,132	—	21,397	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/20	1.000	0.823	USD	(3,345,000)	21,835	6,597	—	(230,349)	258,781	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/20	1.000	0.823	USD	(3,355,000)	21,900	6,617	—	(276,647)	305,164	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/20	1.000	0.823	USD	(2,645,000)	17,265	5,217	—	(326,512)	348,994	—
Morgan Stanley	Bank of America Corp.	6/20/18	1.000	0.295	USD	(4,215,000)	38,963	8,313	24,570	—	22,706	—
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount ($)	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Bank of America Corp.	6/20/18	1.000	0.295	USD	(4,200,000)	38,825	8,283	26,681	—	20,427	—
Morgan Stanley	Canadian Natural Resources Ltd.	6/20/21	1.000	1.022	USD	(845,000)	(769)	1,667	—	(54,391)	55,289	—
Morgan Stanley	Enterprise Products Partners LP	6/20/21	1.000	0.94	USD	(5,440,000)	13,588	10,729	—	(380,468)	404,785	—
Morgan Stanley	Enterprise Products Partners LP	6/20/21	1.000	0.94	USD	(5,060,000)	12,639	9,979	—	(223,706)	246,324	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(1,300,000)	(168,705)	433	—	(99,698)	—	(68,574)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(3,000,000)	(389,319)	1,000	—	(245,318)	—	(143,001)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(6,000,000)	(778,638)	2,000	—	(494,109)	—	(282,529)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(4,000,000)	(519,092)	1,333	—	(362,721)	—	(155,038)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/63	3.000	5.885	USD	(3,000,000)	(389,319)	1,000	—	(320,779)	—	(67,540)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	1/17/47	3.000	4.808	USD	(2,400,000)	(233,536)	800	—	(274,669)	41,933	—
Morgan Stanley	Noble Energy, Inc.	6/20/21	1.000	1.234	USD	(4,175,000)	(40,129)	8,234	—	(251,640)	219,745	—
Morgan Stanley	Noble Energy, Inc.	12/20/21	1.000	1.36	USD	(4,390,000)	(71,720)	8,658	—	(255,123)	192,061	—
Morgan Stanley	Noble Energy, Inc.	12/20/21	1.000	1.36	USD	(4,275,000)	(69,841)	8,431	—	(336,344)	274,934	—
Morgan Stanley	Plains All American Pipeline LP	6/20/21	1.000	1.473	USD	(1,810,000)	(34,871)	3,570	—	(270,894)	239,593	—
Morgan Stanley	Plains All American Pipeline LP	6/20/21	1.000	1.473	USD	(1,815,000)	(34,968)	3,580	—	(232,980)	201,592	—
Morgan Stanley	Plains All American Pipeline LP	6/20/21	1.000	1.473	USD	(2,715,000)	(52,307)	5,355	—	(341,961)	295,009	—
Total									1,185,983	(8,196,073)	5,674,829	(1,262,407)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	57

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at February 28, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 19	12/20/2017	5.000	0.928	USD	(137,987,500)	1,866,093	—
Morgan Stanley	Markit CDX North America High Yield Index, Series 21	12/20/2018	5.000	1.370	USD	(90,840,900)	1,974,242	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2023	1.000	0.893	USD	(40,900,000)	145,672	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2026	1.000	1.073	USD	(48,460,000)	204,084	—
Total							4,190,091	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2017, the value of these securities amounted to $1,400,206,567 or 19.39% of net assets.
(b)	Variable rate security.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2017, the value of these securities amounted to $39,235,844, which represents 0.54% of net assets.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Non-income producing investment.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2017, the value of these securities amounted to $329,818 which represents less than 0.01% of net assets.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Mortgage Opportunities Fund, Class I Shares	7,407,460	1,506,432	—	8,913,892	946,900	—	1,475,022	87,980,113
Columbia Short-Term Cash Fund, 0.692%	370,397,057	2,138,314,354	(2,256,217,722)	252,493,689	—	11,964	624,396	252,493,689
Total	377,804,517	2,139,820,786	(2,256,217,722)	261,407,581	946,900	11,964	2,099,418	340,473,802

(i)	Principal and interest may not be guaranteed by the government.
(j)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2017, the value of these securities amounted to $2,319,786 or 0.03% of net assets.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(m)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(n)	Zero coupon bond.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(o)	The rate shown is the seven-day current annualized yield at February 28, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	59

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	32,383,081	—	—	32,383,081
Asset-Backed Securities — Non-Agency	—	893,578,598	37,500,000	—	931,078,598
Commercial Mortgage-Backed Securities - Agency	—	135,034,227	—	—	135,034,227
Commercial Mortgage-Backed Securities - Non-Agency	—	330,247,677	8,546,475	—	338,794,152
Common Stocks
Energy	932	—	—	—	932
Corporate Bonds & Notes	—	2,553,371,532	45,866	—	2,553,417,398
Fixed-Income Funds	87,980,113	—	—	—	87,980,113
Foreign Government Obligations	—	118,850,570	—	—	118,850,570
Inflation-Indexed Bonds	—	30,954,797	—	—	30,954,797
Municipal Bonds	—	56,391,208	—	—	56,391,208
Preferred Debt	11,935,172	—	—	—	11,935,172
Residential Mortgage-Backed Securities - Agency	—	1,253,935,196	2,695,884	—	1,256,631,080
Residential Mortgage-Backed Securities - Non-Agency	—	210,832,363	18,380,879	—	229,213,242
Senior Loans	—	27,571,304	1,226,297	—	28,797,601
Treasury Bills	10,201,159	1,892,653	—	—	12,093,812
U.S. Government & Agency Obligations	—	115,937,958	—	—	115,937,958
U.S. Treasury Obligations	1,316,872,684	19,655,103	—	—	1,336,527,787
Money Market Funds	—	—	—	252,493,689	252,493,689
Total Investments	1,426,990,060	5,780,636,267	68,395,401	252,493,689	7,528,515,417
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,534	—	—	1,534
Futures Contracts	3,098,994	—	—	—	3,098,994
Swap Contracts	—	32,136,175	—	—	32,136,175
Liability
Futures Contracts	(683,558)	—	—	—	(683,558)
Swap Contracts	—	(6,738,579)	—	—	(6,738,579)
Total	1,429,405,496	5,806,035,397	68,395,401	252,493,689	7,556,329,983
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 08/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2017 ($)
Asset-Backed Securities — Non-Agency	59,953,226	—	160	(476)	37,500,000	(1,980,000)	—	(57,972,910)	37,500,000
Commercial Mortgage-Backed Securities — Non-Agency	5,155,744	(483,293)	—	196,836	3,677,188	—	—	—	8,546,475
Common Stocks	5,893	—	—	1,606	—	(7,499)	—	—	—
Corporate Bonds & Notes	—	(1,000)	(2,107)	(1,306)	—	(140,333)	190,612	—	45,866
Residential Mortgage-Backed Securities — Agency	289,839	(189,813)	(5,011)	10,182	2,590,687	—	—	—	2,695,884
Residential Mortgage-Backed Securities — Non-Agency	4,295,543	(961)	—	951	18,020,000	(3,934,654)	—	—	18,380,879
Senior Loans	1,363,080	(640)	(594)	4,614	—	(209,771)	1,432,688	(1,363,080)	1,226,297
Total	71,063,325	(675,707)	(7,552)	212,407	61,787,875	(6,272,257)	1,623,300	(59,335,990)	68,395,401
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2017 was $211,287, which is comprised of Commercial Mortgage-Backed Securities — Non-Agency of $196,836, Corporate Bonds & Notes of $(1,306), Residential Mortgage-Backed Securities — Agency of $10,182, Residential Mortgage-Backed Securities — Non-Agency of $961 and Senior Loans of $4,614.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain senior loans, residential, commercial and assetbacked securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	61

Statement of Assets and Liabilities
February 28, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$7,171,161,330
Affiliated issuers, at cost	339,934,637
Total investments, at cost	7,511,095,967
Investments, at value
Unaffiliated issuers, at value	7,188,041,615
Affiliated issuers, at value	340,473,802
Total investments, at value	7,528,515,417
Foreign currency (identified cost $45,857)	28,836
Cash collateral held at broker	4,040,500
Margin deposits	695,000
Unrealized appreciation on forward foreign currency exchange contracts	1,534
Unrealized appreciation on swap contracts	5,731,728
Premiums paid on outstanding swap contracts	6,468,405
Receivable for:
Investments sold	286,958,835
Investments sold on a delayed delivery basis	197,570,514
Capital shares sold	177,930,884
Dividends	269,127
Interest	39,918,747
Foreign tax reclaims	143,327
Variation margin	839,155
Prepaid expenses	23,092
Trustees’ deferred compensation plan	102,821
Other assets	77,823
Total assets	8,249,315,745
Liabilities
Due to custodian	1,019,829
Unrealized depreciation on swap contracts	4,639,570
Premiums received on outstanding swap contracts	10,193,040
Payable for:
Investments purchased	292,578,128
Investments purchased on a delayed delivery basis	681,255,220
Capital shares purchased	28,873,136
Distributions to shareholders	10,998,521
Variation margin	1,226,944
Management services fees	87,865
Distribution and/or service fees	48,354
Transfer agent fees	227,667
Compensation of board members	8,690
Compensation of chief compliance officer	479
Other expenses	145,833
Trustees’ deferred compensation plan	102,821
Total liabilities	1,031,406,097
Net assets applicable to outstanding capital stock	$7,217,909,648
Represented by
Paid in capital	7,254,940,418
Undistributed net investment income	12,594,050
Accumulated net realized loss	(94,841,971)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	16,880,285
Investments - affiliated issuers	539,165
Foreign currency translations	(16,865)
Forward foreign currency exchange contracts	1,534
Futures contracts	2,415,436
Swap contracts	25,397,596
Total - representing net assets applicable to outstanding capital stock	$7,217,909,648
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
February 28, 2017 (Unaudited)
Class A
Net assets	$7,065,117,405
Shares outstanding	707,052,309
Net asset value per share	$9.99
Class Z
Net assets	$152,792,243
Shares outstanding	15,279,225
Net asset value per share	$10.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	63

Statement of Operations
Six Months Ended February 28, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$432,444
Dividends — affiliated issuers	2,099,418
Interest	91,521,162
Foreign taxes withheld	(5,529)
Total income	94,047,495
Expenses:
Management services fees	14,795,689
Distribution and/or service fees
Class A	7,989,486
Transfer agent fees
Class A	1,784,148
Class Z(a)	1
Compensation of board members	71,832
Custodian fees	74,306
Printing and postage fees	138,825
Registration fees	190,041
Audit fees	24,854
Legal fees	81,998
Compensation of chief compliance officer	1,443
Other	84,437
Total expenses	25,237,060
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(180,336)
Total net expenses	25,056,724
Net investment income	68,990,771
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(22,177,962)
Investments — affiliated issuers	11,964
Capital gain distributions from underlying affiliated funds	946,900
Foreign currency translations	(35,996)
Forward foreign currency exchange contracts	33,227
Futures contracts	(39,936,638)
Options purchased	(83,593)
Swap contracts	(11,520,169)
Net realized loss	(72,762,267)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(139,760,347)
Investments — affiliated issuers	517,107
Foreign currency translations	(1,585)
Forward foreign currency exchange contracts	(3,574)
Futures contracts	4,508,349
Swap contracts	36,996,561
Net change in unrealized appreciation (depreciation)	(97,743,489)
Net realized and unrealized loss	(170,505,756)
Net decrease in net assets resulting from operations	$(101,514,985)

(a)	Class Z shares are based on operations from January 3, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)(a)	Year Ended August 31, 2016
Operations
Net investment income	$68,990,771	$114,537,735
Net realized gain (loss)	(72,762,267)	81,213,988
Net change in unrealized appreciation (depreciation)	(97,743,489)	143,064,124
Net increase (decrease) in net assets resulting from operations	(101,514,985)	338,815,847
Distributions to shareholders
Net investment income
Class A	(65,742,964)	(107,921,973)
Class Z	(36)	—
Net realized gains
Class A	(88,689,055)	(18,209,384)
Total distributions to shareholders	(154,432,055)	(126,131,357)
Increase in net assets from capital stock activity	859,177,074	1,304,537,319
Total increase in net assets	603,230,034	1,517,221,809
Net assets at beginning of period	6,614,679,614	5,097,457,805
Net assets at end of period	$7,217,909,648	$6,614,679,614
Undistributed net investment income	$12,594,050	$9,346,279

(a)	Class Z shares are based on operations from January 3, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	65

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)(a)		August 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	170,179,008	1,700,571,707	237,371,867	2,409,831,765
Distributions reinvested	15,493,554	154,431,767	12,447,472	126,131,125
Redemptions	(113,931,343)	(1,148,618,555)	(121,192,224)	(1,231,425,571)
Net increase	71,741,219	706,384,919	128,627,115	1,304,537,319
Class Z
Subscriptions	15,279,225	152,792,155	—	—
Net increase	15,279,225	152,792,155	—	—
Total net increase	87,020,444	859,177,074	128,627,115	1,304,537,319

(a)	Class Z shares are based on operations from January 3, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	67

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2017 (c)	$10.41	0.11	(0.28)	(0.17)	(0.11)	(0.14)
8/31/2016	$10.06	0.20	0.38	0.58	(0.19)	(0.04)
8/31/2015	$10.21	0.19	(0.14)	0.05	(0.20)	—
8/31/2014	$9.87	0.21	0.36	0.57	(0.20)	(0.03)
8/31/2013	$10.24	0.19	(0.30)	(0.11)	(0.19)	(0.07)
8/31/2012 (e)	$10.00	0.08	0.24	0.32	(0.08)	—
Class Z
2/28/2017 (c),(f)	$9.91	0.04	0.09 (g)	0.13	(0.04)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2017 (unaudited).
(d)	Annualized.
(e)	Class A shares commenced operations on April 20, 2012. Per share data and total return reflect activity from that date.
(f)	Class Z shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.25)	$9.99	(1.64%)	0.79% (d)	0.78% (d)	2.15% (d)	172%	$7,065,117
(0.23)	$10.41	5.82%	0.80%	0.80%	2.01%	289%	$6,614,680
(0.20)	$10.06	0.49%	0.80%	0.80%	1.86%	269%	$5,097,458
(0.23)	$10.21	5.86%	0.80%	0.80%	2.09%	207%	$4,656,220
(0.26)	$9.87	(1.16%)	0.79%	0.79%	1.88%	213%	$4,013,878
(0.08)	$10.24	3.17%	0.81% (d)	0.81% (d)	2.09% (d)	78%	$4,741,043

(0.04)	$10.00	1.26%	0.54% (d)	0.54% (d)	2.64% (d)	172%	$152,792
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	69

Notes to Financial Statements
February 28, 2017 (Unaudited)
Note 1. Organization
Multi-Manager Total Return Bond Strategies Fund (formerly known as Active Portfolios® Multi-Manager Total Return Bond Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective February 28, 2017, Active Portfolios® Multi-Manager Total Return Bond Fund was renamed Multi-Manager Total Return Bond Strategies Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Class Z shares are not subject to any front-end sales charge or contingent deferred sales charge. Class Z shares commenced operations on January 3, 2017.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
70	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	71

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate
72	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to hedge portfolio investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	73

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, and to manage credit risk exposure. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount,
74	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes, and to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	75

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	9,921,819*
Credit risk	Premiums paid on outstanding swap contracts	6,468,405
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,534
Interest rate risk	Net assets — unrealized appreciation on futures contracts	3,098,994*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	22,214,356*
Total		41,705,108

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	6,021,589*
Credit risk	Premiums received on outstanding swap contracts	10,193,040
Interest rate risk	Net assets — unrealized depreciation on futures contracts	683,558*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	716,990*
Total		17,615,177

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(10,923,878)	(10,923,878)
Foreign exchange risk	33,227	—	—	—	33,227
Interest rate risk	—	(39,936,638)	(83,593)	(596,291)	(40,616,522)
Total	33,227	(39,936,638)	(83,593)	(11,520,169)	(51,507,173)

76	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	6,737,751	6,737,751
Foreign exchange risk	(3,574)	—	—	(3,574)
Interest rate risk	—	4,508,349	30,258,810	34,767,159
Total	(3,574)	4,508,349	36,996,561	41,501,336
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,383,149,016
Futures contracts — short	417,327,477
Credit default swap contracts — buy protection	356,936,212
Credit default swap contracts — sell protection	495,403,360

Derivative instrument	Average market value ($)*
Options contracts — purchased	66,836

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	3,717	—
Interest rate swap contracts	21,104,649	(371,783)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2017.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	77

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
78	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2017:
	Barclays ($)	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	J.P. Morgan Securities, Inc. ($)(e)	J.P. Morgan Securities, Inc. ($)(e)	Morgan Stanley ($)(e)	Morgan Stanley ($)(e)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	-	-	-	-	-	-	131,786	131,786
Centrally cleared interest rate swap contracts (a)	-	-	-	-	-	272,758	-	-	272,758
Forward foreign currency exchange contracts	1,534	-	-	-	-	-	-	-	1,534
OTC credit default swap contracts (b)	541,864	1,693,679	163,918	399,460	2,357,320	-	221,648	-	5,377,889
Total assets	543,398	1,693,679	163,918	399,460	2,357,320	272,758	221,648	131,786	5,783,967
Liabilities
Centrally cleared credit default swap contracts (a)	-	-	-	-	-	-	-	73,595	73,595
Centrally cleared interest rate swap contracts (a)	-	-	-	-	-	575,538	-	-	575,538
OTC credit default swap contracts (b)	752,410	447,711	1,363,226	1,969,155	463,035	-	3,014,829	-	8,010,366
Total liabilities	752,410	447,711	1,363,226	1,969,155	463,035	575,538	3,014,829	73,595	8,659,499
Total financial and derivative net assets	(209,012)	1,245,968	(1,199,308)	(1,569,695)	1,894,285	(302,780)	(2,793,181)	58,191	(2,875,532)
Total collateral received (pledged) (c)	(209,012)	1,245,968	(1,199,308)	(1,497,486)	1,760,000	(302,780)	(2,698,000)	-	(2,900,618)
Net amount (d)	-	-	-	(72,209)	134,285	-	(95,181)	58,191	25,086

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
(e)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	79

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
80	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreement below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate, net of waivers, for the six months ended February 28, 2017 was 0.46% of the Fund’s average daily net assets.
The Investment Manager has voluntarily agreed to waive a portion of the management services fee on Fund assets that are invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay a management services fee, or where applicable, an advisory fee to the Investment Manager. The Investment Manager, in its discretion, may revise or discontinue this arrangement at any time.
Subadvisory agreement
The Investment Manager has entered into Subadvisory Agreements with Loomis Sayles & Company, L.P. (Loomis Sayles), PGIM, Inc., the asset management arm of Prudential Financial (Prudential) and TCW Investment Management Company, LLC, each of which, together with the Investment Manager, manage a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	81

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transactions with affiliates
For the six months ended February 28, 2017, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $20,838,575 and $0, respectively.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Class Z	0.06
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable
82	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares provided, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
Fee rates contractual through December 31, 2017
Class A	0.860%
Class Z	0.610*
*Expense cap rate is contractual from January 3, 2017 (the commencement of operations of Class Z shares) through December 31, 2017.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,518,294,000	80,620,000	(63,200,000)	17,420,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	83

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $11,953,202,653 and $11,252,815,565, respectively, for the six months ended February 28, 2017, of which $7,709,557,613 and $7,563,462,594, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2017.
Note 8. Significant risks
Shareholder concentration risk
At February 28, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
84	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	85

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
86	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2017	87

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Multi-Manager Total Return Bond Strategies Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR101_08_G01_(04/17)

SemiAnnual Report
February 28, 2017
Multi-Manager Small Cap Equity Strategies Fund
(formerly ACTIVE PORTFOLIOS® MULTI-MANAGER SMALL CAP EQUITY FUND )
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Multi-Manager Small Cap Equity Strategies Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Multi-Manager Small Cap Equity Strategies Fund   |  Semiannual Report 2017

Multi-Manager Small Cap Equity Strategies Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Multi-Manager Small Cap Equity Strategies Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
BMO Asset Management Corp.
David Corris, CFA
Thomas Lettenberger, CFA
Columbia Management Investment Advisers, LLC
Christian Stadlinger, Ph.D., CFA
Jarl Ginsberg, CFA, CAIA
Conestoga Capital Advisors, LLC
Robert Mitchell
Joseph Monahan, CFA
Dalton, Greiner, Hartman, Maher & Co., LLC
Bruce Geller, CFA
Jeffrey Baker, CFA
Peter Gulli, CFA
Edward Turville, CFA
EAM Investors, LLC
Montie Weisenberger
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2017)
	Inception	6 Months cumulative	1 Year	Life
Class A	04/20/12	12.18	32.22	12.69
Class Z *	01/03/17	12.18	32.23	12.69
Russell 2000 Index		12.61	36.11	13.44
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes the securities of approximately 2,000 of the smallest companies in the Russell 3000 Index based on a combination of their market capitalization and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2017)
Merit Medical Systems, Inc.	0.8
Sandy Spring Bancorp, Inc.	0.8
EMCOR Group, Inc.	0.8
Cantel Medical Corp.	0.8
Stamps.com, Inc.	0.8
Wageworks, Inc.	0.7
PDC Energy, Inc.	0.7
Hancock Holding Co.	0.7
Omnicell, Inc.	0.6
Brandywine Realty Trust	0.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2017)
Common Stocks	98.1
Exchange-Traded Funds	0.1
Money Market Funds	1.8
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2017)
Consumer Discretionary	8.8
Consumer Staples	2.6
Energy	4.6
Financials	21.5
Health Care	12.8
Industrials	17.8
Information Technology	18.0
Materials	5.4
Real Estate	5.7
Utilities	2.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2016 – February 28, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,121.80	1,018.00	7.21	6.85	1.37
Class Z	1,000.00	1,000.00	1,011.60 (a)	1,019.39	1.65 (a)	5.46	1.09 (a)
(a)	Based on operations from January 3, 2017 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017	5

Portfolio of Investments
February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.0%
Issuer	Shares	Value ($)
Consumer Discretionary 8.6%
Auto Components 2.3%
Cooper Tire & Rubber Co.	48,338	1,955,272
Cooper-Standard Holding, Inc.(a)	28,286	3,168,032
Dana, Inc.	111,346	2,103,326
Dorman Products, Inc.(a)	52,625	4,113,170
Drew Industries, Inc.	11,467	1,234,996
Fox Factory Holding Corp.(a)	155,450	4,166,060
Horizon Global Corp.(a)	49,198	899,339
Tenneco, Inc.(a)	27,000	1,736,370
Tower International, Inc.	55,700	1,540,105
Visteon Corp.	14,104	1,307,018
Total		22,223,688
Automobiles 0.4%
Thor Industries, Inc.	32,001	3,546,351
Diversified Consumer Services 1.6%
American Public Education, Inc.(a)	27,835	672,215
Grand Canyon Education, Inc.(a)	88,860	5,454,227
K12, Inc.(a)	45,600	814,416
Nord Anglia Education, Inc.(a)	49,600	1,164,112
ServiceMaster Global Holdings, Inc.(a)	95,669	3,810,496
Sotheby’s (a)	75,600	3,411,828
Total		15,327,294
Hotels, Restaurants & Leisure 0.6%
Bojangles’, Inc.(a)	61,971	1,304,490
Dave & Buster’s Entertainment, Inc.(a)	14,600	834,974
Del Taco Restaurants, Inc.(a)	102,696	1,274,457
Panera Bread Co., Class A(a)	5,145	1,187,466
Planet Fitness, Inc., Class A	57,312	1,232,781
Total		5,834,168
Household Durables 0.2%
Hooker Furniture Corp.	31,408	1,036,464
William Lyon Homes, Inc., Class A(a)	36,300	669,009
Total		1,705,473
Internet & Catalog Retail 0.2%
Nutrisystem, Inc.	31,843	1,480,700
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.6%
AMC Entertainment Holdings, Inc., Class A	74,832	2,345,983
Entravision Communications Corp., Class A	291,173	1,557,775
Nexstar Broadcasting Group, Inc., Class A	20,068	1,383,689
Total		5,287,447
Specialty Retail 2.0%
Aaron’s, Inc.(a)	31,000	845,680
American Eagle Outfitters, Inc.	184,902	2,930,697
Caleres, Inc.	35,183	1,050,916
Cato Corp. (The), Class A	31,824	795,918
Children’s Place, Inc. (The)	30,071	3,046,192
Dick’s Sporting Goods, Inc.	27,034	1,323,314
Express, Inc.(a)	125,198	1,407,226
GameStop Corp., Class A	106,661	2,606,795
Genesco, Inc.(a)	39,635	2,310,720
Select Comfort Corp.(a)	102,699	2,412,400
Total		18,729,858
Textiles, Apparel & Luxury Goods 0.7%
Deckers Outdoor Corp.(a)	49,689	2,625,070
Kate Spade & Co.(a)	119,564	2,852,797
Perry Ellis International, Inc.(a)	43,899	1,022,408
Sequential Brands Group, Inc.(a)	90,100	354,093
Total		6,854,368
Total Consumer Discretionary		80,989,347
Consumer Staples 2.5%
Beverages 0.4%
MGP Ingredients, Inc.(a)	82,275	3,639,023
Food & Staples Retailing 0.5%
SpartanNash Co.	31,395	1,095,686
United Natural Foods, Inc.(a)	30,000	1,291,500
Weis Markets, Inc.	43,442	2,606,520
Total		4,993,706

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.0%
AdvancePierre Foods Holdings, Inc.	61,700	1,786,832
Darling Ingredients, Inc.(a)	146,452	1,905,341
Dean Foods Co.	189,221	3,451,391
Hostess Brands, Inc.(a)	103,639	1,578,422
Sanderson Farms, Inc.	9,759	927,495
Total		9,649,481
Household Products 0.3%
Central Garden & Pet Co.(a)	27,747	936,461
WD-40 Co.	14,600	1,604,540
Total		2,541,001
Personal Products 0.3%
Avon Products, Inc.(a)	176,900	778,360
Nutraceutical International Corp.(a)	62,361	2,101,566
Total		2,879,926
Total Consumer Staples		23,703,137
Energy 4.5%
Energy Equipment & Services 1.5%
Atwood Oceanics, Inc.(a)	71,621	752,737
Bristow Group, Inc.	47,607	747,906
Dril-Quip, Inc.(a)	39,105	2,399,092
Fairmount Santrol Holdings, Inc.(a)	104,770	993,220
Hornbeck Offshore Services, Inc.(a)	77,708	348,909
Keane Group, Inc.(a)	64,000	1,121,280
McDermott International, Inc.(a)	179,626	1,322,047
Newpark Resources, Inc.(a)	98,755	760,413
Patterson-UTI Energy, Inc.	69,200	1,911,304
Pioneer Energy Services Corp.(a)	152,615	801,229
Precision Drilling Corp.	487,368	2,495,324
US Silica Holdings, Inc.(a)	18,839	952,688
Total		14,606,149
Oil, Gas & Consumable Fuels 3.0%
Aegean Marine Petroleum Network, Inc.	77,100	778,710
Arch Coal, Inc.(a)	10,000	718,600
Bill Barrett Corp.(a)	154,393	850,705
Carrizo Oil & Gas, Inc.(a)	23,060	750,603
Green Plains, Inc.	29,885	748,619
Matador Resources Co.(a)	131,700	3,170,019
Common Stocks (continued)
Issuer	Shares	Value ($)
Oasis Petroleum, Inc.(a)	175,041	2,478,581
Parsley Energy, Inc., Class A(a)	29,232	888,361
PBF Energy, Inc., Class A	40,800	999,192
PDC Energy, Inc.(a)	93,993	6,352,987
Resolute Energy Corp.(a)	33,788	1,572,831
Ring Energy, Inc.(a)	89,795	1,109,866
RSP Permian, Inc.(a)	79,800	3,151,302
Sanchez Energy Corp.(a)	92,253	1,060,910
Whiting Petroleum Corp.(a)	83,000	900,550
WPX Energy, Inc.(a)	202,539	2,612,753
Total		28,144,589
Total Energy		42,750,738
Financials 20.8%
Banks 12.3%
1st Source Corp.	15,754	735,869
Ameris Bancorp	77,119	3,724,848
Associated Banc-Corp.	143,803	3,702,927
BancFirst Corp.	12,574	1,198,931
BancorpSouth, Inc.	49,953	1,548,543
Bank of the Ozarks, Inc.	39,000	2,134,470
BankUnited, Inc.	30,921	1,225,399
Boston Private Financial Holdings, Inc.	116,595	2,005,434
Brookline Bancorp, Inc.	84,579	1,340,577
Capital Bank Financial Corp. Class A	66,785	2,724,828
Cathay General Bancorp	68,163	2,677,443
Central Pacific Financial Corp.	55,300	1,746,374
Chemical Financial Corp.	23,114	1,231,283
City Holding Co.	15,610	1,022,455
Community Bank System, Inc.	45,000	2,673,450
Community Trust Bancorp, Inc.	76,739	3,522,320
Customers Bancorp, Inc.(a)	109,817	3,770,018
Enterprise Financial Services Corp.	36,783	1,616,613
FCB Financial Holdings, Inc., Class A(a)	28,320	1,376,352
First Interstate Bancsystem, Inc.	37,432	1,641,393
First Merchants Corp.	29,857	1,197,863
First Midwest Bancorp, Inc.	146,449	3,577,749
Fulton Financial Corp.	207,056	3,959,946
Great Southern Bancorp, Inc.	8,121	406,456
Hancock Holding Co.	133,862	6,351,752

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hanmi Financial Corp.	52,356	1,748,690
Heartland Financial USA, Inc.	25,614	1,269,174
Heritage Financial Corp.	27,456	686,400
Hilltop Holdings, Inc.(a)	65,572	1,860,933
Hope Bancorp, Inc.	97,000	2,075,800
Iberiabank Corp.	23,143	1,961,369
Independent Bank Corp.	39,000	2,535,000
Independent Bank Group, Inc.	19,863	1,257,328
Investors Bancorp, Inc.	174,284	2,549,775
MB Financial, Inc.	36,000	1,620,720
Old National Bancorp	218,994	4,018,540
Pacific Premier Bancorp, Inc.(a)	34,018	1,360,720
Preferred Bank/Los Angeles	44,052	2,473,079
Prosperity Bancshares, Inc.	28,100	2,094,574
Renasant Corp.	54,400	2,232,576
Sandy Spring Bancorp, Inc.	169,233	7,287,173
Sterling Bancorp	125,000	3,093,750
Texas Capital Bancshares, Inc.(a)	18,072	1,611,119
Trico Bancshares	20,459	743,276
UMB Financial Corp.	28,000	2,206,960
Union Bankshares Corp.	74,000	2,683,240
United Community Banks, Inc.	37,930	1,095,798
Univest Corporation of Pennsylvania	39,778	1,107,817
WesBanco, Inc.	49,312	1,990,232
Western Alliance Bancorp(a)	48,400	2,499,376
Wintrust Financial Corp.	76,943	5,670,699
Total		116,847,411
Capital Markets 1.7%
CBOE Holdings, Inc.	14,820	1,156,701
Evercore Partners, Inc., Class A	28,971	2,304,643
Greenhill & Co., Inc.	63,350	1,871,993
Houlihan Lokey, Inc.	23,621	743,825
Moelis & Co., ADR, Class A	70,867	2,607,906
Stifel Financial Corp.(a)	59,517	3,211,537
Virtu Financial, Inc. Class A	66,000	1,145,100
Westwood Holdings Group, Inc.	59,200	3,366,112
Total		16,407,817
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.5%
Encore Capital Group, Inc.(a)	35,000	1,165,500
Nelnet, Inc., Class A	24,872	1,114,017
SLM Corp.(a)	165,000	1,978,350
Total		4,257,867
Insurance 3.6%
American Equity Investment Life Holding Co.	75,500	2,031,705
AMERISAFE, Inc.	56,834	3,654,426
Amtrust Financial Services, Inc.	28,500	655,500
Argo Group International Holdings Ltd.	58,535	3,918,918
CNO Financial Group, Inc.	95,555	1,998,055
Employers Holdings, Inc.	133,317	5,012,719
First American Financial Corp.	48,318	1,887,784
HCI Group, Inc.	37,578	1,852,595
Horace Mann Educators Corp.	121,722	5,100,152
Maiden Holdings Ltd.	98,257	1,518,071
MBIA, Inc.(a)	93,000	959,760
Navigators Group, Inc. (The)(a)	9,736	535,967
Primerica, Inc.	16,433	1,326,965
Selective Insurance Group, Inc.	45,943	2,035,275
United Fire Group, Inc.	46,478	1,962,301
Total		34,450,193
Thrifts & Mortgage Finance 2.7%
BofI Holding, Inc.(a)	70,500	2,223,570
First Defiance Financial Corp.	10,239	503,247
HomeStreet, Inc.(a)	54,686	1,492,928
Meta Financial Group, Inc.	10,187	872,007
MGIC Investment Corp.(a)	210,000	2,236,500
OceanFirst Financial Corp.	46,203	1,348,666
Provident Financial Services, Inc.	140,814	3,738,612
Radian Group, Inc.(a)	253,013	4,708,572
TrustCo Bank Corp.	90,675	757,136
Walker & Dunlop, Inc.(a)	85,685	3,483,095
Washington Federal, Inc.	66,272	2,243,307
WSFS Financial Corp.	40,000	1,824,000
Total		25,431,640
Total Financials		197,394,928

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.4%
Biotechnology 3.0%
Acorda Therapeutics, Inc.(a)	39,393	1,041,945
Array BioPharma, Inc.(a)	97,654	1,123,021
Avexis, Inc.(a)	19,095	1,170,905
bluebird bio, Inc.(a)	10,000	876,500
Cara Therapeutics, Inc.(a)	79,147	1,268,726
Clovis Oncology, Inc.(a)	24,425	1,412,009
Eagle Pharmaceuticals, Inc.(a)	14,718	1,128,724
Emergent Biosolutions, Inc.(a)	26,498	831,507
Exact Sciences Corp.(a)	65,401	1,407,430
Exelixis, Inc.(a)	94,480	2,034,154
Global Blood Therapeutics, Inc.(a)	48,773	1,358,328
Ligand Pharmaceuticals, Inc.(a)	40,500	4,237,515
Loxo Oncology, Inc.(a)	42,619	1,893,988
REGENXBIO, Inc.(a)	51,578	949,035
Repligen Corp.(a)	135,500	4,269,605
Synergy Pharmaceuticals, Inc.(a)	253,644	1,468,599
TESARO, Inc.(a)	9,650	1,817,771
Total		28,289,762
Health Care Equipment & Supplies 4.4%
Align Technology, Inc.(a)	35,600	3,658,256
Analogic Corp.(a)	32,575	2,682,551
Angiodynamics, Inc.(a)	64,308	1,051,436
Anika Therapeutics, Inc.(a)	11,911	557,316
Cantel Medical Corp.(a)	87,279	7,166,479
Cardiovascular Systems, Inc.(a)	51,476	1,461,918
Glaukos Corp.(a)	23,370	1,063,335
Hill-Rom Holdings, Inc.	19,146	1,272,252
LeMaitre Vascular, Inc.	33,600	743,904
Masimo Corp.(a)	12,798	1,156,427
Merit Medical Systems, Inc.(a)	246,918	7,605,075
Natus Medical, Inc.(a)	28,171	1,043,031
Neogen Corp.(a)	85,412	5,539,822
OraSure Technologies, Inc.(a)	135,563	1,519,661
Syneron Medical Ltd.(a)	307,687	2,861,489
Wright Medical Group NV(a)	75,500	2,104,940
Total		41,487,892
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.0%
Aceto Corp.	32,856	504,011
Almost Family, Inc.(a)	22,000	1,092,300
BioTelemetry, Inc.(a)	58,464	1,487,909
Envision Healthcare Corp.(a)	13,700	959,000
LHC Group, Inc.(a)	49,172	2,361,240
Magellan Health, Inc.(a)	21,105	1,459,411
Molina Healthcare, Inc.(a)	50,491	2,449,319
National Research Corp., Class A	51,375	958,144
National Research Corp., Class B	27,180	1,086,656
PharMerica Corp.(a)	44,542	1,095,733
Teladoc, Inc.(a)	59,386	1,309,461
Tenet Healthcare Corp.(a)	64,000	1,235,200
Tivity Health, Inc.(a)	48,737	1,408,499
Triple-S Management Corp., Class B(a)	22,654	422,950
U.S. Physical Therapy, Inc.	11,800	892,670
Total		18,722,503
Health Care Technology 1.4%
HealthStream, Inc.(a)	157,900	3,863,813
Medidata Solutions, Inc.(a)	55,475	3,102,162
Omnicell, Inc.(a)	153,300	5,829,232
Veeva Systems Inc., Class A(a)	22,756	994,210
Total		13,789,417
Life Sciences Tools & Services 0.9%
Bio-Rad Laboratories, Inc., Class A(a)	8,370	1,629,137
Bio-Techne Corp.	19,100	2,030,712
Luminex Corp.(a)	48,279	897,024
PAREXEL International Corp.(a)	31,706	2,051,061
Patheon NV(a)	52,000	1,638,000
Total		8,245,934
Pharmaceuticals 0.7%
Achaogen, Inc.(a)	78,660	1,844,577
Aclaris Therapeutics, Inc.(a)	44,667	1,394,950
Aerie Pharmaceuticals, Inc.(a)	23,524	1,113,861
Heska Corp.(a)	12,133	1,125,215
Medicines Co. (The)(a)	26,928	1,411,566
Total		6,890,169
Total Health Care		117,425,677

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 17.2%
Aerospace & Defense 1.0%
Curtiss-Wright Corp.	24,414	2,388,422
DigitalGlobe, Inc.(a)	47,035	1,488,658
KLX, Inc.(a)	25,213	1,269,222
Kratos Defense & Security Solutions, Inc.(a)	139,685	1,152,401
Mercury Systems, Inc.(a)	35,682	1,333,080
Moog, Inc., Class A(a)	23,959	1,619,149
Total		9,250,932
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc.(a)	30,818	1,752,003
XPO Logistics, Inc.(a)	78,701	4,012,964
Total		5,764,967
Airlines 0.2%
Skywest, Inc.	49,000	1,722,350
Building Products 2.0%
AAON, Inc.	171,350	5,765,927
Continental Building Product(a)	111,175	2,718,229
Griffon Corp.	46,638	1,172,946
Patrick Industries, Inc.(a)	14,206	1,134,349
Simpson Manufacturing Co., Inc.	112,025	4,834,999
Trex Co., Inc.(a)	52,700	3,584,127
Total		19,210,577
Commercial Services & Supplies 3.0%
ABM Industries, Inc.	43,000	1,753,970
ACCO Brands Corp.(a)	123,574	1,655,892
Brink’s Co. (The)	65,374	3,494,240
CECO Environmental Corp.	41,762	471,911
Deluxe Corp.	28,000	2,060,520
Healthcare Services Group, Inc.	100,050	4,140,069
Hudson Technologies, Inc.(a)	148,004	1,059,709
McGrath Rentcorp	32,713	1,230,990
Mobile Mini, Inc.	73,500	2,392,425
Rollins, Inc.	104,925	3,836,058
Steelcase, Inc., Class A	245,325	3,925,200
Tetra Tech, Inc.	22,346	899,426
Viad Corp.	25,674	1,211,813
Total		28,132,223
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 1.9%
Argan, Inc.	18,814	1,296,285
EMCOR Group, Inc.	116,750	7,177,790
Granite Construction, Inc.	34,000	1,802,340
MasTec, Inc.(a)	41,000	1,609,250
MYR Group, Inc.(a)	34,401	1,290,381
Quanta Services, Inc.(a)	113,911	4,251,158
Tutor Perini Corp.(a)	37,013	1,127,046
Total		18,554,250
Electrical Equipment 0.1%
EnerSys	17,754	1,362,264
Machinery 4.1%
Astec Industries, Inc.	16,996	1,073,637
Barnes Group, Inc.	41,000	2,054,510
Chart Industries, Inc.(a)	46,643	1,660,025
Columbus McKinnon Corp.	22,867	590,197
EnPro Industries, Inc.	15,397	1,005,116
Franklin Electric Co., Inc.	23,100	967,890
Global Brass & Copper Holdings, Inc.(a)	142,813	4,805,658
Greenbrier Companies, Inc. (The)	39,844	1,675,440
John Bean Technologies Corp.(a)	36,375	3,251,925
Kennametal, Inc.	51,000	1,891,590
Mueller Industries, Inc.	89,137	3,727,709
Mueller Water Products, Inc., Class A	89,898	1,113,836
Nordson Corp.	11,314	1,358,133
Oshkosh Corp.	44,918	3,049,483
Proto Labs, Inc.(a)	46,400	2,533,440
REV Group, Inc.(a)	15,378	437,504
Sun Hydraulics Corp.	94,700	3,503,900
Titan International, Inc.(a)	112,167	1,485,091
Wabash National Corp.(a)	109,548	2,316,940
Total		38,502,024
Professional Services 2.0%
Exponent, Inc.	69,900	4,015,755
FTI Consulting, Inc.(a)	16,804	676,193
ICF International, Inc.(a)	10,992	472,107
Korn/Ferry International	147,663	4,564,263
RPX Corp.(a)	110,619	1,189,154

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TransUnion (a)	32,611	1,209,542
Wageworks, Inc.(a)	89,199	6,868,323
Total		18,995,337
Road & Rail 1.0%
ArcBest Corp.	50,107	1,470,640
Knight Transportation, Inc.	78,087	2,553,445
Old Dominion Freight Line, Inc.(a)	39,556	3,629,659
Saia, Inc.(a)	18,658	902,114
Swift Transportation Co.(a)	52,394	1,137,998
Total		9,693,856
Trading Companies & Distributors 1.3%
Aircastle Ltd.	67,254	1,616,114
MRC Global, Inc.(a)	93,178	1,883,128
Neff Corp. Class A(a)	66,700	1,040,520
Rush Enterprises, Inc., Class A(a)	50,909	1,755,342
SiteOne Landscape Supply, Inc.(a)	91,925	3,604,379
Triton International Ltd.	37,893	936,336
WESCO International, Inc.(a)	17,790	1,236,405
Total		12,072,224
Total Industrials		163,261,004
Information Technology 17.5%
Communications Equipment 1.8%
Applied Optoelectronics, Inc.(a)	33,635	1,544,519
EchoStar Corp., Class A(a)	28,109	1,497,366
Finisar Corp.(a)	132,088	4,422,306
InterDigital, Inc.	10,676	897,318
Lumentum Holdings, Inc.(a)	26,749	1,227,779
Netscout Systems, Inc.(a)	103,650	3,829,868
Oclaro, Inc.(a)	281,903	2,396,176
Viavi Solutions, Inc.(a)	127,910	1,281,658
Total		17,096,990
Electronic Equipment, Instruments & Components 4.5%
Benchmark Electronics, Inc.(a)	52,637	1,637,011
Cognex Corp.(a)	19,786	1,519,763
Coherent, Inc.(a)	8,216	1,500,077
II-VI, Inc.(a)	142,908	5,087,525
Insight Enterprises, Inc.(a)	21,450	908,622
IPG Photonics Corp.(a)	45,529	5,386,081
Common Stocks (continued)
Issuer	Shares	Value ($)
Littelfuse, Inc.	8,139	1,314,041
Mesa Laboratories, Inc.	44,717	5,590,519
Rogers Corp.(a)	70,470	5,814,480
Sanmina Corp.(a)	57,209	2,231,151
Scansource, Inc.(a)	24,538	987,654
SYNNEX Corp.	23,547	2,753,115
Tech Data Corp.(a)	13,080	1,137,960
TTM Technologies, Inc.(a)	241,282	3,899,117
Universal Display Corp.(a)	13,943	1,183,064
Vishay Intertechnology, Inc.	127,954	2,028,071
Total		42,978,251
Internet Software & Services 2.5%
CoStar Group, Inc.(a)	12,125	2,463,558
DHI Group, Inc.(a)	98,077	485,481
GTT Communications, Inc.(a)	41,032	1,144,793
IAC/InterActiveCorp	17,227	1,273,764
MINDBODY, Inc., Class A(a)	61,817	1,641,241
NIC, Inc.	184,400	3,890,840
SPS Commerce, Inc.(a)	75,200	4,160,816
Stamps.com, Inc.(a)	55,450	6,992,245
TrueCar, Inc.(a)	110,807	1,557,946
Total		23,610,684
IT Services 0.7%
Convergys Corp.	71,286	1,559,738
Science Applications International Corp.	37,773	3,285,118
Travelport Worldwide Ltd.	116,886	1,484,452
Total		6,329,308
Semiconductors & Semiconductor Equipment 4.0%
Amkor Technology, Inc.(a)	160,062	1,571,809
AXT, Inc.(a)	181,725	1,290,247
Brooks Automation, Inc.	116,195	2,423,828
Ceva, Inc.(a)	26,646	889,976
Cirrus Logic, Inc.(a)	21,700	1,173,536
CyberOptics Corp.(a)	29,693	1,021,439
Cypress Semiconductor Corp.	130,000	1,725,100
Diodes, Inc.(a)	45,163	1,078,041
Entegris, Inc.(a)	46,800	992,160
Formfactor, Inc.(a)	105,000	1,118,250

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Impinj, Inc.(a)	35,631	1,010,495
Inphi Corp.(a)	24,240	1,137,826
Kulicke & Soffa Industries, Inc.(a)	160,474	3,284,903
MACOM Technology Solutions Holdings, Inc.(a)	20,221	931,986
Microsemi Corp.(a)	21,732	1,126,152
MKS Instruments, Inc.	19,991	1,311,410
Monolithic Power Systems, Inc.	10,981	965,999
Nanometrics, Inc.(a)	53,089	1,444,552
NVE Corp.	31,800	2,491,848
ON Semiconductor Corp.(a)	80,606	1,219,569
Photronics, Inc.(a)	137,215	1,468,200
Rudolph Technologies, Inc.(a)	69,437	1,492,895
Semtech Corp.(a)	37,935	1,268,926
Silicon Laboratories, Inc.(a)	16,587	1,119,622
Teradyne, Inc.	107,422	3,055,082
Ultra Clean Holdings, Inc.(a)	114,564	1,586,711
Total		38,200,562
Software 4.0%
ACI Worldwide, Inc.(a)	181,000	3,542,170
Blackbaud, Inc.	79,925	5,716,236
Bottomline Technologies de, Inc.(a)	159,400	3,977,030
Descartes Systems Group, Inc. (The)(a)	134,775	2,837,014
Ebix, Inc.(a)	12,000	750,000
Exa Corp.(a)	182,331	2,857,127
Proofpoint, Inc.(a)	13,617	1,072,611
PROS Holdings, Inc.(a)	157,023	3,647,644
PTC, Inc.(a)	101,355	5,462,021
RealPage, Inc.(a)	40,776	1,376,190
Take-Two Interactive Software, Inc.(a)	23,500	1,339,030
Tyler Technologies, Inc.(a)	23,825	3,613,061
Zendesk, Inc.(a)	42,107	1,146,574
Total		37,336,708
Total Information Technology		165,552,503
Materials 5.2%
Chemicals 2.6%
A. Schulman, Inc.	22,860	771,525
Balchem Corp.(a)	36,250	3,159,912
Cabot Corp.	17,200	997,256
Innospec, Inc.	45,394	2,964,228
Common Stocks (continued)
Issuer	Shares	Value ($)
Koppers Holdings, Inc.(a)	36,109	1,583,380
Minerals Technologies, Inc.(a)	22,567	1,743,301
Olin Corp.	61,000	1,895,880
Omnova Solutions, Inc.(a)	80,980	749,065
Orion Engineered Carbons SA	189,630	3,944,304
Platform Specialty Products Corp.(a)	109,000	1,437,710
PolyOne Corp.	56,854	1,914,843
Scotts Miracle-Gro Co. (The), Class A	13,182	1,194,685
Stepan Co.	22,921	1,733,057
Tronox Ltd., Class A	52,817	915,318
Total		25,004,464
Construction Materials 0.3%
Summit Materials, Inc., Class A(a)	47,201	1,127,632
US Concrete, Inc.(a)	24,900	1,568,700
Total		2,696,332
Containers & Packaging 0.1%
Berry Plastics Group, Inc.(a)	18,967	954,609
Metals & Mining 1.1%
AK Steel Holding Corp.(a)	140,000	1,166,200
Carpenter Technology Corp.	43,000	1,744,080
Commercial Metals Co.	127,484	2,693,737
Kaiser Aluminum Corp.	49,598	3,909,810
Materion Corp.	27,700	965,345
Total		10,479,172
Paper & Forest Products 1.1%
Boise Cascade Co.(a)	50,200	1,360,420
Clearwater Paper Corp.(a)	49,006	2,724,734
KapStone Paper and Packaging Corp.	133,336	3,013,393
Louisiana-Pacific Corp.(a)	52,833	1,245,802
Neenah Paper, Inc.	28,368	2,077,956
Total		10,422,305
Total Materials		49,556,882
Real Estate 5.6%
Equity Real Estate Investment Trusts (REITS) 5.1%
American Assets Trust, Inc.	87,110	3,832,840
Brandywine Realty Trust	349,364	5,820,404
Chesapeake Lodging Trust	111,765	2,700,242
Colony NorthStar, Inc.	259,731	3,812,851

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cousins Properties, Inc.	235,847	2,016,492
DCT Industrial Trust, Inc.	27,938	1,336,554
DuPont Fabros Technology, Inc.	27,454	1,413,607
EPR Properties	14,670	1,129,003
First Industrial Realty Trust, Inc.	114,553	3,081,476
First Potomac Realty Trust	84,664	845,793
Getty Realty Corp.	18,352	484,309
Hersha Hospitality Trust	210,149	4,100,007
Highwoods Properties, Inc.	29,000	1,522,210
Hudson Pacific Properties, Inc.	47,500	1,737,550
Kite Realty Group Trust	140,551	3,183,480
LaSalle Hotel Properties	46,700	1,349,630
Mack-Cali Realty Corp.	56,500	1,646,975
Physicians Realty Trust	41,572	828,114
PS Business Parks, Inc.	15,000	1,743,150
RLJ Lodging Trust	84,489	1,922,970
Ryman Hospitality Properties, Inc.	12,500	805,875
Saul Centers, Inc.	10,276	658,075
Washington Real Estate Investment Trust	58,056	1,899,012
Total		47,870,619
Real Estate Management & Development 0.5%
Kennedy-Wilson Holdings, Inc.	213,097	4,698,789
Total Real Estate		52,569,408
Utilities 2.7%
Electric Utilities 1.1%
El Paso Electric Co.	75,460	3,686,221
PNM Resources, Inc.	46,157	1,675,499
Portland General Electric Co.	101,597	4,605,392
Total		9,967,112
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.9%
New Jersey Resources Corp.	54,900	2,163,060
ONE Gas, Inc.	18,500	1,212,675
South Jersey Industries, Inc.	63,000	2,206,260
Southwest Gas Corp.	35,981	3,077,455
Total		8,659,450
Multi-Utilities 0.7%
Avista Corp.	75,096	2,994,077
Black Hills Corp.	19,000	1,232,720
Vectren Corp.	50,337	2,836,490
Total		7,063,287
Total Utilities		25,689,849
Total Common Stocks (Cost $763,076,424)		918,893,473

Exchange-Traded Funds 0.2%
	Shares	Value ($)
iShares Russell 2000 ETF	10,000	1,378,400
Total Exchange-Traded Funds (Cost $1,362,500)		1,378,400

Money Market Funds 1.7%

Columbia Short-Term Cash Fund, 0.692%(b),(c)	16,479,516	16,479,516
Total Money Market Funds (Cost $16,479,515)		16,479,516
Total Investments (Cost: $780,918,439)		936,751,389
Other Assets & Liabilities, Net		10,847,497
Net Assets		947,598,886

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	13,907,784	171,477,721	(168,905,989)	16,479,516	(433)	40,546	16,479,516
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	80,989,347	—	—	—	80,989,347
Consumer Staples	23,703,137	—	—	—	23,703,137
Energy	42,750,738	—	—	—	42,750,738
Financials	197,394,928	—	—	—	197,394,928
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Health Care	117,425,677	—	—	—	117,425,677
Industrials	163,261,004	—	—	—	163,261,004
Information Technology	165,552,503	—	—	—	165,552,503
Materials	49,556,882	—	—	—	49,556,882
Real Estate	52,569,408	—	—	—	52,569,408
Utilities	25,689,849	—	—	—	25,689,849
Total Common Stocks	918,893,473	—	—	—	918,893,473
Exchange-Traded Funds	1,378,400	—	—	—	1,378,400
Money Market Funds	—	—	—	16,479,516	16,479,516
Total Investments	920,271,873	—	—	16,479,516	936,751,389
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017	15

Statement of Assets and Liabilities
February 28, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$764,438,923
Affiliated issuers, at cost	16,479,516
Total investments, at cost	780,918,439
Investments, at value
Unaffiliated issuers, at value	920,271,873
Affiliated issuers, at value	16,479,516
Total investments, at value	936,751,389
Receivable for:
Investments sold	4,188,516
Capital shares sold	13,695,633
Dividends	486,943
Expense reimbursement due from Investment Manager	6,430
Prepaid expenses	4,429
Trustees’ deferred compensation plan	27,694
Other assets	29,134
Total assets	955,190,168
Liabilities
Payable for:
Investments purchased	3,884,993
Capital shares purchased	3,289,127
Management services fees	23,894
Distribution and/or service fees	6,514
Transfer agent fees	251,951
Compensation of board members	1,459
Compensation of chief compliance officer	101
Other expenses	105,549
Trustees’ deferred compensation plan	27,694
Total liabilities	7,591,282
Net assets applicable to outstanding capital stock	$947,598,886
Represented by
Paid in capital	755,572,311
Excess of distributions over net investment income	(734,970)
Accumulated net realized gain	36,928,595
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	155,832,950
Total - representing net assets applicable to outstanding capital stock	$947,598,886
Class A
Net assets	$935,712,168
Shares outstanding	63,055,039
Net asset value per share	$14.84
Class Z
Net assets	$11,886,718
Shares outstanding	804,788
Net asset value per share	$14.77
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended February 28, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,007,917
Dividends — affiliated issuers	40,546
Foreign taxes withheld	(9,889)
Total income	7,038,574
Expenses:
Management services fees	4,311,234
Distribution and/or service fees
Class A	1,175,213
Transfer agent fees
Class A	1,744,006
Class Z(a)	1
Compensation of board members	18,587
Custodian fees	37,682
Printing and postage fees	149,893
Registration fees	26,179
Audit fees	14,304
Legal fees	11,929
Compensation of chief compliance officer	226
Other	19,817
Total expenses	7,509,071
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,072,570)
Total net expenses	6,436,501
Net investment income	602,073
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	53,931,949
Investments — affiliated issuers	(433)
Net realized gain	53,931,516
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	53,913,995
Net change in unrealized appreciation (depreciation)	53,913,995
Net realized and unrealized gain	107,845,511
Net increase in net assets resulting from operations	$108,447,584

(a)	Class Z shares are based on operations from January 3, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment income (loss)	$602,073	$(42,169)
Net realized gain (loss)	53,931,516	(14,110,022)
Net change in unrealized appreciation (depreciation)	53,913,995	73,615,463
Net increase in net assets resulting from operations	108,447,584	59,463,272
Distributions to shareholders
Net investment income
Class A	(715,704)	—
Net realized gains
Class A	(11,307,853)	(28,524,836)
Total distributions to shareholders	(12,023,557)	(28,524,836)
Decrease in net assets from capital stock activity	(99,421,742)	(420,616,448)
Total decrease in net assets	(2,997,715)	(389,678,012)
Net assets at beginning of period	950,596,601	1,340,274,613
Net assets at end of period	$947,598,886	$950,596,601
Excess of distributions over net investment income	$(734,970)	$(621,339)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)(a)		August 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	7,654,220	109,500,352	22,401,596	275,029,786
Distributions reinvested	813,499	12,023,520	2,330,456	28,524,783
Redemptions	(16,415,639)	(232,832,303)	(58,523,127)	(724,171,017)
Net decrease	(7,947,920)	(111,308,431)	(33,791,075)	(420,616,448)
Class Z
Subscriptions	804,788	11,886,689	—	—
Net increase	804,788	11,886,689	—	—
Total net decrease	(7,143,132)	(99,421,742)	(33,791,075)	(420,616,448)

(a)	Class Z shares are based on operations from January 3, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2017 (c)	$13.39	0.01	1.62	1.63	(0.01)	(0.17)
8/31/2016	$12.79	(0.00) (e)	0.86	0.86	—	(0.26)
8/31/2015	$13.68	(0.05)	0.28 (f)	0.23	—	(1.12)
8/31/2014	$12.73	(0.07)	1.86	1.79	—	(0.84)
8/31/2013	$10.07	0.03	2.69	2.72	(0.06)	—
8/31/2012 (h)	$10.00	(0.01)	0.08 (f)	0.07	—	—
Class Z
2/28/2017 (c),(i)	$14.60	(0.01)	0.18	0.17	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2017 (unaudited).
(d)	Annualized.
(e)	Rounds to zero.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Class A shares commenced operations on April 20, 2012. Per share data and total return reflect activity from that date.
(i)	Class Z shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.18)	$14.84	12.18%	1.59% (d)	1.37% (d)	0.13% (d)	41%	$935,712
(0.26)	$13.39	6.91%	1.52%	1.38%	0.00% (e)	115%	$950,597
(1.12)	$12.79	1.90%	1.58% (g)	1.37% (g)	(0.38%)	75%	$1,340,275
(0.84)	$13.68	14.28%	1.57%	1.34%	(0.48%)	73%	$628,100
(0.06)	$12.73	27.11%	1.63%	1.34%	(0.30%)	97%	$570,786
—	$10.07	0.70%	1.77% (d)	1.34% (d)	(0.21%) (d)	26%	$405,992

—	$14.77	1.16%	1.33% (d)	1.09% (d)	(0.32%) (d)	41%	$11,887
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017	21

Notes to Financial Statements
February 28, 2017 (Unaudited)
Note 1. Organization
Multi-Manager Small Cap Equity Strategies Fund (formerly known as formerly known as Active Portfolios® Mutli-Manager Small Cap Equity Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective February 28, 2017, Active Portfolios® Mutli-Manager Small Cap Equity Fund was renamed Multi-Manager Small Cap Equity Strategies Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Class Z shares are not subject to any front-end sales charge or contingent deferred sales charge. Class Z shares commenced operations on January 3, 2017.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to Other expenses on the Statement of Operations. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange
22	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreement below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.98% to 0.85% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2017 was 0.92% of the Fund’s average daily net assets.
24	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Subadvisory agreement
The Investment Manager has entered into Subadvisory Agreements with Conestoga Capital Advisors, LLC, Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM), EAM Investors, LLC and BMO Asset Management Corp., with each serving as a subadviser to the Fund. In addition, Real Estate Management Services Group, LLC provides advisory services with respect to REITs in DGHM’s sleeve of investments. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.37
Class Z	0.35
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares provided, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	January 1, 2017 through December 31, 2017	January 1, 2016 December 31, 2016
Class A	1.340%	1.38%
Class Z	1.090*	—
*Expense cap rate is contractual from January 3, 2017 (the commencement of operations of Class Z shares) through December 31, 2017.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
780,918,000	172,340,000	(16,507,000)	155,833,000
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund elected to treat the following late-year ordinary losses and post-October capital losses at August 31, 2016 as arising on September 1, 2016.
26	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Late year ordinary losses ($)	Post-october capital losses ($)
633,453	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $376,130,064 and $504,261,326, respectively, for the six months ended February 28, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2017.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Shareholder concentration risk
At February 28, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2017	29

Multi-Manager Small Cap Equity Strategies Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR102_08_G01_(04/17)

SemiAnnual Report
February 28, 2017
Multi-Manager Alternative Strategies Fund
(formerly ACTIVE PORTFOLIOS® MULTI-MANAGER ALTERNATIVES FUND)
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Multi-Manager Alternative Strategies Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Multi-Manager Alternative Strategies Fund   |  Semiannual Report 2017

Multi-Manager Alternative Strategies Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Multi-Manager Alternative Strategies Fund (the Fund) seeks capital appreciation with an emphasis on absolute (positive) returns.
Portfolio management
AQR Capital Management, LLC
Clifford Asness, Ph.D., M.B.A.
Brian Hurst
John Liew, Ph.D., M.B.A.
Yao Hua Ooi
Ari Levine, M.S.
Water Island Capital, LLC
Edward Chen
Roger Foltynowicz, CAIA
Gregg Loprete
Todd Munn
Average annual total returns (%) (for the period ended February 28, 2017)
	Inception	6 Months cumulative	1 Year	Life
Class A	04/23/12	-2.54	-0.11	1.56
Class Z *	01/03/17	-2.43	0.00	1.59
Citi Three-Month U.S. Treasury Bill Index		0.18	0.32	0.11
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown — long positions (%) (at February 28, 2017)
Common Stocks	38.2
Corporate Bonds & Notes	12.7
Exchange-Traded Funds	0.1
Options Purchased Calls	0.0 (a)
Options Purchased Puts	0.0 (a)
Treasury Bills	16.0
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(b)	43.8
Total	110.8

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds (amounting to $227.9 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.
Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.
Portfolio breakdown — short positions (%) (at February 28, 2017)
Common Stocks	(9.5)
Exchange-Traded Funds	(1.3)
Total	(10.8)
Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.
Equity sector breakdown — long positions (%) (at February 28, 2017)
Consumer Discretionary	14.3
Consumer Staples	8.1
Energy	3.2
Financials	14.6
Health Care	11.1
Industrials	6.9
Information Technology	21.7
Materials	14.4
Real Estate	2.5
Telecommunication Services	1.2
Utilities	2.0
Total	100.0
Percentages indicated are based upon total long equity investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown — short positions (%) (at February 28, 2017)
Consumer Discretionary	(12.1)
Consumer Staples	(8.8)
Energy	(1.1)
Financials	(12.6)
Health Care	(2.8)
Industrials	(5.2)
Information Technology	(41.8)
Materials	(10.8)
Real Estate	(1.1)
Telecommunication Services	(2.7)
Utilities	(1.0)
Total	(100.0)
Percentages indicated are based upon total short equity investments. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at February 28, 2017)
	Long	Short	Net
Fixed Income Derivative Contracts	344.5	(657.0)	(312.5)
Commodities Derivative Contracts	65.1	(3.5)	61.6
Equity Derivative Contracts	133.3	(18.5)	114.8
Foreign Currency Derivative Contracts	379.8	(343.7)	36.1
Total Notional Market Value of Derivative Contracts	922.7	(1,022.7)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income, commodity and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the Notes to Consolidated Financial Statements.

4	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2016 – February 28, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	974.60	1,015.97	8.71	8.90	1.78
Class Z	1,000.00	1,000.00	1,009.90 (a)	1,017.36	2.27 (a)	7.50	1.50 (a)
(a)	Based on operations from January 3, 2017 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund is available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	5

Consolidated Portfolio of Investments
February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 33.0%
Issuer	Shares	Value ($)
Consumer Discretionary 4.7%
Auto Components 0.2%
Federal-Mogul Holdings Corp.(a),(b)	146,838	1,468,380
Hotels, Restaurants & Leisure 1.2%
Choice Hotels International, Inc.	8,941	541,824
Dunkin’ Brands Group, Inc.	6,173	339,577
Marriott International, Inc., Class A	5,909	514,024
McDonald’s Corp.	2,655	338,911
Papa John’s International, Inc.	3,934	310,471
Popeyes Louisiana Kitchen, Inc.(b)	59,475	4,699,120
Sonic Corp.	12,813	323,913
Wendy’s Co. (The)	23,908	333,277
Total		7,401,117
Household Durables 1.4%
Harman International Industries, Inc.(c),(d)	77,486	8,648,988
Media 1.6%
Comcast Corp., Class A	23,278	871,063
Sky PLC	86,028	1,064,810
Starz, Class A(a),(b)	89,648	3,132,875
Time Warner, Inc.(e)	25,773	2,531,166
Time, Inc.	101,435	1,780,184
Total		9,380,098
Multiline Retail 0.3%
Macy’s, Inc.	45,426	1,509,052
Total Consumer Discretionary		28,407,635
Consumer Staples 2.7%
Food & Staples Retailing 0.1%
Safeway, Inc. Casa Ley CVR(a),(b)	287,209	291,488
Safeway, Inc. PDC CVR(a),(b)	287,209	14,016
SUPERVALU, Inc.(b)	132,166	499,588
Total		805,092
Food Products 1.7%
Mead Johnson Nutrition Co.(e)	33,683	2,957,031
WhiteWave Foods Co. (The)(b),(c),(d)	132,707	7,309,501
Total		10,266,532
Tobacco 0.9%
Reynolds American, Inc.	83,010	5,110,926
Total Consumer Staples		16,182,550
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.1%
Oil, Gas & Consumable Fuels 1.1%
Clayton Williams Energy, Inc.(b)	47,628	6,446,450
Total Energy		6,446,450
Financials 4.8%
Banks 0.4%
Columbia Banking System, Inc.	18,478	737,087
PrivateBancorp, Inc.	29,676	1,679,662
Total		2,416,749
Insurance 4.4%
Allied World Assurance Co. Holdings AG(c),(d)	302,449	15,975,356
Endurance Specialty Holdings Ltd.	114,301	10,621,992
Total		26,597,348
Total Financials		29,014,097
Health Care 3.6%
Biotechnology 1.8%
Actelion Ltd., Registered Shares	30,153	8,115,055
CoLucid Pharmaceuticals, Inc.(b)	65,445	3,044,829
Prosensa Holdings CVR(a),(b),(f)	16,099	0
Trius Therapeutics, Inc.(a),(b),(f)	186,725	0
Total		11,159,884
Health Care Equipment & Supplies 1.0%
Cynosure Inc., Class A(b),(e)	32,059	2,115,894
Zeltiq Aesthetics, Inc.(b)	66,461	3,679,281
Total		5,795,175
Health Care Providers & Services 0.6%
VCA, Inc.(b),(e)	38,990	3,544,191
Pharmaceuticals 0.2%
STADA Arzneimittel AG	25,458	1,541,347
Total Health Care		22,040,597
Industrials 2.3%
Aerospace & Defense 0.5%
B/E Aerospace, Inc.	17,262	1,097,863
DigitalGlobe, Inc.(b)	35,915	1,136,710
MacDonald, Dettwiler & Associates Ltd.	14,754	729,702
Total		2,964,275

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.5%
Joy Global, Inc.(c),(d)	321,890	9,074,079
Road & Rail 0.3%
Norfolk Southern Corp.	14,235	1,722,862
Total Industrials		13,761,216
Information Technology 7.2%
Communications Equipment 1.0%
Ixia (b),(c),(d)	307,025	6,017,690
Internet Software & Services 1.4%
Cornerstone OnDemand, Inc.(b)	36,590	1,528,365
Pandora Media, Inc.(b),(e)	151,363	1,873,874
Yahoo!, Inc.(b),(c),(d)	103,064	4,705,902
Total		8,108,141
IT Services 0.6%
Accenture PLC, Class A	1,731	212,047
CGI Group, Inc., Class A(b)	4,075	187,368
DH Corp.	165,982	2,850,512
EPAM Systems, Inc.(b)	1,303	95,940
International Business Machines Corp.	1,402	252,108
Total		3,597,975
Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.	6,664	241,237
NXP Semiconductors NV(b),(c),(d),(e)	80,626	8,289,159
Total		8,530,396
Software 2.0%
CA, Inc.	6,472	208,851
Citrix Systems, Inc.(b)	41,029	3,239,239
Dell Technologies, Inc. - VMware, Inc., Class V(b)	90,089	5,719,751
Oracle Corp.	5,510	234,671
Salesforce.com, Inc.(b)	31,494	2,562,037
Total		11,964,549
Technology Hardware, Storage & Peripherals 0.8%
Hewlett Packard Enterprise Co.(c),(d),(e)	216,459	4,939,594
Total Information Technology		43,158,345
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.7%
Chemicals 4.7%
Air Products & Chemicals, Inc.(c),(d)	15,358	2,157,338
Chemtura Corp.(b),(c),(d)	224,343	7,436,971
Linde AG	27,104	4,403,286
Linde AG, ADR	4,708	76,858
Syngenta AG, ADR(c),(d)	51,940	4,485,019
Valspar Corp. (The)(c),(d)	90,750	10,093,215
Total		28,652,687
Total Materials		28,652,687
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.8%
Brookfield Canada Office Properties	38,366	904,700
Milestone Apartments Real Estate Investment Trust	245,340	4,000,952
Total		4,905,652
Total Real Estate		4,905,652
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.4%
Level 3 Communications, Inc.(b),(c),(d)	40,089	2,295,095
Total Telecommunication Services		2,295,095
Utilities 0.7%
Electric Utilities 0.7%
Westar Energy, Inc.(c),(d)	74,855	4,040,673
Total Utilities		4,040,673
Total Common Stocks (Cost $196,414,052)		198,904,997

Corporate Bonds & Notes 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.8%
NES Rentals Holdings, Inc.(g)
05/01/18	7.875%	4,561,000	4,595,207
Electric 0.5%
Genon Energy, Inc.
06/15/17	7.875%	3,599,000	2,825,215
Food and Beverage 0.0%
WhiteWave Foods Co. (The)
10/01/22	5.375%	249,000	271,410

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	7

Consolidated Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 1.8%
Isle of Capri Casinos, Inc.
03/15/21	5.875%	10,382,000	10,719,415
Scientific Games International, Inc.
12/01/22	10.000%	171,000	181,474
Total			10,900,889
Independent Energy 1.6%
Clayton Williams Energy, Inc.
04/01/19	7.750%	9,436,000	9,530,360
Pharmaceuticals 0.8%
Valeant Pharmaceuticals International, Inc.(g)
08/15/18	6.750%	4,199,000	4,136,015
10/15/20	6.375%	850,000	773,500
Total			4,909,515
Property & Casualty 1.3%
Ambac Assurance Corp.(g)
Subordinated
06/07/20	5.100%	6,588,093	8,185,705
Retailers 1.8%
Neiman Marcus Group Ltd. LLC(g)
10/15/21	8.000%	6,240,000	3,915,600
Rite Aid Corp.
03/15/20	9.250%	6,916,000	7,140,770
Total			11,056,370
Technology 2.0%
Avaya, Inc.(g),(h)
04/01/19	0.000%	10,788,000	8,603,430
Neustar, Inc.
01/15/23	4.500%	3,206,000	3,302,180
Total			11,905,610
Wirelines 0.3%
Frontier Communications Corp.
09/15/20	8.875%	1,607,000	1,703,420
Total Corporate Bonds & Notes (Cost $65,699,292)			65,883,701

Exchange-Traded Funds 0.1%
	Shares	Value ($)
Consumer Staples Select Sector SPDR Fund	11,231	618,828
Total Exchange-Traded Funds (Cost $573,042)		618,828
Treasury Bills 13.8%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 13.8%
U.S. Treasury Bills(i)
04/27/17	0.490%	7,700,000	7,693,960
06/22/17	0.520%	2,638,000	2,633,695
07/06/17	0.540%	1,222,000	1,219,683
07/27/17	0.610%	45,559,000	45,445,695
08/03/17	0.620%	15,216,000	15,175,875
08/10/17	0.640%	7,191,000	7,170,448
08/17/17	0.650%	3,728,000	3,716,801
Total			83,056,157
Total			83,056,157
Total Treasury Bills (Cost $83,055,505)			83,056,157

Options Purchased Calls 0.0%
Issuer	Notional ($)/Contracts	Exercise Price	Expiration Date	Value ($)
Cabela’s, Inc.
	5	52.50	03/17/17	163
Fred’s, Inc., Class A
	494	20.00	04/21/17	60,515
	197	25.00	04/21/17	5,910
Noble Energy, Inc.
	114	45.00	03/17/17	855
Rockwell Collins, Inc.
	77	100.00	04/21/17	9,240
Valspar Corp. (The)
	118	110.00	04/21/17	29,795
Total Options Purchased Calls (Cost $158,614)				106,478

Options Purchased Puts 0.0%

Canadian Imperial Bank of Commerce
	35	85.00	03/17/17	1,138
CenturyLink, Inc.
	95	22.00	04/21/17	1,900
	95	23.00	04/21/17	4,037
Hewlett Packard Enterprise Co.
	924	21.00	03/17/17	4,620
	924	21.00	03/31/17	13,860
Macy’s, Inc.
	228	29.00	03/17/17	2,166
Mead Johnson Nutrition Co.
	48	80.00	03/17/17	144
	199	77.50	08/18/17	20,895
Mentor Graphics Corp.
	1	35.00	04/21/17	5

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Options Purchased Puts (continued)
Issuer	Notional ($)/Contracts	Exercise Price	Expiration Date	Value ($)
Noble Energy, Inc.
	114	35.00	05/19/17	15,390
Pandora Media, Inc.
	816	11.00	06/16/17	57,528
SPDR S&P Oil & Gas Exploration & Production
	116	38.00	03/17/17	12,528
	174	39.00	03/17/17	29,667
	56	39.00	03/17/17	9,548
	170	38.00	04/21/17	29,750
Valspar Corp. (The)
	543	90.00	04/21/17	21,720
	36	90.00	04/21/17	1,440
Total Options Purchased Puts (Cost $288,106)				226,336

Money Market Funds 37.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(j),(k),(l)	224,593,683	224,593,683
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 0.390%(c),(j)	3,268,395	3,268,395
Total Money Market Funds (Cost $227,862,164)		227,862,078
Total Investments (Cost $574,050,775)		576,658,575

Investments Sold Short (9.3)

Common Stocks (8.2)%
Issuer	Shares	Value ($)
Consumer Discretionary (1.0)%
Auto Components (0.2)%
American Axle & Manufacturing Holdings, Inc.(b)	(56,214)	(1,114,161)
Hotels, Restaurants & Leisure (0.4)%
Hilton Worldwide Holdings, Inc.(b)	(19,186)	(1,097,439)
Yum! Brands, Inc.	(24,730)	(1,615,364)
Total		(2,712,803)
Media (0.2)%
Charter Communications, Inc., Class A(b)	(3,330)	(1,075,790)
Multiline Retail (0.1)%
JCPenney Co., Inc.(b)	(9,464)	(60,002)
Kohl’s Corp.	(5,231)	(222,945)
Nordstrom, Inc.	(5,546)	(258,776)
Total		(541,723)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail (0.1)%
Cabela’s, Inc.(b)	(11,700)	(548,028)
Total Consumer Discretionary		(5,992,505)
Consumer Staples (0.7)%
Food & Staples Retailing (0.1)%
Kroger Co.	(2,775)	(88,245)
SpartanNash Co.	(6,846)	(238,926)
Sprouts Farmers Market, Inc.(b)	(3,965)	(73,194)
United Natural Foods, Inc.(b)	(4,308)	(185,459)
Total		(585,824)
Food Products (0.2)%
ConAgra Foods, Inc.	(23,982)	(988,298)
Tobacco (0.4)%
British American Tobacco, ADR	(43,668)	(2,787,765)
Total Consumer Staples		(4,361,887)
Energy (0.1)%
Oil, Gas & Consumable Fuels (0.1)%
Noble Energy, Inc.	(14,298)	(520,590)
Total Energy		(520,590)
Financials (1.1)%
Banks (0.3)%
Canadian Imperial Bank of Commerce(b)	(10,854)	(955,152)
Pacific Continental Corp.	(28,743)	(722,886)
Total		(1,678,038)
Insurance (0.8)%
Ambac Financial Group, Inc.(b)	(20,145)	(445,205)
Fairfax Financial Holdings Ltd.(b)	(9,192)	(4,138,545)
Total		(4,583,750)
Total Financials		(6,261,788)
Health Care (0.2)%
Health Care Equipment & Supplies (0.1)%
Varex Imaging Corp.(b)	(24,227)	(843,584)
Health Care Providers & Services (0.1)%
Aetna, Inc.	(3,477)	(447,699)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	9

Consolidated Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology (0.0)%
Veeva Systems Inc., Class A(b)	(2,207)	(96,424)
Total Health Care		(1,387,707)
Industrials (0.4)%
Aerospace & Defense (0.1)%
Rockwell Collins, Inc.	(5,353)	(511,693)
Road & Rail (0.3)%
CSX Corp.	(42,488)	(2,063,218)
Total Industrials		(2,574,911)
Information Technology (3.4)%
Communications Equipment (0.3)%
Cisco Systems, Inc.	(33,117)	(1,131,939)
F5 Networks, Inc.(b)	(5,035)	(721,365)
Total		(1,853,304)
Electronic Equipment, Instruments & Components (0.1)%
InvenSense, Inc.(b)	(46,763)	(577,523)
Internet Software & Services (0.5)%
Alibaba Group Holding Ltd., ADR(b)	(27,761)	(2,856,607)
IT Services (0.7)%
Computer Sciences Corp.	(47,071)	(3,227,188)
International Business Machines Corp.	(6,555)	(1,178,720)
Total		(4,405,908)
Semiconductors & Semiconductor Equipment (0.4)%
Intel Corp.	(29,135)	(1,054,687)
Versum Materials, Inc.(b)	(37,414)	(1,134,018)
Total		(2,188,705)
Software (1.4)%
Adobe Systems, Inc.(b)	(10,470)	(1,239,020)
ServiceNow, Inc.(b)	(4,834)	(420,171)
Symantec Corp.	(49,370)	(1,410,501)
VMware, Inc., Class A(b)	(63,716)	(5,727,431)
Total		(8,797,123)
Total Information Technology		(20,679,170)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials (0.9)%
Chemicals (0.9)%
Praxair, Inc.	(42,465)	(5,041,020)
Sherwin-Williams Co. (The)	(1,003)	(309,466)
Total		(5,350,486)
Total Materials		(5,350,486)
Real Estate (0.1)%
Equity Real Estate Investment Trusts (REITS) (0.1)%
Quality Care Properties, Inc.(b)	(29,426)	(558,505)
Total Real Estate		(558,505)
Telecommunication Services (0.2)%
Diversified Telecommunication Services (0.2)%
AT&T, Inc.	(12,066)	(504,238)
CenturyLink, Inc.	(33,741)	(818,557)
Total		(1,322,795)
Total Telecommunication Services		(1,322,795)
Utilities (0.1)%
Electric Utilities (0.1)%
Great Plains Energy, Inc.	(17,580)	(510,875)
Total Utilities		(510,875)
Total Common Stocks (Proceeds $48,050,193)		(49,521,219)

Exchange-Traded Funds (1.1)%
	Shares	Value ($)
Materials Select Sector SPDR Fund	(45,015)	(2,352,034)
SPDR S&P Oil & Gas Exploration & Production	(17,012)	(644,074)
SPDR S&P Regional Banking ETF	(21,990)	(1,263,546)
Technology Select Sector SPDR Fund	(45,329)	(2,372,973)
Total Exchange-Traded Funds (Proceeds $6,264,145)		(6,632,627)
Total Investments Sold Short (Proceeds $54,314,338)		(56,153,846)
Total Investments, Net of Investments Sold Short		520,504,729
Other Assets & Liabilities, Net		82,437,300
Net Assets		602,942,029

At February 28, 2017, securities and/or cash totaling $150,185,455 were pledged as collateral.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts open at February 28, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	03/15/2017	11,204,000 AUD	8,607,491 USD	20,153	—
Citi	03/15/2017	21,258,000 AUD	15,376,407 USD	—	(916,849)
Citi	03/15/2017	5,369,964 BRL	1,733,558 USD	13,127	—
Citi	03/15/2017	5,095,000 BRL	1,491,327 USD	—	(141,011)
Citi	03/15/2017	18,478,620 CAD	14,108,066 USD	194,176	—
Citi	03/15/2017	8,129,000 CAD	6,031,337 USD	—	(89,575)
Citi	03/15/2017	46,000 CHF	45,954 USD	115	—
Citi	03/15/2017	252,000 CHF	247,681 USD	—	(3,436)
Citi	03/15/2017	799,168,698 CLP	1,236,325 USD	8,281	—
Citi	03/15/2017	1,110,245,000 CLP	1,642,885 USD	—	(63,174)
Citi	03/15/2017	3,465,708,553 COP	1,197,045 USD	15,831	—
Citi	03/15/2017	558,979,000 COP	179,504 USD	—	(11,012)
Citi	03/15/2017	30,861,000 EUR	32,946,433 USD	231,036	—
Citi	03/15/2017	11,123,000 EUR	11,677,786 USD	—	(113,581)
Citi	03/15/2017	3,727,000 GBP	4,672,365 USD	46,036	—
Citi	03/15/2017	8,139,000 GBP	9,962,782 USD	—	(140,167)
Citi	03/15/2017	7,518,000 HKD	969,858 USD	1,219	—
Citi	03/15/2017	4,675,302,713 IDR	350,471 USD	394	—
Citi	03/15/2017	21,086,049,018 IDR	1,566,787 USD	—	(12,094)
Citi	03/15/2017	20,547,000 ILS	5,479,306 USD	—	(165,873)
Citi	03/15/2017	133,283,912 INR	1,994,663 USD	213	—
Citi	03/15/2017	367,379,882 INR	5,384,405 USD	—	(113,040)
Citi	03/15/2017	195,743,000 JPY	1,746,459 USD	3,060	—
Citi	03/15/2017	2,161,170,000 JPY	18,742,152 USD	—	(506,460)
Citi	03/15/2017	28,918,722,000 KRW	24,922,970 USD	—	(620,098)
Citi	03/15/2017	188,772,000 MXN	8,996,658 USD	—	(379,696)
Citi	03/15/2017	151,197,000 NOK	18,085,698 USD	48,689	—
Citi	03/15/2017	111,305,000 NOK	12,895,289 USD	—	(382,813)
Citi	03/15/2017	5,579,448 NZD	4,035,317 USD	18,132	—
Citi	03/15/2017	37,593,009 NZD	26,865,724 USD	—	(201,121)
Citi	03/15/2017	91,877,207 PHP	1,830,336 USD	3,648	—
Citi	03/15/2017	95,023,793 PHP	1,885,960 USD	—	(3,288)
Citi	03/15/2017	68,802,000 PLN	16,619,937 USD	—	(299,104)
Citi	03/15/2017	49,471,000 SEK	5,513,307 USD	28,722	—
Citi	03/15/2017	318,681,000 SEK	34,764,849 USD	—	(565,611)
Citi	03/15/2017	4,133,286 SGD	2,901,369 USD	—	(48,293)
Citi	03/15/2017	57,318,000 TRY	16,193,693 USD	504,469	—
Citi	03/15/2017	5,399,000 TRY	1,444,171 USD	—	(33,656)
Citi	03/15/2017	151,957,000 TWD	4,915,261 USD	—	(35,482)
Citi	03/15/2017	20,440,105 USD	27,324,000 AUD	502,454	—
Citi	03/15/2017	3,945,025 USD	5,138,000 AUD	—	(6,990)
Citi	03/15/2017	7,013,469 USD	24,301,000 BRL	772,094	—
Citi	03/15/2017	14,432 USD	45,000 BRL	—	(15)
Citi	03/15/2017	7,582,846 USD	10,138,890 CAD	51,458	—
Citi	03/15/2017	35,566,640 USD	46,676,110 CAD	—	(420,819)
Citi	03/15/2017	295,285 USD	298,000 CHF	1,671	—
Citi	03/15/2017	3,708,847 USD	2,493,694,000 CLP	123,090	—
Citi	03/15/2017	535,673 USD	345,606,000 CLP	—	(4,598)
Citi	03/15/2017	1,799,927 USD	5,434,374,000 COP	52,265	—
Citi	03/15/2017	324,304 USD	938,259,000 COP	—	(4,518)
Citi	03/15/2017	22,594,406 USD	21,345,000 EUR	33,186	—
Citi	03/15/2017	22,102,319 USD	20,639,000 EUR	—	(223,149)
Citi	03/15/2017	541,268 USD	437,000 GBP	1,181	—
Citi	03/15/2017	14,336,593 USD	11,429,000 GBP	—	(149,764)
Citi	03/15/2017	878,793 USD	6,813,153 HKD	—	(968)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	11

Consolidated Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at February 28, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	03/15/2017	3,937,225 USD	53,708,544,000 IDR	84,363	—
Citi	03/15/2017	127,588 USD	1,701,601,000 IDR	—	(176)
Citi	03/15/2017	5,426,941 USD	20,547,000 ILS	218,238	—
Citi	03/15/2017	7,342,964 USD	500,663,794 INR	148,930	—
Citi	03/15/2017	12,560,025 USD	1,428,589,692 JPY	163,809	—
Citi	03/15/2017	5,195,363 USD	582,289,257 JPY	—	(9,163)
Citi	03/15/2017	24,864,499 USD	28,918,722,000 KRW	678,569	—
Citi	03/15/2017	5,601,034 USD	117,244,000 MXN	222,506	—
Citi	03/15/2017	2,277,059 USD	45,087,197 MXN	—	(37,566)
Citi	03/15/2017	10,432,950 USD	88,027,944 NOK	68,322	—
Citi	03/15/2017	20,920,485 USD	174,474,056 NOK	—	(106,646)
Citi	03/15/2017	44,928,360 USD	63,411,000 NZD	727,355	—
Citi	03/15/2017	1,831,267 USD	2,528,000 NZD	—	(11,115)
Citi	03/15/2017	1,465,765 USD	74,062,511 PHP	6,734	—
Citi	03/15/2017	1,660,069 USD	82,926,329 PHP	—	(11,341)
Citi	03/15/2017	12,909,311 USD	53,414,000 PLN	225,681	—
Citi	03/15/2017	3,820,656 USD	15,388,000 PLN	—	(36,606)
Citi	03/15/2017	24,707,453 USD	225,964,000 SEK	343,969	—
Citi	03/15/2017	16,018,733 USD	142,188,000 SEK	—	(255,109)
Citi	03/15/2017	2,944,308 USD	4,192,000 SGD	47,254	—
Citi	03/15/2017	6,477,819 USD	24,985,000 TRY	361,136	—
Citi	03/15/2017	10,502,510 USD	37,732,000 TRY	—	(174,413)
Citi	03/15/2017	4,767,957 USD	149,712,000 TWD	109,644	—
Citi	03/15/2017	73,247 USD	2,245,000 TWD	—	(105)
Citi	03/15/2017	12,339,087 USD	175,924,000 ZAR	1,040,038	—
Citi	03/15/2017	133,952,000 ZAR	10,303,784 USD	116,655	—
Citi	03/15/2017	41,972,000 ZAR	3,082,967 USD	—	(109,029)
Citi	03/16/2017	889,826,000 HUF	3,070,666 USD	10,277	—
Citi	03/16/2017	1,641,235,000 HUF	5,574,343 USD	—	(70,376)
Citi	03/16/2017	6,784,130 USD	1,990,864,101 HUF	63,072	—
Citi	03/16/2017	1,864,879 USD	540,196,899 HUF	—	(6,973)
Citi	06/21/2017	48,000 BRL	15,150 USD	129	—
Citi	06/21/2017	1,201,000 CAD	911,862 USD	6,621	—
Citi	06/21/2017	298,000 CHF	297,062 USD	—	(1,698)
Citi	06/21/2017	650,000 EUR	693,770 USD	1,417	—
Citi	06/21/2017	21,687,000 EUR	23,078,683 USD	—	(21,424)
Citi	06/21/2017	4,920,000 GBP	6,147,503 USD	25,441	—
Citi	06/21/2017	690,153 HKD	89,042 USD	25	—
Citi	06/21/2017	432,189,275 JPY	3,872,649 USD	6,150	—
Citi	06/21/2017	496,797,674 JPY	4,415,963 USD	—	(28,543)
Citi	06/21/2017	45,087,197 MXN	2,247,652 USD	38,942	—
Citi	06/21/2017	2,189,000 NZD	1,577,716 USD	6,124	—
Citi	06/21/2017	1,579,000 NZD	1,127,964 USD	—	(5,679)
Citi	06/21/2017	10,409,329 PHP	205,360 USD	470	—
Citi	06/21/2017	24,198,511 PHP	475,856 USD	—	(449)
Citi	06/21/2017	21,239,000 SEK	2,369,719 USD	3,317	—
Citi	06/21/2017	33,854,000 TRY	9,175,631 USD	152,248	—
Citi	06/21/2017	10,582,273 USD	13,799,000 AUD	—	(27,781)
Citi	06/21/2017	1,662,020 USD	5,268,964 BRL	—	(13,086)
Citi	06/21/2017	11,908,356 USD	15,578,620 CAD	—	(166,146)
Citi	06/21/2017	1,380,933 USD	897,498,698 CLP	—	(9,846)
Citi	06/21/2017	1,286,586 USD	3,779,396,553 COP	—	(16,327)
Citi	06/21/2017	817,934 USD	768,000 EUR	108	—
Citi	06/21/2017	90,748 USD	85,000 EUR	—	(210)
Citi	06/21/2017	475,209 USD	3,684,000 HKD	—	(43)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at February 28, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	06/21/2017	262,516 USD	76,263,000 HUF	681	—
Citi	06/21/2017	2,706,295 USD	782,692,000 HUF	—	(5,095)
Citi	06/21/2017	453,628 USD	6,141,148,729 IDR	461	—
Citi	06/21/2017	763,703 USD	10,310,256,002 IDR	—	(1,342)
Citi	06/21/2017	3,555,458 USD	13,100,000 ILS	54,868	—
Citi	06/21/2017	87,148 USD	316,000 ILS	—	(60)
Citi	06/21/2017	2,108,900 USD	142,662,882 INR	3,481	—
Citi	06/21/2017	2,192,747 USD	148,043,912 INR	—	(691)
Citi	06/21/2017	1,057,777 USD	118,845,000 JPY	5,447	—
Citi	06/21/2017	3,378,921 USD	377,011,000 JPY	—	(6,063)
Citi	06/21/2017	1,068,692 USD	1,216,359,000 KRW	5,033	—
Citi	06/21/2017	9,558,224 USD	10,816,925,000 KRW	—	(9,724)
Citi	06/21/2017	2,145,516 USD	43,209,000 MXN	—	(28,814)
Citi	06/21/2017	18,958,300 USD	158,365,000 NOK	—	(50,447)
Citi	06/21/2017	8,986,411 USD	12,541,009 NZD	17,401	—
Citi	06/21/2017	2,473,788 USD	3,436,448 NZD	—	(6,591)
Citi	06/21/2017	8,585,733 USD	35,066,000 PLN	27,092	—
Citi	06/21/2017	822,966 USD	3,348,000 PLN	—	(639)
Citi	06/21/2017	5,026,200 USD	44,922,000 SEK	—	(21,092)
Citi	06/21/2017	750,582 USD	1,057,286 SGD	4,276	—
Citi	06/21/2017	215,383 USD	301,000 SGD	—	(482)
Citi	06/21/2017	213,248 USD	791,000 TRY	—	(2,417)
Citi	06/21/2017	4,591,971 USD	140,424,000 TWD	10,166	—
Citi	06/21/2017	99,360 USD	3,027,000 TWD	—	(156)
Citi	06/21/2017	10,071,988 USD	133,220,000 ZAR	—	(116,669)
Citi	06/21/2017	2,150,000 ZAR	162,938 USD	2,272	—
Goldman Sachs	03/15/2017	5,371,900 CAD	4,097,353 USD	52,460	—
Goldman Sachs	03/15/2017	170,300 CHF	170,897 USD	1,194	—
Goldman Sachs	03/15/2017	1,976,500 CHF	1,943,298 USD	—	(26,275)
Goldman Sachs	03/15/2017	1,454,900 EUR	1,541,134 USD	—	(1,189)
Goldman Sachs	03/15/2017	399,300 GBP	497,664 USD	2,013	—
Goldman Sachs	03/15/2017	525,500 GBP	641,735 USD	—	(10,568)
Goldman Sachs	03/15/2017	450,980 USD	590,400 CAD	—	(6,425)
Goldman Sachs	03/15/2017	301,093 USD	305,800 CHF	3,635	—
Goldman Sachs	03/15/2017	1,801,213 USD	1,796,900 CHF	—	(10,611)
Total				7,742,724	(7,081,455)
Futures contracts outstanding at February 28, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Sterling	112	GBP	17,304,154	06/2017	1,686	—
90-Day Sterling	118	GBP	18,229,331	09/2017	3,776	—
90-Day Sterling	127	GBP	19,617,734	12/2017	6,297	—
90-Day Sterling	156	GBP	24,090,116	03/2018	10,606	—
90-Day Sterling	139	GBP	21,458,443	06/2018	11,000	—
90-Day Sterling	129	GBP	19,908,667	09/2018	12,752	—
90-Day Sterling	158	GBP	24,374,456	12/2018	18,158	—
Amsterdam IDX	49	EUR	5,142,261	03/2017	17,445	—
AUD/USD Currency	246	USD	18,858,360	03/2017	27,222	—
Brent Crude	150	USD	8,476,500	03/2017	10,480	—
C$ Currency	188	USD	14,147,000	03/2017	—	(206,291)
CAC40 Index	102	EUR	5,249,494	03/2017	—	(45,148)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	13

Consolidated Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Long futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Copper	72	USD	4,885,200	05/2017	—	(72,388)
Copper	15	USD	2,241,188	06/2017	—	(8,287)
Corn	102	USD	1,906,125	05/2017	—	(32,958)
DAX Index	27	EUR	8,471,726	03/2017	297,505	—
DJIA Mini E-CBOT	110	USD	11,443,850	03/2017	597,233	—
EURO STOXX 50	242	EUR	8,521,894	03/2017	125,821	—
Euro-Bobl	27	EUR	3,853,788	03/2017	36,262	—
Euro-Bobl	8	EUR	1,124,319	06/2017	77	—
Euro-Bund	123	EUR	21,637,334	03/2017	73,514	—
Euro-Bund	52	EUR	8,969,003	06/2017	3,822	—
FTSE 100 Index	115	GBP	10,367,707	03/2017	467,714	—
FTSE/JSE Top 40 Index	95	ZAR	3,195,129	03/2017	—	(166,582)
FTSE/MIB Index	12	EUR	1,202,757	03/2017	—	(28,563)
Gold 100 oz.	184	USD	23,071,760	04/2017	261,080	—
Hang Seng Index	16	HKD	2,446,715	03/2017	—	(34,460)
H-Shares Index	18	HKD	1,194,953	03/2017	—	(21,248)
IBEX 35 Index	48	EUR	4,862,847	03/2017	20,611	—
KOSPI 200 Index	12	KRW	1,431,351	03/2017	3,401	—
KOSPI 200 Index	1	KRW	119,279	03/2017	—	(246)
Long Gilt	209	GBP	32,995,537	06/2017	355,010	—
Low Sulphur Gasoil	177	USD	8,708,400	04/2017	—	(98,644)
Mini MSCI EAFE Index	120	USD	10,473,000	03/2017	57,532	—
MSCI Singapore IX ETS	136	SGD	3,341,773	03/2017	—	(14,811)
MSCI Taiwan Index	11	USD	394,900	03/2017	—	(2,921)
NASDAQ 100 E-mini	129	USD	13,757,205	03/2017	961,288	—
Natural Gas	23	USD	638,020	03/2017	—	(87,150)
New Zealand $	108	USD	7,784,640	03/2017	—	(44,125)
Nickel	7	USD	461,727	06/2017	8,614	—
Nikkei 225	33	JPY	5,619,209	03/2017	40,974	—
NY Harbor ULSD	77	USD	5,303,437	03/2017	—	(14,515)
OMXS30 Index	212	SEK	3,663,251	03/2017	—	(3,470)
Platinum	32	USD	1,649,600	04/2017	66,254	—
Primary Aluminum	53	USD	2,552,944	06/2017	66,451	—
RBOB Gasoline	49	USD	3,559,105	03/2017	—	(72,647)
Russell 2000 Mini	69	USD	4,778,250	03/2017	25,768	—
S&P 500 E-mini	110	USD	12,995,400	03/2017	460,222	—
S&P Mid 400 E-mini	33	USD	5,701,410	03/2017	135,836	—
S&P/TSX 60 Index	68	CAD	9,277,940	03/2017	91,821	—
SGX Nifty Index	112	USD	1,996,176	03/2017	478	—
Silver	72	USD	6,648,840	05/2017	142,606	—
Soybean Meal	69	USD	2,321,160	05/2017	—	(53,992)
SPI 200 Index	88	AUD	9,587,431	03/2017	231,600	—
Sugar #11	83	USD	1,787,621	04/2017	—	(127,868)
TOPIX Index	61	JPY	8,329,165	03/2017	31,573	—
U.S. Treasury 2-Year Note	45	USD	9,738,281	06/2017	—	(2,871)
WTI Crude	189	USD	10,207,890	03/2017	248,075	—
Zinc	15	USD	1,060,500	06/2017	—	(14,381)
Total			503,136,253		4,930,564	(1,153,566)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
10-Year Mini JGB	(345)	JPY	(46,232,365)	03/2017	—	(242,077)
3-Month Euro Euribor	(99)	EUR	(26,297,486)	06/2017	—	(2,646)
3-Month Euro Euribor	(162)	EUR	(43,025,814)	09/2017	—	(8,409)
3-Month Euro Euribor	(185)	EUR	(49,127,068)	12/2017	—	(11,934)
3-Month Euro Euribor	(164)	EUR	(43,541,795)	03/2018	—	(18,732)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Short futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month Euro Euribor	(176)	EUR	(46,720,788)	06/2018	—	(21,148)
3-Month Euro Euribor	(124)	EUR	(32,908,708)	09/2018	—	(21,773)
3-Month Euro Euribor	(44)	EUR	(11,674,370)	12/2018	—	(11,021)
90-Day Euro$	(314)	USD	(77,491,275)	06/2017	117,479	—
90-Day Euro$	(322)	USD	(79,364,950)	09/2017	146,058	—
90-Day Euro$	(296)	USD	(72,845,600)	12/2017	129,877	—
90-Day Euro$	(279)	USD	(68,585,175)	03/2018	112,254	—
90-Day Euro$	(241)	USD	(59,177,550)	06/2018	76,857	—
90-Day Euro$	(214)	USD	(52,494,200)	09/2018	54,194	—
90-Day Euro$	(196)	USD	(48,022,450)	12/2018	31,399	—
Australian 10-Year Bond	(66)	AUD	(6,489,524)	03/2017	—	(41,314)
Australian 3-Year Bond	(462)	AUD	(39,538,207)	03/2017	13,274	—
Banker’s Acceptance	(179)	CAD	(33,367,085)	06/2017	2,486	—
Banker’s Acceptance	(159)	CAD	(29,626,948)	09/2017	—	(14,432)
BP Currency	(143)	USD	(11,086,969)	03/2017	76,821	—
Canadian Government 10-Year Bond	(14)	CAD	(1,447,749)	06/2017	—	(9,950)
Cocoa ICE	(65)	GBP	(1,245,317)	05/2017	106,847	—
Euro CHF 3-Month ICE	(22)	CHF	(5,521,631)	06/2017	—	(1,436)
Euro CHF 3-Month ICE	(14)	CHF	(3,514,811)	09/2017	—	(1,914)
Euro CHF 3-Month ICE	(11)	CHF	(2,761,637)	12/2017	—	(2,823)
Euro FX	(491)	USD	(65,042,156)	03/2017	1,140,505	—
Japanese 10-Year Government Bond	(4)	JPY	(5,361,342)	03/2017	—	(30,540)
JPY Currency	(83)	USD	(9,250,350)	03/2017	—	(86,029)
Lean Hogs	(6)	USD	(162,240)	04/2017	3,800	—
Soybean Oil	(15)	USD	(305,370)	05/2017	—	(9,391)
U.S. Long Bond	(82)	USD	(12,435,812)	06/2017	—	(112,509)
U.S. Treasury 10-Year Note	(168)	USD	(20,929,125)	06/2017	—	(69,797)
U.S. Treasury 5-Year Note	(222)	USD	(26,130,094)	06/2017	—	(11,730)
U.S. Ultra Bond	(70)	USD	(11,324,687)	06/2017	—	(126,898)
Total			(1,043,050,648)		2,011,851	(856,503)
Open options contracts written at February 28, 2017
Issuer	Puts/Calls	Trading currency	Number of contracts	Exercise price	Premium received ($)	Expiration date	Value ($)
Cabela’s, Inc.	PUT	USD	(117)	50.00	(34,593)	03/2017	(47,970)
Canadian Imperial Bank of Commerce	CALL	USD	(35)	90.00	(2,441)	03/2017	(1,487)
Cynosure Inc., Class A	CALL	USD	(87)	70.00	(1,628)	04/2017	(1,088)
Hewlett Packard Enterprise Co.	CALL	USD	(924)	23.50	(6,440)	03/2017	(18,480)
Macy’s, Inc.	PUT	USD	(228)	25.00	(3,149)	03/2017	(912)
Mead Johnson Nutrition Co.	CALL	USD	(48)	90.00	(4,502)	03/2017	(288)
Mead Johnson Nutrition Co.	PUT	USD	(34)	85.00	(806)	03/2017	(561)
Mead Johnson Nutrition Co.	CALL	USD	(124)	87.50	(7,038)	03/2017	(5,270)
Noble Energy, Inc.	PUT	USD	(9)	40.00	(1,533)	03/2017	(3,240)
Noble Energy, Inc.	CALL	USD	(22)	40.00	(2,592)	03/2017	(385)
Noble Energy, Inc.	CALL	USD	(57)	37.50	(4,909)	03/2017	(2,280)
Noble Energy, Inc.	CALL	USD	(29)	37.50	(6,071)	03/2017	(1,160)
Noble Energy, Inc.	CALL	USD	(35)	42.50	(2,186)	03/2017	(263)
Noble Energy, Inc.	PUT	USD	(324)	37.50	(24,966)	03/2017	(48,600)
Noble Energy, Inc.	PUT	USD	(122)	35.00	(3,166)	03/2017	(4,270)
Noble Energy, Inc.	CALL	USD	(34)	37.50	(4,503)	04/2017	(3,400)
Noble Energy, Inc.	PUT	USD	(34)	37.50	(5,703)	04/2017	(6,800)
Noble Energy, Inc.	CALL	USD	(23)	40.00	(949)	04/2017	(805)
Noble Energy, Inc.	PUT	USD	(702)	37.50	(114,162)	05/2017	(177,255)
Noble Energy, Inc.	PUT	USD	(9)	40.00	(2,403)	05/2017	(3,825)
Noble Energy, Inc.	CALL	USD	(6)	42.50	(832)	05/2017	(165)
Noble Energy, Inc.	CALL	USD	(37)	40.00	(3,692)	05/2017	(2,405)
Noble Energy, Inc.	CALL	USD	(57)	37.50	(10,719)	05/2017	(8,265)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	15

Consolidated Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Investments in derivatives  (continued)
Open options contracts written at February 28, 2017 (continued)
Issuer	Puts/Calls	Trading currency	Number of contracts	Exercise price	Premium received ($)	Expiration date	Value ($)
NXP Semiconductors NV	CALL	USD	(119)	97.50	(14,667)	03/2017	(68,425)
NXP Semiconductors NV	CALL	USD	(74)	97.50	(15,274)	04/2017	(42,180)
NXP Semiconductors NV	CALL	USD	(40)	105.00	(2,356)	04/2017	(1,900)
NXP Semiconductors NV	PUT	USD	(12)	100.00	(1,104)	04/2017	(510)
NXP Semiconductors NV	PUT	USD	(41)	95.00	(5,102)	04/2017	(1,025)
NXP Semiconductors NV	CALL	USD	(203)	100.00	(52,662)	04/2017	(73,080)
Pandora Media, Inc.	CALL	USD	(40)	15.00	(948)	03/2017	(280)
Pandora Media, Inc.	CALL	USD	(190)	14.00	(7,735)	03/2017	(2,660)
Pandora Media, Inc.	PUT	USD	(187)	12.00	(5,563)	03/2017	(6,919)
SPDR S&P Oil & Gas Exploration & Production	PUT	USD	(116)	35.00	(3,083)	03/2017	(2,494)
SPDR S&P Oil & Gas Exploration & Production	CALL	USD	(174)	42.00	(8,227)	03/2017	(1,653)
SPDR S&P Oil & Gas Exploration & Production	CALL	USD	(232)	42.00	(13,212)	03/2017	(2,204)
SPDR S&P Oil & Gas Exploration & Production	PUT	USD	(116)	34.00	(2,013)	03/2017	(1,450)
SPDR S&P Oil & Gas Exploration & Production	CALL	USD	(116)	41.00	(7,590)	03/2017	(1,798)
SPDR S&P Oil & Gas Exploration & Production	CALL	USD	(170)	39.00	(11,037)	03/2017	(8,330)
Time Warner, Inc.	PUT	USD	(6)	96.00	(194)	03/2017	(195)
Time Warner, Inc.	PUT	USD	(82)	92.50	(7,766)	03/2017	(1,107)
Time Warner, Inc.	CALL	USD	(99)	100.00	(6,095)	03/2017	(3,614)
Time Warner, Inc.	CALL	USD	(161)	97.50	(20,006)	03/2017	(23,828)
Time Warner, Inc.	PUT	USD	(84)	95.00	(14,144)	03/2017	(1,596)
Time Warner, Inc.	CALL	USD	(50)	100.00	(4,881)	04/2017	(4,975)
Time Warner, Inc.	CALL	USD	(107)	97.50	(20,830)	04/2017	(24,877)
Time Warner, Inc.	PUT	USD	(6)	92.50	(872)	04/2017	(234)
Time Warner, Inc.	PUT	USD	(45)	95.00	(4,396)	04/2017	(3,375)
VCA, Inc.	CALL	USD	(29)	90.00	(6,321)	07/2017	(6,597)
Total					(485,061)		(624,480)
Total return swap contracts outstanding at February 28, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.400%	Total return on Micro Focus International	09/08/2017	GBP	71,450	—	—	—	(1,595)
Goldman Sachs	Floating rate based on the EONIA index minus 0.400%	Total return on Micro Focus International	09/08/2017	GBP	73,338	—	—	—	(1,637)
Goldman Sachs	Floating rate based on the EONIA index minus 0.400%	Total return on Micro Focus International	09/08/2017	GBP	28,143	—	—	—	(627)
Goldman Sachs	Total return on Sky PLC	Floating rate based on ICE LIBOR GBP 1 WEEK plus 0.45%	02/22/2018	GBP	35,606	—	—	79	—
Goldman Sachs	Total return on Sky PLC	Floating rate based on ICE LIBOR GBP 1 WEEK plus 0.45%	02/24/2018	GBP	285,171	—	—	—	(76)
Total						—	—	79	(3,935)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Investments in derivatives  (continued)
Total return swap contracts on futures at February 28, 2017
Counterparty	Reference instrument	Expiration date	Trading currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Canadian Government 10-Year Bond Jun 2017	06/2017	CAD	(4,343,247)	—	(43,332)
Barclays	Euro-Bobl Jun 2017	06/2017	EUR	98,237,414	—	(34,909)
Barclays	Euro-Bund Jun 17	06/2017	EUR	13,281,024	—	(9,393)
Barclays	Euro-Schatz Jun 2017	06/2017	EUR	168,717,332	—	(55,860)
Citi	Cocoa May 2017	04/2017	USD	(1,145,400)	105,000	—
Citi	Coffee May 2017	04/2017	USD	481,275	—	(8,720)
Citi	Cotton May 2017	04/2017	USD	2,328,370	3,548	—
Citi	Soybean May 2017	04/2017	USD	6,059,138	—	(177,143)
Citi	Soybean Meal May 2017	04/2017	USD	841,000	—	(20,011)
Citi	Soybean Oil May 2017	04/2017	USD	(40,716)	186	—
Citi	Wheat May 2017	04/2017	USD	(463,500)	3,963	—
Citi	Wheat May 2017	04/2017	USD	(1,775,000)	71,762	—
JPMorgan	Hang Seng Index Mar 2017	03/2017	HKD	3,364,232	—	(48,653)
JPMorgan	H-Shares Index Mar 2017	03/2017	HKD	4,846,198	—	(109,394)
JPMorgan	MSCI Taiwan Index Mar 2017	03/2017	USD	8,616,000	—	(55,068)
JPMorgan	SGX Nifty Index Mar 2017	03/2017	USD	2,744,742	—	(3,441)
JPMorgan	Swiss Market Index Mar 17	03/2017	CHF	1,597,222	6,774	—
JPMorgan	TAIEX Mar 2017	03/2017	TWD	698,879	7,366	—
Total					198,599	(565,924)
Notes to Consolidated Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2017, the value of these securities amounted to $4,906,759, which represents 0.81% of net assets.
(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	This security or a portion of this security has been pledged as collateral in connection with securities sold short.
(e)	At February 28, 2017, securities valued at $13,318,979 were held to cover open call options written.
(f)	Negligible market value.
(g)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2017, the value of these securities amounted to $30,209,457 or 5.01% of net assets.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2017, the value of these securities amounted to $8,603,430 which represents 1.43% of net assets.
(i)	Zero coupon bond.
(j)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	255,529,165	716,498,799	(747,434,281)	224,593,683	1,054	707,131	224,593,683

(l)	At February 28, 2017, cash or short-term securities were designated to cover open put and/or call options written.
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	17

Consolidated Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the consolidated financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	22,741,570	1,064,810	4,601,255	—	28,407,635
Consumer Staples	15,877,046	—	305,504	—	16,182,550
Energy	6,446,450	—	—	—	6,446,450
Financials	29,014,097	—	—	—	29,014,097
Health Care	12,384,195	9,656,402	0*	—	22,040,597
Industrials	13,761,216	—	—	—	13,761,216
Information Technology	43,158,345	—	—	—	43,158,345
Materials	24,249,401	4,403,286	—	—	28,652,687
Real Estate	4,905,652	—	—	—	4,905,652
Telecommunication Services	2,295,095	—	—	—	2,295,095
Utilities	4,040,673	—	—	—	4,040,673
Total Common Stocks	178,873,740	15,124,498	4,906,759	—	198,904,997
Corporate Bonds & Notes	—	65,883,701	—	—	65,883,701
Exchange-Traded Funds	618,828	—	—	—	618,828
Treasury Bills	83,056,157	—	—	—	83,056,157
Options Purchased Calls	106,478	—	—	—	106,478
Options Purchased Puts	226,336	—	—	—	226,336
Money Market Funds	3,268,395	—	—	224,593,683	227,862,078
Total Investments	266,149,934	81,008,199	4,906,759	224,593,683	576,658,575
Investments Sold Short
Common Stocks
Consumer Discretionary	(5,992,505)	—	—	—	(5,992,505)
Consumer Staples	(4,361,887)	—	—	—	(4,361,887)
Energy	(520,590)	—	—	—	(520,590)
Financials	(6,261,788)	—	—	—	(6,261,788)
Health Care	(1,387,707)	—	0*	—	(1,387,707)
Industrials	(2,574,911)	—	—	—	(2,574,911)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	19

Consolidated Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Information Technology	(20,679,170)	—	—	—	(20,679,170)
Materials	(5,350,486)	—	—	—	(5,350,486)
Real Estate	(558,505)	—	—	—	(558,505)
Telecommunication Services	(1,322,795)	—	—	—	(1,322,795)
Utilities	(510,875)	—	—	—	(510,875)
Total Common Stocks	(49,521,219)	—	0*	—	(49,521,219)
Exchange-Traded Funds	(6,632,627)	—	—	—	(6,632,627)
Total Investments Sold Short	(56,153,846)	—	0*	—	(56,153,846)
Total Investments, Net of Investments Sold Short	209,996,088	81,008,199	4,906,759	224,593,683	520,504,729
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	7,742,724	—	—	7,742,724
Futures Contracts	6,942,415	—	—	—	6,942,415
Swap Contracts	—	198,678	—	—	198,678
Liability
Forward Foreign Currency Exchange Contracts	—	(7,081,455)	—	—	(7,081,455)
Futures Contracts	(2,010,069)	—	—	—	(2,010,069)
Options Contracts Written	(624,480)	—	—	—	(624,480)
Swap Contracts	—	(569,859)	—	—	(569,859)
Total	214,303,954	81,298,287	4,906,759	224,593,683	525,102,683

*	Rounds to zero.
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks and options classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Consolidated Statement of Assets and Liabilities
February 28, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$349,010,286
Affiliated issuers, at cost	224,593,769
Options purchased, at cost	446,720
Total investments, at cost	574,050,775
Investments, at value
Unaffiliated issuers, at value	351,732,078
Affiliated issuers, at value	224,593,683
Options purchased, at value	332,814
Total investments, at value	576,658,575
Cash	8,436,269
Foreign currency (identified cost $673,976)	674,018
Cash collateral held at broker	62,356,685
Margin deposits	20,391,390
Unrealized appreciation on forward foreign currency exchange contracts	7,742,724
Unrealized appreciation on swap contracts	198,678
Receivable for:
Investments sold	11,495,310
Capital shares sold	760,045
Dividends	197,350
Interest	1,376,808
Foreign tax reclaims	1,874
Variation margin	704,209
Prepaid expenses	2,784
Trustees’ deferred compensation plan	28,212
Other assets	32,391
Total assets	691,057,322
Liabilities
Securities sold short, at value (proceeds $54,314,338)	56,153,846
Option contracts written, at value (premiums received $485,061)	624,480
Due to custodian	699,739
Unrealized depreciation on forward foreign currency exchange contracts	7,081,455
Unrealized depreciation on swap contracts	569,859
Payable for:
Investments purchased	18,410,022
Capital shares purchased	2,395,408
Dividends and interest on securities sold short	54,921
Collateral and deposits	900,157
Variation margin	1,086,034
Management services fees	18,092
Distribution and/or service fees	4,144
Transfer agent fees	44,112
Compensation of board members	1,046
Compensation of chief compliance officer	66
Other expenses	43,700
Trustees’ deferred compensation plan	28,212
Total liabilities	88,115,293
Net assets applicable to outstanding capital stock	$602,942,029
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	21

Consolidated Statement of Assets and Liabilities  (continued)
February 28, 2017 (Unaudited)
Represented by
Paid in capital	$676,326,473
Excess of distributions over net investment income	(45,013,727)
Accumulated net realized loss	(34,229,752)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	2,721,792
Investments - affiliated issuers	(86)
Foreign currency translations	7,728
Forward foreign currency exchange contracts	661,269
Futures contracts	4,932,346
Options purchased	(113,906)
Options contracts written	(139,419)
Securities sold short	(1,839,508)
Swap contracts	(371,181)
Total - representing net assets applicable to outstanding capital stock	$602,942,029
Class A
Net assets	$602,939,504
Shares outstanding	65,438,060
Net asset value per share	$9.21
Class Z
Net assets	$2,525
Shares outstanding	275
Net asset value per share(a)	$9.19

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Consolidated Statement of Operations
Six Months Ended February 28, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,460,233
Dividends — affiliated issuers	707,131
Interest	990,531
Foreign taxes withheld	(5,772)
Total income	3,152,123
Expenses:
Management services fees	3,495,354
Distribution and/or service fees
Class A	802,763
Transfer agent fees
Class A	365,344
Class Z(a)	1
Compensation of board members	15,863
Custodian fees	36,768
Printing and postage fees	36,899
Registration fees	33,905
Audit fees	40,104
Legal fees	8,729
Dividends and interest on securities sold short	866,870
Compensation of chief compliance officer	162
Other	16,546
Total expenses	5,719,308
Net investment loss	(2,567,185)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	13,966,933
Investments — affiliated issuers	1,054
Foreign currency translations	94,028
Futures contracts	(16,551,854)
Options purchased	(589,420)
Options contracts written	898,398
Securities sold short	(14,015,338)
Swap contracts	1,473,992
Net realized loss	(14,722,207)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(9,161,912)
Investments — affiliated issuers	(86)
Foreign currency translations	47,072
Forward foreign currency exchange contracts	583,221
Futures contracts	(374,730)
Options purchased	(59,996)
Options contracts written	(185,989)
Securities sold short	10,359,108
Swap contracts	(1,780,159)
Net change in unrealized appreciation (depreciation)	(573,471)
Net realized and unrealized loss	(15,295,678)
Net decrease in net assets resulting from operations	$(17,862,863)

(a)	Class Z shares are based on operations from January 3, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	23

Consolidated Statement of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment loss	$(2,567,185)	$(3,766,980)
Net realized loss	(14,722,207)	(28,442,430)
Net change in unrealized appreciation (depreciation)	(573,471)	37,334,140
Net increase (decrease) in net assets resulting from operations	(17,862,863)	5,124,730
Distributions to shareholders
Class A	—	(52,422,234)
Total distributions to shareholders	—	(52,422,234)
Increase (decrease) in net assets from capital stock activity	(126,671,333)	9,833,439
Total decrease in net assets	(144,534,196)	(37,464,065)
Net assets at beginning of period	747,476,225	784,940,290
Net assets at end of period	$602,942,029	$747,476,225
Excess of distributions over net investment income	$(45,013,727)	$(42,446,542)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Consolidated Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)(a)		August 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	14,865,346	137,563,754	20,877,104	197,467,461
Distributions reinvested	—	—	5,773,356	52,422,072
Redemptions	(28,528,211)	(264,237,587)	(25,487,363)	(240,056,094)
Net increase (decrease)	(13,662,865)	(126,673,833)	1,163,097	9,833,439
Class Z
Subscriptions	275	2,500	—	—
Net increase	275	2,500	—	—
Total net increase (decrease)	(13,662,590)	(126,671,333)	1,163,097	9,833,439

(a)	Class Z shares are based on operations from January 3, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	25

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
2/28/2017 (c)	$9.45	(0.04)	(0.20)	(0.24)	—	—
8/31/2016	$10.07	(0.05)	0.10	0.05	(0.67)	—
8/31/2015	$10.88	0.03 (f)	(0.26)	(0.23)	(0.10)	(0.48)
8/31/2014	$10.49	(0.03)	0.67	0.64	(0.13)	(0.12)
8/31/2013	$10.03	0.02	0.53	0.55	(0.08)	(0.01)
8/31/2012 (g)	$10.00	0.01	0.02	0.03	—	—
Class Z
2/28/2017 (c),(h)	$9.10	(0.01)	0.10 (i)	0.09	—	—

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by:

Class	02/28/2017	08/31/2016	08/31/2015	08/31/2014	08/31/2013	08/31/2012
Class A	0.27%	0.32%	0.35%	0.31%	0.17%	0.13%
Class Z	0.18%	—%	—%	—%	—%	—%

(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.08 per share.
(g)	Class A shares commenced operations on April 23, 2012. Per share data and total return reflect activity from that date.
(h)	Class Z shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$9.21	(2.54%)	1.78% (d),(e)	1.78% (d),(e)	(0.80%) (d)	249%	$602,940
(0.67)	$9.45	0.79%	1.80% (e)	1.80% (e)	(0.49%)	289%	$747,476
(0.58)	$10.07	(2.30%)	1.83% (e)	1.83% (e)	0.27%	304%	$784,940
(0.25)	$10.88	6.15%	1.79% (e)	1.79% (e)	(0.27%)	246%	$777,811
(0.09)	$10.49	5.53%	1.70% (e)	1.67% (e)	0.17%	239%	$666,228
—	$10.03	0.30%	1.73% (d),(e)	1.63% (d),(e)	0.31% (d)	141%	$476,520

—	$9.19	0.99%	1.50% (d),(e)	1.50% (d),(e)	(0.58%) (d)	249%	$3
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	27

Notes to Consolidated Financial Statements
February 28, 2017 (Unaudited)
Note 1. Organization
Multi-Manager Alternative Strategies Fund (formerly known as Active Portfolios® Multi-Manager Alternatives Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective February 28, Active Portfolios® Multi-Manager Alternatives Fund was renamed Multi-Manager Alternative Strategies Fund.
Basis for consolidation
ASGM Offshore Fund, Ltd. and ASMF Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At February 28, 2017, each Subsidiary’s financial statement information is as follows:
	ASGM Offshore Fund, Ltd.	ASMF Offshore Fund, Ltd.
% of consolidated fund net assets	0.01%	11.61%
Net assets	$52,225	$69,974,636
Net investment loss	(2,109)	(217,186)
Net realized loss	0	(12,425,379)
Net change in unrealized appreciation (depreciation)	0	(127,770)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Class Z shares are not subject to any front-end sales charge or contingent deferred sales charge. Class Z shares commenced operations on January 3, 2017.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
28	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
February 28, 2017 (Unaudited)
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	29

Notes to Consolidated Financial Statements  (continued)
February 28, 2017 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
30	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
February 28, 2017 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage exposure to movements in interest rates, to manage exposure to the securities market and to gain commodity and currency exposure. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	31

Notes to Consolidated Financial Statements  (continued)
February 28, 2017 (Unaudited)
The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments, to protect gains and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Contracts and premiums associated with options contracts written for the six months ended February 28, 2017 are as follows:
	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at August 31, 2016	(836)	(63,389)	(522)	(46,319)
Opened	(17,638)	(1,872,261)	(6,367)	(574,773)
Closed	4,322	297,884	817	79,619
Expired	6,298	534,125	2,384	175,631
Exercised	4,532	853,299	1,414	131,123
Balance at February 28, 2017	(3,322)	(250,342)	(2,274)	(234,719)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the
32	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
February 28, 2017 (Unaudited)
Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate and to get synthetic exposure to bond, commodity and equity index futures. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2017:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	3,566,822*
Equity risk	Investments, at value — Options Purchased	332,814
Equity risk	Net assets — unrealized appreciation on swap contracts	14,219*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	7,742,724
Foreign exchange risk	Net assets — unrealized appreciation on futures contracts	1,244,548*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,216,838*
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	914,207*
Commodity-related investment risk	Net assets — unrealized appreciation on swap contracts	184,459*
Total		15,216,631

Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	33

Notes to Consolidated Financial Statements  (continued)
February 28, 2017 (Unaudited)
Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	317,449*
Equity risk	Options contracts written, at value	624,480
Equity risk	Net assets — unrealized depreciation on swap contracts	363,985*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	7,081,455
Foreign exchange risk	Net assets — unrealized depreciation on futures contracts	336,445*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	763,954*
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	592,221*
Commodity-related investment risk	Net assets — unrealized depreciation on swap contracts	205,874*
Total		10,285,863

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended February 28, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(12,600,017)	—	—	180,601	(12,419,416)
Equity risk	—	(719,586)	898,398	(589,420)	(229,053)	(639,661)
Foreign exchange risk	—	(324,839)	—	—	—	(324,839)
Interest rate risk	—	(2,907,412)	—	—	1,522,444	(1,384,968)
Total	—	(16,551,854)	898,398	(589,420)	1,473,992	(14,768,884)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	525,614	—	—	(655,441)	(129,827)
Equity risk	—	2,743,824	(185,989)	(59,996)	(332,691)	2,165,148
Foreign exchange risk	583,221	(2,849,968)	—	—	—	(2,266,747)
Interest rate risk	—	(794,200)	—	—	(792,027)	(1,586,227)
Total	583,221	(374,730)	(185,989)	(59,996)	(1,780,159)	(1,817,653)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	378,458,375
Futures contracts — short	1,169,299,175

34	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
February 28, 2017 (Unaudited)
Derivative instrument	Average market value ($)*
Options contracts — purchased	227,472
Options contracts — written	(402,016)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	13,956,775	(14,163,408)
Total return swap contracts	856,186	(550,483)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2017.
Short Sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. In addition, the collateral is recorded as cash collateral held at broker in the Consolidated Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in "Dividends and interest on securities sold short" in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2017:
	Barclays ($)	Citi ($)(a)	Citi ($)(a)	Goldman Sachs ($)(a)	Goldman Sachs ($)(a)	JPMorgan ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	7,683,422	-	-	59,302	-	7,742,724
Options purchased calls	-	-	-	-	106,478	-	106,478
Options purchased puts	-	-	-	-	226,336	-	226,336
OTC total return swap contracts (b)	-	-	-	79	-	-	79
OTC total return swap contracts on futures (b)	-	-	184,459	-	-	14,140	198,599
Total assets	-	7,683,422	184,459	79	392,116	14,140	8,274,216
Liabilities
Forward foreign currency exchange contracts	-	7,026,387	-	-	55,068	-	7,081,455
Options contracts written	-	-	-	-	624,480	-	624,480
OTC total return swap contracts (b)	-	-	-	3,935	-	-	3,935
OTC total return swap contracts on futures (b)	143,494	-	205,874	-	-	216,556	565,924
Securities borrowed	-	-	-	-	56,153,846	-	56,153,846
Total liabilities	143,494	7,026,387	205,874	3,935	56,833,394	216,556	64,429,640
Total financial and derivative net assets	(143,494)	657,035	(21,415)	(3,856)	(56,441,278)	(202,416)	(56,155,424)
Total collateral received (pledged) (c)	-	-	(21,415)	-	(56,441,278)	(202,416)	(56,665,109)
Net amount (d)	(143,494)	657,035	-	(3,856)	-	-	509,685

Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	35

Notes to Consolidated Financial Statements  (continued)
February 28, 2017 (Unaudited)
(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
36	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
February 28, 2017 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreement below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2017 was 1.09% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC and Water Island Capital, LLC, each of which subadvises a portion of the assets of the Fund. Effective March 29, 2017, the Investment Manager has entered into a Subadvisory Agreement with TCW Investment Management Company LLC to subadvise a portion the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	37

Notes to Consolidated Financial Statements  (continued)
February 28, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class Z	0.15
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares provided, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.
38	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
February 28, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	January 1, 2017 through December 31, 2017	Prior to January 1, 2017
Class A	1.820%	2.00%
Class Z	1.570*	—
*Expense cap rate is contractual from January 3, 2017 (the commencement of operations of Class Z shares) through December 31, 2017.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
574,051,000	5,113,000	(2,505,000)	2,608,000
The following capital loss carryforwards, determined at August 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	16,103,999	22,346,360	38,450,359
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund elected to treat the following late-year ordinary losses and post-October capital losses at August 31, 2016 as arising on September 1, 2016.
Late year ordinary losses ($)	Post-October capital losses ($)
1,692,575	—
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	39

Notes to Consolidated Financial Statements  (continued)
February 28, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $896,878,507 and $915,931,439, respectively, for the six months ended February 28, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2017.
Note 8. Significant risks
Shareholder concentration risk
At February 28, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
40	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
February 28, 2017 (Unaudited)
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Short Selling Risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	41

Board Consideration and Approval of Subadvisory
Agreements
On January 25, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved, for an initial two-year term, the Subadvisory Agreement between Columbia Management Investment Advisers, LLC (the Investment Manager) and Guggenheim Partners Investment Management, LLC (Guggenheim) and the Subadvisory Agreement, as amended, between the Investment Manager and TCW Investment Management Company LLC (TCW) (together, the Subadvisory Agreements) with respect to Multi-Manager Alternative Strategies Fund (formerly, Active Portfolios® Multi-Manager Alternatives Fund) (the Fund), a series of the Trust.1 The Board and the Board’s Advisory Fees and Expenses Committee (the Committee) noted its considerations at meetings held in connection with the continuation of the Management Agreement (the Management Agreement) and the Subadvisory Agreements between the Investment Manager and AQR Capital Management, LLC and Water Island Capital, LLC, each with respect to the Fund.
In connection with their deliberations regarding the proposed Subadvisory Agreements, the Committee and the Board evaluated materials requested from the Investment Manager and others regarding the Fund and the Subadvisory Agreements, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on January 24, 2017 and at the Board meeting held on January 25, 2017. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the Subadvisory Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the Subadvisory Agreements included the following:
•	Information regarding the reputation, regulatory history and resources of the Subadvisers, including information regarding senior management, portfolio managers and other personnel of the Subadvisers;
•	Information regarding the capabilities of the Subadvisers with respect to compliance monitoring services, including an assessment of the Subadvisers’ compliance systems by the Fund’s Chief Compliance Officer;
•	The subadvisory fees to be charged to the Investment Manager under the Subadvisory Agreements;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through December 31, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets; and
•	The terms and conditions of the Subadvisory Agreements;
•	Descriptions of various functions performed by the Subadvisers under the Subadvisory Agreements, including portfolio management and portfolio trading practices.
Nature, extent and quality of services provided under the Subadvisory Agreements
The Committee and the Board considered the nature, extent and quality of services to be provided to the Fund by the Subadvisers under the Subadvisory Agreements, and the resources dedicated to the Fund by the Subadvisers. The Committee and the Board considered, among other things, the Subadvisers’ ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Subadvisers’ investment research capabilities.

[1]	As of February 28, 2017, it is currently expected that Guggenheim will assume day-to-day management of a portion of the Fund’s portfolio later in 2017.
42	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Board Consideration and Approval of Subadvisory
Agreements  (continued)
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Subadvisers, which included consideration of the Subadvisers’ experience with similarly-structured accounts, and the ability of the Subadvisers to accommodate the increase in their assets under management to be represented by the Fund. The Committee and the Board noted the compliance programs of the Subadvisers and reviewed their codes of ethics.
The Committee and the Board also considered the diligence and selection process undertaken by the Investment Manager to select the Subadvisers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Subadvisory Agreements supported the approval of the Subadvisory Agreements.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board noted that, through December 31, 2015, the Fund’s performance was in the ninetieth and sixty-first percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board considered the Subadvisers’ performance and reputation generally. The Committee and the Board also considered the Subadvisers’ investment performance, including their absolute and risk-adjusted returns. The Committee and the Board considered that Guggenheim had delivered strong performance over the one-, three- and five-year periods for its Guggenheim Multi-Asset Class Composite and that TCW had delivered strong performance over the one-, three- and five-year periods for its TCW Unconstrained Fixed Income Composite, noting that each Subadviser had used strategies similar to those proposed for its sleeve of the Fund. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated performance of the sleeves managed by the Subadvisers supported approval of the Subadvisory Agreements.
Subadvisory fee rates and other expenses
The Committee and the Board considered the subadvisory fees to be charged to the Fund under the Subadvisory Agreements, and the total expenses to be incurred by the Fund. The Committee and the Board also considered the fees that the Subadvisers charge to their other clients, and noted that the Investment Manager pays the fees of the Subadvisers.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the subadvisory fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Subadvisory Agreements.
Costs of services provided and profitability
The Committee and the Board noted that in relation to their review of the Subadvisory Agreements, they had considered information provided by the Investment Manager with respect to estimated costs of services and profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers, the Committee and the Board did not consider the profitability to the Subadvisers of their relationships with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Subadvisory Agreements.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	43

Board Consideration and Approval of Subadvisory
Agreements  (continued)
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee and subadvisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the breakpoints in the Management Agreement did not occur at the same levels as the breakpoints in the Subadvisory Agreements. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreements. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Subadvisory Agreements.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the proposed Subadvisory Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Subadvisory Agreements.
44	Multi-Manager Alternative Strategies Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2017	45

Multi-Manager Alternative Strategies Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR100_08_G01_(04/17)

SemiAnnual Report
February 28, 2017
Columbia Global Energy and Natural Resources Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Global Energy and Natural Resources Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Energy and Natural Resources Fund   |  Semiannual Report 2017

Columbia Global Energy and Natural Resources Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Energy and Natural Resources Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Josh Kapp, CFA
Co-manager
Managed Fund since 2011
Jonathan Mogil, CFA
Co-manager
Managed Fund since 2012
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A *	Excluding sales charges	09/28/07	7.13	27.06	-2.04	0.75
	Including sales charges		0.99	19.77	-3.19	0.15
Class B *	Excluding sales charges	03/07/11	6.67	26.02	-2.78	-0.10
	Including sales charges		1.67	21.02	-3.13	-0.10
Class C *	Excluding sales charges	09/28/07	6.73	26.10	-2.77	0.01
	Including sales charges		5.73	25.10	-2.77	0.01
Class I *		09/27/10	7.36	27.68	-1.56	1.14
Class K *		03/07/11	7.14	27.11	-1.87	0.83
Class R *		09/27/10	6.98	26.67	-2.28	0.46
Class R4 *		11/08/12	7.23	27.38	-1.79	0.99
Class R5 *		11/08/12	7.35	27.59	-1.64	1.06
Class Z		12/31/92	7.23	27.34	-1.79	0.99
Blended Benchmark			7.51	29.13	-0.53	1.89
S&P North American Natural Resources Sector Index			4.94	32.04	-1.42	2.36
Returns for Class A shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark, a weighted custom composite, established by the Investment Manager, consists of a 60% weighting in the MSCI World Energy Sector Index (Net) and a 40% weighting in the MSCI World Materials Sector Index (Net). The MSCI World Energy Sector Index is a free float-adjusted market capitalization weighted index that represents the energy segment in global developed market equity performance. The MSCI World Materials Sector Index is a free float-adjusted market capitalization weighted index that represents the materials segment in global developed-market equity performance.
The S&P North American Natural Resources Sector Index is a modified market capitalization-weighted equity index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Energy Sector Index (Net) and the MSCI World Materials Sector Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2017)
Exxon Mobil Corp. (United States)	7.9
Royal Dutch Shell PLC, Class A (United Kingdom)	4.4
Chevron Corp. (United States)	4.2
BP PLC (United Kingdom)	3.9
Rio Tinto PLC (United Kingdom)	3.7
Dow Chemical Co. (The) (United States)	3.3
Suncor Energy, Inc. (Canada)	3.0
Schlumberger Ltd. (United States)	3.0
PPG Industries, Inc. (United States)	2.6
BASF SE (Germany)	2.5
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2017)
Energy	60.7
Materials	39.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2017)
Australia	0.4
Belgium	0.9
Canada	9.2
France	3.9
Germany	2.5
Japan	2.2
Netherlands	2.6
Switzerland	1.3
United Kingdom	13.3
United States(a)	63.7
Total	100.0

(a)	Includes investments in Money Market Funds and Exchange-Traded Funds.
Country Breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2017, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Summary of Investments in Securities by Industry (%) (at February 28, 2017)
Chemicals	26.3
Construction Materials	0.6
Containers & Packaging	3.1
Diversified Financial Services	2.3
Energy Equipment & Services	7.2
Metals & Mining	7.8
Oil, Gas & Consumable Fuels	51.4
Money Market Funds	0.4
Total	99.1
Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

4	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2016 — February 28, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,071.30	1,018.20	6.83	6.66	1.33
Class B	1,000.00	1,000.00	1,066.70	1,014.48	10.66	10.39	2.08
Class C	1,000.00	1,000.00	1,067.30	1,014.48	10.66	10.39	2.08
Class I	1,000.00	1,000.00	1,073.60	1,020.53	4.42	4.31	0.86
Class K	1,000.00	1,000.00	1,071.40	1,018.84	6.16	6.01	1.20
Class R	1,000.00	1,000.00	1,069.80	1,016.96	8.11	7.90	1.58
Class R4	1,000.00	1,000.00	1,072.30	1,019.44	5.55	5.41	1.08
Class R5	1,000.00	1,000.00	1,073.50	1,020.28	4.68	4.56	0.91
Class Z	1,000.00	1,000.00	1,072.30	1,019.44	5.55	5.41	1.08
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	5

Portfolio of Investments
February 28, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.0%
Issuer	Shares	Value ($)
Australia 0.4%
Tronox Ltd., Class A	59,415	1,029,662
Belgium 0.9%
Solvay SA	19,212	2,237,832
Canada 9.1%
Canadian Natural Resources Ltd.(a)	51,482	1,478,048
Canadian Natural Resources Ltd.	116,363	3,337,048
Enbridge, Inc.	28,128	1,177,157
Enbridge, Inc.	31,335	1,318,797
EnCana Corp.	58,444	647,716
First Quantum Minerals Ltd.	139,171	1,448,083
Methanex Corp.	15,733	802,383
Silver Wheaton Corp.	50,684	990,872
Suncor Energy, Inc.	42,961	1,345,968
Suncor Energy, Inc.	233,684	7,275,134
Tourmaline Oil Corp.(a)	43,325	959,008
TransCanada Corp.	29,976	1,378,056
Total		22,158,270
France 3.9%
Air Liquide SA	22,513	2,430,342
Arkema SA	20,773	2,013,632
Total SA	100,806	5,024,649
Total		9,468,623
Germany 2.4%
BASF SE	64,134	5,972,236
Japan 2.2%
Mitsubishi Chemical Holdings Corp.	342,000	2,629,713
Mitsui Chemicals, Inc.	272,000	1,384,134
Teijin Ltd.	65,000	1,243,848
Total		5,257,695
Netherlands 2.6%
Akzo Nobel NV	46,195	3,098,326
LyondellBasell Industries NV, Class A	34,993	3,192,761
Total		6,291,087
Switzerland 1.3%
Clariant AG, Registered Shares	89,633	1,675,125
LafargeHolcim Ltd.	24,882	1,415,267
Total		3,090,392
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 13.2%
BP PLC	1,669,238	9,394,265
BP PLC, ADR	7,872	267,018
Cairn Energy PLC(a)	461,437	1,272,833
Randgold Resources Ltd.	19,922	1,856,489
Rio Tinto PLC	215,841	8,830,235
Rio Tinto PLC, ADR	139	5,771
Royal Dutch Shell PLC, Class A	409,287	10,561,030
Total		32,187,641
United States 59.0%
Albemarle Corp.	32,409	3,289,838
Anadarko Petroleum Corp.	85,921	5,554,793
Baker Hughes, Inc.	18,955	1,142,607
Cabot Oil & Gas Corp.	59,669	1,306,751
Cheniere Energy, Inc.(a)	12,756	612,926
Chevron Corp.	90,635	10,196,438
Cimarex Energy Co.	15,164	1,906,418
ConocoPhillips	44,930	2,137,320
Continental Resources, Inc.(a)	22,634	1,023,057
Devon Energy Corp.	103,151	4,472,627
Dow Chemical Co. (The)	128,964	8,029,299
Eastman Chemical Co.	53,546	4,297,067
EI du Pont de Nemours & Co.	53,824	4,227,337
EOG Resources, Inc.	48,364	4,690,824
EQT Corp.(a)	25,332	1,517,134
Exxon Mobil Corp.	234,407	19,061,977
Halliburton Co.	91,633	4,898,700
Hess Corp.	56,596	2,911,298
International Paper Co.	92,450	4,872,115
Keane Group, Inc.(a)	46,691	818,026
Kinder Morgan, Inc.	170,919	3,642,284
Marathon Petroleum Corp.	38,840	1,926,464
Monsanto Co.	26,398	3,004,884
Mosaic Co. (The)	89,228	2,783,021
Newfield Exploration Co.(a)	28,992	1,057,048
Noble Energy, Inc.	71,161	2,590,972
Nucor Corp.	30,363	1,899,813
Occidental Petroleum Corp.	44,177	2,895,802
Oceaneering International, Inc.	41,800	1,183,776

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Patterson-UTI Energy, Inc.	37,872	1,046,025
PBF Energy, Inc., Class A	20,412	499,890
Phillips 66	36,738	2,872,544
PPG Industries, Inc.	61,884	6,338,778
Praxair, Inc.	41,531	4,930,145
RSP Permian, Inc.(a)	30,262	1,195,046
Schlumberger Ltd.	90,226	7,250,561
Sealed Air Corp.	59,180	2,750,687
Steel Dynamics, Inc.	104,563	3,827,006
Superior Energy Services, Inc.(a)	72,010	1,188,165
Tesoro Corp.	7,390	629,554
Valero Energy Corp.	38,862	2,640,673
Williams Companies, Inc. (The)	33,030	936,070
Total		144,055,760
Total Common Stocks (Cost $205,608,830)		231,749,198

Exchange-Traded Funds 2.3%
	Shares	Value ($)
United States 2.3%
Materials Select Sector SPDR Fund	5,691	297,355
SPDR S&P Oil & Gas Exploration & Production	6,179	233,937
VanEck Vectors Gold Miners ETF	222,572	5,085,770
Total		5,617,062
Total Exchange-Traded Funds (Cost $3,659,414)		5,617,062

Limited Partnerships 1.4%
Issuer	Shares	Value ($)
United States 1.4%
Enterprise Products Partners LP	58,113	1,628,907
PBF Logistics LP	31,615	656,011
Plains GP Holdings LP, Class A	37,694	1,239,002
Total		3,523,920
Total Limited Partnerships (Cost $4,073,231)		3,523,920

Warrants 0.0%

United States 0.0%
Kinder Morgan, Inc.(a)	271,934	843
Total Warrants (Cost $1,384,619)		843

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.692%(b),(c)	904,822	904,822
Total Money Market Funds (Cost $904,822)		904,822
Total Investments (Cost $215,630,916)		241,795,845
Other Assets and Liabilities, Net		2,237,610
Net Assets		$244,033,455

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.692%	2,417,147	23,926,500	(25,438,825)	904,822	(14)	2,114	904,822
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	1,029,662	—	—	—	1,029,662
Belgium	—	2,237,832	—	—	2,237,832
Canada	22,158,270	—	—	—	22,158,270
France	—	9,468,623	—	—	9,468,623
Germany	—	5,972,236	—	—	5,972,236
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
February 28, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Japan	—	5,257,695	—	—	5,257,695
Netherlands	3,192,761	3,098,326	—	—	6,291,087
Switzerland	—	3,090,392	—	—	3,090,392
United Kingdom	272,789	31,914,852	—	—	32,187,641
United States	144,055,760	—	—	—	144,055,760
Total Common Stocks	170,709,242	61,039,956	—	—	231,749,198
Exchange-Traded Funds	5,617,062	—	—	—	5,617,062
Limited Partnerships
United States	3,523,920	—	—	—	3,523,920
Total Limited Partnerships	3,523,920	—	—	—	3,523,920
Warrants	843	—	—	—	843
Money Market Funds	—	—	—	904,822	904,822
Total Investments	179,851,067	61,039,956	—	904,822	241,795,845
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
February 28, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$214,726,094
Affiliated issuers, at cost	904,822
Total investments, at cost	215,630,916
Investments, at value
Unaffiliated issuers, at value	240,891,023
Affiliated issuers, at value	904,822
Total investments, at value	241,795,845
Receivable for:
Investments sold	1,238,547
Capital shares sold	144,634
Dividends	1,188,872
Foreign tax reclaims	83,529
Prepaid expenses	893
Trustees’ deferred compensation plan	44,383
Other assets	26,610
Total assets	244,523,313
Liabilities
Payable for:
Capital shares purchased	367,836
Management services fees	5,034
Distribution and/or service fees	1,207
Transfer agent fees	40,194
Plan administration fees	1
Compensation of board members	764
Compensation of chief compliance officer	20
Other expenses	30,419
Trustees’ deferred compensation plan	44,383
Total liabilities	489,858
Net assets applicable to outstanding capital stock	$244,033,455
Represented by
Paid in capital	254,589,711
Excess of distributions over net investment income	(1,056,933)
Accumulated net realized loss	(35,653,724)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	26,164,929
Foreign currency translations	(10,528)
Total - representing net assets applicable to outstanding capital stock	$244,033,455
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
February 28, 2017 (Unaudited)
Class A
Net assets	$95,827,523
Shares outstanding	5,414,447
Net asset value per share	$17.70
Maximum offering price per share(a)	$18.78
Class B
Net assets	$385,122
Shares outstanding	22,988
Net asset value per share	$16.75
Class C
Net assets	$14,865,922
Shares outstanding	887,116
Net asset value per share	$16.76
Class I
Net assets	$16,939,210
Shares outstanding	939,214
Net asset value per share	$18.04
Class K
Net assets	$5,625
Shares outstanding	315
Net asset value per share	$17.86
Class R
Net assets	$9,248,780
Shares outstanding	526,118
Net asset value per share	$17.58
Class R4
Net assets	$6,990,512
Shares outstanding	383,773
Net asset value per share	$18.22
Class R5
Net assets	$7,890,141
Shares outstanding	431,192
Net asset value per share	$18.30
Class Z
Net assets	$91,880,620
Shares outstanding	5,131,523
Net asset value per share	$17.91

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	11

Statement of Operations
Six Months Ended February 28, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,523,206
Dividends — affiliated issuers	2,114
Foreign taxes withheld	(129,084)
Total income	3,396,236
Expenses:
Management services fees	913,041
Distribution and/or service fees
Class A	119,043
Class B	2,383
Class C	76,216
Class R	20,656
Transfer agent fees
Class A	105,639
Class B	529
Class C	16,915
Class I	299
Class K	2
Class R	9,181
Class R4	8,310
Class R5	1,891
Class Z	102,750
Plan administration fees
Class K	7
Compensation of board members	11,742
Custodian fees	6,046
Printing and postage fees	27,687
Registration fees	59,645
Audit fees	17,162
Legal fees	3,139
Compensation of chief compliance officer	55
Other	5,313
Total expenses	1,507,651
Net investment income	1,888,585
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,249,341)
Investments — affiliated issuers	(14)
Foreign currency translations	(11,308)
Net realized loss	(5,260,663)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	20,327,399
Foreign currency translations	(10,924)
Net change in unrealized appreciation (depreciation)	20,316,475
Net realized and unrealized gain	15,055,812
Net increase in net assets resulting from operations	$16,944,397
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment income	$1,888,585	$5,153,676
Net realized loss	(5,260,663)	(26,548,541)
Net change in unrealized appreciation (depreciation)	20,316,475	34,225,598
Net increase in net assets resulting from operations	16,944,397	12,830,733
Distributions to shareholders
Net investment income
Class A	(1,453,246)	—
Class B	(5,638)	—
Class C	(187,945)	—
Class I	(289,335)	—
Class K	(88)	—
Class R	(113,853)	—
Class R4	(121,661)	—
Class R5	(114,412)	—
Class Z	(1,520,089)	—
Total distributions to shareholders	(3,806,267)	—
Decrease in net assets from capital stock activity	(15,577,981)	(17,630,870)
Total decrease in net assets	(2,439,851)	(4,800,137)
Net assets at beginning of period	246,473,306	251,273,443
Net assets at end of period	$244,033,455	$246,473,306
Undistributed (excess of distributions over) net investment income	$(1,056,933)	$860,749
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2017 (Unaudited)		August 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	509,868	8,978,133	3,378,861	52,411,407
Distributions reinvested	80,190	1,429,227	—	—
Redemptions	(1,051,702)	(18,252,447)	(2,922,740)	(45,992,961)
Net increase (decrease)	(461,644)	(7,845,087)	456,121	6,418,446
Class B
Subscriptions	—	—	1,852	25,884
Distributions reinvested	288	4,926	—	—
Redemptions (a)	(12,064)	(200,252)	(32,123)	(472,365)
Net decrease	(11,776)	(195,326)	(30,271)	(446,481)
Class C
Subscriptions	48,792	816,756	288,730	4,167,002
Distributions reinvested	9,813	167,893	—	—
Redemptions	(143,999)	(2,396,467)	(267,212)	(3,907,041)
Net increase (decrease)	(85,394)	(1,411,818)	21,518	259,961
Class I
Subscriptions	19,262	353,254	35,261	597,289
Distributions reinvested	16,040	289,295	—	—
Redemptions	(159,346)	(2,843,134)	(1,184,581)	(17,912,630)
Net decrease	(124,044)	(2,200,585)	(1,149,320)	(17,315,341)
Class K
Distributions reinvested	3	56	—	—
Net increase	3	56	—	—
Class R
Subscriptions	261,889	4,592,106	372,218	5,735,638
Distributions reinvested	6,396	113,853	—	—
Redemptions	(164,155)	(2,889,583)	(142,602)	(2,252,951)
Net increase	104,130	1,816,376	229,616	3,482,687
Class R4
Subscriptions	37,030	669,293	495,439	7,828,276
Distributions reinvested	6,057	110,783	—	—
Redemptions	(116,553)	(2,119,627)	(479,252)	(7,592,219)
Net increase (decrease)	(73,466)	(1,339,551)	16,187	236,057
Class R5
Subscriptions	100,675	1,845,245	235,771	3,731,941
Distributions reinvested	6,236	114,379	—	—
Redemptions	(54,034)	(973,671)	(161,916)	(2,537,219)
Net increase	52,877	985,953	73,855	1,194,722
Class Z
Subscriptions	341,903	6,085,473	840,334	12,757,609
Distributions reinvested	81,673	1,468,582	—	—
Redemptions	(728,916)	(12,942,054)	(1,569,013)	(24,218,530)
Net decrease	(305,340)	(5,387,999)	(728,679)	(11,460,921)
Total net decrease	(904,654)	(15,577,981)	(1,110,973)	(17,630,870)

(a)	Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017

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Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
02/28/2017 (c)	$16.77	0.13	1.07	1.20	(0.27)	—
08/31/2016	$15.89	0.32	0.56	0.88	—	—
08/31/2015	$24.98	0.29	(7.95)	(7.66)	—	(1.43)
08/31/2014	$21.07	0.26	4.10	4.36	(0.14)	(0.31)
08/31/2013	$20.04	0.24	0.87	1.11	(0.08)	—
08/31/2012 (g)	$20.89	0.06	(0.88)	(0.82)	(0.03)	—
03/31/2012	$25.57	0.05	(4.32)	(4.27)	(0.05)	(0.36)
Class B
02/28/2017 (c)	$15.89	0.05	1.01	1.06	(0.20)	—
08/31/2016	$15.17	0.20	0.52	0.72	—	—
08/31/2015	$24.10	0.12	(7.62)	(7.50)	—	(1.43)
08/31/2014	$20.35	0.08	3.98	4.06	—	(0.31)
08/31/2013	$19.44	0.08	0.83	0.91	(0.00) (h)	—
08/31/2012 (g)	$20.29	(0.00) (h)	(0.85)	(0.85)	—	—
03/31/2012	$24.96	(0.11)	(4.20)	(4.31)	—	(0.36)
Class C
02/28/2017 (c)	$15.89	0.06	1.01	1.07	(0.20)	—
08/31/2016	$15.17	0.20	0.52	0.72	—	—
08/31/2015	$24.10	0.14	(7.64)	(7.50)	—	(1.43)
08/31/2014	$20.36	0.08	3.97	4.05	—	(0.31)
08/31/2013	$19.44	0.08	0.84	0.92	(0.00) (h)	—
08/31/2012 (g)	$20.30	0.00 (h)	(0.86)	(0.86)	—	—
03/31/2012	$24.96	(0.12)	(4.18)	(4.30)	—	(0.36)
Class I
02/28/2017 (c)	$17.09	0.17	1.09	1.26	(0.31)	—
08/31/2016	$16.11	0.40	0.58	0.98	—	—
08/31/2015	$25.18	0.39	(8.03)	(7.64)	—	(1.43)
08/31/2014	$21.24	0.36	4.14	4.50	(0.25)	(0.31)
08/31/2013	$20.15	0.35	0.87	1.22	(0.13)	—
08/31/2012 (g)	$21.02	0.10	(0.89)	(0.79)	(0.08)	—
03/31/2012	$25.70	0.11	(4.30)	(4.19)	(0.13)	(0.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.27)	—	$17.70	7.13%	1.33% (d)	1.33% (d)	1.46% (d)	11%	$95,828
—	—	$16.77	5.54%	1.33%	1.33% (e)	2.06%	45%	$98,566
(1.43)	—	$15.89	(31.16%)	1.32%	1.32% (e)	1.48%	51%	$86,133
(0.45)	—	$24.98	21.00%	1.30%	1.30% (e)	1.13%	34%	$130,692
(0.08)	—	$21.07	5.54%	1.32% (f)	1.32% (e),(f)	1.17%	73%	$110,896
(0.03)	—	$20.04	(3.90%)	1.34% (d)	1.34% (d),(e)	0.79% (d)	14%	$123,271
(0.41)	0.00 (h)	$20.89	(16.64%)	1.28% (f)	1.28% (e),(f)	0.21%	167%	$145,298

(0.20)	—	$16.75	6.67%	2.07% (d)	2.07% (d)	0.63% (d)	11%	$385
—	—	$15.89	4.75%	2.09%	2.09% (e)	1.33%	45%	$552
(1.43)	—	$15.17	(31.65%)	2.07%	2.07% (e)	0.65%	51%	$986
(0.31)	—	$24.10	20.13%	2.05%	2.05% (e)	0.35%	34%	$2,346
(0.00) (h)	—	$20.35	4.70%	2.06% (f)	2.06% (e),(f)	0.40%	73%	$3,013
—	—	$19.44	(4.19%)	2.09% (d)	2.09% (d),(e)	(0.00%) (d),(h)	14%	$3,913
(0.36)	0.00 (h)	$20.29	(17.24%)	2.01% (f)	2.01% (e),(f)	(0.54%)	167%	$5,837

(0.20)	—	$16.76	6.73%	2.08% (d)	2.08% (d)	0.70% (d)	11%	$14,866
—	—	$15.89	4.75%	2.09%	2.09% (e)	1.34%	45%	$15,457
(1.43)	—	$15.17	(31.66%)	2.07%	2.07% (e)	0.77%	51%	$14,428
(0.31)	—	$24.10	20.07%	2.05%	2.05% (e)	0.38%	34%	$16,745
(0.00) (h)	—	$20.36	4.75%	2.06% (f)	2.06% (e),(f)	0.41%	73%	$15,340
—	—	$19.44	(4.24%)	2.09% (d)	2.09% (d),(e)	0.04% (d)	14%	$18,661
(0.36)	0.00 (h)	$20.30	(17.20%)	2.02% (f)	2.02% (e),(f)	(0.55%)	167%	$22,785

(0.31)	—	$18.04	7.36%	0.86% (d)	0.86% (d)	1.92% (d)	11%	$16,939
—	—	$17.09	6.08%	0.86%	0.86%	2.51%	45%	$18,170
(1.43)	—	$16.11	(30.81%)	0.84%	0.84%	1.99%	51%	$35,650
(0.56)	—	$25.18	21.57%	0.82%	0.82%	1.56%	34%	$41,700
(0.13)	—	$21.24	6.06%	0.83% (f)	0.83% (f)	1.70%	73%	$44,595
(0.08)	—	$20.15	(3.72%)	0.86% (d)	0.86% (d)	1.29% (d)	14%	$28,803
(0.49)	0.00 (h)	$21.02	(16.23%)	0.80% (f)	0.80% (e),(f)	0.49%	167%	$29,761
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class K
02/28/2017 (c)	$16.93	0.14	1.07	1.21	(0.28)	—
08/31/2016	$16.01	0.36	0.56	0.92	—	—
08/31/2015	$25.11	0.26	(7.93)	(7.67)	—	(1.43)
08/31/2014	$21.18	0.30	4.12	4.42	(0.18)	(0.31)
08/31/2013	$20.13	0.28	0.87	1.15	(0.10)	—
08/31/2012 (g)	$20.99	0.07	(0.88)	(0.81)	(0.05)	—
03/31/2012	$25.67	0.09	(4.33)	(4.24)	(0.08)	(0.36)
Class R
02/28/2017 (c)	$16.66	0.10	1.07	1.17	(0.25)	—
08/31/2016	$15.83	0.29	0.54	0.83	—	—
08/31/2015	$24.94	0.25	(7.93)	(7.68)	—	(1.43)
08/31/2014	$21.03	0.21	4.10	4.31	(0.09)	(0.31)
08/31/2013	$20.03	0.21	0.84	1.05	(0.05)	—
08/31/2012 (g)	$20.88	0.05	(0.89)	(0.84)	(0.01)	—
03/31/2012	$25.56	0.02	(4.33)	(4.31)	(0.01)	(0.36)
Class R4
02/28/2017 (c)	$17.26	0.15	1.10	1.25	(0.29)	—
08/31/2016	$16.30	0.37	0.59	0.96	—	—
08/31/2015	$25.52	0.34	(8.13)	(7.79)	—	(1.43)
08/31/2014	$21.51	0.35	4.17	4.52	(0.20)	(0.31)
08/31/2013 (i)	$20.25	0.35	0.96	1.31	(0.05)	—
Class R5
02/28/2017 (c)	$17.33	0.17	1.10	1.27	(0.30)	—
08/31/2016	$16.35	0.41	0.57	0.98	—	—
08/31/2015	$25.54	0.39	(8.15)	(7.76)	—	(1.43)
08/31/2014	$21.53	0.37	4.19	4.56	(0.24)	(0.31)
08/31/2013 (j)	$20.25	0.34	1.00	1.34	(0.06)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.28)	—	$17.86	7.14%	1.20% (d)	1.20% (d)	1.58% (d)	11%	$6
—	—	$16.93	5.75%	1.16%	1.16%	2.27%	45%	$5
(1.43)	—	$16.01	(31.03%)	1.13%	1.13%	1.18%	51%	$5
(0.49)	—	$25.11	21.21%	1.12%	1.12%	1.31%	34%	$79
(0.10)	—	$21.18	5.71%	1.13% (f)	1.13% (f)	1.35%	73%	$69
(0.05)	—	$20.13	(3.85%)	1.16% (d)	1.16% (d)	0.90% (d)	14%	$77
(0.44)	0.00 (h)	$20.99	(16.45%)	1.11% (f)	1.11% (e),(f)	0.43%	167%	$109

(0.25)	—	$17.58	6.98%	1.58% (d)	1.58% (d)	1.20% (d)	11%	$9,249
—	—	$16.66	5.24%	1.59%	1.59% (e)	1.84%	45%	$7,031
(1.43)	—	$15.83	(31.29%)	1.57%	1.57% (e)	1.30%	51%	$3,045
(0.40)	—	$24.94	20.73%	1.55%	1.55% (e)	0.90%	34%	$3,131
(0.05)	—	$21.03	5.27%	1.57% (f)	1.57% (e),(f)	1.01%	73%	$1,664
(0.01)	—	$20.03	(4.04%)	1.59% (d)	1.59% (d),(e)	0.61% (d)	14%	$1,226
(0.37)	0.00 (h)	$20.88	(16.80%)	1.55% (f)	1.55% (e),(f)	0.11%	167%	$880

(0.29)	—	$18.22	7.23%	1.08% (d)	1.08% (d)	1.69% (d)	11%	$6,991
—	—	$17.26	5.89%	1.09%	1.09% (e)	2.30%	45%	$7,890
(1.43)	—	$16.30	(31.00%)	1.07%	1.07% (e)	1.69%	51%	$7,191
(0.51)	—	$25.52	21.32%	1.05%	1.05% (e)	1.49%	34%	$12,899
(0.05)	—	$21.51	6.50%	1.06% (d)	1.06% (d),(e)	2.05% (d)	73%	$1,575

(0.30)	—	$18.30	7.35%	0.91% (d)	0.91% (d)	1.93% (d)	11%	$7,890
—	—	$17.33	5.99%	0.91%	0.91%	2.53%	45%	$6,558
(1.43)	—	$16.35	(30.85%)	0.89%	0.89%	1.97%	51%	$4,978
(0.55)	—	$25.54	21.53%	0.87%	0.87%	1.58%	34%	$4,578
(0.06)	—	$21.53	6.63%	0.88% (d)	0.88% (d)	2.02% (d)	73%	$1,058
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
02/28/2017 (c)	$16.97	0.15	1.08	1.23	(0.29)	—
08/31/2016	$16.03	0.37	0.57	0.94	—	—
08/31/2015	$25.12	0.33	(7.99)	(7.66)	—	(1.43)
08/31/2014	$21.19	0.32	4.12	4.44	(0.20)	(0.31)
08/31/2013	$20.13	0.28	0.88	1.16	(0.10)	—
08/31/2012 (g)	$21.00	0.08	(0.89)	(0.81)	(0.06)	—
03/31/2012	$25.67	0.09	(4.31)	(4.22)	(0.09)	(0.36)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended February 28, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	For the period from April 1, 2012 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from March 31 to August 31.
(h)	Rounds to zero.
(i)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(j)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.29)	—	$17.91	7.23%	1.08% (d)	1.08% (d)	1.71% (d)	11%	$91,881
—	—	$16.97	5.86%	1.09%	1.09% (e)	2.35%	45%	$92,245
(1.43)	—	$16.03	(30.97%)	1.07%	1.07% (e)	1.68%	51%	$98,857
(0.51)	—	$25.12	21.29%	1.05%	1.05% (e)	1.36%	34%	$174,759
(0.10)	—	$21.19	5.80%	1.07% (f)	1.07% (e),(f)	1.35%	73%	$186,303
(0.06)	—	$20.13	(3.84%)	1.09% (d)	1.09% (d),(e)	1.03% (d)	14%	$310,620
(0.45)	0.00 (h)	$21.00	(16.37%)	1.01% (f)	1.01% (e),(f)	0.42%	167%	$390,028
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	21

Notes to Financial Statements
February 28, 2017 (Unaudited)
Note 1. Organization
Columbia Global Energy and Natural Resources Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares generally convert to Class A shares eight years after purchase. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges, however this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017. On or about March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
22	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
24	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.75% to 0.58% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2017 was 0.75% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class I shares. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class and Class I shares did not pay transfer agency fees.
For the six months ended February 28, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.22
Class B	0.22
Class C	0.22
Class I	0.003
Class K	0.058
Class R	0.22
Class R4	0.22
Class R5	0.055
Class Z	0.22
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable
26	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2017, if any, are listed below:
Amount ($)
Class A	56,769
Class C	713
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	January 1, 2017 through December 31, 2017	Prior to January 1, 2017
Class A	1.430%	1.51%
Class B	2.180	2.26
Class C	2.180	2.26
Class I	1.045	1.09
Class K	1.345	1.39
Class R	1.680	1.76
Class R4	1.180	1.26
Class R5	1.095	1.14
Class Z	1.180	1.26
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
At February 28, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
215,631,000	39,694,000	(13,529,000)	26,165,000
The following capital loss carryforwards, determined at August 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	2,380,326	23,775,778	26,156,104
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $26,109,445 and $43,854,686, respectively, for the six months ended February 28, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended February 28, 2017.
28	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Note 8. Significant risks
Energy sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the energy sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the energy sector are subject to certain risks, including legislative or regulatory changes, adverse market conditions and increased competition. Performance of such companies may be affected by factors including, among others, fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, events occurring in nature and local and international politics. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the performance of companies in the energy sector.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Materials sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the materials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the materials sector are subject to certain risks, including that many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At February 28, 2017, one unaffiliated shareholder of record owned 14.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 37.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
February 28, 2017 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2017	31

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Columbia Global Energy and Natural Resources Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR144_08_G01_(04/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	April 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 21, 2017